UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973
(Address of principal executive offices) (Zip code)

Lawrence B. Stoller, Esq.
Vice President, Secretary, and Chief Legal Officer
90 Hudson Street, Jersey City, New Jersey 07302-3973
(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2023

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

National Tax Free Fund

High Income Municipal Bond Fund

Short Duration High Income Municipal Bond Fund

Sustainable Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

For the six-month period ended March 31, 2023

Table of Contents

1	A Letter to Shareholders

Investment Comparisons

2	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating

Schedules of Investments:

13	Short Duration Tax Free Fund

32	Intermediate Tax Free Fund

81	National Tax Free Fund

116	High Income Municipal Bond Fund

146	Short Duration High Income Municipal Bond Fund

164	Sustainable Municipal Bond Fund

167	California Tax Free Fund

183	New Jersey Tax Free Fund

193	New York Tax Free Fund

210	Statements of Assets and Liabilities

214	Statements of Operations

216	Statements of Changes in Net Assets

222	Financial Highlights

240	Notes to Financial Statements

261	Supplemental Information to Shareholders

Lord Abbett Municipal Income Fund

Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett National Tax Free Income Fund, Lord Abbett High Income Municipal Bond Fund, Lord Abbett Short Duration High Income Municipal Bond Fund, Lord Abbett Sustainable Municipal Bond Fund, Lord Abbett California Tax Free Income Fund, Lord Abbett New Jersey Tax Free Income Fund, and Lord Abbett New York Tax Free Income Fund
Semiannual Report

For the six-month period ended March 31, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Municipal Income Fund for the six-month period ended March 31, 2023. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 through March 31, 2023.)

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 10/1/22 - 3/31/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/22	3/31/23	10/1/22 - 3/31/23
Class A
Actual	$1,000.00	$1,026.90	$3.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class C
Actual	$1,000.00	$1,023.90	$6.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.34
Class F
Actual	$1,000.00	$1,027.40	$2.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class F3
Actual	$1,000.00	$1,028.20	$2.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.89	$2.07
Class I
Actual	$1,000.00	$1,028.00	$2.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.26% for Class C, 0.55% for Class F, 0.41% for Class F3, and 0.45% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2023

Credit Rating: S&P or Moody’s(a)	%*	Credit Rating: S&P or Moody’s(a)	%*
AAA	4.25%	BBB-	4.75%
AA+	7.72%	BB+	0.39%
AA	14.09%	BB	0.30%
AA-	8.39%	BB-	0.54%
A+	9.20%	B+	0.04%
A	17.93%	B	0.20%
A-	12.89%	NR	10.59%
BBB+	6.54%	Total	100.00%
BBB	2.18%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

Intermediate Tax Free Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/22	3/31/23	10/1/22 - 3/31/23
Class A
Actual	$1,000.00	$1,059.00	$3.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.39	$3.58
Class C
Actual	$1,000.00	$1,056.90	$6.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$6.69
Class F
Actual	$1,000.00	$1,060.60	$3.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.89	$3.07
Class F3
Actual	$1,000.00	$1,060.40	$2.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
Class I
Actual	$1,000.00	$1,061.20	$2.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.39	$2.57

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.71% for Class A, 1.33% for Class C, 0.61% for Class F, 0.45% for Class F3, and 0.51% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2023

Credit Rating: S&P or Moody’s(a)	%*	Credit Rating: S&P or Moody’s(a)	%*
AAA	4.17%	BB+	1.83%
AA+	4.11%	BB	0.81%
AA	11.86%	BB-	1.59%
AA-	8.48%	B+	1.03%
A+	10.68%	B	0.43%
A	10.52%	B-	0.43%
A-	14.70%	D	0.12%
BBB+	8.27%	NR	9.91%
BBB	4.57%	Total	100.00%
BBB-	6.49%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

National Tax Free Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/22	3/31/23	10/1/22 - 3/31/23
Class A
Actual	$1,000.00	$1,073.30	$3.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.09	$3.88
Class C
Actual	$1,000.00	$1,069.90	$7.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.04
Class F
Actual	$1,000.00	$1,073.90	$3.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class F3
Actual	$1,000.00	$1,074.60	$2.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.29	$2.67
Class I
Actual	$1,000.00	$1,074.30	$2.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.09	$2.87

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.77% for Class A, 1.40% for Class C, 0.67% for Class F, 0.53% for Class F3, and 0.57% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2023

Credit Rating: S&P or Moody’s(a)	%*	Credit Rating: S&P or Moody’s(a)	%*
AAA	2.66%	BB+	0.99%
AA+	5.93%	BB	0.83%
AA	11.33%	BB-	1.03%
AA-	7.02%	B+	0.50%
A+	10.54%	B	0.73%
A	10.97%	B-	0.50%
A-	15.82%	D	0.10%
BBB+	8.01%	NR	5.38%
BBB	8.96%	Total	100.00%
BBB-	8.70%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

High Income Municipal Bond Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/22	3/31/23	10/1/22 - 3/31/23
Class A
Actual	$1,000.00	$1,057.40	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.94	$4.03
Class C
Actual	$1,000.00	$1,055.10	$7.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.24
Class F
Actual	$1,000.00	$1,057.90	$3.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.39	$3.58
Class F3
Actual	$1,000.00	$1,058.80	$2.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.14	$2.82
Class I
Actual	$1,000.00	$1,058.50	$3.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.80% for Class A, 1.44% for Class C, 0.71% for Class F, 0.56% for Class F3, and 0.60% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2023

Credit Rating: S&P or Moody’s(a)	%*	Credit Rating: S&P or Moody’s(a)	%*
AAA	0.68%	BB	4.71%
AA+	0.99%	BB-	6.04%
AA	2.63%	B+	2.46%
AA-	1.44%	B	2.06%
A+	1.97%	B-	3.96%
A	4.59%	CCC+	0.38%
A-	6.10%	CCC	0.08%
BBB+	3.80%	CCC-	1.07%
BBB	6.05%	D	0.35%
BBB-	7.72%	NR	36.12%
BB+	6.80%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

Short Duration High Income Municipal Bond Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/22	3/31/23	10/1/22 - 3/31/23
Class A*
Actual	$1,000.00	$1,040.80	$3.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class C*
Actual	$1,000.00	$1,037.40	$6.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.25	$6.74
Class F*
Actual	$1,000.00	$1,041.30	$2.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class F3*
Actual	$1,000.00	$1,042.20	$1.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.99	$1.97
Class I*
Actual	$1,000.00	$1,041.10	$2.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.59	$2.37

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.67% for Class A, 1.34% for Class C, 0.58% for Class F, 0.39% for Class F3, and 0.47% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.65% for Class A, 1.45% for Class C, 0.55% for Class F, 0.37% for Class F3 and 0.45% for class I. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$3.31	$3.28
Class C	$7.37	$7.29
Class F	$2.80	$2.77
Class F3	$1.88	$1.87
Class I	$2.29	$2.27

Portfolio Holdings Presented by Credit Rating

March 31, 2023

Credit Rating: S&P or Moody’s(a)	%*	Credit Rating: S&P or Moody’s(a)	%*
AAA	0.22%	BB+	6.10%
AA+	0.95%	BB	3.61%
AA	1.05%	BB-	10.01%
AA-	1.23%	B+	5.81%
A+	2.53%	B	3.28%
A	5.57%	B-	2.24%
A-	8.12%	CCC+	0.90%
BBB+	6.88%	D	0.21%
BBB	4.45%	NR	24.95%
BBB-	11.89%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

Sustainable Municipal Bond Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/22	3/31/23	10/1/22 - 3/31/23
Class A
Actual	$1,000.00	$1,060.10	$3.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.18
Class C
Actual	$1,000.00	$1,055.90	$7.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$7.19
Class F
Actual	$1,000.00	$1,060.60	$2.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.29	$2.67
Class F3
Actual	$1,000.00	$1,061.40	$2.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.99	$1.97
Class I
Actual	$1,000.00	$1,061.20	$2.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.79	$2.17

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.63% for Class A, 1.43% for Class C, 0.53% for Class F, 0.39% for Class F3, and 0.43% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2023

Credit Rating: S&P or Moody’s(a)	%*	Credit Rating: S&P or Moody’s(a)	%*
AAA	10.66%	BBB+	4.71%
AA+	5.72%	BBB	7.61%
AA	6.73%	BBB-	9.36%
AA-	5.44%	BB+	4.29%
A+	15.82%	BB	6.40%
A	16.05%	Total	100.00%
A-	7.21%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

California Tax Free Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/22	3/31/23	10/1/22 - 3/31/23
Class A
Actual	$1,000.00	$1,076.60	$3.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.09	$3.88
Class C
Actual	$1,000.00	$1,073.20	$7.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.04
Class F
Actual	$1,000.00	$1,077.10	$3.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class F3
Actual	$1,000.00	$1,077.80	$2.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.72
Class I
Actual	$1,000.00	$1,077.70	$2.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.09	$2.87

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.77% for Class A, 1.40% for Class C, 0.67% for Class F, 0.54% for Class F3, and 0.57% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2023

Credit Rating: S&P or Moody’s(a)	%*	Credit Rating: S&P or Moody’s(a)	%*
AAA	0.83%	BB+	0.54%
AA+	2.46%	BB	1.80%
AA	26.09%	BB-	0.67%
AA-	10.46%	B+	0.42%
A+	8.11%	CCC	0.04%
A	11.69%	CCC-	0.08%
A-	7.86%	D	0.12%
BBB+	9.24%	NR	9.70%
BBB	4.71%	Total	100.00%
BBB-	5.18%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

New Jersey Tax Free Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/22	3/31/23	10/1/22 - 3/31/23
Class A
Actual	$1,000.00	$1,078.70	$4.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.13
Class F
Actual	$1,000.00	$1,079.20	$3.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.34	$3.63
Class F3
Actual	$1,000.00	$1,082.20	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class I
Actual	$1,000.00	$1,082.00	$3.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.84	$3.13

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 0.72% for Class F, 0.58% for Class F3, and 0.62% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2023

Credit Rating: S&P or Moody’s(a)	%*	Credit Rating: S&P or Moody’s(a)	%*
AAA	2.96%	BBB	4.78%
AA+	2.73%	BBB-	4.12%
AA	16.48%	BB+	0.22%
AA-	18.93%	BB-	2.29%
A+	8.00%	D	0.20%
A	5.26%	NR	3.88%
A-	21.82%	Total	100.00%
BBB+	8.33%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

New York Tax Free Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/22	3/31/23	10/1/22 - 3/31/23
Class A
Actual	$1,000.00	$1,080.30	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.99	$3.98
Class C
Actual	$1,000.00	$1,077.00	$7.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.09
Class F
Actual	$1,000.00	$1,080.80	$3.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.49	$3.48
Class F3
Actual	$1,000.00	$1,081.50	$2.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class I
Actual	$1,000.00	$1,081.30	$3.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.79% for Class A, 1.41% for Class C, 0.69% for Class F, 0.55% for Class F3, and 0.59% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2023

Credit Rating: S&P or Moody’s(a)	%*	Credit Rating: S&P or Moody’s(a)	%*
AAA	4.92%	BB+	1.11%
AA+	14.61%	BB	0.46%
AA	12.66%	BB-	0.44%
AA-	8.46%	B+	0.75%
A+	3.78%	B	0.25%
A	6.33%	B-	1.41%
A-	12.84%	CCC+	0.45%
BBB+	7.95%	D	0.21%
BBB	6.76%	NR	7.36%
BBB-	9.25%	Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments, which excludes derivatives.

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 92.28%

MUNICIPAL BONDS 92.28%

Corporate-Backed 8.18%
Allegheny County Industrial Development Authority-US Steel Corporation PA	4.875%		11/1/2024	BB-	$4,500,000	$4,507,599
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	19,500,000	19,259,011
Charles City County Economic Development Authority-Waste Mgmt Inc VA	2.875%		2/1/2029	A-	3,500,000	3,231,628
City of Farmington-Public Service Co of NM	1.10%	#(a)	6/1/2040	BBB	16,000,000	15,927,127
County of Nez Perce-Potlatchdeltic Corp ID	2.75%		10/1/2024	BBB-	11,310,000	11,153,821
County of Warren-International Paper Co MS	2.90%	#(a)	9/1/2032	BBB	4,250,000	4,241,968
Development Authority of Burke County-Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2040	BBB+	3,750,000	3,574,388
Downtown Doral South Community Development District FL†	3.875%		12/15/2023	NR	55,000	54,839
Industrial Development Board of the City of Mobile Alabama-Alabama Power Company	1.00%	#(a)	6/1/2034	A1	3,100,000	2,957,125
Industrial Development Board of the City of Mobile Alabama-Alabama Power Company	2.90%	#(a)	7/15/2034	A1	20,000,000	19,949,428
Matagorda County Navigation District No. 1-Aep Texas Inc	2.60%		11/1/2029	A-	1,400,000	1,265,843
Matagorda County Navigation District No. 1-Aep Texas Inc (AMBAC)	4.40%		5/1/2030	A-	1,500,000	1,522,946
New Hampshire Business Finance Authority-United Illuminating Co	2.80%	#(a)	10/1/2033	A-	5,000,000	4,991,946
Niagara Area Development Corp.-Covanta Holding Corp NY†	3.50%		11/1/2024	B1	750,000	731,816
Ohio Air Quality Development Authority-American Electric Pwr Co	1.90%	#(a)	5/1/2026	BBB+	2,000,000	1,941,503
Ohio Air Quality Development Authority-American Electric Pwr Co	2.40%	#(a)	12/1/2038	BBB+	10,700,000	9,466,186
Ohio Air Quality Development Authority-Ohio valley Electric Corp	1.50%	#(a)	2/1/2026	Baa3	1,000,000	922,280
Oregon State Business Development Commission-Intel Corporation	2.40%	#(a)	12/1/2040	A	10,500,000	10,450,519

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Parish of St. James-Nustar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB-	$3,500,000	$3,592,289
Parish of St. John the Baptist-Marathon Oil Corporation LA	2.10%	#(a)	6/1/2037	BBB-	8,000,000	7,811,776
Parish of St. John the Baptist-Marathon Oil Corporation LA	2.125%	#(a)	6/1/2037	BBB-	6,150,000	6,007,145
Parish of St. John the Baptist-Marathon Oil Corporation LA	2.375%	#(a)	6/1/2037	BBB-	4,575,000	4,322,936
Parish of St. John the Baptist-Marathon Oil Corporation LA(b)	4.05%	#(a)	6/1/2037	BBB-	4,650,000	4,650,000
Public Finance Authority-Ameream LLC WI†	5.00%		12/1/2027	NR	1,455,000	1,299,287
Selma Industrial Development Board-International Paper Co AL	2.00%	#(a)	11/1/2033	BBB	2,625,000	2,526,221
Total						146,359,627

Education 3.18%
California Community Choice Financing Authority	4.943% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	15,000,000	15,200,493	(c)
California State University	0.55%	#(a)	11/1/2049	Aa2	5,000,000	4,481,810
Capital Trust Agency, Inc.-Renaissance Chtr Sch 2019 FL†	4.00%		6/15/2029	NR	1,265,000	1,180,280
Connecticut State Health & Educational Facilities Authority	2.80%	#(a)	7/1/2057	AAA	9,850,000	9,804,072
Florida Higher Educational Facilities Financial Authority-St Leo Univ Inc Oblig Grp	5.00%		3/1/2024	BB+	640,000	642,395
Florida Higher Educational Facilities Financial Authority-St Leo Univ Inc Oblig Grp	5.00%		3/1/2025	BB+	675,000	678,137
Hospital Facilities Authority of Multnomah County Oregon-Mirabella So Waterfront	5.00%		10/1/2024	NR	660,000	659,341
Illinois Finance Authority-Illinois Inst of Tech	5.00%		9/1/2028	Ba2	1,135,000	1,141,355
Illinois Finance Authority-Illinois Inst of Tech	5.00%		9/1/2029	Ba2	630,000	633,745
Massachusetts Development Finance Agency-Williams College	0.45%	#(a)	7/1/2041	AA+	3,500,000	3,261,249
New Jersey Economic Development Authority	5.00%		6/15/2028	A3	3,000,000	3,290,917
North Carolina Capital Facilities Finance Agency-Campbell University Inc	5.00%		10/1/2025	Baa2	1,700,000	1,762,548

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Ohio Air Quality Development Authority-Duke Energy Corp	4.00%	#(a)	9/1/2030	BBB	$1,300,000	$1,311,454
University of California	4.25%		5/15/2039	AA	3,000,000	3,023,135
University of Colorado	2.00%	#(a)	6/1/2054	Aa1	10,000,000	9,830,309
Total						56,901,240

Energy 0.95%
Kentucky Public Energy Authority	4.00%	#(a)	12/1/2050	A2	5,000,000	4,988,431
New Mexico Municipal Energy Acquisition Authority	5.00%	#(a)	11/1/2039	Aa1	8,300,000	8,525,753
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	3,500,000	3,571,221
Total						17,085,405

General Obligation 12.92%
Chicago Board of Education IL GO	5.00%		12/1/2023	BB+	3,330,000	3,350,814
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2033	AA	1,850,000	1,978,159
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2034	AA	4,300,000	4,574,903
City of Auburn NY GO	3.50%		8/16/2023	NR	10,000,000	10,017,469
City of Chicago IL GO	5.00%		1/1/2026	BBB+	2,125,000	2,200,768
City of Chicago IL GO	5.00%		1/1/2028	BBB+	4,900,000	5,170,817
City of Chicago IL GO	5.25%		1/1/2027	BBB+	1,665,000	1,707,479
City of New York NY GO	3.65%	#(a)	3/1/2040	AA	2,900,000	2,900,000
City of New York NY GO	5.00%	#(a)	6/1/2044	AA	8,500,000	8,865,093
City of Philadelphia PA GO	5.00%		2/1/2025	A	2,140,000	2,226,841
City of Philadelphia PA GO	5.00%		2/1/2026	A	1,000,000	1,065,701
City of Philadelphia PA GO	5.00%		2/1/2028	A	2,000,000	2,227,172
City of Troy NY GO	4.00%		7/28/2023	NR	7,700,000	7,729,212
Clark County School District NV GO (AGM)	3.00%		6/15/2024	AA	575,000	577,898
Clark County School District NV GO (AGM)	3.00%		6/15/2025	AA	650,000	656,270
Clark County School District NV GO (AGM)	5.00%		6/15/2026	AA	500,000	539,817
Clark County School District NV GO (AGM)	5.00%		6/15/2027	AA	1,000,000	1,102,880
County of Cook IL GO	5.00%		11/15/2027	A+	2,000,000	2,199,141
County of Cook IL GO	5.00%		11/15/2028	A+	2,300,000	2,575,351
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2028	A3	5,000,000	5,484,861
Northside Independent School District TX GO (PSF GTD)	1.60%	#(a)	8/1/2049	Aaa	2,725,000	2,659,343
Plano Independent School District TX GO	5.00%		2/15/2025	Aaa	10,000,000	10,457,919
School District of Philadelphia PA GO	5.00%		9/1/2023	A1	500,000	504,271

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
School District of Philadelphia PA GO	5.00%		9/1/2023	A1	$1,250,000	$1,260,678
School District of Philadelphia PA GO	5.00%		9/1/2024	A1	900,000	926,798
School District of Philadelphia PA GO	5.00%		9/1/2025	A1	1,200,000	1,261,337
State of California GO	5.00%		8/1/2026	Aa2	7,485,000	7,943,078
State of Connecticut GO	5.00%		4/15/2025	AA-	7,000,000	7,349,998
State of Connecticut GO	5.00%		10/15/2026	AA-	5,000,000	5,453,177
State of Illinois GO	5.00%		11/1/2023	A-	10,000,000	10,111,429
State of Illinois GO	5.00%		3/1/2025	A-	5,500,000	5,700,322
State of Illinois GO	5.00%		12/1/2025	A3	10,000,000	10,516,556
State of Illinois GO	5.00%		3/1/2026	A-	2,500,000	2,641,806
State of Illinois GO	5.00%		3/1/2027	A-	7,500,000	8,067,872
State of Illinois GO	5.00%		2/1/2028	A-	5,990,000	6,428,190
State of Illinois GO	5.00%		3/1/2029	A-	4,010,000	4,438,288
State of Illinois GO	5.00%		10/1/2029	A-	2,115,000	2,323,029
State of Illinois GO	5.00%		11/1/2030	A-	7,200,000	7,623,717
State of Illinois GO	5.25%		2/1/2030	A-	3,000,000	3,040,749
State of Illinois GO	5.375%		5/1/2023	A-	3,000,000	3,005,186
State of New Jersey GO	5.00%		6/1/2025	A2	4,425,000	4,653,985
Tennessee Energy Acquisition Corp.	5.00%	#(a)	5/1/2053	A2	20,000,000	20,592,874
Town of Westborough MA GO	5.00%		3/28/2024	NR	15,000,000	15,351,106
Township of Woodbridge NJ GO	4.50%		3/15/2024	NR	15,000,000	15,262,660
Western Placer Unified School District CA Special Tax	2.00%		6/1/2025	NR	2,000,000	1,936,099
Western Placer Unified School District CA Special Tax	2.00%		6/1/2025	NR	4,750,000	4,597,277
Total						231,258,390

Health Care 16.31%
Allegheny County Hospital Development Authority PA	5.00%		4/1/2026	A	2,500,000	2,657,818
Berks County Municipal Authority-Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	B	4,000,000	3,445,762
California Municipal Finance Authority-Eisenhower Medical Center	5.00%		7/1/2026	Baa2	1,345,000	1,417,024
California Statewide Communities Development Authority-Viamonte Sr Living 1 Inc	3.00%		7/1/2026	AA-	4,500,000	4,502,080

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority-Viamonte Sr Living 1 Inc	3.00%		7/1/2027	AA-		$2,250,000	$2,251,117
Charlotte-Mecklenburg Hospital Authority-Atrium Health OBLIG Grp NC	5.00%	#(a)	1/15/2050	AA-		10,000,000	10,360,802
City of Lenexa-Lakeview Village Inc KS	5.00%		5/15/2025	BB+	(d)	990,000	997,841
City of South Miami Health Facilities Authority, Inc.-Baptist Hlth South Fl OBL FL	5.00%		8/15/2023	AA-		1,350,000	1,361,198
Colorado Health Facilities Authority-Adventhealth Oblig Group	5.00%	#(a)	11/15/2048	AA		13,525,000	14,243,865
Colorado Health Facilities Authority-Adventhealth Oblig Group	5.00%	#(a)	11/15/2049	NR		185,000	202,140
Colorado Health Facilities Authority-Adventhealth Oblig Group	5.00%	#(a)	11/15/2049	AA		1,825,000	1,947,661
Colorado Health Facilities Authority-Commonspirit Hlth Oblig	5.00%	#(a)	8/1/2049	A-		8,085,000	8,483,118
Colorado Health Facilities Authority-Intermountain Hlthcr Oblg	5.00%	#(a)	5/15/2062	AA+		13,000,000	14,026,589
County of Cuyahoga-The Metrohealth System OH	5.00%		2/15/2025	BBB		1,500,000	1,544,316
County of Laramie-Cheyenne Regl Med Ctr WY	4.00%		5/1/2025	A+		290,000	297,238
County of Laramie-Cheyenne Regl Med Ctr WY	4.00%		5/1/2026	A+		200,000	207,426
County of Laramie-Cheyenne Regl Med Ctr WY	4.00%		5/1/2027	A+		355,000	372,837
County of Lehigh-Lehigh VY Hlth Netwrk Obg PA	5.00%		7/1/2026	A+		1,755,000	1,869,585
County of Lehigh-St Luke’S Hosp Oblig Grp PA	5.07% (MUNIPSA * 1 + 1.10%	)#	8/15/2038	A-		14,890,000	14,709,536
County of Miami-Dade-Public Hlth Trust Miami FL	5.00%		6/1/2026	Aa2		4,165,000	4,358,276
Florida Development Finance Corp.-Lakeland Regl Hlth Olig	5.00%		11/15/2024	A2		2,200,000	2,266,802
Florida Development Finance Corp.-Lakeland Regl Hlth Olig	5.00%		11/15/2026	A2		1,000,000	1,069,123
Franklin County Industrial Development Authority-Menno-Haven Inc Oblig Grp PA	5.00%		12/1/2023	NR		500,000	497,859

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Geisinger Authority-Geisinger Hlth Sys Oblig PA	5.00%	#(a)	4/1/2043	AA-	$17,000,000	$18,035,309
General Authority of Southcentral Pennsylvania-Wellspan Hlth Oblig Grp	4.57% (MUNIPSA * 1 + .60%	)#	6/1/2049	Aa3	9,000,000	8,975,435
Greeneville Health & Educational Facilities Board-Ballad Health Oblig Group TN	5.00%		7/1/2023	A-	1,500,000	1,506,142
Harris County Cultural Education Facilities Finance Corp.-Memorial Hermann Hlth Obl TX	4.54% (MUNIPSA * 1 + .57%	)#	12/1/2049	A+	7,770,000	7,723,500
Harris County Cultural Education Facilities Finance Corp.-Memorial Hermann Hlth Obl TX	4.82% (MUNIPSA * 1 + .85%	)#	7/1/2049	A+	11,000,000	10,804,497
Health & Educational Facilities Authority of the State of Missouri-BJC Healthcare Oblig Grp	4.00%	#(a)	5/1/2051	AA	12,000,000	12,420,444
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple Univ Hlth Obl Grp PA	5.00%		7/1/2027	BBB	5,000,000	5,291,658
Illinois Finance Authority-Mercy Hlth Corp Oblig Grp	5.00%		12/1/2025	A3	5,830,000	6,128,711
Illinois Finance Authority-OSF Healthcare Sys Oblig	5.00%	#(a)	5/15/2050	A	4,500,000	4,758,588
Illinois Finance Authority-Plymouth Place Obl Group	5.00%		5/15/2025	NR	770,000	790,259
Illinois Finance Authority-Univ Chicago Med Ctr Og	5.00%	#(a)	8/15/2052	AA-	7,200,000	7,829,138
Indiana Finance Authority Obl Grp	0.70%	#(a)	12/1/2046	AA	7,000,000	6,411,530
Industrial Development Authority of the County of Pima-La Posada Park Centre Obl AZ†	5.125%		11/15/2029	NR	1,500,000	1,492,856
Kentucky Economic Development Finance Authority-Owensboro Health Inc Oblg	5.00%		6/1/2025	Baa2	1,400,000	1,446,471
Lee Memorial Health System Obl FL	5.00%		4/1/2025	A+	2,625,000	2,728,509
Maricopa County Industrial Development Authority-Banner Health Oblig Group AZ	4.54% (MUNIPSA * 1 + .57%	)#	1/1/2035	AA-	4,410,000	4,394,872
Maryland Health & Higher Educational Facilities Authority-Univ of MD Med Sys Oblg	5.00%	#(a)	7/1/2045	A	6,250,000	6,461,099

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency-Beth Israel Lahey Obl Grp	5.00%		7/1/2023	A	$600,000	$602,647
Massachusetts Development Finance Agency-Mass General Brigham Inc	5.00%	#(a)	7/1/2038	AA-	2,000,000	2,033,074
Massachusetts Development Finance Agency-Wellforce Obligated Group	5.00%		7/1/2024	BBB+	2,030,000	2,076,688
Massachusetts Development Finance Agency-Wellforce Obligated Group	5.00%		7/1/2025	BBB+	800,000	823,583
Michigan Finance Authority-Trinity Hlth Corp Oblig	5.00%		12/1/2026	AA-	2,250,000	2,445,748
Monroeville Finance Authority-UPMC Obligated Group PA	5.00%		2/15/2024	A	1,015,000	1,033,897
Montgomery County Higher Education & Health Authority-Thomas Jefferson Univ Obl PA	5.00%		9/1/2026	A	1,150,000	1,229,846
Montgomery County Higher Education & Health Authority-Thomas Jefferson Univ Obl PA	5.00%		9/1/2027	A	1,500,000	1,635,033
Montgomery County Higher Education & Health Authority-Thomas Jefferson Univ Obl PA	5.00%		9/1/2028	A	1,850,000	2,049,995
New Jersey Health Care Facilities Financing Authority-Hackensack Merdn Hlth Ob	5.00%		7/1/2026	AA-	3,900,000	4,204,832
New Jersey Health Care Facilities Financing Authority-St Joseph’S Hlthcr Oblig	5.00%		7/1/2025	BBB-	1,600,000	1,644,383
New Jersey Health Care Facilities Financing Authority-Valley Hlth Sys Oblig Grp	5.00%		7/1/2026	A	1,800,000	1,928,487
New Jersey Health Care Facilities Financing Authority-Valley Hlth Sys Oblig Grp	5.00%		7/1/2027	A	1,250,000	1,367,247
New York City Industrial Development Agency-Yankee Stadium LLC NY (AGM)	5.00%		3/1/2029	AA	2,000,000	2,236,293
New York State Dormitory Authority-Montefiore Obligated Grp	5.00%		8/1/2024	BBB-	1,500,000	1,517,633
New York State Dormitory Authority-Montefiore Obligated Grp	5.00%		9/1/2027	BBB-	1,400,000	1,428,565
New York State Dormitory Authority-Montefiore Obligated Grp	5.00%		9/1/2028	BBB-	1,500,000	1,537,783
New York State Dormitory Authority-Montefiore Obligated Grp	5.00%		9/1/2029	BBB-	1,750,000	1,793,880
New York State Dormitory Authority-Montefiore Obligated Grp	5.00%		9/1/2030	BBB-	1,000,000	1,012,169

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
North Carolina Medical Care Commission-Southminster Inc Obl Grp	5.00%		10/1/2023	NR		$750,000	$750,209
Northampton County General Purpose Authority-St Luke’S Hosp Obl Grp PA	4.303% (1 Mo. LIBOR * .70 + 1.04%	)#	8/15/2048	A-		8,000,000	8,005,998
Oklahoma Development Finance Authority-Ou Medicine Obligated Grp	5.00%		8/15/2025	BB-		550,000	546,866
Oklahoma Development Finance Authority-Ou Medicine Obligated Grp	5.00%		8/15/2026	BB-		800,000	794,119
Oneida County Local Development Corp.-Mohawk Valley Hlth Obl NY (AGM)	5.00%		12/1/2027	AA		1,400,000	1,421,564
Oneida County Local Development Corp.-Mohawk Valley Hlth Obl NY (AGM)	5.00%		12/1/2028	AA		1,000,000	1,014,824
Orange County Health Facilities Authority-Orlando Hlth Oblig Group FL	5.00%		10/1/2027	A+		1,000,000	1,099,685
Orange County Health Facilities Authority-Orlando Hlth Oblig Group FL	5.00%		10/1/2028	A+		750,000	838,351
Pennsylvania Higher Educational Facilities Authority-Univ of Penn Hlth Sys Obl	5.00%		8/15/2027	AA		1,250,000	1,378,157
Pennsylvania Higher Educational Facilities Authority-Univ of Penn Hlth Sys Obl	5.00%		8/15/2028	AA		1,565,000	1,756,864
Rib Floater Trust Various States-Morselife Obligated Group FL†	4.22%	#(a)	10/1/2054	A1		19,980,000	19,980,000
State of Ohio-Univ Hosp Hlth Sys Obl Gp	4.00%		1/15/2028	A		500,000	529,016
State of Ohio-Univ Hosp Hlth Sys Obl Gp	5.00%		1/15/2026	A		500,000	530,042
State of Ohio-Univ Hosp Hlth Sys Obl Gp	5.00%		1/15/2027	A		250,000	270,334
Tarrant County Cultural Education Facilities Finance Corp.-Baylor Scott & White Oblg TX	5.00%	#(a)	11/15/2052	AA-		2,180,000	2,306,224
Tulsa County Industrial Authority-Montereau Obligated Group OK	5.00%		11/15/2026	BBB-	(d)	500,000	509,063
Washington Health Care Facilities Authority-Commonspirit Hlth Oblig	5.37% (MUNIPSA * 1 + 1.40%	)#	1/1/2035	A-		2,000,000	2,001,200
Wisconsin Health & Educational Facilities Authority-Advocate Aurora Hlth Olg	5.00%	#(a)	8/15/2054	AA		5,805,000	6,206,683
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Hlth Ob	5.00%	#(a)	2/15/2052	BBB+		9,000,000	9,181,391
Total							292,011,404

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing 6.26%
California Housing Finance Agency	4.00%		3/20/2033	BBB+	$948,095	$952,497
Connecticut Housing Finance Authority	4.00%		5/15/2049	AAA	3,715,000	3,759,271
Florida Housing Finance Corp. (GNMA/FNMA/FHLMC)	3.00%		1/1/2052	Aaa	2,535,000	2,484,341
Florida Housing Finance Corp. (GNMA/FNMA/FHLMC)	3.00%		7/1/2052	Aaa	3,375,000	3,299,868
Illinois Housing Development Authority (GNMA/FNMA/FHLMC)	3.00%		4/1/2051	Aaa	8,745,000	8,568,548
Industrial Development Authority of the City of Phoenix-Downtown Phoenix Std Hsg AZ	5.00%		7/1/2023	Baa3	100,000	100,198
Iowa Finance Authority (GNMA/FNMA/FHLMC)	3.00%		1/1/2047	AAA	4,260,000	4,171,062
Maryland Community Development Administration	3.50%		3/1/2050	Aa1	6,560,000	6,523,716
Maryland Community Development Administration	4.00%		9/1/2049	Aa1	2,260,000	2,275,611
Michigan State Housing Development Authority	4.25%		12/1/2049	AA+	3,755,000	3,800,432
Minnesota Housing Finance Agency (GNMA/FNMA/FHLMC)	4.25%		7/1/2049	AA+	2,830,000	2,870,178
Minnesota Housing Finance Agency (GNMA/FNMA/FHLMC)	5.00%		7/1/2053	AA+	7,220,000	7,664,998
Missouri Housing Development Commission (GNMA/FNMA/FHLMC)	3.25%		11/1/2052	AA+	1,955,000	1,926,814
Missouri Housing Development Commission (GNMA/FNMA/FHLMC)	4.25%		5/1/2047	AA+	3,105,000	3,142,938
New Mexico Mortgage Finance Authority (GNMA/FNMA/FHLMC)	3.00%		7/1/2052	Aaa	7,250,000	7,077,541
New York City Housing Development Corp. NY (FHA)	0.70%	#(a)	5/1/2060	AA+	2,000,000	1,897,012
New York State Housing Finance Agency (SONYMA)	0.75%		11/1/2025	Aa2	12,350,000	11,413,364
New York State Housing Finance Agency (SONYMA) (FHA)	0.75%		11/1/2025	Aa2	5,000,000	4,660,364
North Carolina Housing Finance Agency (GNMA/FNMA/FHLMC)	4.00%		1/1/2050	AA+	3,140,000	3,156,765
North Dakota Housing Finance Agency	3.00%		7/1/2052	Aa1	4,800,000	4,676,973
North Dakota Housing Finance Agency	4.00%		1/1/2050	Aa1	3,630,000	3,673,771
Ohio Housing Finance Agency	4.50%		3/1/2050	Aaa	3,455,000	3,521,024

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
South Carolina State Housing Finance & Development Authority	4.00%		1/1/2050	Aaa	$3,225,000	$3,259,123
State of New York Mortgage Agency	3.50%		4/1/2049	Aa1	995,000	989,152
Wisconsin Housing & Economic Development Authority Home Ownership Revenue	3.00%		3/1/2052	AA	3,530,000	3,448,690
Wisconsin Housing & Economic Development Authority Housing Revenue (HUD SECT 8)	0.50%	#(a)	11/1/2050	AA+	2,250,000	2,127,346
Wisconsin Housing & Economic Development Authority Housing Revenue (HUD SECT 8)	0.61%	#(a)	11/1/2042	AA+	2,890,000	2,783,190
Wisconsin Housing & Economic Development Authority Housing Revenue (HUD SECT 8)	0.81%	#(a)	11/1/2052	AA+	8,250,000	7,855,019
Total						112,079,806

Lease Obligations 2.53%
California State Public Works Board	5.00%		10/1/2026	Aa3	1,500,000	1,639,176
California State Public Works Board	5.00%		10/1/2027	Aa3	3,300,000	3,694,283
Commonwealth of Pennsylvania COPS	5.00%		7/1/2023	A	500,000	502,633
Commonwealth of Pennsylvania COPS	5.00%		7/1/2025	A	500,000	526,322
Nassau Health Care Corp. NY GTD	5.00%		8/1/2025	AA-	7,000,000	7,358,084
New Jersey Economic Development Authority	5.00%		6/15/2025	A3	1,250,000	1,305,076
New Jersey Economic Development Authority	5.00%		6/15/2026	A3	4,000,000	4,257,512
New Jersey Economic Development Authority	5.00%		6/15/2027	A3	410,000	442,476
New Jersey Economic Development Authority	5.00%		6/15/2028	A3	400,000	438,789
New Jersey Economic Development Authority	5.00%		6/15/2029	A3	500,000	556,775
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2023	A3	1,250,000	1,266,892
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2024	A3	7,000,000	7,235,920
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2025	A3	12,500,000	13,198,161
New York City Educational Construction Fund	5.00%		4/1/2026	AA-	2,690,000	2,890,254
Total						45,312,353

Other Revenue 5.39%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1	12,325,000	12,260,028
California Infrastructure & Economic Development Bank-California Acdmy Sciences	4.32% (MUNIPSA * 1 + .35%	)#	8/1/2047	A2	6,000,000	5,932,657
California Infrastructure & Economic Development Bank-Museum Associates	4.67% (MUNIPSA * 1 + .70%	)#	12/1/2050	A3	6,500,000	6,287,278

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Clifton Higher Education Finance Corp.-Intl American Edu Fed TX	5.25%		8/15/2026	NR	$1,605,000	$1,614,095
Clifton Higher Education Finance Corp.-Intl American Edu Fed TX	5.25%		8/15/2028	NR	1,920,000	1,933,431
Delaware Academy Central School District at Delhi NY GO	3.75%		6/29/2023	NR	10,025,000	10,038,983
Illinois Finance Authority-Field Museum Natural Hist	4.574% (SOFR * .70 + 1.20%	)#	11/1/2034	A	4,435,000	4,426,935
Industrial Development Authority of the County of Pima-Edkey Obligated Group AZ†	3.50%		7/1/2025	NR	1,220,000	1,184,318
Lower Alabama Gas District	4.00%	#(a)	12/1/2050	A2	34,085,000	33,797,636
Main Street Natural Gas, Inc. GA	5.00%		5/15/2025	A3	4,850,000	4,917,987
Patriots Energy Group Financing Agency SC	4.00%	#(a)	10/1/2048	Aa1	8,000,000	8,014,351
Triborough Bridge & Tunnel Authority NY	5.00%	#(a)	5/15/2051	AA+	5,700,000	6,065,954
Total						96,473,653

Special Tax 0.95%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2023	Ba3	130,000	130,065
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	3,575,000	3,655,907
Atlanta Urban Redevelopment Agency GA†	2.375%		7/1/2026	NR	275,000	261,290
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AGM)	5.00%		1/1/2027	AA	1,000,000	1,080,101
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AGM)	5.00%		1/1/2028	AA	650,000	714,333
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AGM)	5.00%		1/1/2029	AA	850,000	948,678
New York City Industrial Development Agency-Yankee Stadium LLC NY (FGIC)	7.29% (CPI YoY * 1 + .88%	)#	3/1/2026	Baa1	2,000,000	2,111,430
Peninsula Town Center Community Development Authority VA†	4.00%		9/1/2023	NR	70,000	69,765
State of Connecticut Special Tax Revenue	5.00%		1/1/2026	AA	5,000,000	5,347,454
Village Community Development District No. 12 FL	3.25%		5/1/2023	NR	165,000	164,886
Village Community Development District No. 13 FL†	1.875%		5/1/2025	NR	1,170,000	1,113,787

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Special Tax (continued)
Village Community Development District No. 13 FL	2.625%	5/1/2024	NR		$65,000	$63,840
Village Community Development District No. 13 FL†	2.625%	5/1/2030	NR		1,465,000	1,290,698
Total						16,952,234

Tax Revenue 7.11%
Anaheim Public Financing Authority CA (AGM)	5.00%	9/1/2026	AA		7,500,000	8,071,314
City of Sparks NV†	2.50%	6/15/2024	Ba1		45,000	43,946
City of Sparks NV†	2.75%	6/15/2028	Ba1		300,000	271,608
County of Jefferson AL	5.00%	9/15/2023	AA		2,000,000	2,021,604
County of Miami-Dade FL	5.00%	4/1/2025	AA		6,505,000	6,815,571
East Syracuse-Minoa Central School District NY GO	3.00%	6/28/2023	NR		20,000,000	20,018,258
Gowanda Central School District NY GO	3.00%	6/20/2023	NR		10,000,000	10,000,194
Hoosick Falls Central School District NY GO	3.75%	8/4/2023	NR		10,000,000	10,017,583
Horseheads Central School District NY GO	3.00%	6/22/2023	NR		10,000,000	9,997,764
Matching Fund Special Purpose Securitization Corp. VI	5.00%	10/1/2026	NR		2,000,000	2,040,387
Middle Country Central School District At Centereach NY GO	3.50%	6/28/2023	NR		15,000,000	15,028,326
New York State Dormitory Authority (AGM)	5.00%	10/1/2024	AA		5,000	5,178
New York State Dormitory Authority (AGM)	5.00%	10/1/2024	AA		2,245,000	2,323,058
New York State Dormitory Authority (AGM)	5.00%	10/1/2025	AA		1,650,000	1,746,325
Onondaga Central School District NY GO	3.75%	6/30/2023	NR		14,500,000	14,523,261
Sales Tax Securitization Corp. IL	5.00%	1/1/2025	AA-		5,000,000	5,192,215
State of Connecticut Special Tax Revenue	5.00%	5/1/2025	AA		850,000	893,516
State of Connecticut Special Tax Revenue	5.00%	5/1/2026	AA		1,300,000	1,402,312
State of Illinois Sales Tax Revenue	5.00%	6/15/2024	A		7,260,000	7,406,102
State of Maryland Department of Transportation	4.00%	9/1/2026	AAA		4,750,000	5,013,629
Territory of Guam	5.00%	1/1/2029	Ba1		750,000	800,116
Virginia Small Business Financing Authority-NATL Senior Cmntys Oblig	5.00%	1/1/2025	A	(d)	1,300,000	1,330,996
Virginia Small Business Financing Authority-NATL Senior Cmntys Oblig	5.00%	1/1/2027	A	(d)	1,000,000	1,054,562
Virginia Small Business Financing Authority-NATL Senior Cmntys Oblig	5.00%	1/1/2028	A	(d)	1,100,000	1,176,522
Total						127,194,347

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco 0.49%
California County Tobacco Securitization Agency	5.00%		6/1/2024	A	$600,000	$610,512
California County Tobacco Securitization Agency	5.00%		6/1/2025	A	650,000	670,206
California County Tobacco Securitization Agency	5.00%		6/1/2026	A	1,125,000	1,177,736
Commonwealth Financing Authority PA	5.00%		6/1/2023	A1	1,125,000	1,127,913
Commonwealth Financing Authority PA	5.00%		6/1/2024	A1	5,000,000	5,120,167
Tobacco Settlement Financing Corp. NJ	3.20%		6/1/2027	A	20,000	19,998
Total						8,726,532

Transportation 8.51%
Bay Area Toll Authority CA	5.22% (MUNIPSA * 1 + 1.25%	)#	4/1/2036	AA	2,375,000	2,399,623
Central Texas Regional Mobility Authority	5.00%		1/1/2025	BBB+	2,500,000	2,555,382
Central Texas Regional Mobility Authority	5.00%		1/1/2027	BBB+	15,000,000	15,867,630
Chicago O’Hare International Airport IL	5.00%		1/1/2031	A+	4,750,000	4,757,781
Chicago Transit Authority IL	5.00%		6/1/2025	A+	2,000,000	2,078,664
Dallas Fort Worth International Airport TX	5.00%		11/1/2026	A+	1,750,000	1,904,352
Dallas Fort Worth International Airport TX	5.00%		11/1/2027	A+	1,415,000	1,570,185
E-470 Public Highway Authority CO	3.579% (SOFR * .67 + .35%	)#	9/1/2039	A	3,375,000	3,361,789
Hampton Roads Transportation Accountability Commission VA	5.00%		7/1/2026	Aa2	15,120,000	16,345,990
Louisiana Offshore Terminal Authority-Loop LLC	1.65%	#(a)	9/1/2027	A3	3,500,000	3,465,112
Maryland Economic Development Corp.-Consol Marine Terminals L	5.75%		9/1/2025	BB	3,505,000	3,535,613
Metropolitan Transportation Authority NY	3.80%	#(a)	11/1/2030	Aa1	2,625,000	2,625,000
Metropolitan Transportation Authority NY	3.80%	#(a)	11/1/2035	Aa1	14,100,000	14,100,000
Metropolitan Transportation Authority NY	5.00%		11/15/2033	A3	5,400,000	5,406,462
New Jersey Turnpike Authority	5.00%		1/1/2027	AA-	3,200,000	3,499,270
New Jersey Turnpike Authority	5.00%		1/1/2028	AA-	23,000,000	24,687,864
New York Transportation Development Corp.-JFK Intl Air Terminal LLC	5.00%		12/1/2024	Baa1	1,000,000	1,030,424
New York Transportation Development Corp.-JFK Intl Air Terminal LLC	5.00%		12/1/2025	Baa1	400,000	420,390
New York Transportation Development Corp.-JFK Intl Air Terminal LLC	5.00%		12/1/2026	Baa1	1,795,000	1,923,851

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.-JFK Intl Air Terminal LLC	5.00%		12/1/2028	Baa1	$1,390,000	$1,536,886
North Carolina Turnpike Authority (AGM)	5.00%		1/1/2028	AA	1,500,000	1,624,835
Pennsylvania Turnpike Commission	5.00%		12/1/2025	A1	150,000	159,784
Pennsylvania Turnpike Commission	5.00%		12/1/2025	A+	750,000	794,742
Pennsylvania Turnpike Commission	5.00%		12/1/2026	A1	400,000	436,704
Pennsylvania Turnpike Commission	5.00%		12/1/2026	A+	750,000	811,697
Regional Transportation District-Denver Transit Partners CO	3.00%		1/15/2026	Baa1	900,000	888,864
Regional Transportation District-Denver Transit Partners CO	5.00%		7/15/2027	Baa1	1,000,000	1,062,127
State of Illinois GO	5.00%		11/1/2025	A-	3,000,000	3,149,983
Texas Private Activity Bond Surface Transportation Corp.-LBJ Infrastructure Group	4.00%		12/31/2030	Baa2	3,000,000	3,049,307
Triborough Bridge & Tunnel Authority NY	3.616% (SOFR * .67 + .38%	)#	1/1/2032	AA-	6,610,000	6,559,593
Triborough Bridge & Tunnel Authority NY	5.00%		8/15/2024	NR	20,000,000	20,621,872
Total						152,231,776

Utilities 19.50%
Black Belt Energy Gas District AL	4.00%	#(a)	7/1/2052	Aa1	3,000,000	3,001,262
Central Plains Energy Project NE	5.00%		9/1/2027	BBB+	1,305,000	1,367,768
Central Plains Energy Project NE	5.409% (SOFR * .67 + 2.18%	)#	5/1/2053	A2	20,000,000	20,384,084
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2028	AA	2,500,000	2,712,417
City of Rockport-Indiana Michigan Pwr Co	3.05%		6/1/2025	A-	3,500,000	3,480,384
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2024	Aa2	1,250,000	1,273,360
Cleveland Department of Public Utilities Division of Public Power OH (AGM)	5.00%		11/15/2026	AA	1,190,000	1,293,112
Cleveland Department of Public Utilities Division of Public Power OH (AGM)	5.00%		11/15/2027	AA	2,280,000	2,532,118
County of Escambia-Gulf Power Company FL	2.60%		6/1/2023	A1	3,000,000	2,997,861
Delaware State Economic Development Authority	1.05%	#(a)	1/1/2031	A	6,315,000	6,034,489

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Delaware State Economic Development Authority-NRG Energy Inc	1.25%	#(a)	10/1/2040	BBB-	$10,000,000	$9,167,593
Delaware State Economic Development Authority-NRG Energy Inc	1.25%	#(a)	10/1/2045	BBB-	11,000,000	10,084,352
Development Authority of Appling County-Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2038	BBB+	1,250,000	1,191,463
Development Authority of Burke County-Georgia Power Company	2.875%	#(a)	12/1/2049	BBB+	5,650,000	5,540,423
Development Authority of Burke County-Georgia Power Company	3.875%	#(a)	6/1/2042	Baa1	6,000,000	6,087,446
Development Authority of Burke County-Georgia Power Company	3.96%	#(a)	9/1/2029	BBB+	2,700,000	2,700,000
Development Authority of Monroe County-Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2039	BBB+	1,875,000	1,787,194
Indiana Finance Authority-Indianapolis Pwr & Lt Co	0.65%		8/1/2025	A2	4,500,000	4,182,238
Kentucky Municipal Power Agency	3.45%	#(a)	9/1/2042	Baa1	1,700,000	1,681,316
Kentucky Public Energy Authority	4.00%	#(a)	4/1/2048	A1	3,110,000	3,114,131
Kentucky Public Energy Authority	4.00%	#(a)	1/1/2049	A2	1,775,000	1,774,324
Lansing Board of Water & Light MI	2.00%	#(a)	7/1/2051	AA-	11,500,000	10,963,880
Long Island Power Authority NY	0.85%	#(a)	9/1/2050	A	12,000,000	11,316,747
Long Island Power Authority NY	1.50%	#(a)	9/1/2051	A	19,000,000	17,925,123
Long Island Power Authority NY	1.65%	#(a)	9/1/2049	A	4,000,000	3,903,596
Long Island Power Authority NY	4.013% (1 Mo. LIBOR * .70 + .75%	)#	5/1/2033	A	5,770,000	5,772,730
Long Island Power Authority NY	4.42% (MUNIPSA * 1 + .45%	)#	9/1/2038	A	20,000,000	20,071,638
Long Island Power Authority NY	5.00%		9/1/2026	A	500,000	543,879
Long Island Power Authority NY	5.00%		9/1/2027	A	500,000	556,861
Long Island Power Authority NY	5.00%	#(a)	9/1/2052	A	20,000,000	21,675,860
Los Angeles Department of Water & Power CA	3.06%	#(a)	7/1/2035	Aa2	2,000,000	2,000,000
Louisa Industrial Development Authority-Virginia Elec & Pwr Co	0.75%	#(a)	11/1/2035	A2	6,000,000	5,535,328
Louisiana Local Government Environmental Facilities & Community Development Authority	0.875%	#(a)	2/1/2046	A+	16,000,000	15,251,583
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	20,000,000	19,081,988
Nebraska Public Power District	0.60%	#(a)	1/1/2051	A+	15,000,000	14,900,912

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
North Carolina Capital Facilities Finance Agency-Republic Services Inc	3.65%	#(a)	7/1/2034	BBB+	$7,500,000	$7,505,877
Northern California Energy Authority	4.00%	#(a)	7/1/2049	A2	5,000,000	5,008,177
Philadelphia Gas Works Co. PA	5.00%		8/1/2024	A	800,000	821,281
Pittsburgh Water & Sewer Authority PA (AGM)	4.62% (MUNIPSA * 1 + .65%	)#	9/1/2040	AA	17,500,000	17,505,710
Puerto Rico Electric Power Authority(e)	5.25%		7/1/2018	NR	2,000,000	1,405,000
San Antonio Water System TX	2.625%	#(a)	5/1/2049	AA+	11,415,000	11,362,649
Southeast Energy Authority A Cooperative District AL	5.019% (SOFR * .67 + 1.79%	)#	5/1/2053	A2	18,000,000	18,064,732
Texas Municipal Gas Acquisition & Supply Corp. III	5.00%		12/15/2023	A3	3,000,000	3,016,749
Texas Municipal Gas Acquisition & Supply Corp. III	5.00%		12/15/2024	A3	2,785,000	2,818,822
Texas Municipal Gas Acquisition & Supply Corp. III	5.00%		12/15/2025	A3	4,000,000	4,070,047
Texas Municipal Gas Acquisition & Supply Corp. III	5.00%		12/15/2026	A3	1,000,000	1,027,965
Texas Municipal Gas Acquisition & Supply Corp. III	5.00%		12/15/2027	A3	5,875,000	6,073,449
Texas Municipal Power Agency (AGM)	3.00%		9/1/2025	AA	750,000	752,544
Texas Municipal Power Agency (AGM)	3.00%		9/1/2026	AA	1,100,000	1,106,776
West Virginia Economic Development Authority-Appalachian Power Co	0.625%	#(a)	12/1/2038	A-	8,500,000	7,787,024
West Virginia Economic Development Authority-Appalachian Power Co	2.55%	#(a)	3/1/2040	A-	2,200,000	2,170,135
Wise County Industrial Development Authority-Virginia Elec & Pwr Co	0.75%	#(a)	10/1/2040	A2	12,000,000	11,070,657
York County Economic Development Authority-Virginia Elec & Pwr Co	1.90%	#(a)	5/1/2033	A2	5,500,000	5,482,386
Total						348,937,440
Total Municipal Bonds (cost $1,693,245,795)						1,651,524,207

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2023

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 6.32%

VARIABLE RATE DEMAND NOTES 6.32%

Corporate-Backed 0.19%
Columbia Industrial Development Board AL	3.850%	4/3/2023	12/1/2037	A1	$2,365,000	$2,365,000
Mississippi Business Finance Corp.-PSL North America Llc	5.260%	4/6/2023	11/1/2032	BBB-	985,000	985,000
Total						3,350,000

General Obligation 3.25%
City of New York NY GO	4.150%	4/3/2023	10/1/2046	AA	21,900,000	21,900,000
City of New York NY GO	4.170%	4/3/2023	4/1/2042	AA	23,250,000	23,250,000
City of New York NY GO	4.200%	4/3/2023	4/1/2042	AA	13,000,000	13,000,000
Total						58,150,000

Health Care 0.98%
Health Care Authority for Baptist Health AL	5.020%	4/3/2023	11/1/2042	A3	17,055,000	17,055,000
State of Ohio-Univ Hosp Hlth Sys Obl Gp	4.170%	4/3/2023	1/15/2049	A	500,000	500,000
Total						17,555,000

Tax Revenue 0.61%
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.650%	4/3/2023	2/1/2045	AAA	11,000,000	11,000,000

Utilities 1.29%
Development Authority of Burke County-Georgia Power Company	3.960%	4/3/2023	9/1/2041	BBB+	23,100,000	23,100,000
Total Short-Term Investments (cost $113,155,000)						113,155,000
Total Investments in Securities 98.60% (cost $1,806,400,795)						1,764,679,207
Other Assets and Liabilities – Net 1.40%						25,083,976
Net Assets 100.00%						$1,789,763,183
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FHA	Insured by–Federal Housing Administration.
FHLMC	Insured by Federal Home Loan Mortgage Corporation.

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2023

FNMA	Insured by–Federal National Mortgage Association
GNMA	Insured by–Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by–Department of Housing and Urban Development.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
SONYMA	State of New York Mortgage Agency.
YoY	Year on Year Inflation Rates.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2023, the total value of Rule 144A securities was $55,434,739, which represents 3.10% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis (See Note 2(g)).
(c)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	This investment has been rated by Fitch IBCA.
(e)	Defaulted (non-income producing security).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily or weekly based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Education	$–	$41,700,747	$15,200,493	$56,901,240
Remaining Industries	–	1,594,622,967	–	1,594,622,967
Short-Term Investments
Variable Rate Demand Notes	–	113,155,000	–	113,155,000
Total	$–	$1,749,478,714	$15,200,493	$1,764,679,207

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND March 31, 2023

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2022	$28,124,780
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	276,189
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3(a)	(13,200,476)
Balance as of March 31, 2023	$15,200,493
Change in unrealized appreciation/depreciation for the period ended March 31, 2023, related to Level 3 investments held at March 31, 2023	$276,189

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.22%

MUNICIPAL BONDS 98.22%

Corporate-Backed 10.23%
Allegheny County Industrial Development Authority-US Steel Corporation PA	4.875%		11/1/2024	BB-		$4,300,000	$4,307,261
Arizona Industrial Development Authority	3.625%		5/20/2033	BBB		14,091,325	13,176,823
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2		41,580,000	41,066,138
Build NYC Resource Corp.-Pratt Paper Inc. NY AMT†	4.50%		1/1/2025	NR		2,060,000	2,065,213
Build NYC Resource Corp.-Pratt Paper Inc. NY AMT†	5.00%		1/1/2035	NR		550,000	556,450
California Municipal Finance Authority-Waste Mgmt Inc AMT	4.125%	#(a)	10/1/2041	A-		7,250,000	7,301,408
California Pollution Control Financing Authority-Waste Mgmt Inc AMT	3.00%		11/1/2025	A-		9,850,000	9,708,105
City of Granite City-Waste Mgmt of Inc IL AMT	1.25%		5/1/2027	A-		5,485,000	4,869,484
City of Henderson-Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR		8,700,000	8,267,634
City of Henderson-Pratt Paper LLC KY AMT†	4.45%		1/1/2042	NR		1,500,000	1,402,021
City of Houston Airport System Revenue-United Airlines Inc TX AMT	4.00%		7/1/2041	B-	(b)	2,450,000	2,085,449
City of Houston Airport System Revenue-United Airlines Inc TX AMT	4.00%		7/15/2041	B-	(b)	5,700,000	4,850,785
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/1/2029	BB-		2,295,000	2,297,011
City of Valparaiso-Pratt Paper LLC IN AMT	5.875%		1/1/2024	NR		220,000	222,549
City of Valparaiso-Pratt Paper LLC IN AMT	6.75%		1/1/2034	NR		5,000,000	5,097,981
County of Nez Perce-Potlatchdeltic Corp ID	2.75%		10/1/2024	BBB-		10,500,000	10,355,007
County of Warren-International Paper Co MS	2.90%	#(a)	9/1/2032	BBB		7,500,000	7,485,825
Development Authority of Burke County-Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2040	BBB+		3,750,000	3,574,388
Development Authority of Rockdale County-Pratt Paper LLC GA AMT†	4.00%		1/1/2038	NR		5,205,000	4,799,433

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	$625,000	$601,278
Florida Development Finance Corp.-Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	2,640,000	2,454,972
Greater Orlando Aviation Authority-Jetblue Airways Corp FL	5.00%		11/15/2026	NR	2,980,000	2,982,049
Hoover Industrial Development Board-US Steel Corporation AL AMT	6.375%	#(a)	11/1/2050	BB-	8,525,000	9,408,746
Indiana Finance Authority-Ohio Valley Electric Corp	2.50%		11/1/2030	Baa3	1,000,000	897,216
Indiana Finance Authority-Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	3,000,000	2,788,499
Indiana Finance Authority-Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	9,850,000	9,155,570
Indiana Finance Authority-US Steel Corporation	4.125%		12/1/2026	BB-	1,625,000	1,590,641
Indiana Finance Authority-US Steel Corporation AMT	6.75%		5/1/2039	BB-	1,500,000	1,682,845
Indianapolis Local Public Improvement Bond Bank IN AMT	5.00%		1/1/2026	A1	9,425,000	9,678,094
Indianapolis Local Public Improvement Bond Bank IN AMT	5.00%		1/1/2027	A1	8,300,000	8,526,260
Industrial Development Authority of the County of Yavapai-Waste Mgmt Inc AZ AMT	1.30%		6/1/2027	A-	4,650,000	4,127,168
Industrial Pollution Control Financing Authority of Gloucester County-Logan Generating Co LP NJ AMT	5.00%		12/1/2024	NR	735,000	745,463
Iowa Finance Authority-Howmet Aerospace Inc	4.75%		8/1/2042	BB+	1,250,000	1,192,112
Iowa Finance Authority-Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	BBB-	11,050,000	10,772,663
Louisiana Local Government Environmental Facilities & Community Development Authority-Westlake Chemical Corp	3.50%		11/1/2032	BBB	14,525,000	13,383,416
Maricopa County Industrial Development Authority-Commercial Metals Co AZ AMT†	4.00%		10/15/2047	BB+	2,000,000	1,659,753
Maricopa County Pollution Control Corp.-Southern CA Edison Co AZ	2.40%		6/1/2035	A2	7,500,000	5,958,773
Maryland Economic Development Corp.(c)	5.00%		12/1/2016	NR	2,570,000	1,542,000

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Massachusetts Development Finance Agency-Waste Mgmt of MA Inc AMT†	1.25%		5/1/2027	A-	$3,250,000	$2,885,292
Matagorda County Navigation District No. 1-Aep Texas Inc	2.60%		11/1/2029	A-	6,800,000	6,148,381
Matagorda County Navigation District No. 1-Aep Texas Inc	4.00%		6/1/2030	A-	8,000,000	7,926,752
Matagorda County Navigation District No. 1-Aep Texas Inc (AMBAC)	4.40%		5/1/2030	A-	3,500,000	3,553,541
Michigan Strategic Fund-Graphic Packaging Intl AMT	4.00%	#(a)	10/1/2061	BB	5,640,000	5,567,694
Michigan Strategic Fund-Waste Mgmt of MI Inc	0.58%	#(a)	8/1/2027	A-	3,000,000	2,864,020
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	10,000,000	9,776,850
Mississippi Business Finance Corp.-Enviva Inc AMT	7.75%	#(a)	7/15/2047	B+	9,200,000	9,297,337
New Hampshire Business Finance Authority	4.125%		1/20/2034	BBB	4,769,136	4,757,252
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	3.75%	#(a)	7/1/2045	B	1,970,000	1,488,892
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.00%		11/1/2027	B	4,225,000	4,017,473	(d)
New Hampshire Business Finance Authority-New York St Elec & Gas AMT	4.00%		12/1/2028	A-	2,500,000	2,552,316
New Jersey Economic Development Authority	5.00%		6/15/2033	A3	2,000,000	2,219,207
New Jersey Economic Development Authority-United Airlines Inc	5.25%		9/15/2029	BB-	17,395,000	17,427,823
New Jersey Economic Development Authority-United Airlines Inc	5.50%		6/1/2033	BB-	1,500,000	1,506,029
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	3,500,000	3,502,017
New York Liberty Development Corp.	2.50%		11/15/2036	A+	2,500,000	2,047,622
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%		11/15/2034	NR	1,875,000	1,875,466
New York Liberty Development Corp.-3 World Trade Center LLC†	7.25%		11/15/2044	NR	1,920,000	1,944,166
New York Liberty Development Corp.-Goldman Sachs Hdqtrs LLC	5.25%		10/1/2035	A2	10,320,000	11,880,283

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+	$2,900,000	$2,732,714
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+	2,000,000	1,702,248
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2026	B-	2,455,000	2,456,661
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B-	1,990,000	2,054,541
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B-	1,850,000	1,895,183
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2026	Baa3	3,110,000	3,186,763
Niagara Area Development Corp.-Covanta Holding Corp NY†	3.50%		11/1/2024	B1	4,650,000	4,537,260
Niagara Area Development Corp.-Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B1	5,500,000	4,685,932
Ohio Air Quality Development Authority-American Electric Pwr Co	1.90%	#(a)	5/1/2026	BBB+	3,285,000	3,188,918
Ohio Air Quality Development Authority-American Electric Pwr Co	2.40%	#(a)	12/1/2038	BBB+	4,500,000	3,981,106
Ohio Air Quality Development Authority-American Electric Pwr Co AMT	2.50%	#(a)	11/1/2042	BBB+	5,800,000	5,148,456
Ohio Air Quality Development Authority-American Electric Pwr Co AMT	2.60%	#(a)	6/1/2041	BBB+	16,250,000	14,515,109
Ohio Air Quality Development Authority-Pratt Paper Inc AMT†	3.75%		1/15/2028	NR	1,180,000	1,147,692
Ohio Air Quality Development Authority-Pratt Paper Inc AMT†	4.25%		1/15/2038	NR	4,955,000	4,673,584
Parish of St. James-Nustar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB-	1,000,000	1,026,368
Parish of St. James-Nustar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB-	2,860,000	3,077,330
Parish of St. James-Nustar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB-	4,500,000	4,842,066
Parish of St. John the Baptist-Marathon Oil Corporation LA	2.125%	#(a)	6/1/2037	BBB-	6,850,000	6,690,885
Parish of St. John the Baptist-Marathon Oil Corporation LA	2.20%	#(a)	6/1/2037	BBB-	6,000,000	5,637,929

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Parish of St. John the Baptist-Marathon Oil Corporation LA	2.375%	#(a)	6/1/2037	BBB-	$12,480,000	$11,792,403
Parish of St. John the Baptist-Marathon Oil Corporation LA(e)	4.05%	#(a)	6/1/2037	BBB-	7,750,000	7,750,000
Pennsylvania Economic Development Financing Authority-Consol Energy Inc AMT†	9.00%	#(a)	4/1/2051	B	2,375,000	2,678,037
Pennsylvania Economic Development Financing Authority-Covanta Holding Corp AMT†	3.25%		8/1/2039	B	1,035,000	749,993
Pennsylvania Economic Development Financing Authority-Procter & Gamble Company	5.375%		3/1/2031	AA-	1,365,000	1,590,237
Pennsylvania Economic Development Financing Authority-Waste Mgmt Inc AMT	0.58%	#(a)	8/1/2037	A-	5,500,000	5,250,703
Pennsylvania Economic Development Financing Authority-Waste Mgmt Pa Oblig Group AMT	3.50%	#(a)	8/1/2045	A-	6,500,000	6,499,056
Phenix City Industrial Development Board-Westrock Coated Baord LLC AL AMT	4.125%		5/15/2035	BBB	1,500,000	1,469,805
Port Beaumont Navigation District-Jefferson 2020 Bond Oblig TX AMT†	2.75%		1/1/2036	NR	3,125,000	2,244,924
Port Beaumont Navigation District-Jefferson 2020 Bond Oblig TX AMT†	2.875%		1/1/2041	NR	2,420,000	1,605,071
Public Finance Authority-Ameream LLC WI†	5.00%		12/1/2027	NR	5,820,000	5,197,149
Public Finance Authority-Ameream LLC WI†	6.75%		12/1/2042	NR	5,000,000	4,363,395
Public Finance Authority-Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	BBB-	6,500,000	6,588,316
Public Finance Authority-Sky Harbour Cap Oblg WI AMT	4.00%		7/1/2036	NR	5,000,000	4,276,952
Public Finance Authority-Sky Harbour Cap Oblg WI AMT	4.00%		7/1/2041	NR	2,500,000	1,965,848
Public Finance Authority-TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	7,650,000	7,640,639
Public Finance Authority-TRIPS Obligated Group WI AMT	5.25%		7/1/2028	BBB+	3,750,000	3,753,710

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Public Finance Authority-Waste Mgmt Inc WI AMT	1.10%	#(a)	7/1/2029	A-	$8,000,000	$7,266,826
Salem County Pollution Control Financing Authority-Chambers Cogeneration LP NJ AMT	5.00%		12/1/2023	NR	2,045,000	2,063,641
Selma Industrial Development Board-International Paper Co AL	2.00%	#(a)	11/1/2033	BBB	1,000,000	962,370
Sumter County Industrial Development Authority-Enviva Inc AL AMT	6.00%	#(a)	7/15/2052	B+	15,000,000	13,531,367
Tuscaloosa County Industrial Development Authority-Hunt Refining Company AL†	5.25%		5/1/2044	NR	3,950,000	3,246,478
Vermont Economic Development Authority-Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	5,500,000	5,412,617
Virginia Small Business Financing Authority-Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B	440,000	402,577
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR	4,900,000	3,724,000	(d)
Total						515,081,755

Education 6.68%
California Community Choice Financing Authority	4.00%	#(a)	5/1/2053	A1	10,000,000	9,993,792
California Community Choice Financing Authority	4.943% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	10,000,000	10,133,662	(d)
California Municipal Finance Authority-Biola University	5.00%		10/1/2028	Baa1	420,000	424,705
California Municipal Finance Authority-Biola University	5.00%		10/1/2030	Baa1	430,000	434,817
California School Finance Authority-Aspire Public Schools Obl†	5.00%		8/1/2036	NR	125,000	132,090
California School Finance Authority-Aspire Public Schools Obl†	5.00%		8/1/2036	BBB	1,475,000	1,501,222
California School Finance Authority-Green Dot Public Schs Obg†	5.00%		8/1/2045	BBB-	1,805,000	1,812,061
California State University	0.55%	#(a)	11/1/2049	Aa2	6,750,000	6,050,443
Capital Trust Agency, Inc.-Renaissance Chtr Sch 2019 FL†	5.00%		6/15/2039	NR	2,160,000	2,016,454

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.00%		4/1/2038	A	(b)	$3,230,000	$3,395,984
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2034	A	(b)	1,625,000	1,803,673
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2035	A	(b)	1,125,000	1,238,914
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2036	A	(b)	2,175,000	2,376,499
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2039	A	(b)	6,220,000	6,659,297
Clifton Higher Education Finance Corp.-Intl American Edu Fed TX	5.125%		8/15/2030	NR		3,500,000	3,504,016
Clifton Higher Education Finance Corp.-Intl American Edu Fed TX	5.75%		8/15/2038	NR		1,405,000	1,412,270
Connecticut State Health & Educational Facilities Authority	2.80%	#(a)	7/1/2057	AAA		15,000,000	14,930,059
Connecticut State Health & Educational Facilities Authority-Quinnipiac University	5.00%		7/1/2033	A-		8,230,000	8,549,770
Connecticut State Health & Educational Facilities Authority-Yale University	3.40%	#(a)	7/1/2042	AAA		1,000,000	1,000,000
County of Frederick-Mount St Mary’s Univ MD†	5.00%		9/1/2027	BB+		2,000,000	1,996,780
County of Frederick-Mount St Mary’s Univ MD†	5.00%		9/1/2032	BB+		2,400,000	2,401,769
County of Lincoln-Augustana College Assn SD	4.00%		8/1/2041	BBB-		500,000	444,723
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%		11/1/2027	Ba3		2,000,000	2,012,593
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%		11/1/2037	Ba3		1,500,000	1,445,794
Dutchess County Local Development Corp.-Bard College NY†	5.00%		7/1/2040	BBB-		1,150,000	1,176,799
Dutchess County Local Development Corp.-Bard College NY†	5.00%		7/1/2045	BBB-		2,000,000	2,015,920
Gloversville Enlarged School District NY GO	4.25%		6/27/2023	NR		14,450,000	14,496,834
Illinois Finance Authority-Illinois Inst of Tech	4.00%		9/1/2035	Ba2		2,600,000	2,265,249
Illinois Finance Authority-Illinois Inst of Tech	5.00%		9/1/2030	Ba2		625,000	628,099

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Illinois Finance Authority-Illinois Inst of Tech	5.00%	9/1/2031	Ba2	$1,100,000	$1,101,380
Illinois Finance Authority-Illinois Inst of Tech	5.00%	9/1/2032	Ba2	1,000,000	998,167
Illinois Finance Authority-Illinois Inst of Tech	5.00%	9/1/2033	Ba2	1,000,000	992,584
Illinois Finance Authority-Illinois Inst of Tech	5.00%	9/1/2034	Ba2	3,720,000	3,653,234
Illinois Finance Authority-Illinois Inst of Tech	5.00%	9/1/2036	Ba2	3,225,000	3,086,838
Illinois Finance Authority-Noble Network Charter Sch	5.00%	9/1/2025	BBB	940,000	947,332
Illinois Finance Authority-University of Chicago	5.00%	10/1/2030	Aa2	8,000,000	8,256,770
Illinois Finance Authority-University of Chicago	5.00%	10/1/2034	Aa2	5,000,000	5,237,586
Indiana Finance Authority-Ohio Valley Electric Corp	4.25%	11/1/2030	Baa3	16,300,000	16,466,408
Louisiana Public Facilities Authority-Tulane University	5.00%	10/15/2037	A+	2,850,000	3,227,974
Massachusetts Development Finance Agency-Emerson College	5.00%	1/1/2026	BBB+	5,135,000	5,258,007
Massachusetts Development Finance Agency-Emerson College	5.00%	1/1/2027	BBB+	2,700,000	2,767,151
Massachusetts Development Finance Agency-Emerson College	5.00%	1/1/2028	BBB+	1,810,000	1,854,221
Massachusetts Development Finance Agency-Emmanuel College	5.00%	10/1/2032	Baa2	5,000,000	5,189,435
Massachusetts Development Finance Agency-Northeastern University	5.00%	10/1/2035	A1	2,000,000	2,376,399
Massachusetts Development Finance Agency-Northeastern University	5.00%	10/1/2036	A1	1,500,000	1,760,011
Massachusetts Development Finance Agency-Northeastern University	5.00%	10/1/2037	A1	1,340,000	1,560,077
Massachusetts Development Finance Agency-Northeastern University	5.00%	10/1/2038	A1	2,250,000	2,601,881
Miami-Dade County Educational Facilities Authority-University of Miami FL (AMBAC)	5.25%	4/1/2028	A2	5,000,000	5,546,404

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New Hampshire Health & Education Facilities Authority Act-Univ Sys of New Hampshire	5.00%		7/1/2036	Aa3	$5,000,000	$5,203,247
New York State Dormitory Authority-Icahn Sch of Med Mt Sinai	5.00%		7/1/2026	A-	5,000,000	5,215,591
New York State Dormitory Authority-Icahn Sch of Med Mt Sinai	5.00%		7/1/2027	A-	10,000,000	10,417,504
New York State Dormitory Authority-Montefiore Obligated Grp	4.00%		9/1/2039	BBB-	2,300,000	2,003,929
New York State Dormitory Authority-Pace University	5.00%		5/1/2023	BBB-	980,000	980,880
New York State Dormitory Authority-Pace University	5.00%		5/1/2026	BBB-	980,000	980,976
New York State Dormitory Authority-Yeshiva University	5.00%		7/15/2031	BBB-	2,705,000	2,931,338
New York State Dormitory Authority-Yeshiva University	5.00%		7/15/2037	BBB-	11,000,000	11,503,724
New York State Dormitory Authority (AGM)	5.00%		10/1/2031	AA	10,000	11,375
New York State Dormitory Authority (AGM)	5.00%		10/1/2031	AA	5,360,000	6,068,237
Ohio Air Quality Development Authority-Duke Energy Corp	4.00%	#(a)	9/1/2030	BBB	4,100,000	4,136,123
Ohio Air Quality Development Authority-Duke Energy Corp AMT	4.25%	#(a)	11/1/2039	BBB	10,500,000	10,599,953
Orange & Ulster Counties Board Coop Educational Services Sole Supervisory Dist NY	3.75%		7/21/2023	NR	13,455,000	13,469,105
Pennsylvania State University	5.00%		9/1/2037	Aa1	2,545,000	2,841,459
Private Colleges & Universities Authority-Savannah Clg Art/Design GA	5.00%		4/1/2029	A2	1,500,000	1,535,769
Private Colleges & Universities Authority-Savannah Clg Art/Design GA	5.00%		4/1/2031	A2	1,360,000	1,392,431
State of Nevada Department of Business & Industry-Somerset Acad Nlv Bldg 1†	4.50%		12/15/2029	BB	525,000	509,309
State of Nevada Department of Business & Industry-Somerset Acad Nlv Bldg 1†	5.00%		12/15/2038	BB	1,000,000	954,375
Town of Davie-Nova Southeastern Univ FL	5.00%		4/1/2037	A-	5,000,000	5,279,553

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Town of Davie-Nova Southeastern Univ FL	5.00%		4/1/2038	A-	$2,500,000	$2,630,985
Troy Capital Resource Corp.-Rensselaer Polytech Inst NY	5.00%		8/1/2024	A3	1,000,000	1,023,975
Troy Capital Resource Corp.-Rensselaer Polytech Inst NY	5.00%		8/1/2025	A3	2,630,000	2,737,959
Troy Capital Resource Corp.-Rensselaer Polytech Inst NY	5.00%		8/1/2026	A3	1,000,000	1,049,838
Troy Capital Resource Corp.-Rensselaer Polytech Inst NY	5.00%		8/1/2027	A3	1,600,000	1,681,325
University of California	4.00%		5/15/2038	AA-	5,975,000	6,215,022
University of California	4.00%		5/15/2040	AA	10,000,000	10,243,437
University of Connecticut	5.00%		4/15/2035	AA-	5,350,000	5,866,704
University of Houston TX	2.00%		2/15/2032	AA	6,095,000	5,489,432
University of Houston TX	5.00%		2/15/2029	AA	10,280,000	10,966,530
University of Illinois (AGM)	4.00%		4/1/2033	AA	4,905,000	5,000,030
University of Illinois (AGM)	4.00%		4/1/2034	AA	5,100,000	5,139,786
University of North Carolina at Wilmington	5.00%		6/1/2023	A1	2,435,000	2,444,006
University of North Carolina at Wilmington	5.00%		6/1/2024	A1	2,560,000	2,625,069
Wayne State University MI	4.00%		11/15/2034	Aa3	3,900,000	3,994,461
West Virginia Economic Development Authority-Wheeling Power Co AMT	3.00%	#(a)	6/1/2037	A-	4,200,000	4,103,257
Total						336,382,841

Financial Services 0.13%
Berks County Industrial Development Authority-Tower Health Oblig Group PA	4.00%		11/1/2031	B	2,280,000	1,509,823
Berks County Industrial Development Authority-Tower Health Oblig Group PA	5.00%		11/1/2030	B	1,315,000	962,765
Massachusetts Educational Financing Authority AMT	3.625%		7/1/2034	AA	415,000	404,580
New Jersey Higher Education Student Assistance Authority AMT	3.75%		12/1/2030	Aaa	1,120,000	1,103,288
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2032	Aaa	1,280,000	1,281,825
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2034	Aaa	1,150,000	1,152,524
Total						6,414,805

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation 21.68%
Adams County School District No. 1 CO GO	5.00%		12/1/2036	Aa2	$6,090,000	$6,522,786
Black Belt Energy Gas District AL	5.25%	#(a)	2/1/2053	A1	23,000,000	24,238,221
California Community Choice Financing Authority	5.00%	#(a)	7/1/2053	A1	24,875,000	26,163,423
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	11,335,000	11,850,223
Chabot-Las Positas Community College District CA GO	3.00%		8/1/2038	AA	2,500,000	2,273,547
Chabot-Las Positas Community College District CA GO	5.00%		8/1/2023	AA	3,000,000	3,024,262
Chicago Board of Education IL GO	4.00%		12/1/2037	BB+	14,000,000	12,921,160
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	8,000,000	8,454,060
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	3,000,000	3,130,338
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	1,500,000	1,559,772
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	4,845,000	5,028,963
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	900,000	931,454
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	475,000	489,023
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	3,750,000	3,909,285
Chicago Board of Education IL GO	5.00%		12/1/2035	BB+	450,000	459,975
Chicago Board of Education IL GO	5.00%		12/1/2039	BB+	2,340,000	2,359,267
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	5,000,000	5,557,004
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2027	AA	2,860,000	3,064,476
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2029	AA	4,220,000	4,562,542
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2030	AA	2,500,000	2,694,588
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2032	AA	1,250,000	1,340,062
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2035	AA	3,000,000	3,170,885
City of Chicago IL GO	4.00%		1/1/2035	BBB+	7,925,000	7,783,266
City of Chicago IL GO	4.00%		1/1/2036	BBB+	8,195,000	7,871,022
City of Chicago IL GO	5.00%		1/1/2024	BBB+	15,000,000	15,157,005
City of Chicago IL GO	5.00%		1/1/2025	BBB+	7,000,000	7,163,626
City of Chicago IL GO	5.00%		1/1/2028	BBB+	19,000,000	20,050,105
City of Chicago IL GO	5.00%		1/1/2029	BBB+	3,750,000	3,987,917
City of Chicago IL GO	5.00%		1/1/2031	BBB+	2,210,000	2,276,786
City of Chicago IL GO	5.00%		1/1/2032	BBB+	3,000,000	3,195,806
City of Chicago IL GO	5.125%		1/1/2027	BBB+	3,100,000	3,172,617
City of Chicago IL GO	5.25%		1/1/2028	BBB+	3,845,000	3,940,481
City of Chicago IL GO	5.25%		1/1/2029	BBB+	2,025,000	2,073,910
City of Chicago IL GO	5.50%		1/1/2037	BBB+	1,250,000	1,276,219
City of Chicago IL GO	5.50%		1/1/2049	BBB+	3,750,000	3,925,986
City of Chicago IL GO	5.625%		1/1/2030	BBB+	1,835,000	1,958,171

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of Chicago IL GO	5.75%		1/1/2033	BBB+	$7,000,000	$7,496,684
City of Chicago IL GO	6.00%		1/1/2038	BBB+	15,890,000	16,988,803
City of Houston TX GO	5.00%		3/1/2024	AA	2,000,000	2,043,317
City of New Orleans LA GO	4.00%		10/1/2036	A+	2,290,000	2,349,327
City of New York NY GO	3.65%	#(a)	3/1/2040	AA	7,955,000	7,955,000
City of New York NY GO	5.00%		8/1/2025	AA	12,000,000	12,084,080
City of New York NY GO	5.00%		8/1/2028	AA	25,000,000	28,444,032
City of New York NY GO	5.00%		8/1/2032	AA	1,750,000	1,989,849
City of New York NY GO	5.00%		8/1/2033	AA	7,030,000	7,690,674
City of New York NY GO	5.00%		10/1/2033	AA	1,250,000	1,509,858
City of New York NY GO	5.00%		9/1/2035	AA	10,000,000	11,832,297
City of New York NY GO	5.00%		10/1/2036	AA	1,250,000	1,461,024
City of New York NY GO	5.00%		4/1/2037	AA	10,000,000	10,891,268
City of New York NY GO	5.00%		12/1/2037	AA	7,500,000	8,076,202
City of Ocean City NJ GO	4.50%		10/17/2023	NR	12,010,000	12,115,719
City of Philadelphia PA GO	5.00%		2/1/2033	A	2,500,000	2,801,789
Clark County School District NV GO (AGM)	4.00%		6/15/2036	AA	1,250,000	1,292,317
Commonwealth of Pennsylvania GO	5.00%		1/15/2028	Aa3	10,000,000	10,961,582
Commonwealth of Pennsylvania GO	5.00%		10/1/2034	Aa3	5,000,000	5,982,744
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR	1,098,853	1,034,623
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	1,727,569	981,243
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	6,356,031	2,772,819
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	11,206,659	9,795,471
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	3,035,632	2,576,405
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	5,000,000	4,067,925
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	1,917,657	1,500,489
Commonwealth of Puerto Rico GO	5.25%		7/1/2023	NR	749,622	750,748
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	34,225,245	34,774,228
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	6,481,543	6,704,126
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	5,309,508	5,551,655
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	1,415,665	1,504,223
County of Baltimore MD GO	4.00%		3/1/2038	AAA	8,995,000	9,423,107
County of Howard MD GO	3.00%		8/15/2037	AAA	2,255,000	2,064,467	(d)
County of Lake IL GO	3.50%		11/30/2031	AAA	1,825,000	1,851,994
County of Luzerne PA GO (AGM)	5.00%		11/15/2023	AA	2,500,000	2,532,861
County of Luzerne PA GO (AGM)	5.00%		11/15/2024	AA	4,000,000	4,140,666

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
County of Miami-Dade FL GO	5.00%		7/1/2038	AA	$4,830,000	$5,270,561
County of Nassau NY GO (AGM)	4.00%		4/1/2034	AA	3,130,000	3,292,531
County of Nassau NY GO (AGM)	4.00%		4/1/2035	AA	2,415,000	2,500,658
County of Nassau NY GO (AGM)	4.00%		4/1/2036	AA	4,030,000	4,117,409
County of Nassau NY GO (AGM)	4.00%		4/1/2037	AA	4,680,000	4,737,409
County of Suffolk NY GO (BAM)	2.00%		6/15/2033	AA	7,555,000	6,541,091
County of Travis TX GO	5.00%		3/1/2033	AAA	10,000,000	11,406,494
Fort Bend Independent School District TX GO (PSF GTD)	0.875%	#(a)	8/1/2050	AAA	5,520,000	5,223,544
Fresno Unified School District CA NPF GO (NATL)	5.25%		2/1/2024	A+	3,285,000	3,350,873
Illinois Finance Authority	4.00%		12/1/2039	AAA	2,000,000	2,041,989
Kane County Community Unit School District No. 304 Geneva IL GO	5.00%		1/1/2028	AA+	1,125,000	1,223,652
Kane County Community Unit School District No. 304 Geneva IL GO	5.00%		1/1/2029	AA+	2,200,000	2,392,213
Kane County Community Unit School District No. 304 Geneva IL GO	5.00%		1/1/2030	AA+	1,400,000	1,521,536
Lamar Consolidated Independent School District TX GO	5.00%		2/15/2038	AA	1,750,000	1,983,449
Main Street Natural Gas, Inc. GA	4.00%	#(a)	4/1/2048	Aa1	5,000,000	5,006,128
Main Street Natural Gas, Inc. GA	5.00%	#(a)	7/1/2053	Aa1	10,000,000	10,590,551
Metropolitan Water Reclamation District of Greater Chicago IL GO	5.00%		12/1/2027	AA+	4,600,000	4,976,734
Metropolitan Water Reclamation District of Greater Chicago IL GO	5.00%		12/1/2028	AA+	6,715,000	7,289,394
New Caney Independent School District TX GO (PSF GTD)	1.25%	#(a)	2/15/2050	Aaa	4,550,000	4,427,672
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2028	A3	10,615,000	11,738,122
New York City Transitional Finance Authority Building Aid Revenue NY	5.00%		7/15/2036	AA	5,000,000	5,494,654
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		2/1/2039	AAA	11,820,000	11,945,804
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		11/1/2036	AAA	8,250,000	9,684,371
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		11/1/2037	AAA	8,265,000	9,610,770
New York State Dormitory Authority	4.00%		3/15/2040	AA+	13,750,000	13,784,063
New York State Dormitory Authority (AGM)	5.00%		10/1/2023	AA	2,500,000	2,528,373

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
New York State Dormitory Authority (BAM)	5.00%		10/1/2032	AA	$3,500,000	$4,132,332
New York State Dormitory Authority (BAM)	5.00%		10/1/2035	AA	5,000,000	5,780,694
New York State Dormitory Authority NY	4.00%		3/15/2037	AA+	5,195,000	5,326,418
Northside Independent School District TX GO (PSF GTD)	1.60%	#(a)	8/1/2049	Aaa	8,050,000	7,856,042
Pasadena Independent School District TX GO (PSF GTD)	5.00%		2/15/2038	AAA	4,890,000	5,610,579
Pennsylvania Economic Development Financing Authority AMT	5.25%		6/30/2035	Baa2	5,250,000	5,772,612
Pennsylvania Economic Development Financing Authority AMT	5.25%		6/30/2036	Baa2	5,000,000	5,424,194
Pennsylvania Economic Development Financing Authority AMT	5.50%		6/30/2037	Baa2	2,725,000	2,997,484
Pennsylvania Economic Development Financing Authority AMT	5.50%		6/30/2038	Baa2	3,350,000	3,669,817
Perris Union High School District CA GO (AGM)	4.00%		9/1/2037	AA	2,000,000	2,060,631
Perris Union High School District CA GO (AGM)	4.00%		9/1/2039	AA	5,050,000	5,125,832
Pflugerville Independent School District TX GO	5.00%		2/15/2036	AA+	3,525,000	4,115,539
Pflugerville Independent School District TX GO	5.00%		2/15/2037	AA+	7,500,000	8,675,008
Pflugerville Independent School District TX GO	5.00%		2/15/2038	AA+	4,405,000	5,061,478
Pflugerville Independent School District TX GO	5.00%		2/15/2039	AA+	5,115,000	5,834,914
Public Finance Authority-Ameream LLC WI†	7.00%		12/1/2050	NR	3,000,000	2,626,786
Reedy Creek Improvement District FL GO	4.00%		6/1/2031	AA-	2,240,000	2,348,495
School District of Philadelphia PA GO	5.00%		9/1/2026	A1	500,000	535,893
School District of Philadelphia PA GO	5.00%		9/1/2027	A1	600,000	654,013
School District of Philadelphia PA GO	5.00%		9/1/2028	A1	500,000	554,847
State of California GO	3.00%		11/1/2034	Aa2	5,900,000	5,850,667
State of California GO	5.00%		10/1/2027	Aa2	10,000,000	10,025,216
State of California GO	5.00%		9/1/2035	Aa2	14,000,000	16,718,782
State of Connecticut GO	4.00%		1/15/2035	AA-	5,900,000	6,361,916
State of Connecticut GO	4.00%		4/15/2037	AA-	1,825,000	1,876,690

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of Connecticut GO	4.00%	6/15/2037	AA-	$775,000	$790,126
State of Connecticut GO	4.00%	1/15/2038	AA-	4,000,000	4,089,875
State of Connecticut GO	5.00%	6/15/2032	AA-	2,000,000	2,227,217
State of Connecticut GO	5.00%	6/15/2034	AA-	1,100,000	1,216,282
State of Connecticut GO	5.00%	6/15/2035	AA-	1,125,000	1,236,769
State of Connecticut GO	5.00%	4/15/2036	AA-	1,150,000	1,285,418
State of Hawaii Harbor System Revenue AMT	4.00%	7/1/2035	Aa3	3,025,000	3,083,638
State of Illinois GO	4.00%	10/1/2033	A-	10,500,000	10,918,769
State of Illinois GO	4.00%	10/1/2034	A-	5,000,000	5,113,802
State of Illinois GO	4.00%	12/1/2034	A-	9,500,000	9,719,847
State of Illinois GO	4.00%	10/1/2035	A-	5,000,000	5,073,537
State of Illinois GO	4.00%	3/1/2038	A-	1,125,000	1,118,762
State of Illinois GO	4.00%	3/1/2039	A-	2,100,000	2,064,474
State of Illinois GO	5.00%	8/1/2023	A-	5,350,000	5,383,527
State of Illinois GO	5.00%	11/1/2027	A-	5,000,000	5,344,653
State of Illinois GO	5.00%	2/1/2028	A-	13,620,000	14,616,352
State of Illinois GO	5.00%	3/1/2028	A-	6,500,000	7,100,028
State of Illinois GO	5.00%	10/1/2029	A-	10,000,000	11,145,802
State of Illinois GO	5.00%	11/1/2029	A-	2,800,000	2,969,327
State of Illinois GO	5.00%	10/1/2032	A-	6,300,000	6,875,764
State of Illinois GO	5.00%	11/1/2032	A-	9,200,000	9,711,084
State of Illinois GO	5.00%	3/1/2033	A-	5,000,000	5,637,152
State of Illinois GO	5.00%	10/1/2033	A-	5,000,000	5,438,771
State of Illinois GO	5.00%	12/1/2033	A-	4,500,000	5,088,706
State of Illinois GO	5.00%	3/1/2034	A-	9,715,000	10,935,376
State of Illinois GO	5.00%	5/1/2036	A-	1,765,000	1,887,862
State of Illinois GO	5.25%	5/1/2023	A-	5,000,000	5,008,182
State of Illinois GO	5.25%	7/1/2030	A-	5,430,000	5,451,788
State of Illinois GO	5.25%	2/1/2034	A-	3,295,000	3,334,217
State of Illinois GO	5.25%	10/1/2036	A-	17,500,000	19,893,744
State of Illinois GO	5.50%	5/1/2030	A-	6,470,000	7,287,442
State of Illinois GO	5.50%	7/1/2038	A-	5,000,000	5,015,050
State of Illinois GO	5.50%	5/1/2039	A-	11,000,000	12,178,019
State of Louisiana GO	5.00%	5/1/2028	Aa2	11,180,000	11,701,430
State of Louisiana GO	5.00%	3/1/2036	Aa2	4,475,000	5,052,432
State of Maryland GO	5.00%	3/15/2036	Aaa	10,000,000	12,063,485

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of New Jersey GO	2.00%		6/1/2029	A2	$5,000,000	$4,629,126
State of Washington GO	5.00%		2/1/2037	Aaa	23,725,000	27,735,825
State Public School Building Authority PA (AGM)	5.00%		6/1/2030	AA	5,000,000	5,335,626
State Public School Building Authority PA (AGM)	5.00%		6/1/2031	AA	5,000,000	5,333,840
Tennessee Energy Acquisition Corp.	5.00%	#(a)	5/1/2053	A2	47,300,000	48,702,147
Town of Oyster Bay NY GO (AGM)	2.00%		3/1/2030	AA	2,125,000	1,987,338
Town of Oyster Bay NY GO (AGM)	2.00%		3/1/2031	AA	2,040,000	1,881,176
Village of Romeoville IL GO	4.00%		12/30/2036	Aa2	4,725,000	4,916,266
Village of Romeoville IL GO	4.00%		12/30/2037	Aa2	3,800,000	3,904,706
Village of Schaumburg IL GO	3.00%		12/1/2027	AAA	7,060,000	7,111,659
Village of Schaumburg IL GO	3.00%		12/1/2031	AAA	1,300,000	1,307,515
Village of Skokie IL GO	3.00%		12/1/2029	Aa2	1,080,000	1,097,406
Virginia College Building Authority	5.00%		2/1/2037	AA+	7,950,000	9,181,096
Total						1,091,391,208

Health Care 10.50%
Allegheny County Hospital Development Authority-Allegheny Hlth Network Ob PA	5.00%		4/1/2031	A	16,000,000	17,369,208
Antelope Valley Healthcare District CA	5.00%		3/1/2031	BBB	7,000,000	7,135,430
Berks County Industrial Development Authority-Tower Health Oblig Group PA	5.00%		11/1/2036	B	1,835,000	1,253,267
Berks County Industrial Development Authority-Tower Health Oblig Group PA	5.00%		11/1/2037	B	5,075,000	3,466,790
Berks County Municipal Authority-Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	B	6,000,000	5,168,643
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.25%		12/1/2035	BB	3,000,000	3,019,102
Bucks County Industrial Development Authority-Grand View Hosp Oblig Grp PA	5.00%		7/1/2030	BB	2,075,000	2,183,019	(d)
Bucks County Industrial Development Authority-Grand View Hosp Oblig Grp PA	5.00%		7/1/2031	BB	1,150,000	1,207,703	(d)
Bucks County Industrial Development Authority-Grand View Hosp Oblig Grp PA	5.00%		7/1/2032	BB	1,000,000	1,039,171	(d)
California Health Facilities Financing Authority-Cedars-Sinai Med Ctr Oblg	5.00%		11/15/2026	Aa3	5,000,000	5,344,690
California Health Facilities Financing Authority-Commonspirit Hlth Oblig	4.00%		4/1/2035	A-	3,065,000	3,131,498

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority-Commonspirit Hlth Oblig	4.00%	4/1/2036	A-		$5,000,000	$5,080,919
California Health Facilities Financing Authority-Lucile S Packard Chld Hsp	5.00%	8/15/2032	A+		1,250,000	1,337,206
California Health Facilities Financing Authority-Sutter Health Oblig Group	5.00%	11/15/2032	A1		2,000,000	2,190,090
California Health Facilities Financing Authority-Sutter Health Oblig Group	5.00%	11/15/2033	A1		2,450,000	2,671,617
California Health Facilities Financing Authority-Sutter Health Oblig Group	5.00%	11/15/2034	A1		3,350,000	3,635,073
California Municipal Finance Authority-Eisenhower Medical Center	5.00%	7/1/2029	Baa2		1,000,000	1,071,228
California Municipal Finance Authority-Eisenhower Medical Center	5.00%	7/1/2031	Baa2		1,900,000	2,025,973
California Municipal Finance Authority-Eisenhower Medical Center	5.00%	7/1/2033	Baa2		1,000,000	1,061,923
California Statewide Communities Development Authority-Loma Linda Univ Med OBL†	5.00%	12/1/2033	BB		1,000,000	1,034,193
California Statewide Communities Development Authority-Loma Linda Univ Med OBL†	5.25%	12/1/2038	BB		1,500,000	1,540,305
Camden County Improvement Authority-Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2024	A-		3,730,000	3,784,708
Camden County Improvement Authority-Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2025	A-		1,250,000	1,264,280
Camden County Improvement Authority-Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2027	A-		1,000,000	1,011,706
City of Atlantic Beach-Naval Cont Care Ret Oblig FL	5.00%	11/15/2028	BBB	(b)	2,020,000	2,021,341
City of Blaine-Crest View Obligated Grp MN	5.125%	7/1/2025	NR		770,000	500,500
City of South Miami Health Facilities Authority, Inc.-Baptist Hlth South OBL FL	5.00%	8/15/2026	AA-		3,000,000	3,203,496
City of South Miami Health Facilities Authority, Inc.-Baptist Hlth South OBL FL	5.00%	8/15/2027	AA-		3,620,000	3,931,787
City of South Miami Health Facilities Authority, Inc.-Baptist Hlth South OBL FL	5.00%	8/15/2028	AA-		2,625,000	2,869,613
City of Tampa-H. Lee Moffitt Cancer OBL FL	4.00%	7/1/2038	A2		4,755,000	4,773,612

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Clarke County Hospital Authority-Piedmont Hlthcr Oblig Grp GA	5.00%		7/1/2029	AA-	$7,090,000	$7,599,449
Clarke County Hospital Authority-Piedmont Hlthcr Oblig Grp GA	5.00%		7/1/2030	AA-	4,500,000	4,781,704
Colorado Health Facilities Authority-Commonspirit Hlth Oblig	5.00%		8/1/2031	A-	3,000,000	3,295,622
Colorado Health Facilities Authority-Intermountain Hlthcr Oblg	5.00%	#(a)	5/15/2062	AA+	10,255,000	11,414,261
Connecticut State Health & Educational Facilities Authority-Griffin Health Oblig Grp†	5.00%		7/1/2034	BB+	225,000	227,937
Connecticut State Health & Educational Facilities Authority-Griffin Health Oblig Grp†	5.00%		7/1/2039	BB+	1,000,000	982,902
Connecticut State Health & Educational Facilities Authority-Nuvance Health Oblig Grp	4.00%		7/1/2034	BBB+	1,750,000	1,683,991
Connecticut State Health & Educational Facilities Authority-Nuvance Health Oblig Grp	4.00%		7/1/2035	BBB+	2,500,000	2,393,011
Connecticut State Health & Educational Facilities Authority-Nuvance Health Oblig Grp	5.00%		7/1/2028	BBB+	5,000,000	5,355,759
Connecticut State Health & Educational Facilities Authority-Nuvance Health Oblig Grp	5.00%		7/1/2029	BBB+	5,250,000	5,687,842
Connecticut State Health & Educational Facilities Authority-Yale-New Haven Hlth Oblig	1.80%	#(a)	7/1/2049	AA-	5,000,000	4,877,734
County of Cuyahoga-The Metrohealth System OH	5.00%		2/15/2037	BBB	5,000,000	5,154,420
County of Montgomery-Premier Hlth Partners OBL OH	4.00%		11/15/2039	Baa1	6,000,000	5,708,125
County of Muskingum-Genesis Hlthcare Oblig Gp OH	5.00%		2/15/2033	BB+	10,500,000	10,504,550
County of Washington-Marietta Area Hlthcr Oblg OH	5.50%		12/1/2027	NR	10,560,000	10,615,666
County of Washington-Marietta Area Hlthcr Oblg OH	6.375%		12/1/2037	NR	10,000,000	10,210,989
Crawford County Hospital Authority-Meadville Med Ctr Oblig PA	6.00%		6/1/2036	NR	3,830,000	3,991,870

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
District of Columbia-Children’S NATL Med Oblig	5.00%		7/15/2026	A1		$1,700,000	$1,799,640
District of Columbia-Children’S NATL Med Oblig	5.00%		7/15/2034	A1		5,000,000	5,199,588
Florida Development Finance Corp.-Lakeland Regl Hlth Olig	4.00%		11/15/2034	A2		4,000,000	4,123,454
Florida Development Finance Corp.-Lakeland Regl Hlth Olig	4.00%		11/15/2035	A2		5,530,000	5,625,636
Florida Development Finance Corp.-Lakeland Regl Hlth Olig	4.00%		11/15/2036	A2		3,700,000	3,725,721
Florida Development Finance Corp.-Lakeland Regl Hlth Olig	4.00%		11/15/2038	A2		2,265,000	2,263,206
Florida Development Finance Corp.-Lakeland Regl Hlth Olig	4.00%		11/15/2039	A2		2,000,000	1,991,280
Franklin County Industrial Development Authority-Menno-Haven Inc Oblig Grp PA	5.00%		12/1/2031	NR		1,000,000	932,510
Franklin County Industrial Development Authority-Menno-Haven Inc Oblig Grp PA	5.00%		12/1/2033	NR		1,000,000	913,901
Geisinger Authority-Geisinger Hlth Sys Oblig PA	5.00%	#(a)	4/1/2043	AA-		7,300,000	8,093,717
Glendale Industrial Development Authority-Beatitudes Campus Oblig AZ	5.00%		11/15/2036	NR		1,500,000	1,353,925
Greeneville Health & Educational Facilities Board-Ballad Health Oblig Group TN	5.00%		7/1/2035	A-		3,300,000	3,538,205
Greeneville Health & Educational Facilities Board-Ballad Health Oblig Group TN	5.00%		7/1/2036	A-		3,000,000	3,191,999
Greeneville Health & Educational Facilities Board-Ballad Health Oblig Group TN	5.00%		7/1/2037	A-		10,000,000	10,569,808
Harris County Cultural Education Facilities Finance Corp.-Memorial Hermann Hlth Obl TX	5.00%	#(a)	6/1/2050	A+		5,000,000	5,535,782
Harris County Cultural Education Facilities Finance Corp. TX	6.375%		1/1/2033	BB+	(b)	120,000	120,098
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple Univ Hlth Obl Grp PA	5.00%		7/1/2030	BBB		4,775,000	5,005,062

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple Univ Hlth Obl Grp PA	5.00%	7/1/2032	BBB		$4,055,000	$4,234,591
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple Univ Hlth Obl Grp PA	5.00%	7/1/2033	BBB		4,870,000	5,073,799
Housing & Redevelopment Authority of The City of St. Paul Minnesota-Fairview Hlth Svcs Oblig	5.00%	11/15/2023	NR		3,735,000	3,787,068
Housing & Redevelopment Authority of The City of St. Paul Minnesota-Fairview Hlth Svcs Oblig	5.00%	11/15/2024	NR		4,500,000	4,666,622
Illinois Finance Authority-Ascension Hlth Credit Grp	4.00%	2/15/2033	AA+		5,000,000	5,138,944
Illinois Finance Authority-Northshore Edward-Elmhrst	5.00%	8/15/2033	AA-		1,250,000	1,441,190
Illinois Finance Authority-Plymouth Place Obl Group	5.00%	5/15/2030	NR		1,690,000	1,775,231
Illinois Finance Authority-Silver Cross Hosp Oblig	5.00%	8/15/2035	A3		4,500,000	4,619,997
Industrial Development Authority of the County of Pima-La Posada Park Centre Obl AZ†	5.125%	11/15/2029	NR		3,000,000	2,985,713
Karnes County Hospital District TX	5.00%	2/1/2024	A	(b)	375,000	380,621
Karnes County Hospital District TX	5.00%	2/1/2034	A	(b)	1,000,000	1,011,199
Kentucky Economic Development Finance Authority-Masonic Homes Oblig	5.375%	11/15/2032	NR		1,185,000	1,083,568
Kentucky Economic Development Finance Authority-Owensboro Health Inc Oblg	5.00%	6/1/2029	Baa2		4,235,000	4,407,381
Kentucky Economic Development Finance Authority-Owensboro Health Inc Oblg	5.00%	6/1/2032	Baa2		6,000,000	6,207,987
Kirkwood Industrial Development Authority-Ashfield Active Lvg Oblig MO	5.25%	5/15/2037	BB-	(b)	2,000,000	1,798,497
Lee Memorial Health System Obl FL	5.00%	4/1/2036	A+		4,535,000	4,911,326
Maricopa County Industrial Development Authority-Honorhealth Oblig Group AZ	5.00%	9/1/2033	A2		500,000	549,615
Maricopa County Industrial Development Authority-Honorhealth Oblig Group AZ	5.00%	9/1/2034	A2		1,000,000	1,092,103

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Maricopa County Industrial Development Authority-Honorhealth Oblig Group AZ	5.00%	9/1/2035	A2	$1,000,000	$1,082,844
Maricopa County Industrial Development Authority-Honorhealth Oblig Group AZ	5.00%	9/1/2036	A2	1,800,000	1,934,005
Massachusetts Development Finance Agency-Beth Israel Lahey Obl Grp	5.00%	7/1/2034	A	1,000,000	1,109,753
Massachusetts Development Finance Agency-Beth Israel Lahey Obl Grp	5.00%	7/1/2036	A	2,000,000	2,188,342
Massachusetts Development Finance Agency-Mass General Brigham Inc	5.00%	7/1/2030	AA-	9,660,000	10,539,241
Massachusetts Development Finance Agency-Wellforce	4.00%	7/1/2035	BBB+	2,000,000	1,950,612
Massachusetts Development Finance Agency-Wellforce Obligated Group	4.00%	7/1/2037	BBB+	3,930,000	3,689,348
Massachusetts Development Finance Agency-Wellforce Obligated Group	5.00%	7/1/2038	BBB+	1,000,000	1,015,044
Massachusetts Development Finance Agency-Wellforce Obligated Group	5.00%	7/1/2039	BBB+	2,250,000	2,270,388
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd-Vanderbilt Univ Med Ctr TN	5.00%	7/1/2031	A	1,300,000	1,382,982
Miami Beach Health Facilities Authority-Mt Sinai Medical Center FL	5.00%	11/15/2030	Baa1	1,500,000	1,536,571
Michigan Finance Authority-Trinity Hlth Corp Oblig	5.00%	12/1/2034	AA-	5,000,000	5,403,270
Michigan Finance Authority-Trinity Hlth Corp Oblig	5.00%	12/1/2035	AA-	5,000,000	5,366,617
Monroeville Finance Authority-UPMC Obligated Group PA	5.00%	2/15/2028	A	1,600,000	1,760,826
Montgomery County Higher Education & Health Authority-Thomas Jefferson Univ Obl PA	4.00%	9/1/2036	A	1,350,000	1,351,670
Montgomery County Higher Education & Health Authority-Thomas Jefferson Univ Obl PA	4.00%	9/1/2038	A	2,250,000	2,227,823
Montgomery County Industrial Development Authority-Albert Einstein Hlthcr Ob PA	5.00%	1/15/2024	NR	4,000,000	4,070,413
Montgomery County Industrial Development Authority-Albert Einstein Hlthcr Ob PA	5.25%	1/15/2026	NR	2,000,000	2,088,972

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Montgomery County Industrial Development Authority-Albert Einstein Hlthcr Ob PA	5.25%	1/15/2028	NR	$3,000,000	$3,133,458
Montgomery County Industrial Development Authority-Whitemarsh Cont Care Obl PA	5.00%	1/1/2030	NR	2,000,000	1,903,015
Moon Industrial Development Authority-Baptist Homes Society Obl PA	5.125%	7/1/2025	NR	2,895,000	2,812,311
New Hope Cultural Education Facilities Finance Corp.-Children’S Hlth Sys Oblig TX	5.00%	8/15/2026	Aa3	2,000,000	2,153,648
New Jersey Health Care Facilities Financing Authority-Hackensack Merdn Hlth Ob	5.00%	7/1/2028	AA-	5,500,000	6,028,705
New Jersey Health Care Facilities Financing Authority-St Joseph’S Hlthcr Oblig	5.00%	7/1/2028	BBB-	1,300,000	1,354,691
New Jersey Health Care Facilities Financing Authority-St Joseph’S Hlthcr Oblig	5.00%	7/1/2029	BBB-	1,605,000	1,671,088
New Jersey Health Care Facilities Financing Authority-St Joseph’S Hlthcr Oblig	5.00%	7/1/2030	BBB-	1,100,000	1,144,643
New Jersey Health Care Facilities Financing Authority-St Joseph’S Hlthcr Oblig	5.00%	7/1/2031	BBB-	1,110,000	1,152,936
New Jersey Health Care Facilities Financing Authority-University Hospital (AGM)	5.00%	7/1/2028	AA	2,000,000	2,075,805
New Jersey Health Care Facilities Financing Authority-Valley Hlth Sys Oblig Grp	4.00%	7/1/2036	A	1,000,000	1,009,512
New Jersey Health Care Facilities Financing Authority-Valley Hlth Sys Oblig Grp	4.00%	7/1/2037	A	1,000,000	1,006,553
New York State Dormitory Authority-Catholic Hlth Sys Oblig	4.00%	7/1/2037	B-	1,100,000	818,437
New York State Dormitory Authority-Catholic Hlth Sys Oblig	4.00%	7/1/2039	B-	1,000,000	726,217
New York State Dormitory Authority-Catholic Hlth Sys Oblig	4.00%	7/1/2040	B-	850,000	618,051

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority-Catholic Hlth Sys Oblig	5.00%		7/1/2036	B-	$1,945,000	$1,636,315
New York State Dormitory Authority-Garnet Hlth Med Ctr Oblig†	5.00%		12/1/2026	BBB-	1,500,000	1,538,894
New York State Dormitory Authority-Garnet Hlth Med Ctr Oblig†	5.00%		12/1/2029	BBB-	2,700,000	2,772,192
New York State Dormitory Authority-Garnet Hlth Med Ctr Oblig†	5.00%		12/1/2030	BBB-	1,100,000	1,124,680
New York State Dormitory Authority-Garnet Hlth Med Ctr Oblig†	5.00%		12/1/2031	BBB-	1,600,000	1,628,715
New York State Dormitory Authority-Montefiore Obligated Group	4.00%		8/1/2036	BBB-	1,780,000	1,594,017
New York State Dormitory Authority-Montefiore Obligated Group	4.00%		8/1/2038	BBB-	4,000,000	3,516,267
New York State Dormitory Authority-Montefiore Obligated Grp	4.00%		9/1/2036	BBB-	1,555,000	1,391,897
New York State Dormitory Authority-Montefiore Obligated Grp	4.00%		8/1/2037	BBB-	650,000	576,392
New York State Dormitory Authority-Montefiore Obligated Grp	4.00%		9/1/2038	BBB-	2,940,000	2,583,515
New York State Dormitory Authority-Montefiore Obligated Grp	4.00%		9/1/2040	BBB-	3,150,000	2,720,830
Norfolk Economic Development Authority-Sentara Hlthcr Oblig Gp VA	5.00%	#(a)	11/1/2048	AA	11,245,000	12,508,533
North Carolina Medical Care Commission-Southminster Inc Obl Grp	5.00%		10/1/2031	NR	1,750,000	1,709,791
Oklahoma Development Finance Authority-Ou Medicine Obligated Grp	5.00%		8/15/2033	BB-	2,045,000	1,989,189
Oklahoma Development Finance Authority-Ou Medicine Obligated Grp	5.00%		8/15/2038	BB-	2,645,000	2,512,375
Oklahoma Development Finance Authority-Ou Medicine Obligated Grp	5.25%		8/15/2043	BB-	6,710,000	6,441,024
Oneida County Local Development Corp.-Mohawk Valley Hlth Obl NY (AGM)	4.00%		12/1/2035	AA	1,000,000	1,012,308
Oneida County Local Development Corp.-Mohawk Valley Hlth Obl NY (AGM)	4.00%		12/1/2036	AA	1,250,000	1,253,649
Oneida County Local Development Corp.-Mohawk Valley Hlth Obl NY (AGM)	4.00%		12/1/2037	AA	2,210,000	2,199,834
Orange County Health Facilities Authority-Orlando Hlth Oblig Group FL	5.00%		10/1/2031	A+	1,600,000	1,853,092

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Orange County Health Facilities Authority-Orlando Hlth Oblig Group FL	5.00%		10/1/2032	A+		$1,750,000	$2,049,020
Orange County Health Facilities Authority-Orlando Hlth Oblig Group FL	5.00%		10/1/2035	A+		1,730,000	1,982,519
Orange County Health Facilities Authority-Orlando Hlth Oblig Group FL	5.00%		10/1/2037	A+		2,350,000	2,634,765
Orange County Health Facilities Authority-Orlando Hlth Oblig Group FL	5.00%		10/1/2038	A+		1,530,000	1,706,168
Orange County Health Facilities Authority-Orlando Hlth Oblig Group FL	5.00%		10/1/2039	A+		1,500,000	1,659,530
Orange County Health Facilities Authority-Orlando Hlth Oblig Group FL	5.00%		10/1/2040	A+		1,500,000	1,648,932
Palomar Health CA-Palomar Health Oblig Grp	5.00%		11/1/2036	BBB		2,980,000	3,068,405
Paulding County Hospital Authority-Wellstar Hlth Sys GA	5.00%		4/1/2042	A+		2,400,000	2,513,359
Public Finance Authority-Proton Intl Alabama LLC WI†(c)	6.85%		10/1/2047	NR		1,410,000	1,042,202
Rhode Island Health & Educational Building Corp.-Care New England Hlth Obl	5.00%		9/1/2031	B+		5,000,000	4,971,221
Salem Hospital Facility Authority Oblig Group OR	5.00%		5/15/2030	A+		4,660,000	5,160,984
Southeastern Ohio Port Authority-Marietta Area Hlthcr Oblg	5.00%		12/1/2035	B+	(b)	3,850,000	3,563,667
Southeastern Ohio Port Authority-Marietta Area Hlthcr Oblg	5.50%		12/1/2029	B+	(b)	750,000	751,120
State of Ohio-Univ Hosp Hlth Sys Obl Gp	4.00%		1/15/2037	A		1,900,000	1,894,999
State of Ohio-Univ Hosp Hlth Sys Obl Gp	5.00%		1/15/2036	A		3,295,000	3,539,745
Tarrant County Cultural Education Facilities Finance Corp.-Baylor Scott & White Oblg TX	5.00%	#(a)	11/15/2052	AA-		4,000,000	4,484,153
Tarrant County Cultural Education Facilities Finance Corp.-Christus Health Obl Group TX	5.00%	#(a)	7/1/2053	A1		7,750,000	8,779,451
Tulsa County Industrial Authority-Montereau Obligated Group OK	5.25%		11/15/2037	BBB-	(b)	1,250,000	1,260,615
Washington Health Care Facilities Authority-Providence St Joseph Obl	4.00%	#(a)	10/1/2042	A1		24,690,000	25,844,080
Washington State Housing Finance Commission-Spokane United Method Hms†	6.00%		1/1/2024	NR		245,000	250,738

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
West Virginia Hospital Finance Authority-WV United Hlth Sys Oblig	4.00%	6/1/2030	A	$5,500,000	$5,599,749
West Virginia Hospital Finance Authority-WV United Hlth Sys Oblig	4.00%	6/1/2035	A	1,570,000	1,583,445
Wisconsin Health & Educational Facilities Authority-Amer Baptist Homes Oblig	5.00%	8/1/2032	NR	1,375,000	1,231,434
Wisconsin Health & Educational Facilities Authority-Amer Baptist Homes Oblig	5.00%	8/1/2037	NR	1,500,000	1,258,788
Total					528,583,296

Housing 1.37%
California Housing Finance Agency	3.25%	8/20/2036	BBB	7,348,148	6,743,916
California Housing Finance Agency	3.50%	11/20/2035	BBB+	5,677,918	5,410,935
California Housing Finance Agency	4.00%	3/20/2033	BBB+	4,503,451	4,524,362
California Housing Finance Agency	4.25%	1/15/2035	BBB+	4,257,153	4,334,840
California Municipal Finance Authority-Park Western Housing LP (FNMA)	2.65%	8/1/2036	Aaa	4,315,928	3,668,407
California Statewide Communities Development Authority-CHF-Irvine LLC	5.00%	5/15/2026	Baa1	1,000,000	1,041,702
California Statewide Communities Development Authority-CHF-Irvine LLC	5.00%	5/15/2027	Baa1	750,000	779,295
CSCDA Community Improvement Authority CA†	3.00%	6/1/2047	NR	5,000,000	3,674,545
Florida Housing Finance Corp. (GNMA/FNMA/FHLMC)	3.00%	1/1/2052	Aaa	3,800,000	3,724,061
Florida Housing Finance Corp. (GNMA/FNMA/FHLMC)	3.00%	7/1/2052	Aaa	5,070,000	4,957,135
Industrial Development Authority of the City of Phoenix-Downtown Phoenix Std Hsg AZ	5.00%	7/1/2032	Baa3	1,080,000	1,124,328
Maryland Community Development Administration	3.00%	9/1/2039	Aa1	10,000,000	8,820,603
Missouri Housing Development Commission (GNMA/FNMA/FHLMC)	3.25%	11/1/2052	AA+	2,940,000	2,897,612
Missouri Housing Development Commission (GNMA/FNMA/FHLMC)	4.25%	5/1/2047	AA+	1,460,000	1,477,839
New York City Housing Development Corp. NY	2.10%	11/1/2036	AA+	5,725,000	4,455,792

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
North Dakota Housing Finance Agency	3.00%	7/1/2052	Aa1	$7,110,000	$6,927,766
Washington State Housing Finance Commission	3.50%	12/20/2035	BBB+	4,867,107	4,564,367
Total					69,127,505

Lease Obligations 4.13%
California State Public Works Board	5.00%	6/1/2023	Aa3	3,000,000	3,012,255
California State Public Works Board	5.00%	5/1/2034	Aa3	9,525,000	11,521,270
County of Cuyahoga OH COPs	5.00%	12/1/2023	AA-	5,640,000	5,715,726
Illinois Sports Facilities Authority (AGM)	5.00%	6/15/2027	AA	3,000,000	3,057,543
Indiana Finance Authority	5.25%	2/1/2029	AA+	2,500,000	2,632,043
Louisiana Public Facilities Authority	5.00%	6/1/2023	Aa3	3,200,000	3,211,424
Michigan State Building Authority	5.00%	4/15/2034	Aa2	6,525,000	6,839,177
Michigan State Building Authority	5.00%	4/15/2036	Aa2	3,000,000	3,351,516
New Jersey Economic Development Authority	4.00%	6/15/2034	A3	500,000	520,167
New Jersey Economic Development Authority	4.00%	6/15/2035	A3	400,000	411,888
New Jersey Economic Development Authority	4.00%	11/1/2037	A3	3,000,000	3,021,478
New Jersey Economic Development Authority	4.00%	11/1/2038	A3	3,000,000	3,012,582
New Jersey Economic Development Authority	5.00%	6/15/2025	A3	5,085,000	5,309,051
New Jersey Economic Development Authority	5.00%	3/1/2027	BBB+	355,000	355,326
New Jersey Economic Development Authority	5.00%	6/15/2033	A3	7,215,000	7,919,468
New Jersey Economic Development Authority	5.00%	11/1/2033	A3	3,845,000	4,267,171
New Jersey Economic Development Authority	5.00%	6/15/2034	A3	3,000,000	3,328,811
New Jersey Economic Development Authority	5.00%	6/15/2034	A3	13,645,000	14,884,996
New Jersey Economic Development Authority	5.00%	6/15/2035	A3	4,925,000	5,195,140
New Jersey Economic Development Authority	5.00%	6/15/2035	A3	1,000,000	1,109,604
New Jersey Economic Development Authority	5.00%	6/15/2036	A3	1,320,000	1,400,833

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Economic Development Authority	5.00%		6/15/2042	A3	$1,400,000	$1,553,445
New Jersey Economic Development Authority†	5.25%		9/1/2027	BBB+	24,555,000	26,879,595
New Jersey Economic Development Authority	5.57% (MUNIPSA * 1 + 1.60%	)#	3/1/2028	A3	5,000,000	4,991,613
New Jersey Transportation Trust Fund Authority	3.25%		6/15/2039	A3	2,000,000	1,772,606
New Jersey Transportation Trust Fund Authority	4.00%		6/15/2035	A3	3,750,000	3,867,710
New Jersey Transportation Trust Fund Authority	4.00%		6/15/2036	A3	2,770,000	2,823,033
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2030	A+	3,000,000	3,181,612
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+	2,400,000	2,542,227
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2033	A3	1,425,000	1,564,136
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2033	A3	35,410,000	38,808,209
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2034	A3	8,995,000	9,782,871
New York City Transitional Finance Authority Building Aid Revenue NY	5.00%		7/15/2035	AA	10,000,000	10,559,579
Redevelopment Authority of the City of Philadelphia PA	5.00%		4/15/2028	A	4,380,000	4,577,708
School Board of Miami-Dade County FL GO	4.00%		3/15/2034	AA-	4,535,000	4,729,834
Total						207,711,647

Other Revenue 3.33%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1	12,675,000	12,608,182
Brooklyn Arena Local Development Corp.-Brooklyn Events Ctr LLC NY	5.00%		7/15/2042	Ba1	7,600,000	7,506,827
Brooklyn Arena Local Development Corp.-Brooklyn Events Ctr LLC NY (AGM)	4.00%		7/15/2029	AA	1,500,000	1,555,883
Cleveland-Cuyahoga County Port Authority-Playhouse Square Fdtn OH	5.00%		12/1/2033	BB+	2,000,000	2,021,462

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Cleveland-Cuyahoga County Port Authority-Playhouse Square Fdtn OH	5.25%		12/1/2038	BB+	$1,650,000	$1,675,682
Clifton Higher Education Finance Corp.-Intl American Edu Fed TX	6.00%		8/15/2038	NR	13,970,000	14,149,509
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	17,586,280	7,650,032
Duval County Public Schools FL COPs (AGM)	5.00%		7/1/2034	AA	2,000,000	2,298,601
Duval County Public Schools FL COPs (AGM)	5.00%		7/1/2035	AA	3,750,000	4,268,658
Florence Town, Inc. Industrial Development Authority-Legacy Tradtnl Sch Oblig AZ†	5.75%		7/1/2033	Ba2	3,000,000	3,021,751
Illinois Finance Authority-Field Museum Natural Hist	4.574% (SOFR * .70 + 1.20%	)#	11/1/2034	A	10,350,000	10,331,180
Industrial Development Authority of the City of Phoenix-Basis Schools Inc Oblig AZ†	5.00%		7/1/2035	BB	2,350,000	2,351,298
Industrial Development Authority of the County of Pima-Edkey Obligated Group AZ†	5.00%		7/1/2035	NR	5,000,000	4,918,532
Lower Alabama Gas District	4.00%	#(a)	12/1/2050	A2	30,995,000	30,733,687
Lower Alabama Gas District	5.00%		9/1/2027	A2	5,000,000	5,189,070
Maricopa County Industrial Development Authority-Paragon Management Inc AZ†	5.00%		7/1/2036	BB+	2,500,000	2,503,511
Maricopa County Industrial Development Authority AZ†	5.00%		7/1/2039	BB+	2,055,000	1,956,004
Maryland Economic Development Corp.(c)	5.00%		12/1/2016	NR	700,000	420,000
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	3,380,000	3,696,165
SA Energy Acquisition Public Facility Corp. TX	5.50%		8/1/2023	A2	9,365,000	9,417,453
St. Louis Municipal Finance Corp. MO (AGM)	5.00%		10/1/2040	AA	1,750,000	1,893,311
State of Hawaii Department of Budget & Finance AMT	3.25%		1/1/2025	Baa1	5,000,000	4,958,661
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2028	AA+	4,285,000	4,898,787
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2032	AA+	14,810,000	17,931,979
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	10,180,000	9,743,856
Total						167,700,081

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Pre-Refunded 0.00%
New York State Dormitory Authority	4.00%	2/15/2034	NR	$15,000	$15,938

Special Tax 1.92%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba3	1,250,000	1,270,875
Allentown Neighborhood Improvement Zone Development Authority PA†	5.375%	5/1/2042	NR	5,500,000	5,505,792
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	1,910,000	1,946,570
Atlanta Urban Redevelopment Agency GA†	2.375%	7/1/2026	NR	415,000	394,311
Atlanta Urban Redevelopment Agency GA†	2.875%	7/1/2031	NR	965,000	854,894
Atlanta Urban Redevelopment Agency GA†	3.625%	7/1/2042	NR	1,880,000	1,581,357
Emeryville Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2024	AA	1,950,000	2,010,794
Emeryville Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2025	AA	2,650,000	2,742,939
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,955,000	3,180,380
Miami World Center Community Development District FL	4.75%	11/1/2027	NR	750,000	759,930
Mida Mountain Village Public Infrastructure District UT†	4.50%	8/1/2040	NR	1,250,000	1,057,038
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2033	AA	1,750,000	1,688,749
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2034	AA	1,000,000	947,244
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AGM)	5.00%	1/1/2031	AA	1,250,000	1,432,413
New York City Industrial Development Agency-Yankee Stadium LLC NY (AGM)	3.00%	3/1/2036	AA	5,500,000	5,071,757
Orange County Community Facilities District CA Special Tax	5.00%	8/15/2033	NR	1,370,000	1,421,682

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Orange County Community Facilities District CA Special Tax	5.00%	8/15/2035	NR	$975,000	$1,006,573
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	545,000	536,827
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	847,026
Pittsburg Successor Agency Redevelopment Agency CA Tax Allocation (AGM)	5.00%	9/1/2025	AA	3,500,000	3,668,889
River Islands Public Financing Authority CA Special Tax	4.00%	9/1/2051	NR	990,000	801,578
River Islands Public Financing Authority CA Special Tax (AGM)	5.00%	9/1/2042	AA	4,000,000	4,479,782
State of Connecticut Special Tax Revenue	4.00%	9/1/2034	AA	8,075,000	8,303,886
State of Connecticut Special Tax Revenue	5.00%	10/1/2030	AA	9,000,000	10,181,965
State of Connecticut Special Tax Revenue	5.00%	1/1/2032	AA	14,375,000	15,990,980
Sterling Ranch Community Authority Board CO	3.375%	12/1/2030	NR	499,000	438,863
Sterling Ranch Community Authority Board CO	3.75%	12/1/2040	NR	1,250,000	1,006,854
Village Community Development District No. 12 FL	3.25%	5/1/2026	NR	2,290,000	2,227,803
Village Community Development District No. 12 FL	3.80%	5/1/2028	NR	2,070,000	2,042,688
Village Community Development District No. 12 FL	4.00%	5/1/2033	NR	1,840,000	1,795,199
Village Community Development District No. 13 FL	1.80%	5/1/2026	NR	535,000	496,559
Village Community Development District No. 13 FL	2.55%	5/1/2031	NR	740,000	635,001
Village Community Development District No. 13 FL	2.85%	5/1/2036	NR	1,880,000	1,489,167
Village Community Development District No. 13 FL	3.00%	5/1/2029	NR	475,000	437,249
Village Community Development District No. 13 FL†	3.00%	5/1/2035	NR	3,360,000	2,780,513
Village Community Development District No. 13 FL†	3.25%	5/1/2040	NR	4,200,000	3,244,333
Village Community Development District No. 13 FL	3.375%	5/1/2034	NR	2,465,000	2,202,514
Total					96,480,974

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 3.51%
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	$5,675,000	$5,984,589
City of Sparks NV†	2.50%		6/15/2024	Ba1	140,000	136,719
City of Sparks NV†	2.75%		6/15/2028	Ba1	2,265,000	2,050,641
Clear Creek Independent School District TX GO (PSF GTD)	0.28%	#(a)	2/15/2038	AAA	4,930,000	4,693,843
County of Cook Sales Tax Revenue IL	4.00%		11/15/2034	AA-	3,750,000	3,873,405
County of Cook Sales Tax Revenue IL	5.25%		11/15/2036	AA-	10,000,000	10,733,211
County of Jefferson AL	5.00%		9/15/2026	AA	2,400,000	2,591,572
El Paso Downtown Development Corp. TX	6.25%		8/15/2023	AA-	5,000,000	5,059,501
Islip Union Free School District NY GO	4.50%		6/23/2023	NR	20,000,000	20,074,112
Maryland State Transportation Authority	4.00%		7/1/2037	Aa2	4,660,000	4,841,014
Metropolitan Atlanta Rapid Transit Authority GA	5.00%		7/1/2032	AAA	5,000,000	5,387,266
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A3	3,200,000	3,531,075
New York City Transitional Finance Authority Building Aid Revenue NY	5.25%		7/15/2036	AA	11,700,000	13,029,741
New York City Transitional Finance Authority Future Tax Secured Revenue	4.00%		8/1/2038	AAA	5,530,000	5,598,481
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.00%		11/1/2037	AAA	2,500,000	2,245,464
New York State Thruway Authority	5.00%		3/15/2035	AA+	6,000,000	7,138,156
New York State Urban Development Corp.	5.00%		3/15/2034	Aa1	12,140,000	14,598,719
New York State Urban Development Corp.	5.00%		3/15/2035	Aa1	5,000,000	5,911,879
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2029	NR	1,616,000	1,205,556
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	1,774,000	1,185,591
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	11,643,000	7,002,670
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	5,223,000	4,766,241
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	12,051,000	10,997,123
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%		7/1/2034	NR	4,560,000	4,512,144
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	81,000	71,696
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	268,000	251,296

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	$1,967,000	$1,804,134
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	1,092,000	993,878
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	4,974,000	4,696,311
Spencer Van Etten Central School NY GO	3.75%	6/30/2023	NR	14,313,597	14,346,288
State of Connecticut Special Tax Revenue	5.00%	5/1/2033	AA	3,000,000	3,492,455
Territory of Guam	4.00%	1/1/2036	Ba1	2,865,000	2,808,749
Territory of Guam	5.00%	1/1/2031	Ba1	750,000	807,604
Total					176,421,124

Tobacco 1.88%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	21,135,000	19,165,038
California County Tobacco Securitization Agency	4.00%	6/1/2035	A-	1,300,000	1,311,814
California County Tobacco Securitization Agency	4.00%	6/1/2036	A-	1,195,000	1,197,856
California County Tobacco Securitization Agency	4.00%	6/1/2037	A-	895,000	890,561
Commonwealth Financing Authority PA	5.00%	6/1/2032	A1	8,350,000	9,107,370
Golden State Tobacco Securitization Corp. CA	5.00%	6/1/2027	NR	4,000,000	4,453,062
Iowa Tobacco Settlement Authority	4.00%	6/1/2049	BBB+	7,090,000	7,009,127
Michigan Finance Authority	4.00%	6/1/2034	A-	1,000,000	1,011,636
Michigan Finance Authority	4.00%	6/1/2035	A-	2,000,000	2,006,458
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	35,000,000	1,955,289
Northern Tobacco Securitization Corp. AK	4.00%	6/1/2037	A-	1,500,000	1,471,393
Northern Tobacco Securitization Corp. AK	4.00%	6/1/2050	BBB-	1,750,000	1,744,671
Railsplitter Tobacco Settlement Authority IL	5.00%	6/1/2027	A	3,325,000	3,551,997
Tobacco Settlement Authority WA	5.00%	6/1/2023	A	6,250,000	6,270,590
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2029	A	3,575,000	3,877,729
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BBB-	10,300,000	10,343,259
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+	5,100,000	5,276,394
Tobacco Settlement Financing Corp. RI	5.00%	6/1/2027	BBB	2,500,000	2,560,359
Tobacco Settlement Financing Corp. RI	5.00%	6/1/2028	BBB	2,000,000	2,048,926

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Tobacco Settlement Financing Corp. VA	5.00%		6/1/2047	B-		$3,690,000	$3,472,887
TSASC, Inc. NY	5.00%		6/1/2029	A		5,775,000	6,068,870
Total							94,795,286

Transportation 19.59%
Alameda Corridor Transportation Authority CA (AGM)	5.00%		10/1/2034	AA		3,650,000	3,872,253
Bay Area Toll Authority CA	3.55%	#(a)	4/1/2055	Aa1		5,000,000	5,000,000
California Municipal Finance Authority-Lax Integrated Express AMT	5.00%		6/30/2031	BBB-	(b)	3,195,000	3,372,226
California Municipal Finance Authority-Lax Integrated Express AMT	5.00%		12/31/2036	BBB-	(b)	3,215,000	3,320,950
California Municipal Finance Authority-Lax Integrated Express AMT	5.00%		12/31/2037	BBB-	(b)	7,000,000	7,201,461
Central Florida Expressway Authority	4.00%		7/1/2037	A+		7,380,000	7,451,909
Central Texas Regional Mobility Authority	4.00%		1/1/2034	A-		4,750,000	4,953,629
Central Texas Regional Mobility Authority	4.00%		1/1/2035	A-		4,000,000	4,134,643
Central Texas Regional Mobility Authority	4.00%		1/1/2036	A-		4,510,000	4,608,364
Central Texas Regional Mobility Authority	5.00%		1/1/2025	BBB+		7,500,000	7,666,144
Central Texas Regional Mobility Authority	5.00%		1/1/2030	A-		800,000	843,369
Central Texas Regional Mobility Authority	5.00%		1/1/2031	A-		1,675,000	1,765,804
Central Texas Regional Mobility Authority	5.00%		1/1/2032	A-		2,000,000	2,108,423
Central Texas Turnpike System	5.00%		8/15/2025	A-		2,250,000	2,285,557
Central Texas Turnpike System	5.00%		8/15/2026	A-		2,500,000	2,543,091
Central Texas Turnpike System	5.00%		8/15/2027	A-		3,300,000	3,358,408
Central Texas Turnpike System	5.00%		8/15/2028	A-		3,705,000	3,770,793
Central Texas Turnpike System	5.00%		8/15/2033	A-		7,650,000	7,769,976
Chicago Midway International Airport IL	4.00%		1/1/2034	A		2,175,000	2,200,906
Chicago Midway International Airport IL	5.00%		1/1/2026	A		6,075,000	6,174,597
Chicago Midway International Airport IL AMT	5.00%		1/1/2026	A		4,605,000	4,651,649
Chicago Midway International Airport IL AMT	5.00%		1/1/2030	A		5,000,000	5,044,953
Chicago Midway International Airport IL AMT	5.00%		1/1/2031	A		2,000,000	2,076,998
Chicago O’Hare International Airport IL	4.00%		1/1/2035	A+		8,500,000	8,838,303
Chicago O’Hare International Airport IL	4.00%		1/1/2038	A+		6,820,000	6,921,816
Chicago O’Hare International Airport IL	5.00%		1/1/2031	A+		6,500,000	6,722,885
Chicago O’Hare International Airport IL	5.00%		1/1/2035	A+		7,000,000	7,859,720

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
City & County of Denver Airport System Revenue CO AMT	5.00%	11/15/2031	AA-		$16,500,000	$18,814,509
City & County of Denver Airport System Revenue CO AMT	5.00%	12/1/2031	A+		15,000,000	16,265,340
City & County of Denver Airport System Revenue CO AMT	5.00%	12/1/2035	A+		5,000,000	5,337,174
City & County of Denver Airport System Revenue CO AMT	5.50%	11/15/2033	AA-		8,365,000	9,975,927
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2034	AA-		3,500,000	4,220,586
City of Atlanta Airport Passenger Facility Charge GA AMT	4.00%	7/1/2037	AA-		4,150,000	4,163,480
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	1/1/2029	AA-		2,500,000	2,542,087
City of Houston Airport System Revenue-United Airlines Inc TX AMT	4.75%	7/1/2024	BB-		4,655,000	4,654,746
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%	7/15/2027	B-	(b)	1,000,000	1,006,141
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2033	AA		6,675,000	7,243,908
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2033	AA		4,500,000	5,112,635
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2034	AA-		2,930,000	3,268,873
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2034	AA		6,000,000	6,783,588
City of Philadelphia Airport Revenue PA AMT	5.00%	7/1/2032	A2		3,660,000	4,100,947
City of Phoenix Civic Improvement Corp. AZ	5.00%	7/1/2036	AA-		4,045,000	4,343,691
City of Phoenix Civic Improvement Corp. AZ	5.00%	7/1/2036	A+		5,000,000	5,309,941
City of Phoenix Civic Improvement Corp. AZ AMT	5.00%	7/1/2029	A+		1,500,000	1,648,922
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2029	A		3,000,000	3,246,495
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2030	A		2,275,000	2,419,475
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2031	A		3,000,000	3,189,130

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of Salt Lake City Airport Revenue UT AMT	5.00%		7/1/2034	A	$14,645,000	$15,662,959
City of Salt Lake City Airport Revenue UT AMT	5.00%		7/1/2034	A	4,455,000	4,709,847
County of Broward Airport System Revenue FL AMT	5.00%		10/1/2029	A+	1,120,000	1,234,860
County of Broward Airport System Revenue FL AMT	5.00%		10/1/2035	A+	2,660,000	2,879,431
County of Broward Airport System Revenue FL AMT	5.00%		10/1/2036	A+	2,615,000	2,809,906
County of Broward Airport System Revenue FL AMT	5.00%		10/1/2037	A+	4,000,000	4,274,110
County of Lee Airport Revenue FL AMT	5.00%		10/1/2029	A2	11,000,000	12,074,070
County of Miami-Dade Aviation Revenue FL	5.00%		10/1/2025	A1	3,690,000	3,808,537
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2027	A1	5,145,000	5,244,764
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2028	A1	3,500,000	3,565,998
County of Sacramento Airport System Revenue CA AMT	5.00%		7/1/2027	A+	5,950,000	6,396,652
County of Sacramento Airport System Revenue CA AMT	5.00%		7/1/2034	A+	4,000,000	4,309,784
County of Sacramento Airport System Revenue CA AMT	5.00%		7/1/2036	A+	5,645,000	6,006,278
Delaware River Joint Toll Bridge Commission PA	5.00%		7/1/2030	A+	1,920,000	2,122,643
Delaware River Joint Toll Bridge Commission PA	5.00%		7/1/2032	A+	2,025,000	2,223,476
E-470 Public Highway Authority CO	3.579% (SOFR * .67 + .35%	)#	9/1/2039	A	1,690,000	1,683,385
Greater Orlando Aviation Authority FL AMT	4.00%		10/1/2035	AA-	3,000,000	3,048,870
Greater Orlando Aviation Authority FL AMT	4.00%		10/1/2039	AA-	2,900,000	2,884,057
Greater Orlando Aviation Authority FL AMT	5.00%		10/1/2029	A+	3,000,000	3,291,054
Illinois State Toll Highway Authority	5.00%		1/1/2027	AA-	1,000,000	1,016,793
Illinois State Toll Highway Authority	5.00%		1/1/2028	AA-	2,535,000	2,577,274
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2036	A2	5,000,000	5,341,084

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2038	A2	$6,205,000	$6,556,317
Louisville Regional Airport Authority KY AMT	5.00%		7/1/2023	A+	2,250,000	2,259,926
Maryland Economic Development Corp.-Consol Marine Terminals L	5.75%		9/1/2025	BB	5,000,000	5,043,670
Maryland Economic Development Corp.-Ports America Chesapeake AMT	5.00%		6/1/2044	Baa2	125,000	128,971
Maryland Economic Development Corp. Tax Allocation	4.00%		9/1/2040	NR	1,000,000	880,366
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2034	A1	1,250,000	1,429,401
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2035	A1	2,595,000	2,939,749
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2036	A1	1,000,000	1,140,893
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2037	A1	1,250,000	1,421,548
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2038	A1	1,500,000	1,698,752
Metropolitan Transportation Authority NY	3.80%	#(a)	11/1/2035	Aa1	4,000,000	4,000,000
Metropolitan Transportation Authority NY	4.00%		11/15/2032	A3	8,500,000	8,618,546
Metropolitan Transportation Authority NY	5.00%		11/15/2028	A3	9,090,000	9,821,294
Metropolitan Transportation Authority NY	5.00%		11/15/2033	A3	4,025,000	4,310,961
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A3	5,000,000	5,146,937
Metropolitan Transportation Authority NY	5.00%		11/15/2038	A3	1,500,000	1,502,795
Metropolitan Transportation Authority NY	5.25%		11/15/2028	A3	6,760,000	7,058,547
Metropolitan Transportation Authority NY	5.25%		11/15/2035	A3	7,500,000	7,590,079
Metropolitan Washington Airports Authority DC AMT	5.00%		10/1/2031	AA-	5,000,000	5,275,413
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	4.00%		10/1/2035	A-	1,000,000	1,018,603
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	4.00%		10/1/2036	A-	1,500,000	1,515,567
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	4.00%		10/1/2037	A-	1,500,000	1,506,057
Miami-Dade County Expressway Authority FL	5.00%		7/1/2023	A	2,500,000	2,513,594
Miami-Dade County Expressway Authority FL	5.00%		7/1/2023	A	2,000,000	2,007,330

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Miami-Dade County Expressway Authority FL	5.00%	7/1/2024	A	$3,500,000	$3,512,900
Minneapolis-St. Paul Metropolitan Airports Commission MN	5.00%	1/1/2028	A+	3,500,000	3,557,329
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.125%	1/1/2034	BBB+	5,010,000	5,053,532
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2038	A3	3,000,000	3,014,372
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2039	A3	6,000,000	6,009,193
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2028	A+	6,275,000	6,672,044
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2032	A3	6,960,000	8,056,046
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A3	10,000,000	11,390,177
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A3	2,625,000	2,972,727
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A3	2,500,000	2,863,659
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2035	A3	3,425,000	3,833,182
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2035	A3	2,250,000	2,544,243
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2036	A3	5,000,000	5,529,847
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2037	A3	4,250,000	4,694,072
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A3	1,000,000	1,098,516
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2036	A3	2,000,000	2,273,068
New Jersey Turnpike Authority	5.00%	1/1/2029	AA-	5,000,000	5,133,938
New Jersey Turnpike Authority	5.00%	1/1/2031	AA-	5,000,000	5,210,445
New Jersey Turnpike Authority	5.00%	1/1/2033	AA-	2,100,000	2,284,463
New Jersey Turnpike Authority	5.00%	1/1/2034	AA-	1,500,000	1,661,780
New York State Thruway Authority	4.00%	1/1/2037	A1	11,770,000	12,047,231
New York State Thruway Authority	5.00%	1/1/2024	A1	1,960,000	1,994,685
New York State Thruway Authority	5.00%	1/1/2026	A1	5,115,000	5,306,319

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%	10/1/2030	Baa3		$4,225,000	$4,148,672
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa3		10,010,000	9,552,657
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.375%	10/1/2045	Baa3		6,750,000	6,327,913
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2033	Baa3		11,000,000	11,370,764
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2034	Baa3		3,450,000	3,549,523
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa3		10,500,000	10,627,294
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa3		6,750,000	6,791,870
New York Transportation Development Corp.-Empire St Thruway Partnrs AMT	4.00%	10/31/2034	BBB-	(b)	750,000	744,833
New York Transportation Development Corp.-Empire St Thruway Partnrs AMT	4.00%	10/31/2041	BBB-	(b)	3,000,000	2,720,069
New York Transportation Development Corp.-JFK Intl Air Terminal LLC	5.00%	12/1/2031	Baa1		2,160,000	2,439,334
New York Transportation Development Corp.-JFK Intl Air Terminal LLC	5.00%	12/1/2032	Baa1		5,045,000	5,686,092
New York Transportation Development Corp.-JFK Intl Air Terminal LLC	5.00%	12/1/2034	Baa1		2,000,000	2,231,917
New York Transportation Development Corp.-JFK Intl Air Terminal LLC AMT	5.00%	12/1/2024	Baa1		2,000,000	2,046,501
New York Transportation Development Corp.-JFK Intl Air Terminal LLC AMT	5.00%	12/1/2027	Baa1		1,025,000	1,095,087
New York Transportation Development Corp.-JFK Intl Air Terminal LLC AMT	5.00%	12/1/2030	Baa1		10,000,000	10,991,076
New York Transportation Development Corp.-JFK Intl Air Terminal LLC AMT	5.00%	12/1/2031	Baa1		2,150,000	2,352,802
New York Transportation Development Corp.-JFK Intl Air Terminal LLC AMT	5.00%	12/1/2033	Baa1		1,800,000	1,949,295
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2032	Baa2		3,000,000	3,005,386
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2033	Baa2		5,980,000	5,986,317
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.00%	7/1/2034	Baa2		2,250,000	2,283,286

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2023	A3	$3,000,000	$3,000,000
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2027	A3	3,185,000	3,226,155
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2030	A3	365,000	396,268
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2031	A3	300,000	325,575
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2032	A3	775,000	840,048
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2034	A3	865,000	932,928
Norman Y Mineta San Jose International Airport SJC CA	5.00%	3/1/2026	A	1,200,000	1,228,726
Norman Y Mineta San Jose International Airport SJC CA	5.00%	3/1/2027	A	2,260,000	2,313,780
Norman Y Mineta San Jose International Airport SJC CA	5.00%	3/1/2028	A	1,655,000	1,694,679
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2035	A	1,500,000	1,578,369
North Carolina Turnpike Authority	5.00%	1/1/2032	BBB	1,000,000	1,059,615
North Carolina Turnpike Authority (AGM)	4.00%	1/1/2037	AA	12,895,000	13,126,633
North Carolina Turnpike Authority (AGM)	4.00%	1/1/2038	AA	9,000,000	9,097,872
North Carolina Turnpike Authority (AGM)	5.00%	1/1/2031	AA	1,000,000	1,080,451
North Texas Tollway Authority	4.00%	1/1/2037	AA-	8,740,000	8,937,413
North Texas Tollway Authority	4.125%	1/1/2040	AA-	5,000,000	5,041,900
North Texas Tollway Authority	5.00%	1/1/2025	AA-	5,000,000	5,089,517
North Texas Tollway Authority	5.00%	1/1/2031	A+	8,085,000	8,188,482
North Texas Tollway Authority	5.00%	1/1/2036	AA-	5,000,000	5,240,900
Pennsylvania Turnpike Commission	4.00%	12/1/2036	A+	1,000,000	1,031,823
Pennsylvania Turnpike Commission	4.00%	12/1/2037	A+	2,500,000	2,562,211
Pennsylvania Turnpike Commission	5.00%	12/1/2034	A1	1,200,000	1,354,250
Pennsylvania Turnpike Commission	5.00%	12/1/2035	A1	1,800,000	2,015,928
Port Authority of New York & New Jersey	4.00%	11/1/2037	AA-	3,540,000	3,621,089
Port Authority of New York & New Jersey	5.00%	12/1/2023	AA-	5,300,000	5,383,361
Port Authority of New York & New Jersey	5.00%	12/1/2025	AA-	10,000,000	10,157,285
Port Authority of New York & New Jersey	5.00%	10/15/2026	AA-	5,605,000	5,950,789
Port Authority of New York & New Jersey	5.00%	11/15/2036	AA-	5,000,000	5,478,826

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Port Authority of New York & New Jersey AMT	3.00%	10/1/2027	AA-		$6,405,000	$6,349,197
Port Authority of New York & New Jersey AMT	4.00%	7/15/2034	AA-		4,250,000	4,420,247
Port Authority of New York & New Jersey AMT	4.00%	11/1/2034	AA-		13,705,000	14,124,420
Port Authority of New York & New Jersey AMT	4.00%	7/15/2035	AA-		2,250,000	2,317,752
Port Authority of New York & New Jersey AMT	4.00%	7/15/2036	AA-		1,500,000	1,529,472
Port Authority of New York & New Jersey AMT	4.00%	7/15/2037	AA-		2,000,000	2,019,689
Port Authority of New York & New Jersey AMT	4.00%	7/15/2038	AA-		3,000,000	3,006,143
Port Authority of New York & New Jersey AMT	5.00%	9/15/2028	AA-		4,000,000	4,330,897
Port Authority of New York & New Jersey AMT	5.00%	10/15/2034	AA-		9,170,000	9,365,728
Port Authority of New York & New Jersey AMT	5.00%	1/15/2036	AA-		2,000,000	2,270,388
Port Authority of New York & New Jersey AMT	5.00%	1/15/2037	AA-		2,000,000	2,243,984
Port Authority of New York & New Jersey AMT	5.00%	1/15/2038	AA-		1,000,000	1,111,318
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2033	AA-		6,920,000	7,916,560
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2037	AA-		2,420,000	2,586,830
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2037	AA-	(b)	4,000,000	4,446,968
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2038	AA-		3,250,000	3,463,494
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2039	AA-		3,330,000	3,535,556
Port of Portland Airport Revenue OR AMT	5.25%	7/1/2039	AA-	(b)	3,500,000	3,937,797
Puerto Rico Highway & Transportation Authority	Zero Coupon	7/1/2032	NR		520,276	325,173
Puerto Rico Highway & Transportation Authority	Zero Coupon	7/1/2053	NR		889,979	520,627
Puerto Rico Highway & Transportation Authority	5.00%	7/1/2062	NR		800,592	760,562
Regional Transportation District-Denver Transit Partners CO	4.00%	1/15/2033	Baa1		850,000	871,386
Regional Transportation District-Denver Transit Partners CO	4.00%	7/15/2034	Baa1		7,650,000	7,788,354

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Regional Transportation District- Denver Transit Partners CO	4.00%	7/15/2036	Baa1	$700,000	$699,146
Regional Transportation District- Denver Transit Partners CO	5.00%	1/15/2032	Baa1	950,000	1,046,753
Riverside County Transportation Commission CA	4.00%	6/1/2040	A	2,000,000	1,986,020
San Diego County Regional Airport Authority CA	4.00%	7/1/2037	A	2,000,000	2,035,322
San Diego County Regional Airport Authority CA	4.00%	7/1/2038	A	2,000,000	2,033,460
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2036	A+	4,245,000	4,562,908
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2036	A+	3,195,000	3,434,274
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2037	A+	4,065,000	4,341,550
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2038	A+	6,015,000	6,387,498
San Joaquin Hills Transportation Corridor Agency CA	4.00%	1/15/2034	A	3,250,000	3,421,789
San Joaquin Hills Transportation Corridor Agency CA	4.00%	1/15/2034	A	3,130,000	3,295,446
South Carolina Ports Authority AMT	5.00%	7/1/2032	A+	4,225,000	4,640,307
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2026	AA	1,250,000	1,322,355
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2027	AA	2,000,000	2,140,661
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2028	AA	4,710,000	5,023,700
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2029	AA	3,500,000	3,723,077
State of Alaska International Airports System	5.00%	10/1/2024	A1	750,000	775,408
State of Alaska International Airports System	5.00%	10/1/2028	A1	2,000,000	2,118,614
State of Connecticut Special Tax Revenue	4.00%	5/1/2039	AA	10,000,000	10,187,915

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
State of Hawaii Airports System Revenue AMT	5.00%		7/1/2031	AA-	$1,275,000	$1,375,910
State of Hawaii Airports System Revenue AMT	5.00%		7/1/2033	AA-	3,300,000	3,550,068
State of Hawaii Airports System Revenue AMT	5.00%		7/1/2034	AA-	2,000,000	2,143,964
State of Illinois GO	5.00%		11/1/2025	A-	2,000,000	2,099,989
Texas Private Activity Bond Surface Transportation Corp.-LBJ Infrastructure Group	4.00%		12/31/2033	Baa2	6,500,000	6,556,345
Texas Private Activity Bond Surface Transportation Corp.-LBJ Infrastructure Group	4.00%		12/31/2034	Baa2	6,500,000	6,506,033
Texas Private Activity Bond Surface Transportation Corp.-LBJ Infrastructure Group	4.00%		12/31/2035	Baa2	6,000,000	5,923,000
Texas Private Activity Bond Surface Transportation Corp.-LBJ Infrastructure Group	4.00%		6/30/2036	Baa2	4,125,000	4,043,147
Texas Private Activity Bond Surface Transportation Corp.-LBJ Infrastructure Group	4.00%		12/31/2036	Baa2	5,500,000	5,352,392
Triborough Bridge & Tunnel Authority NY	5.00%		8/15/2024	NR	20,000,000	20,621,872
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%		7/1/2032	BBB	2,050,000	2,238,325
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%		1/1/2034	BBB	14,105,000	15,310,931
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%		7/1/2036	BBB	7,465,000	7,894,140
Wayne County Airport Authority MI†	4.00%		12/1/2027	A1	10,630,000	10,985,944
Wayne County Airport Authority MI AMT	5.00%		12/1/2026	A1	1,590,000	1,657,118
Wayne County Airport Authority MI AMT	5.00%		12/1/2027	A1	2,000,000	2,083,210
Total						986,048,032

Utilities 13.27%
Albuquerque Bernalillo County Water Utility Authority NM	5.00%		7/1/2024	AA	2,645,000	2,723,485
Amelia County Industrial Development Authority-Waste Mgmt Inc. VA AMT	1.45%		4/1/2027	A-	2,500,000	2,242,907
Bartow County Development Authority-Georgia Power Company	2.875%	#(a)	8/1/2043	BBB+	6,500,000	6,373,938

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Black Belt Energy Gas District AL	4.00%	#(a)	7/1/2052	Aa1	$6,000,000	$6,002,525
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	15,220,000	15,031,905
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	22,935,000	22,244,714
California Pollution Control Financing Authority-Poseidon Resources†	5.00%		7/1/2039	Baa3	5,000,000	5,124,919
California Pollution Control Financing Authority-Poseidon Resources AMT†	5.00%		7/1/2037	Baa3	5,570,000	5,571,567
California Pollution Control Financing Authority-Republic Services Inc AMT†	3.50%	#(a)	8/1/2023	BBB+	8,750,000	8,748,662
Chautauqua County Capital Resource Corp.-NRG Energy Inc NY	4.25%	#(a)	4/1/2042	Baa3	5,500,000	5,533,587
City of Chicago Wastewater Transmission Revenue IL	5.00%		1/1/2029	A	4,335,000	4,563,058
City of Chicago Wastewater Transmission Revenue IL	5.00%		1/1/2030	A	6,500,000	6,838,463
City of Chicago Waterworks Revenue IL	5.00%		11/1/2025	A	2,625,000	2,747,940
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2034	AA	6,275,000	6,750,633
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2035	AA	5,000,000	5,352,198
City of Chicago Waterworks Revenue IL (AGM)	5.25%		11/1/2030	AA	5,510,000	6,035,808
City of Houston Combined Utility System Revenue TX	5.00%		11/15/2023	AA	4,000,000	4,058,713
City of Houston Combined Utility System Revenue TX	5.00%		11/15/2026	AA	5,355,000	5,539,879
City of Philadelphia Water & Wastewater Revenue PA	5.00%		11/1/2029	A+	3,185,000	3,517,328
City of Riverside Electric Revenue CA	5.00%		10/1/2037	AA-	4,000,000	4,482,572
City of Riverside Electric Revenue CA	5.00%		10/1/2038	AA-	5,000,000	5,574,684
Cleveland Department of Public Utilities Division of Public Power OH (AGM)	4.00%		11/15/2034	AA	1,000,000	1,049,737
Cleveland Department of Public Utilities Division of Public Power OH (AGM)	4.00%		11/15/2036	AA	1,000,000	1,022,637
County of Miami-Dade Water & Sewer System Revenue FL	5.00%		10/1/2043	AA-	6,485,000	6,919,968
County of Seminole Water & Sewer Revenue FL	5.00%		10/1/2024	AA+	4,000,000	4,140,864
Delaware State Economic Development Authority-NRG Energy Inc	1.25%	#(a)	10/1/2040	BBB-	7,500,000	6,875,695

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Delaware State Economic Development Authority-NRG Energy Inc	1.25%	#(a)	10/1/2045	BBB-	$20,300,000	$18,610,214
Development Authority of Appling County-Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2038	BBB+	1,250,000	1,191,463
Development Authority of Burke County-Georgia Power Company	2.20%		10/1/2032	BBB+	1,000,000	816,053
Development Authority of Burke County-Georgia Power Company	3.875%	#(a)	10/1/2048	Baa1	8,750,000	8,877,526
Development Authority of Burke County-Georgia Power Company	3.96%	#(a)	9/1/2029	BBB+	1,500,000	1,500,000
Development Authority of Monroe County-Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2039	BBB+	1,875,000	1,787,194
Florida Development Finance Corp.- Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	8,000,000	6,048,111
Guam Government Waterworks Authority	5.00%		7/1/2029	A-	1,000,000	1,015,944
Guam Government Waterworks Authority	5.00%		7/1/2036	A-	1,000,000	1,029,558
Illinois Municipal Electric Agency	5.00%		2/1/2032	A1	3,900,000	4,069,007
Indiana Municipal Power Agency	5.00%		1/1/2033	A+	5,210,000	5,797,695
Indiana Municipal Power Agency	5.00%		1/1/2034	A+	4,000,000	4,440,851
Kansas Development Finance Authority	5.00%		5/1/2036	Aaa	9,765,000	11,643,789
Kentucky Municipal Power Agency	3.45%	#(a)	9/1/2042	Baa1	5,935,000	5,869,771
Kentucky Public Energy Authority	4.00%	#(a)	4/1/2048	A1	3,200,000	3,204,251
Kentucky Public Energy Authority	4.00%	#(a)	1/1/2049	A2	6,375,000	6,372,572
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	18,770,000	18,340,276
Long Beach Bond Finance Authority CA	4.689% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A2	4,000,000	4,011,587
Long Island Power Authority NY	0.85%	#(a)	9/1/2050	A	6,000,000	5,658,373
Long Island Power Authority NY	1.65%	#(a)	9/1/2049	A	9,500,000	9,271,041
Long Island Power Authority NY	5.00%	#(a)	9/1/2052	A	8,000,000	8,670,344
Louisiana Local Government Environmental Facilities & Community Development Authority	0.875%	#(a)	2/1/2046	A+	16,000,000	15,251,582
Lower Alabama Gas District	5.00%		9/1/2031	A2	3,580,000	3,718,170
Lower Colorado River Authority TX	5.00%		5/15/2036	A	5,055,000	5,582,930
Lower Colorado River Authority TX	5.00%		5/15/2036	A	3,020,000	3,335,400
Lower Colorado River Authority TX (AGM)	5.00%		5/15/2036	AA	7,175,000	8,195,664

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Luzerne County Industrial Development Authority-Pennsylvania-Amern Wtr Co AMT	2.45%	#(a)	12/1/2039	A+	$4,000,000	$3,695,282
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	59,750,000	57,007,439
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	30,235,000	29,579,989
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2052	A3	19,240,000	20,005,361
Maricopa County Pollution Control Corp.-El Paso Electric Company AZ	3.60%		2/1/2040	Baa2	5,085,000	4,539,568
Maricopa County Pollution Control Corp.-El Paso Electric Company AZ	3.60%		4/1/2040	Baa2	3,870,000	3,452,309
Michigan Finance Authority	5.00%		7/1/2034	A+	4,200,000	4,356,861
Michigan Finance Authority	5.00%		7/1/2035	A+	1,835,000	1,899,106
Michigan Finance Authority (AGM)	5.00%		7/1/2037	AA	5,000,000	5,095,978
Missouri Joint Municipal Electric Utility Commission	5.00%		1/1/2025	A2	1,500,000	1,521,967
Modesto Irrigation District CA	5.00%		7/1/2023	A+	1,780,000	1,790,462
Modesto Irrigation District CA	5.00%		7/1/2024	A+	3,720,000	3,742,109
Modesto Irrigation District CA	5.00%		7/1/2025	A+	8,410,000	8,457,374
Montgomery County Industrial Development Authority-Constellation Energy Gen PA	4.10%	#(a)	4/1/2053	Baa2	9,000,000	9,142,324
New York City Municipal Water Finance Authority NY	4.00%		6/15/2037	AA+	3,630,000	3,722,700
Northern California Energy Authority	4.00%	#(a)	7/1/2049	A2	7,500,000	7,512,265
Omaha Public Power District NE	5.00%		2/1/2029	AA	5,000,000	5,362,431
Pennsylvania Economic Development Financing Authority-Waste Mgmt Inc AMT	1.10%	#(a)	6/1/2031	A-	5,000,000	4,485,373
Philadelphia Gas Works Co. PA	5.00%		8/1/2026	A	1,000,000	1,044,481
Philadelphia Gas Works Co. PA	5.00%		8/1/2027	A	1,000,000	1,045,169
Philadelphia Gas Works Co. PA	5.00%		8/1/2028	A	1,250,000	1,357,495
Philadelphia Gas Works Co. PA	5.00%		8/1/2029	A	1,700,000	1,846,088
Philadelphia Gas Works Co. PA	5.00%		8/1/2030	A	1,425,000	1,546,385
Philadelphia Gas Works Co. PA	5.00%		10/1/2033	A	2,390,000	2,531,586
Piedmont Municipal Power Agency SC	4.00%		1/1/2033	A-	7,300,000	7,563,439
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	13,455,000	11,432,587
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2024	NR	3,430,000	3,459,330

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2025	NR		$3,500,000	$3,547,859
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2030	NR		10,670,000	10,778,946
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR		850,000	848,586
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR		5,000,000	4,991,682
Puerto Rico Electric Power Authority(c)	5.00%		7/1/2037	D	(b)	1,035,000	742,613
Puerto Rico Electric Power Authority(c)	5.00%		7/1/2042	D	(b)	2,390,000	1,714,825
Puerto Rico Electric Power Authority(c)	7.00%		7/1/2033	D	(b)	4,000,000	2,900,000
Puerto Rico Electric Power Authority(c)	7.00%		7/1/2040	D	(b)	725,000	527,438
Puerto Rico Electric Power Authority (AGM)	3.705% (3 Mo. LIBOR * .67 + .52%	)#	7/1/2029	AA		5,720,000	5,199,998
Salt Verde Financial Corp. AZ	5.25%		12/1/2026	A3		7,500,000	7,845,362
Salt Verde Financial Corp. AZ	5.50%		12/1/2029	A3		5,100,000	5,530,740
South Carolina Public Service Authority	5.00%		12/1/2032	A-		2,670,000	2,972,732
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1		5,000,000	5,347,546
State of Hawaii Department of Budget & Finance-Hawaiian Electric Co Inc	3.20%		7/1/2039	Baa1		11,120,000	9,471,026
State of Hawaii Department of Budget & Finance-Hawaiian Electric Co Inc AMT	4.00%		3/1/2037	Baa1		3,000,000	2,897,103
Stockton Public Financing Authority CA (BAM)	5.00%		9/1/2024	AA		1,000,000	1,032,721
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1		15,000,000	15,934,040
Tennessee Energy Acquisition Corp.	5.25%		9/1/2024	A2		8,940,000	9,092,858
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(b)	5,000,000	5,240,501
Texas Municipal Gas Acquisition & Supply Corp. I	5.25%		12/15/2023	A2		2,925,000	2,958,580
Texas Municipal Gas Acquisition & Supply Corp. I	6.25%		12/15/2026	A2		9,825,000	10,340,510
Texas Municipal Gas Acquisition & Supply Corp. III	5.00%		12/15/2032	A3		12,400,000	13,028,933
Texas Municipal Power Agency (AGM)	3.00%		9/1/2034	AA		1,470,000	1,401,361
Texas Municipal Power Agency (AGM)	3.00%		9/1/2036	AA		5,250,000	4,768,839
Texas Water Development Board	3.00%		10/15/2033	AAA		4,000,000	4,034,123

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Transbay Joint Powers Authority CA Tax Allocation		5.00%	10/1/2030	A-	(b)	$300,000	$335,565
Transbay Joint Powers Authority CA Tax Allocation		5.00%	10/1/2031	A-	(b)	300,000	334,261
Transbay Joint Powers Authority CA Tax Allocation		5.00%	10/1/2032	A-	(b)	500,000	554,487
Transbay Joint Powers Authority CA Tax Allocation		5.00%	10/1/2033	A-	(b)	900,000	991,684
Transbay Joint Powers Authority CA Tax Allocation		5.00%	10/1/2034	A-	(b)	970,000	1,057,357
Transbay Joint Powers Authority CA Tax Allocation		5.00%	10/1/2035	A-	(b)	900,000	972,924
Transbay Joint Powers Authority CA Tax Allocation		5.00%	10/1/2037	A-	(b)	675,000	717,978
Transbay Joint Powers Authority CA Tax Allocation		5.00%	10/1/2039	A-	(b)	1,400,000	1,479,754
Transbay Joint Powers Authority CA Tax Allocation		5.00%	10/1/2040	A-	(b)	1,500,000	1,577,933
Total							667,744,075
Total Municipal Bonds (cost $5,066,331,732)							4,943,898,567

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date

SHORT-TERM INVESTMENTS 0.85%

VARIABLE RATE DEMAND NOTES 0.85%

Corporate-Backed 0.24%
Columbia Industrial Development Board AL (cost $11,995,000)	3.850%	4/3/2023	12/1/2037	A1		11,995,000	11,995,000

General Obligation 0.14%
City of New York NY GO	3.650%	4/3/2023	6/1/2044	AA		2,600,000	2,600,000
City of New York NY GO	4.150%	4/3/2023	10/1/2046	AA		3,250,000	3,250,000
City of New York NY GO	4.170%	4/3/2023	4/1/2042	AA		1,100,000	1,100,000
Total							6,950,000

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2023

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 0.26%
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.650%	4/3/2023	2/1/2045	AAA	$1,565,000	$1,565,000
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.650%	4/3/2023	2/1/2045	AAA	11,520,000	11,520,000
Total						13,085,000

Utilities 0.21%
Development Authority of Burke County-Georgia Power Company (cost $10,400,000)	3.960%	4/3/2023	9/1/2041	BBB+	10,400,000	10,400,000
Total Short-Term Investments (cost $42,430,000)						42,430,000
Total Investments in Securities 99.07% (cost $5,108,761,732)						4,986,328,567
Other Assets and Liabilities – Net 0.93%						47,031,076
Net Assets 100.00%						$5,033,359,643

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COPs	Certificates of Participation.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NATL	National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2023, the total value of Rule 144A securities was $326,684,694, which represents 6.49% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Securities purchased on a when-issued basis (See Note 2(g)).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily or weekly based on the SIFMA Municipal Swap Index.

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND March 31, 2023

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$507,340,282	$7,741,473	$515,081,755
Education	–	326,249,179	10,133,662	336,382,841
General Obligation	–	1,089,326,741	2,064,467	1,091,391,208
Health Care	–	524,153,403	4,429,893	528,583,296
Remaining Industries	–	2,472,459,467	–	2,472,459,467
Short-Term Investments
Variable Rate Demand Notes	–	42,430,000	–	42,430,000
Total	$–	$4,961,959,072	$24,369,495	$4,986,328,567

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.85%

MUNICIPAL BONDS 99.85%

Corporate-Backed 9.66%
Arkansas Development Finance Authority-Big River Steel LLC AMT†	4.50%		9/1/2049	Ba2	$6,000,000	$5,392,309
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	5,300,000	5,234,500
California Pollution Control Financing Authority-Poseidon Resources AMT†	5.00%		11/21/2045	Baa3	15,775,000	15,357,160
California Pollution Control Financing Authority-Waste Mgmt Inc AMT	4.30%		7/1/2040	A-	2,575,000	2,602,840
Chandler Industrial Development Authority-Intel Corporation AZ AMT	5.00%	#(a)	9/1/2052	A	11,000,000	11,531,686
City of Valparaiso-Pratt Paper LLC IN AMT	7.00%		1/1/2044	NR	2,000,000	2,043,099
City of Whiting-BP Prods North America IN AMT	3.00%		11/1/2051	A2	5,000,000	3,481,701
City of Whiting-BP Prods North America IN AMT	4.40%	#(a)	3/1/2046	A2	4,000,000	4,077,177
County of Richland-International Paper Co SC	3.875%		4/1/2023	BBB	6,625,000	6,625,000
Fort Bend County Industrial Development Corp.-NRG Energy Inc TX	4.75%		5/1/2038	Baa2	3,500,000	3,460,328
Fort Bend County Industrial Development Corp.-NRG Energy Inc TX	4.75%		11/1/2042	Baa2	1,370,000	1,347,766
Hoover Industrial Development Board-US Steel Corporation AL AMT	5.75%		10/1/2049	BB-	1,100,000	1,123,254
Indiana Finance Authority-Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	3,600,000	3,346,198
Indiana Finance Authority-US Steel Corporation	4.125%		12/1/2026	BB-	1,625,000	1,590,641
Industrial Pollution Control Financing Authority of Gloucester County-Logan Generating Co LP NJ AMT	5.00%		12/1/2024	NR	415,000	420,908
Iowa Finance Authority-Howmet Aerospace Inc	4.75%		8/1/2042	BB+	5,000,000	4,768,449
Iowa Finance Authority-Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	BBB-	4,600,000	4,484,547
Iowa Finance Authority-Iowa Fertilizer Co LLC	5.00%	#(a)	12/1/2050	BBB-	17,500,000	17,347,493
Iowa Finance Authority-Iowa Fertilizer Co LLC	5.00%		12/1/2050	BBB-	23,395,000	22,811,590

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority-Entergy Louisiana LLC	2.50%		4/1/2036	A	$8,390,000	$6,976,908
Louisiana Local Government Environmental Facilities & Community Development Authority-Westlake Chemical Corp	3.50%		11/1/2032	BBB	10,955,000	10,093,998
Love Field Airport Modernization Corp.-Southwest Airlines Co TX	5.00%		11/1/2028	Baa1	3,345,000	3,345,254
Maricopa County Industrial Development Authority-Commercial Metals Co AZ AMT†	4.00%		10/15/2047	BB+	2,000,000	1,659,753
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	855,000	513,000
Maryland Economic Development Corp.-Air Cargo Obligated Group AMT	4.00%		7/1/2039	BBB	5,625,000	5,207,446	(c)
Matagorda County Navigation District No. 1-Aep Texas Inc	2.60%		11/1/2029	A-	11,100,000	10,036,327
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	5,250,000	5,132,846
New Hampshire Business Finance Authority	4.125%		1/20/2034	BBB	6,867,556	6,850,443
New Hampshire Business Finance Authority-Covanta Holding Corp†	4.625%		11/1/2042	B	1,500,000	1,256,642	(c)
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	3.75%	#(a)	7/1/2045	B	1,315,000	993,854
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.875%		11/1/2042	B	5,000,000	4,331,070
New Hampshire Business Finance Authority-New York St Elec & Gas AMT	4.00%		12/1/2028	A-	5,000,000	5,104,631
New Jersey Economic Development Authority-United Airlines Inc	5.25%		9/15/2029	BB-	6,750,000	6,762,737
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	11,005,000	11,011,342
New York Liberty Development Corp.	3.00%		11/15/2051	A+	9,295,000	6,617,808
New York Liberty Development Corp.-7 World Trade Center II	3.00%		9/15/2043	Aaa	27,780,000	23,089,039
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+	3,000,000	2,805,755
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B-	970,000	1,001,460
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B-	1,500,000	1,536,635

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Niagara Area Development Corp.-Covanta Holding Corp NY†	3.50%		11/1/2024	B1	$2,500,000	$2,439,387
Niagara Area Development Corp.-Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B1	5,000,000	4,259,938
Ohio Air Quality Development Authority-American Electric Pwr Co AMT	2.10%	#(a)	4/1/2028	BBB+	6,495,000	6,323,670
Ohio Air Quality Development Authority-American Electric Pwr Co AMT	2.10%	#(a)	7/1/2028	BBB+	5,000,000	4,868,106
Ohio Air Quality Development Authority-AMG Vanadium LLC AMT†	5.00%		7/1/2049	B-	4,630,000	4,185,219
Parish of St. James-Nustar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB-	1,000,000	1,026,368
Parish of St. James-Nustar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB-	3,250,000	3,497,048
Parish of St. James-Nustar Logistics LP LA†	6.35%		7/1/2040	BB-	3,250,000	3,504,951
Parish of St. James-Nustar Logistics LP LA†	6.35%		10/1/2040	BB-	2,500,000	2,696,117
Parish of St. John the Baptist-Marathon Oil Corporation LA	2.10%	#(a)	6/1/2037	BBB-	8,000,000	7,811,776
Parish of St. John the Baptist-Marathon Oil Corporation LA(d)	4.05%	#(a)	6/1/2037	BBB-	7,750,000	7,750,000
Pennsylvania Economic Development Financing Authority-Covanta Holding Corp AMT†	3.25%		8/1/2039	B	5,535,000	4,010,834
Phenix City Industrial Development Board-Westrock Coated Baord LLC AL AMT	4.125%		5/15/2035	BBB	2,945,000	2,885,718
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB	3,050,000	2,959,454
Port Beaumont Navigation District-Jefferson 2020 Bond Oblig TX AMT†	3.00%		1/1/2050	NR	5,500,000	3,275,090
Port Beaumont Navigation District-Jefferson 2020 Bond Oblig TX AMT†	4.00%		1/1/2050	NR	3,150,000	2,289,307
Public Finance Authority-Ameream LLC WI†	5.00%		12/1/2027	NR	1,455,000	1,299,287
Public Finance Authority-Ameream LLC WI†	6.50%		12/1/2037	NR	3,000,000	2,624,324
Public Finance Authority-Celanese US Holdings LLC WI	4.05%		11/1/2030	BBB-	500,000	479,472	(c)

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Public Finance Authority-Celanese US Holdings LLC WI AMT	5.00%		1/1/2024	BBB-	$5,000,000	$5,019,866
Public Finance Authority-Red River Valley Alliance WI AMT	4.00%		9/30/2051	Baa3	14,250,000	11,789,443
Public Finance Authority-TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	5,250,000	5,243,576
Salem County Pollution Control Financing Authority-Chambers Cogeneration LP NJ AMT	5.00%		12/1/2023	NR	3,400,000	3,430,992
Selma Industrial Development Board-International Paper Co AL	2.00%	#(a)	11/1/2033	BBB	2,000,000	1,924,740
South Carolina Jobs-Economic Development Authority-International Paper Co AMT	4.00%	#(a)	4/1/2033	Baa2	5,250,000	5,254,385
Sumter County Industrial Development Authority-Enviva Inc AL AMT	6.00%	#(a)	7/15/2052	B+	10,000,000	9,020,911
Tuscaloosa County Industrial Development Authority-Hunt Refining Company AL†	4.50%		5/1/2032	NR	3,503,450	3,070,211
Tuscaloosa County Industrial Development Authority-Hunt Refining Company AL†	5.25%		5/1/2044	NR	5,000,000	4,109,465
Virginia Small Business Financing Authority-Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B	910,000	832,603
West Pace Cooperative District AL(b)	9.125%		5/1/2039	NR	4,900,000	3,724,000	(c)
Total						352,979,852

Education 6.47%
Build NYC Resource Corp.-Kipp NYC Public Chtr Schs NY	5.25%		7/1/2052	BBB-	4,000,000	4,133,446
California Educational Facilities Authority-Chapman University	5.00%		4/1/2045	A2	5,000,000	5,101,802
California School Finance Authority-Green Dot Public Schs Obg†	5.00%		8/1/2045	BBB-	1,500,000	1,505,868
California School Finance Authority-Kipp Socal Pub Schs Obl†	5.00%		7/1/2047	BBB	2,050,000	2,079,851
Camden County Improvement Authority-Kipp Cooper Norcross Obl NJ	6.00%		6/15/2062	BBB	2,540,000	2,701,733
Capital Trust Agency, Inc.-Advantage Admy Oblig Grp FL	5.00%		12/15/2049	Baa3	1,000,000	968,444
Capital Trust Agency, Inc.-Advantage Admy Oblig Grp FL	5.00%		12/15/2054	Baa3	1,030,000	985,446

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(e)	$7,250,000	$7,905,718
Chicago Board of Education Dedicated Capital Improvement Tax IL (BAM)	5.00%	4/1/2045	NR		2,500,000	2,615,057
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		11,885,000	10,061,833
Chicago Board of Education IL GO	5.00%	12/1/2044	BB+		1,750,000	1,738,438
Connecticut State Health & Educational Facilities Authority-Quinnipiac University	5.25%	7/1/2053	A3		15,000,000	16,309,319
County of Carroll-Kentucky Utilities Co AMT	2.125%	10/1/2034	A1		7,500,000	6,025,087
Dutchess County Local Development Corp.-Bard College NY†	5.00%	7/1/2045	BBB-		1,000,000	1,007,960
Dutchess County Local Development Corp.-Bard College NY†	5.00%	7/1/2051	BBB-		1,500,000	1,496,729
Florida Higher Educational Facilities Financial Authority-Nova Southeastern Univ	5.00%	4/1/2033	A-		1,475,000	1,544,900
Florida Higher Educational Facilities Financial Authority-Nova Southeastern Univ	5.00%	4/1/2036	A-		2,000,000	2,077,885
Illinois Finance Authority	4.00%	9/1/2037	Ba2		3,135,000	2,629,569
Illinois Finance Authority	4.00%	9/1/2039	Ba2		4,295,000	3,503,307
Illinois Finance Authority-Illinois Inst of Tech	5.00%	9/1/2040	Ba2		2,020,000	1,859,172
Illinois Finance Authority-University of Chicago	5.25%	5/15/2048	Aa2		7,500,000	8,512,496
Iowa Higher Education Loan Authority-Des Moines Univ Osteopath	5.00%	10/1/2038	BBB+		2,730,000	2,875,121
Iowa Higher Education Loan Authority-Des Moines Univ Osteopath	5.00%	10/1/2039	BBB+		2,870,000	3,009,495
Iowa Higher Education Loan Authority-Des Moines Univ Osteopath	5.00%	10/1/2040	BBB+		3,535,000	3,688,227
Iowa Higher Education Loan Authority-Des Moines Univ Osteopath	5.00%	10/1/2047	BBB+		1,800,000	1,842,184
Louisiana Public Facilities Authority	4.00%	4/1/2050	A+		11,540,000	11,302,129
Maricopa County Pollution Control Corp.-Southern CA Edison Co AZ	2.40%	6/1/2035	A2		8,255,000	6,558,623
Massachusetts Development Finance Agency-Franklin W Olin College	5.00%	11/1/2038	A		5,000,000	5,035,176

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Massachusetts Development Finance Agency-Springfield College	4.00%	6/1/2035	BBB	$1,900,000	$1,844,833
Massachusetts Development Finance Agency-Suffolk University	5.00%	7/1/2032	Baa2	3,750,000	3,980,901
Massachusetts Development Finance Agency-Suffolk University	5.00%	7/1/2033	Baa2	1,250,000	1,321,834
Massachusetts Development Finance Agency-Suffolk University	5.00%	7/1/2034	Baa2	1,600,000	1,687,011
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd-Lipscomb University Oblig TN	5.25%	10/1/2058	BBB-	6,065,000	6,074,178
Miami-Dade County Educational Facilities Authority-University of Miami FL	5.00%	4/1/2053	A2	5,000,000	5,209,937
Montebello Unified School District CA GO (AGM)	5.50%	8/1/2047	AA	6,500,000	7,281,444
New York State Dormitory Authority-Icahn Sch of Med Mt Sinai	5.00%	7/1/2040	A-	5,000,000	5,106,252
New York State Dormitory Authority-The New School	4.00%	7/1/2047	A3	4,370,000	4,035,912
New York State Dormitory Authority-The New School	4.00%	7/1/2052	A3	3,500,000	3,159,403
New York State Dormitory Authority-Touro Clg & Univ Sys	5.50%	1/1/2039	NR	2,450,000	2,536,956
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2042	BBB-	3,720,000	3,794,659
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2050	BBB-	8,000,000	8,018,640
Ohio State University	4.00%	12/1/2048	Aa1	5,350,000	5,280,529
Onondaga County Trust for Cultural Resources-Syracuse University NY	5.00%	12/1/2043	AA-	8,000,000	8,716,132
Private Colleges & Universities Authority-Savannah Clg Art/Design GA	4.00%	4/1/2044	A2	6,205,000	6,004,157
Public Finance Authority-Wingate University WI	5.25%	10/1/2038	BBB-	2,220,000	2,246,720
Public Finance Authority-Wingate University WI	5.25%	10/1/2043	BBB-	1,000,000	991,159
Town of Davie-Nova Southeastern Univ FL	5.00%	4/1/2048	A-	3,000,000	3,090,460
University of California	3.00%	5/15/2051	AA-	11,090,000	8,868,615
University of Connecticut	5.25%	11/15/2047	Aa3	8,080,000	8,702,425

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
University of Illinois (AGM)	4.00%		4/1/2038	AA	$4,965,000	$4,934,864
University of North Carolina at Wilmington	5.00%		6/1/2037	A1	7,055,000	7,245,657
Vermont Educational & Health Buildings Financing Agency-Middlebury College	4.00%		11/1/2050	AA	4,625,000	4,491,769
West Virginia Economic Development Authority-Wheeling Power Co AMT	3.00%	#(a)	6/1/2037	A-	2,800,000	2,735,505
Total						236,434,967

Energy 0.86%
Main Street Natural Gas, Inc. GA	5.00%		5/15/2038	A3	3,745,000	3,875,024
New Mexico Municipal Energy Acquisition Authority	5.00%	#(a)	11/1/2039	Aa1	10,000,000	10,271,991
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	16,865,000	17,208,186
Total						31,355,201

Financial Services 0.14%
Massachusetts Educational Financing Authority AMT	4.125%		7/1/2046	BBB	5,755,000	5,133,685

General Obligation 16.26%
Black Belt Energy Gas District AL	5.25%	#(a)	2/1/2053	A1	7,500,000	7,903,768
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	29,425,000	30,134,366
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	2,000,000	2,086,892
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	2,070,000	2,154,299
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	1,000,000	1,039,848
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	1,250,000	1,304,608
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	1,750,000	1,820,237
Chicago Board of Education IL GO	5.00%		12/1/2046	BB+	2,000,000	1,980,698
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	1,100,000	1,160,299
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB+	1,200,000	1,302,679
Chicago Board of Education IL GO (NATL)	Zero Coupon		12/1/2030	Baa2	1,765,000	1,309,886
Chicago O’Hare International Airport IL AMT	5.00%		1/1/2052	A+	9,375,000	9,502,607
City of Chicago IL GO	4.00%		1/1/2032	BBB+	9,500,000	9,530,048
City of Chicago IL GO	4.00%		1/1/2035	BBB+	4,610,000	4,527,553
City of Chicago IL GO	5.00%		1/1/2026	BBB+	6,145,000	6,364,104
City of Chicago IL GO	5.50%		1/1/2034	BBB+	2,400,000	2,461,618
City of Chicago IL GO	5.50%		1/1/2037	BBB+	2,745,000	2,802,578

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of Chicago IL GO	5.50%		1/1/2039	BBB+	$2,125,000	$2,315,493
City of Chicago IL GO	5.50%		1/1/2040	BBB+	2,500,000	2,541,772
City of Chicago IL GO	5.50%		1/1/2042	BBB+	5,000,000	5,072,446
City of Chicago IL GO	5.50%		1/1/2049	BBB+	13,265,000	13,887,522
City of Chicago IL GO	6.00%		1/1/2038	BBB+	19,430,000	20,773,596
City of New York NY GO	3.65%	#(a)	3/1/2040	AA	3,720,000	3,720,000
City of New York NY GO	5.00%		8/1/2027	AA	6,575,000	6,621,499
City of New York NY GO	5.25%		9/1/2043	AA	6,500,000	7,343,017
City of New York NY GO	5.50%		5/1/2046	AA	2,675,000	3,081,429
City of New York NY GO TCRS (BAM)	3.00%		3/1/2051	AA	5,000,000	3,829,179
City of Philadelphia PA GO	5.00%		8/1/2036	A	8,990,000	9,677,191
City of Philadelphia PA GO	5.00%		8/1/2037	A	3,250,000	3,483,549
Clark County School District NV GO (AGM)	4.00%		6/15/2038	AA	1,200,000	1,218,877
Clark County School District NV GO (AGM)	4.00%		6/15/2040	AA	1,975,000	1,981,702
Commonwealth of Pennsylvania GO	4.00%		9/15/2030	Aa3	10,000,000	10,420,167
Commonwealth of Pennsylvania GO	4.00%		3/1/2037	Aa3	4,255,000	4,371,836
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	1,744,953	761,236
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	5,034,693	4,273,051
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	10,000,000	7,824,593
Commonwealth of Puerto Rico GO	5.25%		7/1/2023	NR	1,706,025	1,708,587
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	5,160,996	5,243,780
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	407,273	421,259
County of Anne Arundel MD GO	3.00%		10/1/2044	Aaa	7,415,000	6,161,362
County of Cook IL GO	5.00%		11/15/2030	A+	1,000,000	1,074,809
County of Cook IL GO	5.00%		11/15/2031	A+	2,150,000	2,308,541
County of Cook IL GO	5.00%		11/15/2035	A+	1,000,000	1,044,668
County of Luzerne PA GO (AGM)	5.00%		11/15/2029	AA	4,215,000	4,443,102
County of Pasco FL (AGM)	5.75%		9/1/2054	A1	4,770,000	5,322,185
Forney Independent School District TX GO (PSF GTD)	3.00%		2/15/2045	AAA	6,050,000	4,936,856
Hudson Yards Infrastructure Corp. NY	4.00%		2/15/2044	Aa2	9,400,000	9,263,160
Irvine Unified School District CA Special Tax (BAM)	5.00%		9/1/2056	AA	500,000	528,239
King County Public Hospital District No. 4 WA GO	5.00%		12/1/2038	NR	5,000,000	5,017,359
Main Street Natural Gas, Inc. GA	4.00%	#(a)	7/1/2052	Aa1	10,945,000	10,945,645
Main Street Natural Gas, Inc. GA	5.00%		5/15/2027	A3	4,500,000	4,633,007
Main Street Natural Gas, Inc. GA	5.00%		5/15/2029	A3	2,940,000	3,059,565

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Main Street Natural Gas, Inc. GA	5.00%	#(a)	6/1/2053	A3	$14,000,000	$14,613,228
Metropolitan Pier & Exposition Authority IL	4.00%		6/15/2050	A	4,500,000	3,923,517
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2029	A3	15,365,000	12,242,946
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2048	A3	5,000,000	5,294,430
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		2/1/2051	Aa1	10,000,000	9,666,748
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		2/1/2044	Aa1	15,000,000	16,653,027
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%		11/1/2045	AAA	7,500,000	8,673,554
New York State Dormitory Authority	4.00%		3/15/2047	AA+	5,705,000	5,562,086
New York State Dormitory Authority	4.00%		3/15/2049	AA+	5,000,000	4,819,891
New York State Thruway Authority	3.00%		3/15/2048	AA+	14,435,000	11,349,579
New York State Thruway Authority	3.00%		3/15/2049	AA+	7,085,000	5,526,980
Pennsylvania Economic Development Financing Authority AMT	5.25%		6/30/2053	Baa2	10,000,000	10,151,434
Pennsylvania Economic Development Financing Authority AMT	6.00%		6/30/2061	Baa2	17,500,000	19,207,351
San Diego Public Facilities Financing Authority CA(d)	4.00%		10/15/2048	AA-	4,600,000	4,512,935
San Francisco Bay Area Rapid Transit District Sales Tax Revenue CA	3.00%		7/1/2044	AA+	6,505,000	5,487,822
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%		5/1/2042	A+	4,000,000	4,161,848
School District of Philadelphia PA GO	4.00%		9/1/2038	A1	2,200,000	2,201,809
School District of Philadelphia PA GO	4.00%		9/1/2039	A1	5,600,000	5,568,509
School District of Philadelphia PA GO	5.00%		9/1/2037	A1	1,200,000	1,252,331
Southwest Local School District/Hamilton County OH GO	4.00%		1/15/2055	Aa2	7,000,000	6,699,630
State of California GO	4.00%		9/1/2037	Aa2	5,000,000	5,107,315
State of California GO	5.00%		8/1/2038	Aa2	3,700,000	3,941,236
State of California GO	5.25%		8/1/2032	Aa2	7,500,000	7,969,870
State of Connecticut GO	3.00%		1/15/2034	AA-	7,475,000	7,357,710
State of Connecticut GO	3.00%		1/15/2038	AA-	11,425,000	10,363,977
State of Connecticut GO	3.00%		6/1/2038	AA-	1,875,000	1,695,411

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of Connecticut GO	4.00%		6/1/2037	AA-	$1,000,000	$1,032,168
State of Connecticut GO	4.00%		6/15/2037	AA-	975,000	994,029
State of Connecticut GO	4.00%		6/1/2039	AA-	600,000	609,714
State of Connecticut GO	5.00%		4/15/2036	AA-	1,150,000	1,285,418
State of Connecticut GO	5.00%		6/15/2038	AA-	1,000,000	1,083,687
State of Connecticut GO	5.00%		4/15/2039	AA-	1,650,000	1,800,730
State of Illinois GO	4.00%		10/1/2032	A-	2,000,000	2,109,458
State of Illinois GO	4.00%		10/1/2033	A-	2,500,000	2,599,707
State of Illinois GO	4.00%		10/1/2038	A-	2,500,000	2,469,751
State of Illinois GO	4.00%		10/1/2039	A-	7,500,000	7,324,222
State of Illinois GO	5.00%		1/1/2035	A-	6,200,000	6,442,053
State of Illinois GO	5.00%		12/1/2035	A-	2,145,000	2,273,378
State of Illinois GO	5.00%		5/1/2038	A-	4,515,000	4,780,889
State of Illinois GO	5.00%		1/1/2041	A-	3,580,000	3,662,517
State of Illinois GO	5.50%		5/1/2030	A-	4,095,000	4,612,376
State of Illinois GO	5.50%		7/1/2033	A-	9,470,000	9,510,185
State of Illinois GO	5.50%		7/1/2038	A-	5,345,000	5,361,088
State of Illinois GO	5.50%		5/1/2039	A-	8,250,000	9,133,514
State of Illinois GO	5.50%		10/1/2039	A-	6,000,000	6,807,258
State of Illinois GO	5.50%		3/1/2042	A-	5,250,000	5,846,315
State of Illinois GO	5.50%		3/1/2047	A-	10,950,000	12,077,402
State of Illinois GO	5.75%		5/1/2045	A-	2,600,000	2,867,617
Tennessee Energy Acquisition Corp.	5.00%	#(a)	5/1/2053	A2	17,600,000	18,121,729
Tuscaloosa City Board of Education AL	5.00%		8/1/2046	AA-	5,000,000	5,407,753
Union County Utilities Authority-Covanta Union LLC NJ GTD AMT	4.75%		12/1/2031	AA+	3,920,000	3,925,765
Washington & Multnomah Counties School District No. 48J Beaverton OR GO	5.00%		6/15/2036	AA+	8,000,000	8,620,567
Wilkes-Barre Area School District PA GO (BAM)	5.00%		4/15/2059	AA	2,500,000	2,593,119
Total						594,053,950

Health Care 13.39%
Allegheny County Hospital Development Authority PA	4.00%		4/1/2037	A	3,120,000	3,119,678
Antelope Valley Healthcare District CA	5.00%		3/1/2041	BBB	3,000,000	3,010,952
Antelope Valley Healthcare District CA	5.00%		3/1/2046	BBB	2,615,000	2,566,457
Berks County Industrial Development Authority-Tower Health Oblig Group PA	4.00%		11/1/2038	B	5,000,000	2,813,672

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Berks County Industrial Development Authority-Tower Health Oblig Group PA	5.00%		11/1/2036	B	$5,000,000	$3,414,897
Berks County Municipal Authority-Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	B	2,680,000	2,467,676
Berks County Municipal Authority-Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	B	605,000	485,335
Berks County Municipal Authority-Tower Health Oblig Group PA	5.00%		11/1/2044	B	10,000,000	6,389,037
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2045	BB	2,000,000	1,862,150
California Health Facilities Financing Authority-Cedars-Sinai Med Ctr Oblg	3.00%		8/15/2051	AA-	12,110,000	9,404,983
California Health Facilities Financing Authority-City of Hope Oblig Group	4.00%		11/15/2045	A	7,050,000	6,709,515
California Health Facilities Financing Authority-Sutter Health Oblig Group	4.00%		11/15/2042	A1	2,000,000	1,957,478
California Municipal Finance Authority-Cmnty Hosps Ctrl Grp	5.00%		2/1/2047	A3	6,940,000	7,164,558
California Municipal Finance Authority-Cmnty Hosps Ctrl Grp (AGM)	4.00%		2/1/2051	AA	8,900,000	8,660,402
California Public Finance Authority-Hoag Mem Hosp Oblig Grp	4.00%		7/15/2051	AA	2,000,000	1,978,499
California Statewide Communities Development Authority-Cedars-Sinai Med Ctr	4.00%		7/1/2048	AA-	4,500,000	4,400,412
California Statewide Communities Development Authority-Eskaton Pptys Inc Oblg Gp	5.25%		11/15/2034	BBB-	1,875,000	1,874,908
California Statewide Communities Development Authority-Loma Linda Univ Med Obl†	5.25%		12/1/2043	BB	4,510,000	4,517,470
California Statewide Communities Development Authority-Loma Linda Univ Med Obl	5.50%		12/1/2054	BB	6,875,000	6,880,679
California Statewide Communities Development Authority-Loma Linda Univ Med Obl†	5.50%		12/1/2058	BB	3,375,000	3,375,909
City of Grand Forks-Altru Health System Oblig ND	4.00%		12/1/2046	Baa2	1,125,000	938,566
City of Minneapolis-Fairview Hlth Svcs Oblig MN	5.00%		11/15/2049	BBB+	5,400,000	5,543,185

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Colorado Health Facilities Authority-Adventhealth Oblig Group	4.00%	11/15/2043	AA	$20,000,000	$19,447,598
Colorado Health Facilities Authority-Commonspirit Hlth Oblig	4.00%	8/1/2038	A-	1,875,000	1,827,347
Colorado Health Facilities Authority-Commonspirit Hlth Oblig	5.00%	8/1/2044	A-	3,000,000	3,097,550
Connecticut State Health & Educational Facilities Authority-Nuvance Health	4.00%	7/1/2041	BBB+	10,920,000	10,037,461
Connecticut State Health & Educational Facilities Authority-Nuvance Health	4.00%	7/1/2049	BBB+	9,325,000	8,067,907
County of Cuyahoga-The Metrohealth System OH	5.00%	2/15/2057	BBB	1,000,000	988,327
County of Cuyahoga-The Metrohealth System OH	5.50%	2/15/2052	BBB	8,925,000	9,127,299
County of Cuyahoga-The Metrohealth System OH	5.50%	2/15/2057	BBB	5,250,000	5,364,489
County of Montgomery-Dayton Childrens Hosp Obl OH	4.00%	8/1/2051	A1	7,000,000	6,719,702
County of Montgomery-Premier Hlth Partners Obl OH	4.00%	11/15/2042	Baa1	5,800,000	5,382,109
County of Muskingum-Genesis Hlthcare Oblig Gp OH	5.00%	2/15/2044	BB+	2,650,000	2,453,901
Crawford County Hospital Authority-Meadville Med Ctr Oblig PA	6.00%	6/1/2046	NR	950,000	972,117
Crawford County Hospital Authority-Meadville Med Ctr Oblig PA	6.00%	6/1/2051	NR	1,115,000	1,133,640
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB	700,000	703,745
Duluth Economic Development Authority-Essentia Health Oblig Grp MN	5.00%	2/15/2053	A-	5,000,000	5,096,449
Duluth Economic Development Authority-Essentia Health Oblig Grp MN	5.25%	2/15/2053	A-	2,870,000	2,988,094
Duluth Economic Development Authority-Essentia Health Oblig Grp MN	5.25%	2/15/2058	A-	22,000,000	22,856,330
Duluth Economic Development Authority-St Lukes Hosp Duluth Obl MN	5.25%	6/15/2052	BBB-	5,000,000	5,099,081
Genesee County Funding Corp.-Rochester Regl Health Obl NY	5.25%	12/1/2052	BBB+	4,000,000	4,113,318
Greenville Health System-Prisma Health Oblig Grp SC	5.00%	5/1/2034	A	3,970,000	4,016,077
Hillsborough County Industrial Development Authority-Florida Hlth Sciences Og	4.00%	8/1/2045	Baa1	9,280,000	8,683,645

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple Univ Hlth Obl Grp PA	5.00%	7/1/2031	BBB	$1,000,000	$1,046,129
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple Univ Hlth Obl Grp PA	5.00%	7/1/2032	BBB	1,000,000	1,044,289
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple Univ Hlth Obl Grp PA	5.00%	7/1/2033	BBB	2,950,000	3,073,451
Illinois Finance Authority-Univ Chicago Med Ctr Og	5.00%	8/15/2052	AA-	15,000,000	15,970,864
Lee Memorial Hlth Sys FL	4.00%	4/1/2049	A+	5,500,000	5,177,650
Martin County Health Facilities Authority-Cleveland Clinic Hlth FL	4.00%	1/1/2046	AA	5,000,000	4,826,820
Maryland Health & Higher Educational Facilities Authority-Adventist Hlthcare	5.50%	1/1/2046	Baa3	16,615,000	16,855,186
Maryland Health & Higher Educational Facilities Authority-Adventist Hlthcare Oblig	5.00%	1/1/2036	Baa3	3,290,000	3,417,217
Maryland Health & Higher Educational Facilities Authority-Doctors Hosp Inc Oblg Grp	5.00%	7/1/2038	A3	7,080,000	7,248,714
Maryland Health & Higher Educational Facilities Authority-Mercy Medical Center	5.00%	7/1/2036	BBB+	1,320,000	1,363,477
Maryland Health & Higher Educational Facilities Authority-Mercy Medical Center	5.00%	7/1/2038	BBB+	2,250,000	2,300,689
Massachusetts Development Finance Agency-Boston Med Ctr Oblig Grp	5.00%	7/1/2031	BBB	1,980,000	2,090,045
Massachusetts Development Finance Agency-Boston Med Ctr Oblig Grp	5.00%	7/1/2035	BBB	5,115,000	5,292,294
Massachusetts Development Finance Agency-Boston Med Ctr Oblig Grp	5.25%	7/1/2048	BBB	2,600,000	2,782,265
Massachusetts Development Finance Agency-Boston Med Ctr Oblig Grp	5.25%	7/1/2052	BBB	2,500,000	2,621,396
Massachusetts Development Finance Agency-Mass General Brigham Inc	4.00%	7/1/2041	AA-	4,000,000	3,967,960
Massachusetts Development Finance Agency-Wellforce	4.00%	7/1/2035	BBB+	2,000,000	1,950,612
Massachusetts Development Finance Agency-Wellforce Obligated Group	5.00%	7/1/2039	BBB+	2,685,000	2,709,330

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Michigan State Hospital Finance Authority-Ascension Hlth Credit Grp	5.00%	11/15/2047	AA+		$4,000,000	$4,168,318
Montana Facility Finance Authority-Kalispell Regl Med Ctr Ob	5.00%	7/1/2043	BBB		4,000,000	4,063,930
Montana Facility Finance Authority-Kalispell Regl Med Ctr Ob	5.00%	7/1/2048	BBB		5,760,000	5,806,604
Montgomery County Higher Education & Health Authority-Thomas Jefferson Univ Obl PA	4.00%	9/1/2049	A		3,960,000	3,673,125
Montgomery County Industrial Development Authority-Whitemarsh Cont Care Obl PA	5.375%	1/1/2050	NR		1,070,000	894,598
Nassau County Local Economic Assistance Corp.-Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2029	A-		1,000,000	1,024,399
Nassau County Local Economic Assistance Corp.-Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2030	A-		580,000	593,801
Nassau County Local Economic Assistance Corp.-Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2031	A-		1,620,000	1,657,922
Nassau County Local Economic Assistance Corp.-Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2034	A-		1,100,000	1,123,261
Nebraska Educational Health Cultural & Social Services Finance Authority-Immanuel Retire Comm Obl	4.00%	1/1/2044	AA	(e)	3,500,000	3,478,224
Nebraska Educational Health Cultural & Social Services Finance Authority-Immanuel Retire Comm Obl	4.00%	1/1/2049	AA	(e)	6,500,000	6,356,536
New York State Dormitory Authority-Garnet Hlth Med Ctr Oblig†	5.00%	12/1/2031	BBB-		1,300,000	1,323,331
New York State Dormitory Authority-Garnet Hlth Med Ctr Oblig†	5.00%	12/1/2040	BBB-		1,300,000	1,272,077
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2036	BBB-		1,450,000	1,298,497
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2038	BBB-		4,725,000	4,153,591
New York State Dormitory Authority-Montefiore Obligated Group	5.00%	8/1/2028	BBB-		3,055,000	3,130,718
New York State Dormitory Authority-Northwell Hlth Oblig Grp	5.00%	5/1/2052	A-		13,085,000	13,769,030
New York State Dormitory Authority-Northwell Hlth Oblig Grp(f)	5.00%	5/1/2052	A-		33,500,000	35,244,604

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Niagara Area Development Corp.-Catholic Hlth Sys Oblig NY	5.00%	7/1/2052	B-	$1,500,000	$1,154,333
Oklahoma Development Finance Authority-OU Medicine Obligated Grp	5.50%	8/15/2052	BB-	8,590,000	8,300,957
Oklahoma Development Finance Authority-OU Medicine Obligated Grp (AGM)	4.00%	8/15/2048	AA	4,000,000	3,874,609
Orange County Health Facilities Authority-Orlando Hlth Oblig Group FL	5.00%	10/1/2053	A+	4,000,000	4,251,499
Palomar Health CA-Palomar Health Oblig Grp	5.00%	11/1/2036	BBB	6,025,000	6,203,738
Palomar Health CA-Palomar Health Oblig Grp	5.00%	11/1/2039	BBB	5,500,000	5,608,612
Pennsylvania Economic Development Financing Authority-UPMC Obligated Group	3.00%	10/15/2038	A	4,725,000	4,061,997
Public Finance Authority-Moses Cone Hospital Ob Gp WI	5.00%	10/1/2052	AA-	8,750,000	9,196,878
Public Finance Authority-Proton Intl Alabama LLC WI†(b)	6.85%	10/1/2047	NR	1,410,000	1,042,202
Regents of the University of California Medical Center Pooled Revenue	5.25%	5/15/2038	AA-	660,000	662,031
Roanoke Economic Development Authority-Carilion Clinic VA	3.00%	7/1/2045	AA-	12,950,000	10,436,365
Savannah Hospital Authority-St Joseph’S/Candler GA	4.00%	7/1/2039	A2	4,500,000	4,480,622
Savannah Hospital Authority-St Joseph’S/Candler GA	4.00%	7/1/2043	A2	5,000,000	4,751,998
South Carolina Jobs-Economic Development Authority-Bon Secours Mercy Hlth	5.00%	12/1/2046	A+	8,000,000	8,473,657
State of Ohio-Premier Hlth Partners Obl	4.00%	11/15/2039	Baa1	2,640,000	2,511,575
Tarrant County Cultural Education Finance Corp TX(f)	5.00%	7/1/2053	A1	9,550,000	10,127,990
Vermont Educational & Health Buildings Financing Agency-Univ of VT Hlth	5.00%	12/1/2035	A	4,500,000	4,716,662
Washington Health Care Facilities Authority-Overlake Hosp Med Ctr	5.00%	7/1/2038	A	4,000,000	4,021,858
Westchester County Healthcare Corp. Obl NY	6.00%	11/1/2030	BBB-	105,000	105,202

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Westchester County Healthcare Corp. Obl NY	6.125%	11/1/2037	BBB-	$30,000	$30,080
Wisconsin Health & Educational Facilities Authority-Sauk-Prairie Mem Hosp Obl	5.375%	2/1/2048	Ba2	840,000	792,757
Total					489,289,180

Housing 1.71%
California Housing Finance Agency	3.25%	8/20/2036	BBB	7,348,148	6,743,917
California Municipal Finance Authority-Bowles Hall Foundation	5.00%	6/1/2050	Baa3	1,410,000	1,415,328
California Municipal Finance Authority-Caritas Affordable Hsg	5.25%	8/15/2039	A-	650,000	661,115
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR	4,000,000	3,166,482
CSCDA Community Improvement Authority CA†	3.125%	8/1/2056	NR	4,500,000	3,077,051
CSCDA Community Improvement Authority CA†	4.00%	9/1/2046	NR	1,000,000	807,203
CSCDA Community Improvement Authority CA†	4.00%	12/1/2056	NR	3,250,000	2,358,434
FHLMC Multifamily VRD Certificates VA	4.60%	12/15/2044	AA+	5,450,000	5,509,611
Industrial Development Authority of the City of Phoenix-Downtown Phoenix Std Hsg AZ	5.00%	7/1/2037	Baa3	1,000,000	1,016,510
Louisiana Public Facilities Authority-Louisianav St Univ & Agric	5.00%	7/1/2059	A3	2,000,000	2,019,905
Maryland Economic Development Corp.	5.75%	7/1/2053	BBB-	2,000,000	2,129,557
Maryland Economic Development Corp.	6.00%	7/1/2058	BBB-	5,000,000	5,416,012
Michigan State Housing Development Authority	3.60%	10/1/2060	AA+	6,115,000	4,833,714
New Hampshire Business Finance Authority	4.00%	10/20/2036	BBB	10,933,595	10,470,820
New Hampshire Business Finance Authority	4.375%	9/20/2036	BBB	5,448,632	5,399,358
New York State Dormitory Authority	3.00%	7/1/2045	Aa3	5,037,000	3,974,635
Toledo-Lucas County Port Authority-CHF-Toledo LLC OH	5.00%	7/1/2034	BBB-	1,000,000	990,602
Toledo-Lucas County Port Authority-CHF-Toledo LLC OH	5.00%	7/1/2039	BBB-	1,500,000	1,462,434
Toledo-Lucas County Port Authority-CHF-Toledo LLC OH	5.00%	7/1/2046	BBB-	1,000,000	938,506	(c)
Total					62,391,194

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations 3.29%
Illinois Sports Facilities Authority (AGM)	5.00%	6/15/2027	AA	$3,500,000	$3,567,133
Indiana Finance Authority	5.25%	2/1/2032	AA+	5,000,000	5,244,515
Kentucky Bond Development Corp.	4.00%	9/1/2048	A+	6,645,000	6,356,836
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2032	A	3,575,000	2,466,962
Michigan State Building Authority	4.00%	4/15/2054	Aa2	6,500,000	6,278,932
New Jersey Economic Development Authority	5.00%	6/15/2036	A3	1,285,000	1,363,690
New Jersey Economic Development Authority	5.00%	6/15/2041	A3	5,050,000	5,508,731
New Jersey Economic Development Authority	5.00%	6/15/2042	A3	4,930,000	5,470,346
New Jersey Economic Development Authority	5.00%	6/15/2043	A3	4,500,000	4,710,322
New Jersey Economic Development Authority	5.00%	11/1/2044	A3	5,500,000	5,768,292
New Jersey Economic Development Authority	5.00%	6/15/2047	A3	6,050,000	6,244,588
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	BBB+	7,500,000	7,543,441
New Jersey Educational Facilities Authority	4.00%	9/1/2029	A3	5,445,000	5,493,619
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2028	A3	10,000,000	8,290,929
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2031	A3	1,935,000	1,433,268
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2037	A3	3,390,000	1,810,228
New Jersey Transportation Trust Fund Authority	4.00%	12/15/2031	A3	2,125,000	2,219,460
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2030	A+	3,000,000	3,181,612
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2031	A+	2,400,000	2,542,227
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2033	A3	4,565,000	5,182,937
New Jersey Transportation Trust Fund Authority	5.00%	12/15/2035	A3	4,200,000	4,528,482
New Jersey Transportation Trust Fund Authority	5.00%	12/15/2036	A3	3,500,000	3,743,844

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2046	A3	$14,595,000	$15,166,444
New York City Transitional Finance Authority Building Aid Revenue NY	5.00%		7/15/2035	AA	545,000	596,114
St. Louis Municipal Finance Corp. MO (AGM)	5.00%		10/1/2045	AA	2,500,000	2,654,299
St. Louis Municipal Finance Corp. MO (AGM)	5.00%		10/1/2049	AA	2,625,000	2,769,153
Total						120,136,404

Other Revenue 2.63%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1	4,125,000	4,103,255
California Infrastructure & Economic Development Bank-Acad of Motion Pics oblig	5.00%		11/1/2041	Aa2	2,500,000	2,522,231
California School Finance Authority-Green Dot Public Schs Obg†	5.00%		8/1/2048	BBB-	1,650,000	1,657,397
City of Miami Beach Parking Revenue FL (BAM)	5.00%		9/1/2040	AA	2,000,000	2,074,291
Clifton Higher Education Finance Corp.-Idea Public Schools TX	5.00%		8/15/2042	A-	275,000	275,209
Clifton Higher Education Finance Corp.-Idea Public Schools TX	6.00%		8/15/2043	A-	1,000,000	1,008,108
Clifton Higher Education Finance Corp.-Intl American Edu Fed TX	6.125%		8/15/2048	NR	7,825,000	7,876,327
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	5,142,778	2,237,108
District of Columbia-Friendship Pub Chtr Sch DC	5.00%		6/1/2041	BBB	1,935,000	1,954,437
Florida Development Finance Corp.	5.00%		6/15/2050	BBB	2,135,000	2,032,103
Florida Development Finance Corp.	5.00%		6/15/2055	BBB	1,500,000	1,410,468
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2034	AA	1,000,000	1,082,936
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2035	AA	1,000,000	1,075,869
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2037	AA	1,160,000	1,230,812
Illinois Finance Authority-Noble Network Charter Sch	6.125%		9/1/2039	BBB	6,000,000	6,041,751
Indianapolis Local Public Improvement Bond Bank	5.00%		2/1/2031	AA-	7,120,000	7,233,153
Long Beach Bond Finance Authority CA	4.709% (3 Mo. LIBOR *.67 + 1.45%	)#	11/15/2027	A2	9,000,000	8,947,841
Lower Alabama Gas District	4.00%	#(a)	12/1/2050	A2	2,000,000	1,983,138

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Main Street Natural Gas, Inc. GA	5.00%	5/15/2037	A3	$2,990,000	$3,103,455
Main Street Natural Gas, Inc. GA	5.00%	5/15/2043	A3	3,250,000	3,268,297
Main Street Natural Gas, Inc. GA	5.00%	5/15/2049	A3	1,500,000	1,518,722
Maricopa County Industrial Development Authority AZ†	5.00%	7/1/2049	BB+	1,165,000	1,030,060
Michigan Finance Authority-Bradford Academy	4.30%	9/1/2030	NR	300,000	271,848	(c)
Michigan Finance Authority-Bradford Academy	4.80%	9/1/2040	NR	565,000	472,981
Michigan Finance Authority-Bradford Academy	5.00%	9/1/2050	NR	925,000	742,476
Middlesex County Improvement Authority NJ	6.125%	1/1/2025	NR	1,250,000	15,625
Middlesex County Improvement Authority NJ	6.25%	1/1/2037	NR	1,700,000	21,250
M-S-R Energy Authority CA	6.125%	11/1/2029	BBB+	1,965,000	2,148,806
New Jersey Economic Development Authority	5.00%	11/1/2052	A3	11,375,000	11,987,083
New Jersey Economic Development Authority-Friends of Team Acdmy Obg	6.00%	10/1/2043	BBB	3,500,000	3,537,109
Trust for Cultural Resources of The City of New York-Lincoln Ctr Perform Arts NY	4.00%	12/1/2033	A	2,000,000	2,111,059
Trust for Cultural Resources of The City of New York-Lincoln Ctr Perform Arts NY	4.00%	12/1/2035	A	1,750,000	1,813,028
Washington State Convention Center Public Facilities District	4.00%	7/1/2031	NR	10,000,000	9,571,568
Total					96,359,801

Pre-Refunded 0.03%
School District of Philadelphia PA GO	5.00%	9/1/2038	A1	995,000	1,036,770

Special Tax 1.88%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba3	1,845,000	1,875,811
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2042	NR	3,250,000	3,199,850
Atlanta Urban Redevelopment Agency GA†	3.625%	7/1/2042	NR	1,850,000	1,556,123
Atlanta Urban Redevelopment Agency GA†	3.875%	7/1/2051	NR	3,325,000	2,705,927
City of Irvine CA Special Tax	5.00%	9/1/2044	NR	500,000	504,549

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Commonwealth of Pennsylvania COP	4.00%	7/1/2046	A	$2,375,000	$2,254,063
Gramercy Farms Community Development District FL~	Zero Coupon	5/1/2039	NR	2,600,000	1,352,000
Gramercy Farms Community Development District FL(b)	5.25%	5/1/2039	NR	1,340,000	214	(c)
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A	4,875,000	4,948,159
New Jersey Economic Development Authority Mtromall Urban	6.50%	4/1/2028	Baa2	2,040,329	2,029,193	(c)
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2034	AA	1,000,000	947,244
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2046	AA	11,455,000	8,662,114
Rancho Cucamonga Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2030	AA	1,500,000	1,553,440
Rancho Cucamonga Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2031	AA	1,400,000	1,450,589
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	2,500,000	2,803,343
Riverside County Redevelopment Successor Agency CA Tax Allocation	8.50%	10/1/2041	A	11,195,000	13,442,741
State of Connecticut Special Tax Revenue	5.00%	8/1/2034	AA	3,600,000	3,765,786
State of Connecticut Special Tax Revenue	5.00%	1/1/2037	AA	7,000,000	7,601,431
State of Connecticut Special Tax Revenue	5.00%	1/1/2038	AA	4,250,000	4,594,264
Stone Canyon Community Improvement District MO(b)	5.70%	4/1/2022	NR	1,000,000	260,000
Stone Canyon Community Improvement District MO(b)	5.75%	4/1/2027	NR	1,300,000	338,000
Village Community Development District No. 13 FL	3.00%	5/1/2041	NR	1,250,000	919,439
Village Community Development District No. 13 FL	3.25%	5/1/2052	NR	2,710,000	1,845,080
Total					68,609,360

Tax Revenue 5.22%
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2039	Baa2	3,300,000	3,339,811

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tax Revenue (continued)
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2044	Baa2		$3,950,000	$3,982,206
Chicago Board of Education IL	5.00%	4/1/2042	A	(e)	2,685,000	2,703,110
Chicago Transit Authority Sales Tax Receipts Fund IL	5.25%	12/1/2049	AA		10,000,000	10,111,579
City of Reno NV (AGM)	4.00%	6/1/2043	AA		4,725,000	4,611,476
City of Reno NV (AGM)	4.00%	6/1/2046	AA		6,800,000	6,428,243
City of Sparks NV†	2.50%	6/15/2024	Ba1		115,000	112,305
City of Sparks NV†	2.75%	6/15/2028	Ba1		750,000	679,020
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	8/1/2042	AA		1,250,000	1,382,368
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-		3,750,000	3,873,405
Lower Colorado River Authority TX	6.00%	5/15/2052	A		1,700,000	1,980,363
Metropolitan Pier & Exposition Authority IL	5.50%	6/15/2053	A		4,415,000	4,485,466
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2030	A		10,535,000	7,907,363
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2036	A		10,000,000	5,595,606
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2037	A		15,000,000	7,827,655
Metropolitan Pier & Exposition Authority IL TCRS (BAM)	5.00%	6/15/2053	AA		915,000	956,902
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	5/1/2037	AAA		3,000,000	3,048,766
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	2/1/2041	AAA		4,500,000	4,498,542
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	8/1/2042	AAA		1,000,000	994,710
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	11/1/2042	AAA		5,720,000	5,689,602
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2036	AAA		1,000,000	1,014,172
New York State Dormitory Authority	3.00%	3/15/2050	AA+		5,000,000	3,841,519
New York State Urban Development Corp.	3.00%	3/15/2047	AA+		3,740,000	3,006,423
New York State Urban Development Corp.	3.00%	3/15/2048	AA+		9,590,000	7,638,755
New York State Urban Development Corp.	3.00%	3/15/2050	AA+		7,620,000	5,978,436
New York State Urban Development Corp.	4.00%	3/15/2042	Aa1		5,000,000	4,974,028

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	$1,271,000	$948,182
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	2,122,000	1,418,164
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	2,549,000	1,533,093
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	2,523,000	491,045
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	5,803,000	5,295,520
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	5,253,000	4,793,618
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	39,000	34,520
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	10,347,000	9,490,279
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	7,174,000	6,773,489
San Francisco Bay Area Rapid Transit District CA GO	3.00%	8/1/2042	Aaa	5,180,000	4,596,967
San Leandro Unified School District CA GO	5.25%	8/1/2048	AA-	10,500,000	11,824,411
State of Connecticut Special Tax Revenue	4.00%	5/1/2039	AA	3,150,000	3,200,815
Territory of Guam	4.00%	1/1/2042	Ba1	1,500,000	1,361,438
Triborough Bridge & Tunnel Authority NY	5.00%	5/15/2051	AA+	6,555,000	7,054,966
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2052	AA+	10,335,000	11,560,474
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2057	AA+	2,500,000	2,746,832
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2062	AA+	7,905,000	8,652,448
Vermont Student Assistance Corp. AMT	3.375%	6/15/2036	A	2,300,000	2,215,246
Total					190,653,338

Tobacco 2.64%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	36,945,000	33,501,412
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	50,000,000	5,078,575
Iowa Tobacco Settlement Authority	4.00%	6/1/2049	BBB+	2,000,000	1,762,951
Michigan Finance Authority	4.00%	6/1/2049	BBB+	4,000,000	3,564,192

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Michigan Finance Authority	5.00%	6/1/2049	BBB+		$5,355,000	$5,443,211
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR		20,000,000	1,117,308
Tobacco Securitization Authority of Southern California-San Diego County Tobacco	5.00%	6/1/2048	BBB+		3,500,000	3,625,957
Tobacco Securitization Authority of Southern California-San Diego County Tobacco	5.00%	6/1/2048	BBB-		8,505,000	8,648,899
Tobacco Settlement Financing Corp. LA	5.25%	5/15/2035	A-		2,310,000	2,323,137
Tobacco Settlement Financing Corp. NJ	3.20%	6/1/2027	A		5,000	5,000
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2031	A		4,605,000	4,982,418
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+		9,300,000	9,621,659
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		7,540,000	7,096,360
TSASC, Inc. NY	5.00%	6/1/2023	B-		3,400,000	3,396,667
TSASC, Inc. NY	5.00%	6/1/2035	A-		1,390,000	1,441,221
TSASC, Inc. NY	5.00%	6/1/2048	NR		5,550,000	5,103,126
Total						96,712,093

Transportation 21.12%
Alameda Corridor Transportation Authority CA (AGM)	5.00%	10/1/2034	AA		3,650,000	3,872,253
California Municipal Finance Authority-Lax Integrated Express AMT	4.00%	12/31/2047	BBB-	(e)	9,450,000	8,467,269
California Municipal Finance Authority-Lax Integrated Express AMT	5.00%	12/31/2038	BBB-	(e)	5,000,000	5,139,481
Canaveral Port Authority FL	5.00%	6/1/2048	A3		4,890,000	5,069,047
Canaveral Port Authority FL AMT	5.00%	6/1/2045	A3		4,630,000	4,813,642
Central Florida Expressway Authority	4.00%	7/1/2035	A+		5,000,000	5,074,283
Central Texas Regional Mobility Authority	5.00%	1/1/2045	A-		4,500,000	4,743,951
Central Texas Turnpike System	5.00%	8/15/2033	A-		5,750,000	5,840,178
Central Texas Turnpike System	5.00%	8/15/2037	A-		2,500,000	2,522,835
Chicago Midway International Airport IL	4.00%	1/1/2034	A		1,000,000	1,011,911
Chicago O’Hare International Airport-Trips Obligated Group IL AMT	5.00%	7/1/2048	BBB+		3,500,000	3,488,856
Chicago O’Hare International Airport IL	4.00%	1/1/2044	A+		13,500,000	13,397,266
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2048	A+		20,000,000	20,518,150
City & County of Denver Airport System Revenue CO AMT	4.00%	12/1/2048	A+		4,255,000	3,974,826

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City & County of Denver Airport System Revenue CO AMT	5.25%	11/15/2043	A+	$8,000,000	$8,015,740
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	1/1/2028	AA-	2,000,000	2,033,649
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	1/1/2031	AA-	4,000,000	4,062,121
City of Burbank Electric Revenue NC	4.00%	7/1/2047	Aa3	7,415,000	7,339,405
City of Houston Airport System Revenue-United Airlines Inc TX AMT	6.625%	7/15/2038	BB-	2,500,000	2,500,621
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2041	AA-	3,595,000	3,566,393
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-	5,000,000	4,781,051
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2039	AA	9,000,000	9,687,100
City of Philadelphia Airport Revenue PA AMT	5.00%	7/1/2042	A2	4,440,000	4,545,323
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2036	A	10,045,000	10,967,499
City of San Antonio Airport System TX AMT	5.00%	7/1/2045	A+	8,435,000	8,532,902
City of St. Louis Airport Revenue MO (AGM)	5.00%	7/1/2047	AA	7,500,000	7,835,267
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2035	A1	10,000,000	10,089,234
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2028	A1	4,435,000	4,518,629
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2029	A1	2,500,000	2,546,892
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2034	A1	10,000,000	10,115,213
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2044	A	6,000,000	6,217,036
County of Miami-Dade Seaport Department FL (AGM)	4.00%	10/1/2049	AA	9,325,000	9,032,107
County of Osceola Transportation Revenue FL	5.00%	10/1/2039	BBB+	1,000,000	1,012,707
County of Sacramento Airport System Revenue CA	5.00%	7/1/2041	A	8,000,000	8,262,062
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2032	A	4,200,000	3,100,466

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2037	A	$7,720,000	$3,905,315
Eagle County Airport Terminal Corp. CO AMT	5.00%	5/1/2033	Baa2	2,430,000	2,503,159
Eagle County Airport Terminal Corp. CO AMT	5.00%	5/1/2037	Baa2	1,000,000	1,009,596
Eagle County Airport Terminal Corp. CO AMT	5.00%	5/1/2041	Baa2	3,000,000	3,010,603
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A	5,000,000	3,461,537
Foothill-Eastern Transportation Corridor Agency CA	3.50%	1/15/2053	A	7,190,000	6,035,029
Foothill-Eastern Transportation Corridor Agency CA	3.95%	1/15/2053	A	5,000,000	4,496,419
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2043	A-	16,723,000	15,926,781
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2046	A	10,000,000	9,375,012
Greater Orlando Aviation Authority FL AMT	4.00%	10/1/2049	AA-	6,375,000	6,055,077
Hampton Roads Transportation VA(f)	5.25%	7/1/2060	AA	20,000,000	22,159,336
Kansas City Industrial Development Authority MO AMT	4.00%	3/1/2036	A2	3,000,000	3,002,924
Maryland Economic Development Corp.-Ports America Chesapeake AMT	5.00%	6/1/2044	Baa2	375,000	386,914
Maryland Economic Development Corp.-Ports America Chesapeake AMT	5.00%	6/1/2049	Baa2	750,000	768,719
Maryland Economic Development Corp.-Purple Line Transit Ptr AMT	5.25%	6/30/2047	Baa3	2,500,000	2,551,863
Maryland Economic Development Corp.-Purple Line Transit Ptr AMT	5.25%	6/30/2052	Baa3	2,500,000	2,544,149
Maryland Economic Development Corp.-Purple Line Transit Ptr AMT	5.25%	6/30/2055	Baa3	12,500,000	12,689,026
Maryland Economic Development Corp. Tax Allocation	4.00%	9/1/2040	NR	2,000,000	1,760,733
Maryland State Transportation Authority	5.00%	7/1/2051	Aa2	10,000,000	10,949,882
Maryland State Transportation Authority Passenger Facility Charge Revenue AMT	3.00%	6/1/2036	A+	7,310,000	6,492,232
Massachusetts Port Authority AMT	4.00%	7/1/2046	AA	5,465,000	5,203,299
Massachusetts Port Authority AMT	5.00%	7/1/2040	AA	1,500,000	1,532,845

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Massachusetts Port Authority AMT	5.00%		7/1/2045	AA	$3,315,000	$3,362,663
Metropolitan Nashville Airport Authority TN AMT	5.00%		7/1/2049	A2	5,000,000	5,193,451
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2052	A1	6,500,000	7,069,689
Metropolitan Transportation Authority NY(f)	5.25%		11/15/2055	A3	20,500,000	21,502,550
Metropolitan Transportation Authority NY	3.80%	#(a)	11/1/2035	Aa1	5,000,000	5,000,000
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A3	4,265,000	4,447,148
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A3	2,700,000	2,948,634
Metropolitan Transportation Authority NY	5.25%		11/15/2044	A3	9,680,000	9,809,370
Metropolitan Transportation Authority NY	5.25%		11/15/2055	A3	2,000,000	2,097,810
Metropolitan Washington Airports Authority DC AMT	4.00%		10/1/2039	AA-	2,385,000	2,371,888
Metropolitan Washington Airports Authority DC AMT	5.00%		10/1/2028	AA-	2,000,000	2,012,162
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	Zero Coupon		10/1/2037	A-	5,000,000	2,606,069
Minneapolis-St. Paul Metropolitan Airports Commission MN	5.00%		1/1/2031	A+	2,000,000	2,030,321
Minneapolis-St. Paul Metropolitan Airports Commission MN AMT	5.00%		1/1/2047	A+	3,000,000	3,130,097
New Jersey Transportation Trust Fund Authority	4.00%		6/15/2045	A3	15,680,000	15,060,596
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2034	A3	2,625,000	2,972,727
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2035	A3	3,425,000	3,833,182
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2045	A3	5,000,000	5,261,458
New Jersey Transportation Trust Fund Authority	5.50%		6/15/2050	A3	2,000,000	2,209,024
New York State Thruway Authority (AGM)	4.00%		1/1/2051	AA	2,725,000	2,599,943
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%		10/1/2030	Baa3	8,500,000	8,346,441
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa3	3,295,000	3,144,456

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2029	Baa3		$2,955,000	$3,090,484
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2030	Baa3		3,275,000	3,415,670
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2033	Baa3		12,450,000	12,869,637
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2034	Baa3		4,205,000	4,326,302
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa3		2,250,000	2,277,277
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa3		21,000,000	21,130,261
New York Transportation Development Corp.-Empire St Thruway Partnrs AMT	4.00%	10/31/2041	BBB-	(e)	5,985,000	5,426,537
New York Transportation Development Corp.-JFK Intl Air Terminal LLC AMT	5.00%	12/1/2039	Baa1		5,840,000	6,152,455
New York Transportation Development Corp.-JFK Intl Air Terminal LLC AMT	5.00%	12/1/2042	Baa1		3,250,000	3,368,395
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2		12,365,000	11,568,013
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2046	Baa2		2,340,000	2,097,993
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2		17,785,000	17,837,018
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2025	A3		2,750,000	2,788,060
Norman Y Mineta San Jose International Airport SJC CA	5.00%	3/1/2047	A		750,000	783,591
North Carolina Turnpike Authority	5.00%	1/1/2043	BBB		1,150,000	1,204,053
North Carolina Turnpike Authority (AGM)	4.00%	1/1/2037	AA		14,255,000	14,511,063
North Carolina Turnpike Authority (AGM)	4.00%	1/1/2038	AA		1,000,000	1,010,875
North Texas Tollway Authority	5.00%	1/1/2048	A+		5,000,000	5,213,304
Ontario International Airport Authority CA (AGM)	5.00%	5/15/2046	AA		2,000,000	2,206,016
Pennsylvania Turnpike Commission	4.00%	12/1/2038	A3		3,425,000	3,470,429
Pennsylvania Turnpike Commission	4.00%	12/1/2043	A+		1,500,000	1,476,838
Pennsylvania Turnpike Commission	5.00%	6/1/2029	A3		9,000,000	9,553,878
Port Authority of New York & New Jersey	5.25%	10/15/2055	AA-		3,675,000	3,795,217
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-		6,950,000	7,186,659

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Port Authority of New York & New Jersey AMT	5.00%	1/15/2052	AA-		$13,855,000	$14,669,752
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2039	AA-		2,000,000	2,013,827
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2049	AA-		5,000,000	5,186,756
Port of Portland Airport Revenue OR AMT	5.50%	7/1/2048	AA-	(e)	6,250,000	6,913,724
Puerto Rico Highway & Transportation Authority	Zero Coupon	7/1/2032	NR		5,014,595	3,134,122
Puerto Rico Highway & Transportation Authority	Zero Coupon	7/1/2053	NR		24,967	14,605
Puerto Rico Highway & Transportation Authority	5.00%	7/1/2062	NR		4,204,459	3,994,236
Riverside County Transportation Commission CA	4.00%	6/1/2040	A		2,115,000	2,100,216
San Diego County Regional Airport Authority CA	5.00%	7/1/2044	A		4,500,000	4,835,008
San Diego County Regional Airport Authority CA	5.00%	7/1/2051	A2		10,475,000	11,330,513
San Diego County Regional Airport Authority CA AMT	4.00%	7/1/2046	A2		4,500,000	4,284,509
San Diego County Regional Airport Authority CA AMT(f)	5.00%	7/1/2056	A2		11,540,000	12,383,011
San Francisco City & County Airport Comm-San Francisco International Airport CA	5.00%	5/1/2052	A1		5,000,000	5,465,679
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2033	A+		7,000,000	7,006,998
South Carolina Ports Authority AMT	5.00%	7/1/2044	A+		5,000,000	5,199,418
State of Alabama Docks Department (AGM)	5.00%	10/1/2036	AA		750,000	792,934
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2034	AA		2,000,000	2,110,509
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2035	AA		2,000,000	2,099,486
State of Connecticut Bradley International Airport CFC Revenue AMT	5.00%	7/1/2049	BBB+		3,425,000	3,459,500
State of Florida Department of Transportation Turnpike System Revenue	3.00%	7/1/2051	AA		10,705,000	8,288,945
State of Hawaii Airports System Revenue AMT	4.00%	7/1/2035	AA-		4,425,000	4,485,848

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2041	AA-	$5,000,000	$5,072,404
Texas Private Activity Bond Surface Transportation Corp.-LBJ Infrastructure Group	4.00%	6/30/2037	Baa2	2,950,000	2,856,361
Texas Private Activity Bond Surface Transportation Corp.-LBJ Infrastructure Group	4.00%	12/31/2037	Baa2	2,125,000	2,047,303
Texas Private Activity Bond Surface Transportation Corp.-LBJ Infrastructure Group	4.00%	6/30/2038	Baa2	1,050,000	1,009,699
Texas Private Activity Bond Surface Transportation Corp.-LBJ Infrastructure Group	4.00%	12/31/2038	Baa2	1,375,000	1,321,007
Texas Private Activity Bond Surface Transportation Corp.-LBJ Infrastructure Group	4.00%	6/30/2039	Baa2	1,340,000	1,278,797
Texas Private Activity Bond Surface Transportation Corp.-LBJ Infrastructure Group	4.00%	12/31/2039	Baa2	1,025,000	976,029
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segm AMT	5.00%	6/30/2058	Baa2	5,000,000	4,958,157
Texas Transportation Commission State Highway 249 System	5.00%	8/1/2057	Baa3	2,625,000	2,619,631
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2042	AA-	1,640,000	1,767,143
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%	1/1/2032	BBB	6,225,000	6,799,062
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%	1/1/2033	BBB	2,945,000	3,211,571
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%	7/1/2036	BBB	6,685,000	7,069,301
Virginia Small Business Financing Authority-Elizabeth River Crossings AMT	4.00%	1/1/2038	BBB	4,500,000	4,326,563
Virginia Small Business Financing Authority-Elizabeth River Crossings AMT	4.00%	1/1/2040	BBB	4,825,000	4,539,553
Wayne County Airport Authority MI AMT	5.00%	12/1/2039	A1	1,700,000	1,715,338
Wayne County Airport Authority MI AMT	5.00%	12/1/2042	A1	1,200,000	1,231,008
Wayne County Airport Authority MI AMT	5.00%	12/1/2046	A1	2,825,000	2,966,867
Total					771,820,909

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 14.55%
Adelanto Public Utility Authority CA (AGM)	5.00%		7/1/2039	AA	$1,500,000	$1,615,114
Baltimore Proj Revenue MD(f)	5.25%		7/1/2047	Aa2	7,190,000	8,076,380
Baltimore Proj Revenue MD(f)	5.25%		7/1/2052	Aa2	12,190,000	13,692,779
Black Belt Energy Gas District AL	4.00%	#(a)	7/1/2052	Aa1	6,000,000	6,002,525
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	11,660,000	11,515,901
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	18,600,000	18,040,186
Black Belt Energy Gas District AL	5.00%	#(a)	5/1/2053	Aa2	8,200,000	8,675,450
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	6,665,000	7,037,863
California Pollution Control Financing Authority-Poseidon Resources†	5.00%		7/1/2039	Baa3	2,200,000	2,254,964
California Pollution Control Financing Authority-Poseidon Resources†	5.00%		11/21/2045	Baa3	2,750,000	2,774,367
Casitas Municipal Water District CA Special Tax (BAM)	5.25%		9/1/2047	AA	500,000	535,100
Central Plains Energy Project NE	5.00%		9/1/2042	BBB+	3,305,000	3,464,952
Central Plains Energy Project NE	5.00%	#(a)	5/1/2053	A2	15,000,000	15,535,836
Chautauqua County Capital Resource Corp.-NRG Energy Inc NY(d)	4.25%	#(a)	4/1/2042	Baa3	5,000,000	5,030,534
City of Baltimore MD	4.00%		7/1/2049	Aa2	5,850,000	5,784,161
City of Baltimore MD	5.00%		7/1/2032	Aa3	2,435,000	2,531,817
City of Baltimore MD	5.00%		7/1/2039	Aa3	4,750,000	4,879,986
City of Baltimore MD	5.00%		7/1/2046	Aa3	10,000,000	10,414,847
City of Chicago Waterworks Revenue IL	5.00%		11/1/2029	A	4,560,000	4,847,190
City of Chicago Waterworks Revenue IL	5.00%		11/1/2036	A	1,775,000	1,834,351
City of Chicago Waterworks Revenue IL	5.00%		11/1/2039	A	3,455,000	3,501,535
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2036	AA	3,000,000	3,188,837
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2037	AA	2,500,000	2,628,557
City of Colorado Springs Utilities System Revenue CO	4.00%		11/15/2046	AA+	10,100,000	10,048,319
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	5,500,000	5,500,104
City of Philadelphia Water & Wastewater Revenue PA	5.00%		7/1/2030	A+	3,355,000	3,520,384
City of Philadelphia Water & Wastewater Revenue PA	5.00%		10/1/2046	A+	4,475,000	4,841,894
City of Philadelphia Water & Wastewater Revenue PA	5.25%		10/1/2052	A+	6,610,000	6,952,766

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
County of Jefferson Sewer Revenue AL	Zero Coupon		10/1/2039	BBB	$350,000	$361,290
County of Jefferson Sewer Revenue AL	6.00%		10/1/2042	BBB	5,000,000	5,301,805
County of Jefferson Sewer Revenue AL	6.50%		10/1/2053	BBB	7,700,000	8,179,702
County of Jefferson Sewer Revenue AL (AGM)	Zero Coupon		10/1/2026	AA	1,000,000	865,042
County of Jefferson Sewer Revenue AL (AGM)	Zero Coupon		10/1/2027	AA	4,875,000	3,967,245
County of Jefferson Sewer Revenue AL (AGM)	Zero Coupon		10/1/2046	AA	6,000,000	6,157,160
County of Jefferson Sewer Revenue AL (AGM)	5.50%		10/1/2053	AA	3,555,000	3,646,327
County of Trimble-Louisville Gas & Elec Co KY	3.75%		6/1/2033	A1	12,500,000	12,672,055
District of Columbia Water & Sewer Authority DC	4.00%		10/1/2047	AA+	5,350,000	5,303,581
Great Lakes Water Authority Sewage Disposal System Revenue MI	5.50%		7/1/2052	A+	12,000,000	13,195,626
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2035	Baa1	5,000,000	5,211,526
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2036	Baa1	5,000,000	5,172,613
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	25,500,000	24,916,198
Long Beach Bond Finance Authority CA	5.50%		11/15/2037	A2	8,950,000	9,953,024
Lower Colorado River Authority TX	5.00%		5/15/2040	A	2,970,000	3,054,612
Main Street Natural Gas, Inc. GA	4.00%	#(a)	3/1/2050	A3	4,125,000	4,103,151
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	25,000,000	23,852,485
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	14,205,000	13,897,263
Main Street Natural Gas, Inc. GA	5.00%		5/15/2035	A3	2,000,000	2,097,689
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2052	A3	13,400,000	13,933,048
Maricopa County Pollution Control Corp.-El Paso Electric Company AZ	3.60%		2/1/2040	Baa2	8,085,000	7,217,779
Maricopa County Pollution Control Corp.-El Paso Electric Company AZ	3.60%		4/1/2040	Baa2	4,315,000	3,849,280
Michigan Finance Authority	5.00%		7/1/2034	A+	1,980,000	2,053,949
Minnesota Municipal Gas Agency	4.00%	#(a)	12/1/2052	Aa1	5,000,000	5,063,921
Montgomery County Industrial Development Authority-Constellation Energy Gen PA(d)	4.10%	#(a)	4/1/2053	Baa2	9,000,000	9,142,324
Municipal Electric Authority of Georgia	5.00%		1/1/2033	A2	1,910,000	1,968,880
Municipal Electric Authority of Georgia	5.00%		1/1/2048	BBB+	5,000,000	5,038,152

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA		$1,100,000	$1,171,337
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA		1,750,000	1,863,490
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2053	AA		2,300,000	2,420,875
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2055	AA		2,350,000	2,458,281
New York City Municipal Water Finance Authority NY	4.00%		6/15/2051	AA+		6,155,000	5,998,092
New York City Municipal Water Finance Authority NY	5.25%		6/15/2047	Aa1		4,500,000	5,109,786
New York Power Authority	4.00%		11/15/2050	AA		4,950,000	4,798,884
Omaha Public Power District NE	4.00%		2/1/2046	AA		8,500,000	8,435,425
Omaha Public Power District Nebraska City Station Unit 2	5.25%		2/1/2042	A+		4,000,000	4,116,506
Paducah Electric Plant Board KY (AGM)	5.00%		10/1/2034	AA		1,000,000	1,058,902
Paducah Electric Plant Board KY (AGM)	5.00%		10/1/2035	AA		1,000,000	1,058,562
Philadelphia Gas Works Co. PA	5.00%		8/1/2029	A		2,000,000	2,090,796
Philadelphia Gas Works Co. PA	5.00%		8/1/2030	A		1,500,000	1,567,409
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		5,000,000	4,248,453
Puerto Rico Electric Power Authority(b)	3.216% (3 Mo. LIBOR *.67 + .70%	)#	7/1/2031	D	(e)	4,000,000	2,790,000
Puerto Rico Electric Power Authority(b)	5.00%		7/1/2028	D	(e)	270,000	193,050
Puerto Rico Electric Power Authority(b)	5.25%		7/1/2028	D	(e)	880,000	629,200
Puerto Rico Electric Power Authority (AGC)	4.25%		7/1/2027	AA		280,000	273,833
Salt Verde Financial Corp. AZ	5.25%		12/1/2027	A3		3,750,000	3,957,109
San Antonio Water System TX	5.00%		5/15/2050	AA+		3,000,000	3,226,833
Southeast Alabama Gas Supply District	4.00%	#(a)	4/1/2049	A3		2,500,000	2,499,995
Southeast Energy Authority A Cooperative District AL	4.00%	#(a)	12/1/2051	A1		21,955,000	21,351,964
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1		5,000,000	5,347,546
Southern California Public Power Authority	4.695% (3 Mo. LIBOR *.67 + 1.47%	)#	11/1/2038	A2		3,090,000	2,768,661
Southern California Public Power Authority	5.00%		11/1/2033	A2		4,665,000	5,166,459
State of Hawaii Department of Budget & Finance-Hawaiian Electric Co Inc	3.20%		7/1/2039	Baa1		7,365,000	6,272,852

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Tennergy Corp. TN		5.50%	#(a)	10/1/2053	Baa1		$6,000,000	$6,373,616
Tennessee Energy Acquisition Corp.		5.00%	#(a)	5/1/2052	A2		11,230,000	11,724,714
Tennessee Energy Acquisition Corp.		5.625%		9/1/2026	BBB	(e)	10,550,000	11,057,456
Texas Municipal Gas Acquisition & Supply Corp. III		5.00%		12/15/2029	A3		2,250,000	2,347,254
Texas Water Development Board		4.00%		10/15/2037	AAA		7,760,000	7,956,661
Transbay Joint Powers Authority CA Tax Allocation		5.00%		10/1/2049	A-	(e)	1,310,000	1,346,550
Washington Suburban Sanitary Commission MD		4.00%		6/1/2047	AAA		15,260,000	15,289,461
Total								531,872,438
Total Municipal Bonds (cost $3,732,359,699)								3,648,839,142

	Interest Rate#	Interest Rate Reset Date(g)		Final Maturity Date

SHORT-TERM INVESTMENTS 1.28%

VARIABLE RATE DEMAND NOTES 1.28%

Corporate-Backed 0.81%
Columbia Industrial Development Board AL	3.850%	4/3/2023		12/1/2037	A1		29,390,000	29,390,000

General Obligation 0.13%
City of New York NY GO	3.650%	4/3/2023		6/1/2044	AA		4,880,000	4,880,000

Tax Revenue 0.34%
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.650%	4/3/2023		5/1/2034	AAA		7,240,000	7,240,000
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.650%	4/3/2023		2/1/2045	AAA		2,450,000	2,450,000
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.650%	4/3/2023		2/1/2045	AAA		2,765,000	2,765,000
Total								12,455,000
Total Short-Term Investments (cost $46,725,000)								46,725,000
Total Investments in Securities 101.13% (cost $3,779,084,699)								3,695,564,142
Other Assets and Liabilities – Net(h) (1.13)%								(41,456,123)
Net Assets 100.00%								$3,654,108,019

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2023

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
FHLMC	Insured by–Federal Home Loan Mortgage Corporation.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2023, the total value of Rule 144A securities was $154,329,546, which represents 4.22% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2023.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Securities purchased on a when-issued basis (See Note 2(g)).
(e)	This investment has been rated by Fitch IBCA.
(f)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) to Financial Statements for details of Municipal Bonds Held in Trust
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily or weekly based on the SIFMA Municipal Swap Index.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at March 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2023	253	Short	$(31,851,977)	$(33,182,531)	$(1,330,554)

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND March 31, 2023

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)
Corporate-Backed	$–	$342,312,292	$10,667,560	$352,979,852
Housing	–	61,452,688	938,506	62,391,194
Other Revenue	–	96,087,953	271,848	96,359,801
Special Tax	–	66,579,953	2,029,407	68,609,360
Remaining Industries	–	3,068,498,935	–	3,068,498,935
Short-Term Investments
Variable Rate Demand Notes	–	46,725,000	–	46,725,000
Total	$–	$3,681,656,821	$13,907,321	$3,695,564,142
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(1,330,554)	–	–	(1,330,554)
Total	$(1,330,554)	$–	$–	$(1,330,554)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust (See Note 2(h)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.68%

MUNICIPAL BONDS 99.68%

Corporate-Backed 19.28%
Allegheny County Industrial Development Authority-US Steel Corporation PA	4.875%		11/1/2024	BB-		$1,000,000	$1,001,689
Allegheny County Industrial Development Authority-US Steel Corporation PA	5.125%		5/1/2030	BB-		3,990,000	4,064,466
Arkansas Development Finance Authority-Big River Steel LLC AMT†	4.50%		9/1/2049	Ba2		30,135,000	27,082,873
Arkansas Development Finance Authority-US Steel Corporation AMT†	5.45%		9/1/2052	BB-		18,000,000	17,999,015
Avenir Community Development District FL	5.375%		5/1/2043	NR		4,000,000	3,859,434
Avenir Community Development District FL	5.625%		5/1/2054	NR		4,750,000	4,585,655
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2		17,240,000	17,026,941
Build NYC Resource Corp.-Pratt Paper Inc. NY AMT†	5.00%		1/1/2035	NR		1,450,000	1,467,005
Calhoun County Navigation Industrial Development Authority-Max Midstream Texas LLC AMT†	3.625%		7/1/2026	NR		12,800,000	11,617,001
California Municipal Finance Authority AMT	4.00%		7/15/2029	BB-		3,000,000	2,913,762
Charlotte County Industrial Development Authority-Mskp Town And Cntry Util FL AMT†	4.00%		10/1/2041	NR		2,750,000	2,305,410
City of Henderson-Pratt Paper LLC KY AMT†	4.45%		1/1/2042	NR		2,750,000	2,570,372
City of Henderson-Pratt Paper LLC KY AMT†	4.45%		1/1/2042	NR		1,500,000	1,402,021
City of Henderson-Pratt Paper LLC KY AMT†	4.70%		1/1/2052	NR		10,900,000	10,029,891
City of Houston Airport System Revenue-United Airlines Inc TX AMT	4.00%		7/15/2041	B-	(b)	4,475,000	3,808,292
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/1/2029	BB-		18,325,000	18,341,060
City of Valparaiso-Pratt Paper LLC IN AMT	5.875%		1/1/2024	NR		220,000	222,549
City of Valparaiso-Pratt Paper LLC IN AMT	7.00%		1/1/2044	NR		4,000,000	4,086,198
City of Whiting-BP Prods North America IN AMT	4.40%	#(a)	3/1/2046	A2		4,000,000	4,077,177
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR		625,000	601,278

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Downtown Doral South Community Development District FL†	5.00%		12/15/2048	NR	$1,500,000	$1,417,323
Florida Development Finance Corp.-Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	4,500,000	4,184,612
Fort Bend County Industrial Development Corp.-NRG Energy Inc TX	4.75%		11/1/2042	Baa2	3,590,000	3,531,738
Greater Orlando Aviation Authority-Jetblue Airways Corp FL	5.00%		11/15/2036	NR	5,070,000	5,072,654
Hoover Industrial Development Board-US Steel Corporation AL AMT	5.75%		10/1/2049	BB-	17,200,000	17,563,610
Hoover Industrial Development Board-US Steel Corporation AL AMT	6.375%	#(a)	11/1/2050	BB-	1,965,000	2,168,702
Indiana Finance Authority-US Steel Corporation	4.125%		12/1/2026	BB-	11,500,000	11,256,845
Indiana Finance Authority-US Steel Corporation AMT	6.75%		5/1/2039	BB-	3,500,000	3,926,638
Iowa Finance Authority-Howmet Aerospace Inc	4.75%		8/1/2042	BB+	10,485,000	9,999,438
Iowa Finance Authority-Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	BBB-	10,590,000	10,324,208
Iowa Finance Authority-Iowa Fertilizer Co LLC	5.00%	#(a)	12/1/2050	BBB-	3,750,000	3,717,320
Iowa Finance Authority-Iowa Fertilizer Co LLC	5.00%		12/1/2050	BBB-	23,370,000	22,787,213
Jefferson County Port Authority-Jsw Steel USA Ohio Inc AMT†	3.50%		12/1/2051	Ba1	13,250,000	9,257,482
Louisiana Local Government Environmental Facilities & Community Development Authority-Entergy Louisiana LLC	2.50%		4/1/2036	A	7,110,000	5,912,493
Maricopa County Industrial Development Authority-Commercial Metals Co AZ AMT†	4.00%		10/15/2047	BB+	14,335,000	11,896,281
Maricopa County Pollution Control Corp.-Southern CA Edison Co AZ	2.40%		6/1/2035	A2	4,470,000	3,551,429
Maryland Economic Development Corp.(c)	5.00%		12/1/2016	NR	3,430,000	2,058,000
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	5,000,000	4,888,425
Mississippi Business Finance Corp.-Enviva Inc AMT	7.75%	#(a)	7/15/2047	B+	8,005,000	8,089,694
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	3.75%	#(a)	7/1/2045	B	6,595,000	4,984,387

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.00%		11/1/2027	B		$1,250,000	$1,188,602
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.875%		11/1/2042	B		17,000,000	14,725,640
New Jersey Economic Development Authority-United Airlines Inc	5.25%		9/15/2029	BB-		17,210,000	17,242,474
New Jersey Economic Development Authority-United Airlines Inc	5.50%		6/1/2033	BB-		6,760,000	6,787,170
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+		6,135,000	6,138,536
New York Liberty Development Corp.	2.50%		11/15/2036	A+		7,500,000	6,142,866
New York Liberty Development Corp.-3 World Trade Center LLC†	5.00%		11/15/2044	NR		16,500,000	15,907,723
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%		11/15/2034	NR		7,100,000	7,101,764
New York Liberty Development Corp.-7 World Trade Center II	3.00%		9/15/2043	Aaa		3,500,000	2,908,986
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+		2,000,000	1,870,503
New York Transportation Development Corp.-American Airlines Inc AMT	2.25%		8/1/2026	B	(b)	10,000	9,309
New York Transportation Development Corp.-American Airlines Inc AMT	3.00%		8/1/2031	B	(b)	1,000,000	875,584
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2026	B-		2,540,000	2,541,719
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2031	B-		21,480,000	21,505,357
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B-		6,740,000	6,958,597
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B-		9,165,000	9,388,839
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2026	Baa3		3,000,000	3,074,048
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		10/1/2035	Baa3		5,000,000	5,163,055
Niagara Area Development Corp.-Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B1		10,000,000	8,519,876
Ohio Air Quality Development Authority-AMG Vanadium LLC AMT†	5.00%		7/1/2049	B-		33,290,000	30,091,996
Parish of Beauregard-Officemax Inc LA	6.80%		2/1/2027	B1		5,000,000	5,010,576

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Parish of St. James-Nustar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB-	$1,000,000	$1,026,368
Parish of St. James-Nustar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB-	6,375,000	6,859,434
Parish of St. James-Nustar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB-	2,750,000	2,959,040
Parish of St. James-Nustar Logistics LP LA†	6.35%		7/1/2040	BB-	5,000,000	5,392,233
Parish of St. James-Nustar Logistics LP LA†	6.35%		10/1/2040	BB-	7,690,000	8,293,254
Parish of St. John the Baptist-Marathon Oil Corporation LA(d)	4.05%	#(a)	6/1/2037	BBB-	7,750,000	7,750,000
Pennsylvania Economic Development Financing Authority-Consol Energy Inc AMT†	9.00%	#(a)	4/1/2051	B	4,250,000	4,792,277
Pennsylvania Economic Development Financing Authority-Covanta Holding Corp AMT†	3.25%		8/1/2039	B	6,980,000	5,057,926
Pennsylvania Economic Development Financing Authority-New Ngc Inc AMT	5.50%		11/1/2044	NR	1,000,000	1,004,136
Polk County Industrial Development Authority-Mineral Development LLC FL†	5.875%		1/1/2033	NR	7,375,000	7,420,406
Port Beaumont Navigation District-Jefferson 2020 Bond Oblig TX†	6.00%		1/1/2025	NR	3,270,000	3,079,611
Port Beaumont Navigation District-Jefferson 2020 Bond Oblig TX AMT†	3.00%		1/1/2050	NR	7,250,000	4,317,164
Port Beaumont Navigation District-Jefferson 2020 Bond Oblig TX AMT†	3.625%		1/1/2035	NR	3,495,000	2,820,277
Port Beaumont Navigation District-Jefferson 2020 Bond Oblig TX AMT†	4.00%		1/1/2050	NR	11,590,000	8,423,197
Public Finance Authority-Ameream LLC WI†	6.75%		12/1/2042	NR	1,000,000	872,679
Public Finance Authority-Celanese US Holdings LLC WI AMT	4.30%		11/1/2030	BBB-	4,000,000	3,898,884
Public Finance Authority-Celanese US Holdings LLC WI AMT	5.00%		1/1/2024	BBB-	6,750,000	6,776,819
Public Finance Authority-Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	BBB-	1,950,000	1,976,495
Public Finance Authority-Red River Valley Alliance WI AMT	4.00%		9/30/2051	Baa3	4,750,000	3,929,814
Public Finance Authority-Sky Harbour Cap Oblg WI AMT	4.00%		7/1/2041	NR	2,500,000	1,965,848
Public Finance Authority-Sky Harbour Cap Oblg WI AMT	4.25%		7/1/2054	NR	25,500,000	18,773,386
Public Finance Authority-TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	11,000,000	10,986,540

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Sumter County Industrial Development Authority-Enviva Inc AL AMT	6.00%	#(a)	7/15/2052	B+	$30,000,000	$27,062,733
Town of Rumford-Officemax Inc ME	6.875%		10/1/2026	B1	1,500,000	1,503,140
Tulsa Airports Improvement Trust-American Airlines Inc OK AMT	5.00%	#(a)	6/1/2035	B-	5,000,000	5,031,194
Tuscaloosa County Industrial Development Authority-Hunt Refining Company AL†	4.50%		5/1/2032	NR	4,913,375	4,305,783
Tuscaloosa County Industrial Development Authority-Hunt Refining Company AL†	5.25%		5/1/2044	NR	23,285,000	19,137,781
Vermont Economic Development Authority-Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	9,000,000	8,857,009
Virginia Small Business Financing Authority-Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B	3,150,000	2,882,086
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR	13,770,000	10,465,200	(e)
Total						656,424,515

Education 6.61%
Arizona Industrial Development Authority-Academies Math & Sci Oblig†	5.625%		7/1/2048	BB+	2,235,000	2,242,623
Arizona Industrial Development Authority-Academies Math & Sci Oblig†	5.75%		7/1/2053	BB+	3,000,000	3,019,729
Arizona Industrial Development Authority-Basis Schools Inc.†	5.00%		7/1/2047	BB	1,325,000	1,208,686
Arizona Industrial Development Authority-Basis Schools Inc.†	5.00%		7/1/2051	BB	3,080,000	2,762,963
Arizona Industrial Development Authority-Odyssey Preparatory Acdmy†	5.00%		7/1/2049	BB-	2,000,000	1,820,520
Arizona Industrial Development Authority-Odyssey Preparatory Acdmy†	5.00%		7/1/2054	BB-	5,000,000	4,478,259
Build NYC Resource Corp.-E Harlem Scholars Oblg Gp NY†	5.75%		6/1/2052	BB+	1,250,000	1,269,659
Build NYC Resource Corp.-E Harlem Scholars Oblg Gp NY†	5.75%		6/1/2062	BB+	3,750,000	3,786,880
California Municipal Finance Authority-Sdori Charter Sch Pptys†	5.625%		3/1/2045	B+	11,500,000	10,738,705	(e)
Camden County Improvement Authority-Kipp Cooper Norcross Obl NJ	6.00%		6/15/2062	BBB	2,535,000	2,696,415
Capital Trust Agency, Inc.-Advantage Admy Oblig Grp FL	5.00%		12/15/2049	Baa3	1,360,000	1,317,083
Capital Trust Agency, Inc.-Advantage Admy Oblig Grp FL	5.00%		12/15/2054	Baa3	705,000	674,504

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Capital Trust Agency, Inc.-Renaissance Chtr Sch 2019 FL†	5.00%		6/15/2039	NR		$1,950,000	$1,820,410
Capital Trust Agency, Inc.-Renaissance Chtr Sch 2019 FL†	5.00%		6/15/2049	NR		9,815,000	8,584,343	(e)
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%		4/1/2048	A	(b)	7,250,000	7,905,718
Chicago Board of Education Dedicated Capital Improvement Tax IL (BAM)	5.00%		4/1/2045	NR		2,500,000	2,615,057
Chicago Board of Education IL GO	4.00%		12/1/2047	BB+		20,880,000	17,676,993
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+		4,000,000	4,076,186
City of Jacksonville-Jacksonville University FL†	5.00%		6/1/2053	NR		6,500,000	5,630,629
Clifton Higher Education Finance Corp.-Intl American Edu Fed TX	5.75%		8/15/2045	NR		6,500,000	6,426,945
Columbus-Franklin County Finance Authority-Ohio Dominican University	6.50%		3/1/2048	NR		5,010,000	3,987,515
Columbus-Franklin County Finance Authority-Ohio Dominican University	6.50%		3/1/2053	NR		3,500,000	2,735,193
Connecticut State Health & Educational Facilities Authority-Yale University	3.40%	#(a)	7/1/2042	AAA		1,400,000	1,400,000
County of Frederick-Mount St Mary’s Univ MD†	5.00%		9/1/2037	BB+		1,500,000	1,433,146
County of Frederick-Mount St Mary’s Univ MD†	5.00%		9/1/2045	BB+		12,645,000	11,472,808
County of Tuscarawas-Ashland University OH	6.00%		3/1/2045	NR		5,000,000	5,001,448
Development Authority Of The City of Marietta-Life University Inc GA†	5.00%		11/1/2047	Ba3		8,000,000	7,224,974
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%		11/1/2037	Ba3		9,000,000	8,674,762
Dutchess County Local Development Corp.-Bard College NY†	5.00%		7/1/2051	BBB-		9,000,000	8,980,375
Florida Higher Educational Facilities Financial Authority-Jacksonville University†	5.00%		6/1/2048	NR		7,400,000	6,540,820
Illinois Finance Authority-Depaul College Prep†	5.50%		8/1/2043	BB+		1,360,000	1,346,756
Illinois Finance Authority-Depaul College Prep†	5.625%		8/1/2053	BB+		4,500,000	4,412,970
Illinois Finance Authority-Illinois Inst of Tech	4.00%		9/1/2041	Ba2		5,490,000	4,333,227	(e)
Illinois Finance Authority-Illinois Inst of Tech	5.00%		9/1/2038	Ba2		4,885,000	4,589,638
Illinois Finance Authority-Illinois Inst of Tech	5.00%		9/1/2040	Ba2		1,750,000	1,610,669

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Industrial Development Authority of the City of Phoenix-Basis Schools Inc Oblig AZ†	5.00%		7/1/2045	BB	$7,200,000	$6,645,190
Iowa Higher Education Loan Authority-Des Moines Univ Osteopath	5.375%		10/1/2052	BBB+	2,000,000	2,088,549
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.25%		10/1/2040	NR	3,000,000	2,972,898
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.50%		10/1/2051	NR	7,915,000	7,892,352
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd-Lipscomb University Oblig TN	5.25%		10/1/2058	BBB-	12,150,000	12,168,385
New Jersey Economic Development Authority	5.00%		6/15/2043	NR	1,855,000	2,128,709
New Jersey Economic Development Authority	5.00%		6/15/2043	A3	3,145,000	3,291,992
New York State Dormitory Authority-St John's University	4.00%		7/1/2048	A-	2,360,000	2,282,625
New York State Dormitory Authority-Yeshiva University	5.00%		7/15/2042	BBB-	3,725,000	3,799,760
New York State Dormitory Authority-Yeshiva University	5.00%		7/15/2050	BBB-	8,000,000	8,018,640
Public Finance Authority-Minnesota Medical Univ WI†(c)	5.50%		12/1/2048	NR	82,164	25,471	(e)
Public Finance Authority-Wingate University WI	5.25%		10/1/2043	BBB-	2,000,000	1,982,318
State of Nevada Department of Business & Industry-Somerset Acad Nlv Bldg 1†	5.00%		12/15/2048	BB	1,500,000	1,335,001
University of Illinois (AGM)	4.00%		4/1/2037	AA	5,745,000	5,720,351
Total						224,848,849

Energy 0.24%
Lower Alabama Gas District	5.00%		9/1/2034	A2	5,000,000	5,232,464
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	3,000,000	3,061,047
Total						8,293,511

Financial Services 0.63%
Berks County Industrial Development Authority-Tower Health Oblig Group PA	5.00%		11/1/2047	B	12,925,000	7,839,855
Berks County Industrial Development Authority-Tower Health Oblig Group PA	5.00%		11/1/2050	B	23,325,000	13,645,125
Total						21,484,980

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation 12.95%
Academical Village Community Development District FL	3.625%		5/1/2040	NR	$2,320,000	$1,870,046
Academical Village Community Development District FL	4.00%		5/1/2051	NR	4,500,000	3,453,380
American Samoa Economic Development Authority†	5.00%		9/1/2038	Ba3	5,500,000	5,501,029
American Samoa Economic Development Authority	6.625%		9/1/2035	Ba3	2,275,000	2,389,230
American Samoa Economic Development Authority†	7.125%		9/1/2038	Ba3	7,020,000	7,786,635
Arlington Higher Education Finance Corp.-Brooks Collegiate Acad TX	5.00%		6/15/2041	NR	3,000,000	2,676,355
Arlington Higher Education Finance Corp.-Brooks Collegiate Acad TX	5.00%		6/15/2051	NR	4,230,000	3,518,234
Black Belt Energy Gas District AL	5.25%	#(a)	2/1/2053	A1	7,500,000	7,903,768
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	17,500,000	17,921,883
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	5,000,000	5,217,229
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	5,170,000	5,380,543
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	2,500,000	2,599,620
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	2,000,000	2,075,939
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	1,500,000	1,552,424
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	9,515,000	9,919,159
Chicago Board of Education IL GO	5.00%		12/1/2047	BB+	8,690,000	8,604,339
Chicago Board of Education IL GO	5.25%		12/1/2035	BB+	7,215,000	7,295,490
Chicago Board of Education IL GO	5.25%		12/1/2039	BB+	13,410,000	13,555,307
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	5,000,000	5,274,088
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	2,000,000	2,222,801
Chicago Board of Education IL GO	7.00%		12/1/2044	BB+	2,180,000	2,306,447
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB+	6,560,000	7,121,312
Chicago O'Hare International Airport IL AMT	5.00%		1/1/2052	A+	5,000,000	5,068,057
City of Chicago IL GO	5.50%		1/1/2030	BBB+	3,435,000	3,531,934
City of Chicago IL GO	5.50%		1/1/2033	BBB+	3,305,000	3,392,440
City of Chicago IL GO	5.50%		1/1/2037	BBB+	1,000,000	1,020,976
City of Chicago IL GO	5.50%		1/1/2039	BBB+	2,125,000	2,315,493
City of Chicago IL GO	5.50%		1/1/2049	BBB+	9,090,000	9,516,591
City of Chicago IL GO	6.00%		1/1/2038	BBB+	18,085,000	19,335,589
City of Coralville IA GO	4.50%		6/1/2032	BB+	4,000,000	4,038,331

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of New Haven CT GO	5.50%		8/1/2033	BBB+	$1,000,000	$1,112,098
City of New Haven CT GO	5.50%		8/1/2035	BBB+	660,000	726,888
City of New Haven CT GO	5.50%		8/1/2037	BBB+	1,280,000	1,392,542
City of New York NY GO	3.65%	#(a)	3/1/2040	AA	15,700,000	15,700,000
City of Scranton PA GO†	5.00%		9/1/2028	BB+	2,085,000	2,116,214
City of Scranton PA GO†	5.00%		9/1/2029	BB+	1,000,000	1,013,213
City of Scranton PA GO	5.00%		11/15/2032	BB+	10,920,000	10,951,114
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	19,500,000	8,506,875
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	5,086,075	4,316,660
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	12,450,000	10,129,133
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	30,638,156	23,973,110
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	766,159	801,101
County of Pasco FL (AGM)	5.75%		9/1/2054	A1	2,000,000	2,231,524
Finance Authority of Maine-Casella Waste Systems Inc AMT†	4.375%	#(a)	8/1/2035	B+	1,250,000	1,224,136
Green Valley Ranch East Metropolitan District No. 6 CO GO	5.875%		12/1/2050	NR	5,750,000	5,524,254
Main Street Natural Gas, Inc. GA	5.00%	#(a)	6/1/2053	A3	14,000,000	14,613,228
New York State Urban Development Corp.	3.00%		3/15/2049	Aa1	10,000,000	7,889,555
Pennsylvania Economic Development Financing Authority AMT	5.25%		6/30/2053	Baa2	15,000,000	15,227,151
Pennsylvania Economic Development Financing Authority AMT	6.00%		6/30/2061	Baa2	17,500,000	19,207,351
Public Finance Authority-Ameream LLC WI†	7.00%		12/1/2050	NR	23,050,000	20,182,472
Puerto Rico Public Finance Corp.	Zero Coupon		8/1/2031	NR	12,250,000	321,563	(e)
State of Illinois GO	3.50%		6/1/2029	A-	4,520,000	4,550,143
State of Illinois GO	4.00%		10/1/2034	A-	10,070,000	10,299,196
State of Illinois GO	4.00%		6/1/2037	A-	7,040,000	7,046,260
State of Illinois GO	4.00%		11/1/2041	A-	2,730,000	2,607,876
State of Illinois GO	5.50%		5/1/2030	A-	7,045,000	7,935,089
State of Illinois GO	5.50%		5/1/2039	A-	8,280,000	9,166,727
State of Illinois GO	5.50%		10/1/2039	A-	4,000,000	4,538,172
State of Illinois GO	5.50%		3/1/2042	A-	5,250,000	5,846,315
State of Illinois GO	5.50%		3/1/2047	A-	15,270,000	16,842,185
State of Illinois GO	5.75%		5/1/2045	A-	1,000,000	1,102,930
Tennessee Energy Acquisition Corp.	5.00%	#(a)	5/1/2053	A2	17,600,000	18,121,729

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
University City Industrial Development Authority MO(d)	4.875%		6/15/2036	NR	$1,200,000	$1,199,338
University City Industrial Development Authority MO	5.50%		6/15/2042	NR	6,000,000	5,992,417
Washington State Convention Center Public Facilities District	4.00%		7/1/2043	Baa3	4,640,000	4,036,459
Total						440,809,687

Health Care 14.88%
Antelope Valley Healthcare District CA	5.00%		3/1/2041	BBB	4,000,000	4,014,602
Antelope Valley Healthcare District CA	5.00%		3/1/2046	BBB	3,300,000	3,238,741
Antelope Valley Healthcare District CA	5.25%		3/1/2036	BBB	1,000,000	1,027,234
Atlanta Development Authority The-Georgia Protoncare Ctr In(c)	6.00%		1/1/2023	NR	2,000,000	900,000
Atlanta Development Authority The-Georgia Protoncare Ctr In(c)	6.75%		1/1/2035	NR	1,500,000	675,000
Atlanta Development Authority The-Georgia Protoncare Ctr In(c)	7.00%		1/1/2040	NR	8,000,000	3,600,000
Berks County Industrial Development Authority-Tower Health Oblig Group PA	4.00%		11/1/2047	B	15,315,000	7,563,815
Berks County Industrial Development Authority-Tower Health Oblig Group PA	4.00%		11/1/2050	B	6,000,000	2,939,761
Berks County Municipal Authority-Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	B	3,235,000	2,786,760
Berks County Municipal Authority-Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	B	1,505,000	1,207,322
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2040	BB	4,880,000	4,693,300
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2045	BB	910,000	847,278
Bucks County Industrial Development Authority-Grand View Hosp Oblig Grp PA	4.00%		7/1/2046	BB	22,745,000	18,124,408
Bucks County Industrial Development Authority-Grand View Hosp Oblig Grp PA	4.00%		7/1/2051	BB	1,050,000	790,780
Bucks County Industrial Development Authority-Grand View Hosp Oblig Grp PA	5.00%		7/1/2054	BB	5,500,000	5,006,077
Buffalo & Erie County Industrial Land Development Corp.-Catholic Hlth Sys Oblig NY	5.00%		7/1/2040	B-	11,020,000	9,130,187
California Municipal Finance Authority-Cmnty Hosps Ctrl Grp	3.00%		2/1/2046	A3	5,000,000	3,681,870

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Public Finance Authority-Kendal At Ventura†	10.00%		5/15/2028	NR		$6,500,000	$6,452,813	(e)
California Public Finance Authority-Kendal At Ventura†	12.00%		5/15/2028	NR		1,000,000	999,751	(e)
California Statewide Communities Development Authority-Eskaton Pptys Inc Oblg Gp	5.25%		11/15/2034	BBB-		1,640,000	1,639,920
California Statewide Communities Development Authority-Loma Linda Univ Med Obl†	5.25%		12/1/2056	BB		21,545,000	20,972,424
California Statewide Communities Development Authority-Loma Linda Univ Med Obl	5.50%		12/1/2054	BB		13,205,000	13,215,909
California Statewide Communities Development Authority-Loma Linda Univ Med Obl†	5.50%		12/1/2058	BB		17,750,000	17,754,780
California Statewide Communities Development Authority-Loma Linda Univ Med OBL	5.25%		12/1/2044	BB		8,805,000	8,823,144
California Statewide Communities Development Authority-Verity Hlth Sys Oblig	5.50%		7/1/2039	NR		86,182	81,011
California Statewide Communities Development Authority-Verity Hlth Sys Oblig	5.75%		7/1/2024	NR		21,103	19,836
California Statewide Communities Development Authority-Verity Hlth Sys Oblig	5.75%		7/1/2035	NR		42,205	39,673
Charlotte-Mecklenburg Hospital Authority-Atrium Health OBLIG Grp NC	3.65%	#(a)	1/15/2048	AA-		2,000,000	2,000,000
Chester County Health & Education Facilities Authority-Immaculata University PA	5.00%		11/1/2037	BB-	(b)	4,000,000	3,376,568
Chester County Health & Education Facilities Authority-Immaculata University PA	5.00%		11/1/2046	BB-	(b)	4,100,000	3,175,296
City of Blaine-Crest View Obligated Grp MN	6.125%		7/1/2050	NR		5,000,000	3,250,000
City of Fruita Healthcare Revenue-Lower Vy Hosp Assoc Oblig CO†	5.375%		1/1/2033	NR		3,400,000	3,181,725
City of Fruita Healthcare Revenue-Lower Vy Hosp Assoc Oblig CO†	5.50%		1/1/2048	NR		13,000,000	10,639,630
County of Cuyahoga-The Metrohealth System OH	5.50%		2/15/2052	BBB		8,175,000	8,360,299

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
County of Cuyahoga-The Metrohealth System OH	5.50%	2/15/2057	BBB	$4,900,000	$5,006,856
County of Howard-Columbia Vantage Hse Corp MD	5.00%	4/1/2044	NR	2,955,000	2,468,891
County of Howard-Columbia Vantage Hse Corp MD	5.00%	4/1/2046	NR	7,000,000	5,755,732
County of Muskingum-Genesis Hlthcare Oblig Gp OH	5.00%	2/15/2033	BB+	2,765,000	2,766,198
County of Muskingum-Genesis Hlthcare Oblig Gp OH	5.00%	2/15/2044	BB+	21,690,000	20,084,947
County of Washington-Marietta Area Hlthcr Oblg OH	6.75%	12/1/2052	NR	15,100,000	15,185,552
County of Wilson-Wilson County Hospital KS	5.60%	9/1/2036	NR	3,530,000	3,017,641	(e)
Crawford County Hospital Authority-Meadville Med Ctr Oblig PA	6.00%	6/1/2046	NR	2,225,000	2,276,800
Crawford County Hospital Authority-Meadville Med Ctr Oblig PA	6.00%	6/1/2051	NR	2,600,000	2,643,465
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB	3,700,000	3,719,793
Doylestown Hospital Authority Oblig PA	5.00%	7/1/2049	B3	2,375,000	1,883,949
Duluth Economic Development Authority-Essentia Health Oblig Grp MN	5.00%	2/15/2053	A-	5,000,000	5,096,449
Duluth Economic Development Authority-Essentia Health Oblig Grp MN	5.25%	2/15/2058	A-	18,000,000	18,700,634
Duluth Economic Development Authority-St Lukes Hosp Duluth Obl MN	5.25%	6/15/2052	BBB-	5,000,000	5,099,081
Franklin Health & Educational Facilities Board-MTPC LLC Obigate Group TN†(c)	7.50%	6/1/2047	NR	7,635,000	1,679,700
Fulton County Industrial Development Authority Fulton County Medical Ctr PA	5.00%	7/1/2046	NR	4,450,000	4,325,458
Fulton County Industrial Development Authority Fulton County Medical Ctr PA	5.00%	7/1/2051	NR	5,000,000	4,806,637
Gainesville & Hall County Hospital Authority-Northeast Hlth Sys Grp GA GTD	5.50%	8/15/2054	AA	3,600,000	3,794,425
Glendale Industrial Development Authority-Beatitudes Campus Oblig AZ	5.00%	11/15/2036	NR	1,500,000	1,353,925
Glendale Industrial Development Authority-Beatitudes Campus Oblig AZ	5.00%	11/15/2040	NR	3,000,000	2,605,627
Glendale Industrial Development Authority-Beatitudes Campus Oblig AZ	5.00%	11/15/2053	NR	6,000,000	4,744,274

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Harris County Cultural Education Facilities Finance Corp.-Brazos Presbyterian Oblig TX	5.125%	1/1/2048	BB+	(b)	$1,655,000	$1,410,857
Holmes County Hospital Corp. FL(c)	5.75%	11/1/2026	NR		3,760,000	3,538,449
Holmes County Hospital Corp. FL	6.00%	11/1/2038	NR		7,115,000	6,422,695	(e)
Industrial Development Authority of the County of Pima-La Posada Park Centre Obl AZ†	6.875%	11/15/2052	NR		4,000,000	4,065,622
Industrial Development Authority of the County of Pima-La Posada Park Centre Obl AZ†	7.00%	11/15/2057	NR		5,500,000	5,587,771
Kentucky Economic Development Finance Authority-Masonic Homes Oblig	5.375%	11/15/2032	NR		1,100,000	1,005,843
King County Public Hospital District No. 4 WA	6.25%	12/1/2045	NR		4,000,000	4,116,979
Kirkwood Industrial Development Authority-Ashfield Active Lvg Oblig MO	5.25%	5/15/2042	BB-	(b)	1,750,000	1,514,146
Kirkwood Industrial Development Authority-Ashfield Active Lvg Oblig MO	5.25%	5/15/2050	BB-	(b)	3,750,000	3,090,168
Louisiana Local Government Environmental Facilities & Community Development Authority-St James Place Oblig Grp	6.25%	11/15/2045	NR		6,100,000	5,768,511
Magnolia West Community Development District FL	5.35%	5/1/2037	NR		210,000	211,272
Maryland Health & Higher Educational Facilities Authority-Doctors Hosp Inc Oblg Grp	5.00%	7/1/2038	A3		10,415,000	10,663,186
Massachusetts Development Finance Agency-Ascentria Care Alliance†	5.00%	7/1/2041	NR		3,500,000	2,996,835
Massachusetts Development Finance Agency-Ascentria Care Alliance†	5.00%	7/1/2051	NR		5,625,000	4,508,718
Massachusetts Development Finance Agency-Ascentria Care Alliance†	5.00%	7/1/2056	NR		2,310,000	1,806,808	(e)
Massachusetts Development Finance Agency-Boston Med Ctr Oblig Grp	5.25%	7/1/2048	BBB		2,600,000	2,782,265
Massachusetts Development Finance Agency-Boston Med Ctr Oblig Grp	5.25%	7/1/2052	BBB		2,500,000	2,621,396
Moon Industrial Development Authority-Baptist Homes Society Obl PA	6.00%	7/1/2045	NR		9,250,000	7,793,448
New Hampshire Business Finance Authority-Ascentria Care Alliance†	5.00%	7/1/2041	NR		1,885,000	1,603,142

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Hampshire Business Finance Authority-Ascentria Care Alliance†	5.00%	7/1/2051	NR	$3,225,000	$2,547,201
New Hampshire Business Finance Authority-Ascentria Care Alliance†	5.00%	7/1/2056	NR	1,910,000	1,467,076
New Jersey Economic Development Authority-Bancroft Neurohealth Olbg	5.00%	6/1/2036	NR	1,500,000	1,428,955
New York City Industrial Development Agency-Yankee Stadium LLC NY	3.00%	3/1/2049	Baa1	3,750,000	2,779,923
New York State Dormitory Authority	4.00%	3/15/2049	AA+	6,290,000	6,063,424
New York State Dormitory Authority-Catholic Hlth Sys Oblig	4.00%	7/1/2045	B-	4,500,000	3,163,002
Niagara Area Development Corp.-Catholic Hlth Sys Oblig NY	4.50%	7/1/2052	B-	3,240,000	2,350,097
Niagara Area Development Corp.-Catholic Hlth Sys Oblig NY	5.00%	7/1/2052	B-	8,545,000	6,575,848
Oconee County Industrial Development Authority-Westminster Presbytrn GA	6.25%	12/1/2048	NR	2,000,000	1,712,801
Oconee County Industrial Development Authority-Westminster Presbytrn GA	6.375%	12/1/2053	NR	3,000,000	2,562,065
Oklahoma Development Finance Authority-OU Medicine Obligated Grp	5.45%	8/15/2028	BB-	3,000,000	2,534,668
Oklahoma Development Finance Authority-OU Medicine Obligated Grp	5.50%	8/15/2052	BB-	10,000,000	9,663,512
Orange County Health Facilities Authority-Orlando Hlth Oblig Group FL	5.00%	10/1/2053	A+	4,000,000	4,251,499
Philadelphia Authority for Industrial Development-Gtr Phila Hlth Action Inc PA	6.50%	6/1/2045	NR	2,485,000	2,408,269
Philadelphia Authority for Industrial Development-Gtr Phila Hlth Action Inc PA	6.625%	6/1/2050	NR	3,415,000	3,332,746
Public Finance Authority-Bancroft Neurohealth Oblg WI†	4.625%	6/1/2036	NR	4,330,000	3,902,875
Public Finance Authority-Bancroft Neurohealth Oblg WI†	5.125%	6/1/2048	NR	7,060,000	6,312,890
Public Finance Authority-Lehigh VY Hlth Network WI†	7.25%	12/1/2042	NR	8,750,000	8,673,782
Public Finance Authority-Lehigh VY Hlth Network WI†	7.50%	12/1/2052	NR	8,650,000	8,565,866
Public Finance Authority-Moses Cone Hospital Ob Gp WI	5.00%	10/1/2052	AA-	8,750,000	9,196,878

`See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Public Finance Authority-Proton Intl-Delray LLC WI†(c)	6.85%	11/1/2046	NR		$2,000,000	$1,200,000
Public Finance Authority-Proton Intl Alabama LLC WI†(c)	6.85%	10/1/2047	NR		3,000,000	2,217,452
Public Finance Authority-Rose Villa Inc Obl Grp WI†	5.75%	11/15/2044	NR		2,035,000	2,121,154
Rhode Island Health & Educational Building Corp.-Care New England Hlth Obl	5.00%	9/1/2036	B+		7,000,000	6,682,113
Shelby County Health Educational & Housing Facilities Board-Luke Inc Obligated Group TN	5.75%	10/1/2059	NR		10,000,000	7,542,218
South Carolina Jobs-Economic Development Authority-Hampton Regl Med Ctr Obl	5.00%	11/1/2042	NR		3,815,000	3,596,929
South Carolina Jobs-Economic Development Authority-Hampton Regl Med Ctr Obl	5.00%	11/1/2046	NR		6,070,000	5,627,342
Southeastern Ohio Port Authority-Marietta Area Hlthcr Oblg	5.50%	12/1/2043	B+	(b)	5,025,000	4,530,744
Tarrant County Cultural Education Finance Corp TX(f)	5.00%	7/1/2053	A1		9,550,000	10,127,990
Upper San Juan Health Service District Medical Center Revenue CO	6.00%	6/1/2041	NR		2,225,000	2,238,602
Upper San Juan Health Service District Medical Center Revenue CO	6.125%	6/1/2046	NR		3,015,000	3,028,112
Washington State Housing Finance Commission-Spokane United Method Hms†	6.00%	1/1/2024	NR		240,000	245,621
Wisconsin Health & Educational Facilities Authority-Amer Baptist Homes Oblig	5.00%	8/1/2039	NR		1,625,000	1,334,906
Wisconsin Health & Educational Facilities Authority-Sauk-Prairie Mem Hosp Obl	5.375%	2/1/2048	Ba2		4,000,000	3,775,032
Total						506,495,651

Housing 4.32%
Arizona Industrial Development Authority-Provident Grp-Nccu Pptys (BAM)	5.00%	6/1/2058	AA		2,500,000	2,682,793
California Community Housing Agency†	3.00%	2/1/2057	NR		12,995,000	8,602,261
California Community Housing Agency†	4.00%	2/1/2050	NR		21,045,000	15,944,744
California Community Housing Agency†	5.00%	8/1/2050	NR		11,000,000	10,285,086
California Housing Finance Agency	3.25%	8/20/2036	BBB		14,206,419	13,038,238
California Housing Finance Agency	4.25%	1/15/2035	BBB+		3,358,421	3,419,707

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
California Municipal Finance Authority-Caritas Affordable Hsg	5.25%	8/15/2039	A-	$550,000	$559,405
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR	9,650,000	7,639,138
CSCDA Community Improvement Authority CA†	3.00%	6/1/2047	NR	16,640,000	12,228,887
CSCDA Community Improvement Authority CA†	3.00%	3/1/2057	NR	5,000,000	3,278,830
CSCDA Community Improvement Authority CA†	3.125%	8/1/2056	NR	14,500,000	9,914,943
CSCDA Community Improvement Authority CA†	4.00%	9/1/2046	NR	2,250,000	1,816,208
CSCDA Community Improvement Authority CA†	4.00%	8/1/2056	NR	4,450,000	3,423,976
CSCDA Community Improvement Authority CA†	4.00%	12/1/2056	NR	15,000,000	10,885,081
CSCDA Community Improvement Authority CA†	4.00%	2/1/2057	NR	3,500,000	2,467,925
CSCDA Community Improvement Authority CA†	4.00%	3/1/2057	NR	1,500,000	1,057,381
CSCDA Community Improvement Authority CA†	4.00%	6/1/2057	NR	13,980,000	9,721,772
Maryland Economic Development Corp.	5.75%	7/1/2053	BBB-	2,000,000	2,129,557
Maryland Economic Development Corp.	6.00%	7/1/2058	BBB-	5,000,000	5,416,012
New Hampshire Business Finance Authority	4.375%	9/20/2036	BBB	5,448,632	5,399,358
New York State Housing Finance Agency (SONYMA/FNMA)	3.25%	11/1/2052	Aa2	5,000,000	3,869,171
Roanoke County Economic Development Authority-Richfield Living Oblig VA(c)	5.25%	9/1/2049	NR	15,000,000	9,825,141	(e)
Roanoke County Economic Development Authority-Richfield Living Oblig VA(c)	5.375%	9/1/2054	NR	5,500,000	3,546,940	(e)
Total					147,152,554

Lease Obligations 0.83%
New Jersey Economic Development Authority	5.00%	6/15/2042	A3	2,000,000	2,219,207
New Jersey Economic Development Authority	5.00%	6/15/2043	A3	3,800,000	3,977,606
New Jersey Economic Development Authority	5.00%	6/15/2047	A3	5,450,000	5,625,290
New Jersey Economic Development Authority	5.50%	6/15/2029	A3	3,575,000	3,975,991
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	BBB+	1,175,000	1,181,135

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.625%		1/1/2052	BBB+	$5,000,000	$5,028,960
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2035	A3	3,250,000	3,504,183
St. Louis Municipal Finance Corp. MO (AGM)	5.00%		10/1/2045	AA	2,500,000	2,654,299
Total						28,166,671

Other Revenue 5.45%
Anson Education Facilities Corp.-Arlington Classics Acdmy TX	5.00%		8/15/2045	BBB-	2,250,000	2,270,857
Arizona Industrial Development Authority-American Chtr Schs Fndtn†	6.00%		7/1/2047	BB+	2,460,000	2,500,105
Arizona Industrial Development Authority-Odyssey Preparatory Academy†	5.50%		7/1/2052	BB-	750,000	727,661
Arlington Higher Education Finance Corp.-Newman Internantional Acdmy TX	5.50%		8/15/2046	NR	5,000,000	4,675,735
Build NYC Resource Corp.-Shefa School NY†	5.00%		6/15/2051	NR	7,160,000	6,432,676
California School Finance Authority-Kipp Socal Pub Schs Obl†	5.125%		7/1/2044	BBB	2,390,000	2,408,702
Capital Trust Agency, Inc.-Educational Growth Fund FL†	5.00%		7/1/2056	NR	15,350,000	13,650,628
Capital Trust Agency, Inc.-Franklin Acad Ser 2020 Ob FL†	5.00%		12/15/2050	NR	14,700,000	12,637,006
Chester County Industrial Development Authority-Collegium Charter School PA	5.125%		10/15/2037	BB	1,000,000	973,515
Chester County Industrial Development Authority-Collegium Charter School PA	5.25%		10/15/2047	BB	2,500,000	2,262,217
Cleveland-Cuyahoga County Port Authority-Playhouse Square Fdtn OH	5.25%		12/1/2038	BB+	1,400,000	1,421,791
Cleveland-Cuyahoga County Port Authority-Playhouse Square Fdtn OH	5.50%		12/1/2043	BB+	1,850,000	1,885,839
Cleveland-Cuyahoga County Port Authority-Playhouse Square Fdtn OH	5.50%		12/1/2053	BB+	11,485,000	11,623,109
Clifton Higher Education Finance Corp.-Idea Public Schools TX	6.00%		8/15/2043	A-	1,000,000	1,008,108
Clifton Higher Education Finance Corp.-Intl American Edu Fed TX	6.125%		8/15/2048	NR	22,025,000	22,169,469
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	26,469,353	11,514,169
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	796,127	104,492

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Florence Town, Inc. Industrial Development Authority-Legacy Tradtnl Sch Oblig AZ†	6.00%	7/1/2043	Ba2	$3,250,000	$3,275,341
Florida Development Finance Corp.-Franklin Acad Ser 2016 Ob†	5.00%	7/15/2046	NR	4,000,000	3,743,834	(e)
Florida Development Finance Corp.-Palm Bay Academy Inc†	Zero Coupon	5/15/2037	NR	1,220,000	244,000
Florida Development Finance Corp.-Palm Bay Academy Inc†	Zero Coupon	5/15/2037	NR	940,000	9
Florida Development Finance Corp.-Palm Bay Academy Inc†	6.375%	5/15/2037	NR	2,620,000	2,239,751
Florida Development Finance Corp.-Renaissance Chtr 2020 C/D†	5.00%	9/15/2040	NR	1,050,000	913,739
Florida Development Finance Corp.-Renaissance Chtr 2020 C/D†	5.00%	9/15/2050	NR	2,200,000	1,763,357
Florida Development Finance Corp.-Renaissance Chtr Sch 2015†	6.125%	6/15/2046	NR	5,000,000	5,015,201
George L Smith II Congress Center Authority-Signia Hotel Mgmt LLC GA†	5.00%	1/1/2054	NR	14,920,000	11,708,610
Industrial Development Authority of the City of Phoenix-Basis Schools Inc Oblig AZ†	5.00%	7/1/2046	BB	2,000,000	1,835,181
Industrial Development Authority of the County of Pima-Edkey Obligated Group AZ†	5.00%	7/1/2049	NR	6,000,000	5,368,616
Industrial Development Authority of the County of Pima-Edkey Obligated Group AZ†	5.00%	7/1/2055	NR	4,000,000	3,491,688
Jefferson Parish Economic Development & Port District-Kenner Discovery Hlth Sci LA†	5.50%	6/15/2038	NR	3,200,000	3,202,576
Jefferson Parish Economic Development & Port District-Kenner Discovery Hlth Sci LA†	5.625%	6/15/2048	NR	4,350,000	4,210,265
Main Street Natural Gas, Inc. GA	5.00%	5/15/2043	A3	1,900,000	1,910,697
Maricopa County Industrial Development Authority-Paragon Management Inc AZ†	5.00%	7/1/2047	BB+	4,000,000	3,769,340
Maricopa County Industrial Development Authority AZ†	5.00%	7/1/2049	BB+	2,335,000	2,064,542
Maryland Economic Development Corp.(c)	5.00%	12/1/2031	NR	10,700,000	6,420,000
Maryland Economic Development Corp.(c)	5.25%	12/1/2031	NR	3,000,000	1,800,000
Michigan Finance Authority-Bradford Academy	4.30%	9/1/2030	NR	970,000	878,975	(e)
Michigan Finance Authority-Bradford Academy	4.80%	9/1/2040	NR	1,845,000	1,544,514

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Michigan Finance Authority-Bradford Academy	5.00%	9/1/2050	NR	$3,010,000	$2,416,055
Michigan Public Educational Facilities Authority-Crescent Academy	7.00%	10/1/2036	NR	610,000	610,257
Middlesex County Improvement Authority NJ	6.125%	1/1/2025	NR	2,790,000	34,875
Middlesex County Improvement Authority NJ	6.25%	1/1/2037	NR	5,755,000	71,937
New Jersey Economic Development Authority	5.00%	11/1/2052	A3	10,370,000	10,928,004
Plymouth Educational Center Charter School MI	5.375%	11/1/2030	D	1,425,000	869,250
Utah Charter School Finance Authority-Freedom Academy Fndtn†	5.00%	6/15/2041	NR	1,020,000	944,029
Utah Charter School Finance Authority-Freedom Academy Fndtn†	5.00%	6/15/2052	NR	1,300,000	1,136,265
Utah Charter School Finance Authority-Freedom Academy Fndtn†	5.375%	6/15/2048	NR	5,150,000	4,809,911
Total					185,486,898

Special Tax 4.32%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba3	2,425,000	2,465,497
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2042	NR	3,250,000	3,199,850
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	11,680,000	11,903,635
Anne Arundel County Consolidated Special Taxing District MD Special Tax	5.125%	7/1/2036	NR	1,030,000	1,032,433
Anne Arundel County Consolidated Special Taxing District MD Special Tax	5.25%	7/1/2044	NR	2,150,000	2,150,423
Arborwood Community Development District FL	6.90%	5/1/2036	NR	610,000	611,138
Arborwood Community Development District FL	6.90%	5/1/2036	NR	50,000	49,954
Atlanta Urban Redevelopment Agency GA†	3.625%	7/1/2042	NR	1,875,000	1,577,151
Atlanta Urban Redevelopment Agency GA†	3.875%	7/1/2051	NR	3,330,000	2,709,997
Babcock Ranch Community Independent Special District FL	5.00%	5/1/2042	NR	4,000,000	3,862,107
Babcock Ranch Community Independent Special District FL	5.00%	5/1/2053	NR	4,000,000	3,732,732
Celebration Pointe Community Development District No. 1 FL	3.375%	5/1/2041	NR	895,000	683,420

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Celebration Pointe Community Development District No. 1 FL	5.00%	5/1/2048	NR	$6,555,000	$6,069,739
City of Baltimore MD	4.875%	6/1/2042	NR	1,275,000	1,225,029
City of Baltimore MD	5.00%	6/1/2051	NR	1,600,000	1,528,057
City of North Las Vegas NV	4.50%	6/1/2039	NR	480,000	455,352
City of North Las Vegas NV	4.625%	6/1/2043	NR	480,000	449,738
City of North Las Vegas NV	4.625%	6/1/2049	NR	730,000	667,388
County of Frederick MD Special Tax†	4.00%	7/1/2050	NR	3,755,000	3,272,802
County of Frederick MD Tax Allocation†	4.625%	7/1/2043	NR	2,155,000	2,095,267
County of Prince George’s MD Tax Allocation†	5.125%	7/1/2039	NR	1,100,000	1,086,189
County of Prince George’s MD Tax Allocation†	5.25%	7/1/2048	NR	5,125,000	5,035,224
Denver International Business Center Metropolitan District No. 1 CO GO	6.00%	12/1/2048	NR	2,300,000	2,288,581
Grandview Industrial Development Authority MO Tax Allocation(c)	5.75%	12/1/2028	NR	1,000,000	220,000	(e)
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,500,000	2,814,495
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	4,875,000	3,635,741
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A	3,375,000	3,425,648
Miami World Center Community Development District FL	5.25%	11/1/2049	NR	4,500,000	4,429,399
Mida Mountain Village Public Infrastructure District UT†	4.00%	8/1/2050	NR	8,500,000	6,055,895
Mida Mountain Village Public Infrastructure District UT†	4.25%	8/1/2035	NR	3,290,000	2,890,654
Mida Mountain Village Public Infrastructure District UT†	4.50%	8/1/2040	NR	1,250,000	1,057,038
Mida Mountain Village Public Infrastructure District UT†	5.00%	8/1/2050	NR	3,500,000	2,824,888
Military Installation Development Authority UT	4.00%	6/1/2041	NR	1,250,000	995,707
Military Installation Development Authority UT	4.00%	6/1/2052	NR	11,485,000	8,117,232
Northern Palm Beach County Improvement District FL	5.00%	8/1/2046	NR	5,000,000	4,878,532
Orange County Community Facilities District CA Special Tax	5.00%	8/15/2042	NR	2,000,000	2,081,928

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Orange County Community Facilities District CA Special Tax	5.00%	8/15/2047	NR	$2,000,000	$2,056,182
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	847,026
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2045	NR	6,050,000	5,553,376
Plaza at Noah’s Ark Community Improvement District MO	3.00%	5/1/2030	NR	725,000	656,300
Plaza at Noah’s Ark Community Improvement District MO	3.125%	5/1/2035	NR	500,000	418,624
Prince George’s County Revenue Authority MD Tax Allocation†	5.00%	7/1/2046	NR	5,000,000	5,021,023	(e)
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	2,500,000	2,803,343
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2041	NR	2,000,000	1,338,382
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2051	NR	6,520,000	3,746,195
Scranton Redevelopment Authority PA GTD	5.00%	11/15/2028	BB+	4,385,000	4,317,412
Stone Canyon Community Improvement District MO(c)	5.70%	4/1/2022	NR	1,485,000	386,100
Tahoe-Douglas Visitors Authority NV	5.00%	7/1/2045	NR	2,800,000	2,807,034
Tahoe-Douglas Visitors Authority NV	5.00%	7/1/2051	NR	4,000,000	3,949,604
Tern Bay Community Development District FL	5.375%	5/1/2037	NR	350,000	350,081
Village Community Development District No. 10 FL	6.00%	5/1/2044	NR	805,000	805,710
Village Metropolitan District CO GO	5.00%	12/1/2040	NR	2,000,000	1,917,214
Village Metropolitan District CO GO	5.00%	12/1/2049	NR	4,085,000	3,806,156
West Villages Improvement District FL	4.75%	5/1/2039	NR	1,750,000	1,668,569
West Villages Improvement District FL	5.00%	5/1/2050	NR	3,090,000	2,886,347
Total					146,913,538

Tax Revenue 3.88%
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3	2,750,000	2,961,429
City of Reno NV†	Zero Coupon	7/1/2058	NR	18,500,000	1,840,856
City of Sparks NV†	2.50%	6/15/2024	Ba1	115,000	112,305
City of Sparks NV†	2.75%	6/15/2028	Ba1	750,000	679,020
Matching Fund Special Purpose Securitization Corp. VI	5.00%	10/1/2030	NR	2,500,000	2,557,985

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Matching Fund Special Purpose Securitization Corp. VI	5.00%	10/1/2039	NR	$4,000,000	$3,926,907
Metropolitan Pier & Exposition Authority IL	5.50%	6/15/2053	A	9,150,000	9,296,040
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2037	A	10,000,000	5,218,437
Monongalia County Commission Excise Tax District WV†	4.125%	6/1/2043	NR	4,500,000	4,008,515
Monongalia County Commission Excise Tax District WV†	4.875%	6/1/2043	NR	3,430,000	3,123,821
New York Liberty Development Corp. TCRS (BAM)	3.00%	2/15/2042	AA	4,000,000	3,223,458
New York State Dormitory Authority	3.00%	3/15/2050	AA+	2,500,000	1,920,759
New York State Urban Development Corp.	3.00%	3/15/2047	AA+	3,740,000	3,006,423
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	5,283,000	3,177,455
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	14,025,000	12,798,494
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	34,984,000	32,087,360
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	32,856,000	31,021,712
Territory of Guam	4.00%	1/1/2042	Ba1	7,000,000	6,353,377
Washington State Convention Center Public Facilities District	3.00%	7/1/2048	Baa3	6,710,000	4,624,537
Total					131,938,890

Tobacco 7.69%
Buckeye Tobacco Settlement Financing Authority OH	Zero Coupon	6/1/2057	NR	63,000,000	7,545,970
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	81,120,000	73,558,926
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	26,325,000	6,329,799
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	42,500,000	2,058,207
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2046	NR	4,780,000	916,134
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	21,000,000	2,003,984
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	100,000,000	8,050,760

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco (continued)
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	$30,000,000	$1,691,739
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	292,500,000	29,709,664
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	47,000,000	2,754,529
Iowa Tobacco Settlement Authority	4.00%	6/1/2049	BBB+	4,000,000	3,525,902
Michigan Finance Authority	4.00%	6/1/2049	BBB+	4,005,000	3,568,648
Michigan Finance Authority	5.00%	6/1/2049	BBB+	3,335,000	3,389,936
Michigan Tobacco Settlement Finance Authority	Zero Coupon	6/1/2058	NR	103,300,000	4,213,514
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	22,900,000	904,678
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	50,000,000	2,793,270
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CCC+	3,170,000	2,903,055
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+	3,615,591	3,559,271
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	41,035,000	2,505,728
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR	10,000,000	4,819,308
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR	20,000,000	1,686,608
Tobacco Securitization Authority of Southern California-San Diego County Tobacco	Zero Coupon	6/1/2046	CCC-	15,000,000	2,438,632
Tobacco Securitization Authority of Southern California-San Diego County Tobacco	Zero Coupon	6/1/2054	NR	16,000,000	2,935,482
Tobacco Securitization Authority of Southern California-San Diego County Tobacco	5.00%	6/1/2048	BBB-	2,235,000	2,272,815
Tobacco Settlement Financing Corp. RI	Zero Coupon	6/1/2052	CCC-	25,885,000	4,088,730
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-	9,500,000	2,315,219
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-	110,695,000	27,869,437

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco (continued)
Tobacco Settlement Financing Corp. VA	5.00%		6/1/2047	B-	$34,860,000	$32,808,900
TSASC, Inc. NY	5.00%		6/1/2045	CCC+	7,170,000	6,687,468
TSASC, Inc. NY	5.00%		6/1/2048	NR	12,835,000	11,801,554
Total						261,707,867

Transportation 10.30%
City & County of Denver Airport System Revenue CO AMT	5.50%		11/15/2025	A+	3,410,000	3,451,629
City of Houston Airport System Revenue-United Airlines Inc TX AMT	4.75%		7/1/2024	BB-	2,740,000	2,739,851
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/15/2028	BB-	3,500,000	3,525,222
City of Los Angeles Department of Airports CA AMT	4.00%		5/15/2049	AA-	5,000,000	4,781,050
City of Reno NV†	Zero Coupon		7/1/2058	NR	29,000,000	3,688,846
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2044	A	5,000,000	5,180,863
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2031	A	20,000,000	15,283,680
Foothill-Eastern Transportation Corridor Agency CA	3.95%		1/15/2053	A	5,500,000	4,946,060
Foothill-Eastern Transportation Corridor Agency CA	4.00%		1/15/2043	A-	4,099,000	3,903,838
Greater Orlando Aviation Authority FL AMT	4.00%		10/1/2049	AA-	6,370,000	6,050,328
Maryland Economic Development Corp.-Consol Marine Terminals L	5.75%		9/1/2025	BB	9,000,000	9,078,606
Maryland Economic Development Corp.-Ports America Chesapeake AMT	5.00%		6/1/2044	Baa2	250,000	257,943
Maryland Economic Development Corp.-Ports America Chesapeake AMT	5.00%		6/1/2049	Baa2	750,000	768,719
Maryland Economic Development Corp.-Purple Line Transit Ptr AMT	5.25%		6/30/2047	Baa3	2,500,000	2,551,863
Maryland Economic Development Corp.-Purple Line Transit Ptr AMT	5.25%		6/30/2055	Baa3	12,610,000	12,800,690
Maryland Economic Development Corp. Tax Allocation	4.00%		9/1/2050	NR	14,750,000	12,067,602
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2052	A1	6,500,000	7,069,689
Metropolitan Transportation Authority NY	3.80%	#(a)	11/1/2035	Aa1	9,800,000	9,800,000

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Metropolitan Transportation Authority NY	5.25%	11/15/2044	A3		$10,000,000	$10,133,647
Metropolitan Transportation Authority NY(f)	5.25%	11/15/2055	A3		21,710,000	22,771,725
New Jersey Transportation Trust Fund Authority	5.50%	6/15/2050	A3		2,000,000	2,209,024
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa3		9,305,000	8,879,868
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.375%	10/1/2045	Baa3		32,265,000	30,247,424
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2024	Baa3		6,300,000	6,342,432
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa3		1,195,000	1,209,487
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa3		20,980,000	21,110,137
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2		5,000,000	4,677,725
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2		13,730,000	13,770,157
North Parkway Municipal Management District No. 1 TX†	4.75%	9/15/2041	NR		2,930,000	2,754,811	(e)
North Parkway Municipal Management District No. 1 TX†	5.00%	9/15/2051	NR		6,875,000	6,391,660	(e)
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-		10,500,000	10,857,543
Port Authority of New York & New Jersey AMT	5.25%	8/1/2047	AA-		5,000,000	5,479,669
Port Authority of New York & New Jersey AMT	5.50%	8/1/2052	AA-		3,500,000	3,894,188
Port of Portland Airport Revenue OR AMT	5.50%	7/1/2048	AA-	(b)	6,250,000	6,913,724
Puerto Rico Highway & Transportation Authority	Zero Coupon	7/1/2032	NR		462,833	289,271
Puerto Rico Highway & Transportation Authority	Zero Coupon	7/1/2053	NR		791,717	463,145
Puerto Rico Highway & Transportation Authority	5.00%	7/1/2062	NR		9,212,199	8,751,589
Regional Transportation District-Denver Transit Partners CO	3.00%	7/15/2037	Baa1		3,825,000	3,289,824
San Diego County Regional Airport Authority CA AMT	4.00%	7/1/2046	A2		4,500,000	4,284,509

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
San Diego County Regional Airport Authority CA AMT(f)	5.00%		7/1/2056	A2	$17,000,000	$18,241,870
San Diego County Regional Airport Authority CA AMT	5.00%		7/1/2056	A2	5,000,000	5,190,419
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segm AMT	5.00%		6/30/2058	Baa2	13,285,000	13,173,822
Triborough Bridge & Tunnel Authority NY	4.00%		5/15/2043	AA+	5,000,000	4,998,911
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	4.00%		1/1/2048	BBB	7,205,000	6,260,321
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%		1/1/2033	BBB	1,500,000	1,635,775
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%		7/1/2036	BBB	3,200,000	3,383,958
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%		7/1/2037	BBB	2,355,000	2,463,444
Virginia Small Business Financing Authority-Elizabeth River Crossings AMT	4.00%		1/1/2038	BBB	4,500,000	4,326,563
Virginia Small Business Financing Authority-I-66 Express Mobility AMT	5.00%		12/31/2047	Baa3	3,400,000	3,390,163
Virginia Small Business Financing Authority-I-66 Express Mobility AMT	5.00%		12/31/2052	Baa3	5,000,000	4,923,491
Total						350,656,775

Utilities 8.30%
Baltimore Proj Revenue MD(f)	5.25%		7/1/2047	Aa2	7,195,000	8,079,912
Baltimore Proj Revenue MD(f)	5.25%		7/1/2052	Aa2	12,190,000	13,689,247
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	4,100,000	4,049,331
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	11,100,000	10,765,918
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	16,335,000	17,248,837
California Pollution Control Financing Authority-Poseidon Resources†	5.00%		11/21/2045	Baa3	2,250,000	2,269,937
Charlotte County Industrial Development Authority-Mskp Town And Cntry Util FL†	5.00%		10/1/2034	NR	1,000,000	1,018,708
Charlotte County Industrial Development Authority-Mskp Town And Cntry Util FL†	5.00%		10/1/2049	NR	5,500,000	5,358,258
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	3,710,000	3,710,070
County of Jefferson Sewer Revenue AL	Zero Coupon		10/1/2039	BBB	5,000,000	5,161,285
County of Jefferson Sewer Revenue AL	Zero Coupon		10/1/2046	BBB	5,445,000	5,613,247
County of Jefferson Sewer Revenue AL	6.00%		10/1/2042	BBB	7,175,000	7,608,090
County of Jefferson Sewer Revenue AL	6.50%		10/1/2053	BBB	26,800,000	28,469,611

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
County of Jefferson Sewer Revenue AL (AGM)	Zero Coupon		10/1/2028	AA		$4,035,000	$3,076,296
County of Jefferson Sewer Revenue AL (AGM)	5.00%		10/1/2044	AA		5,070,000	5,188,574
Florida Development Finance Corp.-Waste Pro Usa Inc AMT†	5.25%		8/1/2029	NR		7,000,000	6,530,770	(e)
Florida Development Finance Corp.-Waste Pro USA Inc AMT	3.00%		6/1/2032	NR		10,250,000	7,749,142
Main Street Natural Gas, Inc. GA	4.00%	#(a)	5/1/2052	A3		2,115,000	2,077,313
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-		38,000,000	36,255,777
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3		2,165,000	2,118,097
Maricopa County Pollution Control Corp.-El Paso Electric Company AZ	3.60%		2/1/2040	Baa2		5,355,000	4,780,607
Maricopa County Pollution Control Corp.-El Paso Electric Company AZ	3.60%		4/1/2040	Baa2		3,115,000	2,778,797
Montgomery County Industrial Development Authority-Constellation Energy Gen PA(d)	4.10%	#(a)	4/1/2053	Baa2		9,000,000	9,142,324
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA		1,100,000	1,171,337
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA		1,750,000	1,863,490
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2053	AA		2,300,000	2,420,875
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2055	AA		2,350,000	2,458,281
Northern Palm Beach County Improvement District FL	5.00%		8/1/2034	NR		2,000,000	2,006,189
Omaha Public Power District NE	4.00%		2/1/2046	AA		7,500,000	7,443,022
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		11,250,000	9,559,019
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		5,000,000	4,248,399
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2047	NR		11,500,000	10,851,930
Puerto Rico Electric Power Authority(c)	5.00%		7/1/2042	D	(b)	4,975,000	3,569,563
Puerto Rico Electric Power Authority(c)	5.05%		7/1/2042	D	(b)	3,425,000	2,457,438
Puerto Rico Electric Power Authority(c)	5.25%		7/1/2024	D	(b)	7,000,000	5,005,000
Southeast Energy Authority A Cooperative District AL	4.00%	#(a)	12/1/2051	A1		16,000,000	15,560,530
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1		5,000,000	5,347,546
State of Hawaii Department of Budget & Finance-Hawaiian Electric Co Inc	3.20%		7/1/2039	Baa1		10,000,000	8,517,110

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
State of Hawaii Department of Budget & Finance-Hawaiian Electric Co Inc AMT	4.00%		3/1/2037	Baa1	$5,000,000	$4,828,505
Tennessee Energy Acquisition Corp.	5.00%	#(a)	5/1/2052	A2	2,500,000	2,610,132
Total						282,658,514
Total Municipal Bonds (cost $3,645,134,215)						3,393,038,900

	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date
SHORT-TERM INVESTMENTS 0.67%

VARIABLE RATE DEMAND NOTES 0.67%

General Obligation 0.11%
City of New York NY GO	3.650%	4/3/2023	6/1/2044	AA	2,000,000	2,000,000
City of New York NY GO	4.150%	4/3/2023	10/1/2046	AA	1,900,000	1,900,000
Total						3,900,000

Tax Revenue 0.56%
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.650%	4/3/2023	5/1/2034	AAA	8,600,000	8,600,000
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.650%	4/3/2023	2/1/2045	AAA	8,500,000	8,500,000
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.650%	4/3/2023	2/1/2045	AAA	1,870,000	1,870,000
Total						18,970,000
Total Short-Term Investments (cost $22,870,000)						22,870,000
Total Investments in Securities 100.35% (cost $3,668,004,215)						3,415,908,900
Other Assets and Liabilities – Net(h) (0.35)%						(11,975,209)
Net Assets 100.00%						$3,403,933,691

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
FNMA	Federal National Mortgage Association.
GTD	Guaranteed.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SONYMA	State of New York Mortgage Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2023, the total value of Rule 144A securities was $940,206,677, which represents 27.62% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2023.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Securities purchased on a when-issued basis (See Note 2(g)).
(e)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) to Financial Statements for details of Municipal Bonds Held in Trust
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily or weekly based on the SIFMA Municipal Swap Index.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at March 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2023	386	Short	$(48,299,128)	$(50,626,313)	$(2,327,185)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)
Corporate-Backed	$–	$644,770,713	$11,653,802	$656,424,515
Education	–	201,167,103	23,681,746	224,848,849
General Obligation	–	440,488,124	321,563	440,809,687
Health Care	–	487,795,943	18,699,708	506,495,651
Housing	–	133,780,473	13,372,081	147,152,554
Other Revenue	–	180,864,089	4,622,809	185,486,898
Special Tax	–	141,672,515	5,241,023	146,913,538
Transportation	–	341,510,304	9,146,471	350,656,775
Utilities	–	276,127,744	6,530,770	282,658,514
Remaining Industries	–	451,591,919	–	451,591,919
Short-Term Investments
Variable Rate Demand Notes	–	22,870,000	–	22,870,000
Total	$–	$3,322,638,927	$93,269,973	$3,415,908,900

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(2,327,185)	–	–	(2,327,185)
Total	$(2,327,185)	$–	$–	$(2,327,185)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Municipal Bonds held in Trust (See Note 2(h)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2022	$99,330,812
Accrued Discounts (Premiums)	(49,487)
Realized Gain (Loss)	(3,839,696)
Change in Unrealized Appreciation (Depreciation)	2,945,217
Purchases	7,898,137
Sales	(15,778,303)
Transfers into Level 3(a)	48,248,034
Transfers out of Level 3(a)	(45,484,741)
Balance as of March 31, 2023	$93,269,973
Change in unrealized appreciation/depreciation for the period ended March 31, 2023, related to Level 3 investments held at March 31, 2023	$304,206

(a)	The fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.18%

MUNICIPAL BONDS 99.18%

Airlines 0.19%
New Jersey Economic Development Authority-Port Newark Container AMT	5.00%		10/1/2027	Baa2	$1,675,000	$1,718,983

Corporate-Backed 31.22%
Allegheny County Industrial Development Authority-US Steel Corporation PA	4.875%		11/1/2024	BB-	4,400,000	4,407,430
Allegheny County Industrial Development Authority-US Steel Corporation PA	5.125%		5/1/2030	BB-	10,485,000	10,680,683
Avenir Community Development District FL	4.50%		5/1/2030	NR	2,000,000	1,972,545
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	19,670,000	19,426,910
Calhoun County Navigation Industrial Development Authority-Max Midstream Texas LLC AMT†	3.625%		7/1/2026	NR	2,500,000	2,268,945
California Municipal Finance Authority AMT	4.00%		7/15/2029	BB-	10,700,000	10,392,419
Chandler Industrial Development Authority-Intel Corporation AZ AMT	5.00%	#(a)	9/1/2052	A	5,500,000	5,765,843
City of Henderson-Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR	9,855,000	9,365,234
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/1/2029	BB-	2,465,000	2,467,160
City of Valparaiso-Pratt Paper LLC IN AMT	5.875%		1/1/2024	NR	345,000	348,997
City of Whiting-BP Prods North America IN AMT	4.40%	#(a)	3/1/2046	A2	2,000,000	2,038,588
County of Clark-Southern CA Edison Co NV	2.10%		6/1/2031	A2	4,010,000	3,391,221
County of Nez Perce-Potlatchdeltic Corp ID	2.75%		10/1/2024	BBB-	2,835,000	2,795,852
County of Richland-International Paper Co SC	3.875%		4/1/2023	BBB	3,910,000	3,910,000
County of Warren-International Paper Co MS	2.90%	#(a)	9/1/2032	BBB	750,000	748,583
Downtown Doral South Community Development District FL†	3.875%		12/15/2023	NR	50,000	49,854
Florida Development Finance Corp.-Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	1,410,000	1,311,178

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Greater Orlando Aviation Authority-Jetblue Airways Corp FL	5.00%		11/15/2026	NR	$2,600,000	$2,601,788
Hoover Industrial Development Board-US Steel Corporation AL AMT	6.375%	#(a)	11/1/2050	BB-	1,570,000	1,732,754
Indiana Finance Authority-Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	1,000,000	929,499
Iowa Finance Authority-Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	BBB-	10,600,000	10,333,957
Love Field Airport Modernization Corp.-Southwest Airlines Co TX	5.00%		11/1/2028	Baa1	3,500,000	3,500,265
Maryland Industrial Development Financing Authority-Occidental Petroleum Corp	5.48%	#(a)	3/1/2030	Baa3	5,645,000	5,645,000
Matagorda County Navigation District No. 1-Aep Texas Inc	2.60%		11/1/2029	A-	2,580,000	2,332,768
Michigan Strategic Fund-Graphic Packaging Intl AMT	4.00%	#(a)	10/1/2061	BB	5,635,000	5,562,758
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	7,775,000	7,601,501
Mississippi Business Finance Corp.-Enviva Inc AMT	7.75%	#(a)	7/15/2047	B+	3,600,000	3,638,088
Mississippi Business Finance Corp.-Huntington Ingalls Inds	4.55%		12/1/2028	BBB-	1,845,000	1,824,970
New Hampshire Business Finance Authority-Casella Waste Systems Inc†	2.95%		4/1/2029	B+	2,300,000	2,000,823
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.00%		11/1/2027	B	1,525,000	1,450,094	(b)
New Hampshire Business Finance Authority-New York St Elec & Gas AMT	4.00%		12/1/2028	A-	5,050,000	5,155,678
New Hampshire Business Finance Authority-United Illuminating Co	2.80%	#(a)	10/1/2033	A-	1,000,000	998,389
New Hampshire Business Finance Authority-Waste Mgmt Inc AMT	2.15%		7/1/2027	A-	3,160,000	3,084,935	(b)
New Jersey Economic Development Authority-United Airlines Inc	5.25%		9/15/2029	BB-	6,115,000	6,126,538
New Jersey Economic Development Authority-United Airlines Inc	5.75%		9/15/2027	BB-	7,150,000	7,150,816
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	1,000,000	1,000,576
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%		11/15/2034	NR	6,555,000	6,556,629

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+		$3,500,000	$3,298,103
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+		1,000,000	851,124
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+		4,500,000	4,208,633
New York Transportation Development Corp.-American Airlines Inc AMT	2.25%		8/1/2026	B	(c)	1,915,000	1,782,690
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2026	B-		820,000	820,555
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2031	B-		8,000,000	8,009,444
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B-		4,510,000	4,656,272
Niagara Area Development Corp.-Covanta Holding Corp NY†	3.50%		11/1/2024	B1		6,100,000	5,952,104
Ohio Air Quality Development Authority-Ohio Valley Electric Corp	2.875%		2/1/2026	Baa3		1,940,000	1,857,541
Ohio Air Quality Development Authority-Pratt Paper Inc AMT†	3.75%		1/15/2028	NR		290,000	282,060
Parish of St. James-Nustar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB-		4,125,000	4,233,769
Parish of St. James-Nustar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB-		9,235,000	9,936,764
Parish of St. James-Nustar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB-		2,250,000	2,421,033
Parish of St. John the Baptist-Marathon Oil Corporation LA(d)	4.05%	#(a)	6/1/2037	BBB-		3,100,000	3,100,000
Pennsylvania Economic Development Financing Authority-Consol Energy Inc AMT†	9.00%	#(a)	4/1/2051	B		3,125,000	3,523,733
Pennsylvania Economic Development Financing Authority-Covanta Holding Corp AMT†	3.25%		8/1/2039	B		7,700,000	5,579,661
Polk County Industrial Development Authority-Mineral Development LLC FL†	5.875%		1/1/2033	NR		1,375,000	1,383,466
Port Beaumont Navigation District-Jefferson 2020 Bond Oblig TX†	6.00%		1/1/2025	NR		3,230,000	3,041,940
Port Beaumont Navigation District-Jefferson 2020 Bond Oblig TX AMT†	1.875%		1/1/2026	NR		2,710,000	2,475,935

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Port Beaumont Navigation District-Jefferson 2020 Bond Oblig TX AMT†	2.00%		1/1/2027	NR	$1,250,000	$1,105,751
Port Beaumont Navigation District-Jefferson 2020 Bond Oblig TX AMT†	2.125%		1/1/2028	NR	775,000	664,169
Port Beaumont Navigation District-Jefferson 2020 Bond Oblig TX AMT†	2.25%		1/1/2029	NR	1,300,000	1,081,234
Port Beaumont Navigation District-Jefferson 2020 Bond Oblig TX AMT†	2.625%		1/1/2031	NR	1,600,000	1,279,731
Public Finance Authority-Ameream LLC WI†	5.00%		12/1/2027	NR	1,275,000	1,138,551
Public Finance Authority-Ameream LLC WI†	6.50%		12/1/2037	NR	2,000,000	1,749,550
Public Finance Authority-Celanese US Holdings LLC WI AMT	5.00%		1/1/2024	BBB-	5,970,000	5,993,720
Public Finance Authority-Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	BBB-	2,490,000	2,523,832
Public Finance Authority-Sky Harbour Cap Oblg WI AMT	4.00%		7/1/2036	NR	9,585,000	8,198,916
Salem County Pollution Control Financing Authority-Chambers Cogeneration LP NJ AMT	5.00%		12/1/2023	NR	1,820,000	1,836,590
South Carolina Jobs-Economic Development Authority-International Paper Co AMT	4.00%	#(a)	4/1/2033	Baa2	2,000,000	2,001,670
Sumter County Industrial Development Authority-Enviva Inc AL AMT	6.00%	#(a)	7/15/2052	B+	15,000,000	13,531,366
Tulsa Airports Improvement Trust-American Airlines Inc OK AMT	5.00%	#(a)	6/1/2035	B-	500,000	503,119
Tuscaloosa County Industrial Development Authority-Hunt Refining Company AL†	4.50%		5/1/2032	NR	10,941,873	9,588,792
Vermont Economic Development Authority-Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	5,500,000	5,412,617
Total						284,593,703

Education 4.87%
Arizona Industrial Development Authority-Academies Math & Sci Oblig†	5.00%		7/1/2029	BB+	1,500,000	1,520,303
Arizona Industrial Development Authority-Odyssey Preparatory Acdmy†	4.00%		7/1/2029	BB-	425,000	404,838

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Build NYC Resource Corp.-E Harlem Scholars Oblg Gp NY†	5.00%		6/1/2032	BB+		$275,000	$279,614
California Community Choice Financing Authority	4.943% (SOFR * .67 + 1.70%	)#	5/1/2053	A1		10,000,000	10,133,662	(b)
California Municipal Finance Authority-Sdori Charter Sch Pptys†	5.00%		3/1/2025	B+		530,000	525,894
Capital Trust Agency, Inc.-Advantage Admy Oblig Grp FL	4.00%		12/15/2024	Baa3		220,000	219,965
Capital Trust Agency, Inc.-Advantage Admy Oblig Grp FL	5.00%		12/15/2029	Baa3		400,000	410,414
Capital Trust Agency, Inc.-Renaissance Chtr Sch 2019 FL†	4.00%		6/15/2029	NR		885,000	825,730
Chester County Health & Education Facilities Authority-Immaculata University PA	4.25%		11/1/2032	BB-	(c)	1,600,000	1,324,151
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2033	A	(c)	1,250,000	1,394,012
Clifton Higher Education Finance Corp.-Intl American Edu Fed TX	4.625%		8/15/2025	NR		1,965,000	1,944,346
Clifton Higher Education Finance Corp.-Intl American Edu Fed TX	5.75%		8/15/2038	NR		1,405,000	1,412,270
County of Frederick-Mount St Mary’s Univ MD†	5.00%		9/1/2027	BB+		2,250,000	2,246,377
County of Frederick-Mount St Mary’s Univ MD†	5.00%		9/1/2032	BB+		3,150,000	3,152,322
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%		11/1/2027	Ba3		3,000,000	3,018,890
Florida Higher Educational Facilities Financial Authority-Jacksonville University†	4.50%		6/1/2033	NR		2,900,000	2,772,063
Hospital Facilities Authority of Multnomah County Oregon-Mirabella So Waterfront	5.00%		10/1/2024	NR		90,000	89,910
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.00%		10/1/2026	NR		240,000	240,921
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.125%		10/1/2030	NR		425,000	431,200
New York City Industrial Development Agency-Yankee Stadium LLC NY (FGIC)	7.30% (CPI YoY * 1 + .89%	)#	3/1/2027	Baa1		2,500,000	2,686,800

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority-Yeshiva University	5.00%		7/15/2028	BBB-		$1,140,000	$1,213,199
New York State Dormitory Authority-Yeshiva University	5.00%		7/15/2029	BBB-		1,545,000	1,654,687
New York State Dormitory Authority-Yeshiva University	5.00%		7/15/2030	BBB-		2,200,000	2,370,863
New York State Dormitory Authority-Yeshiva University	5.00%		7/15/2032	BBB-		1,960,000	2,131,516
Ohio Air Quality Development Authority-Duke Energy Corp AMT	4.25%	#(a)	11/1/2039	BBB		2,000,000	2,019,039
Total							44,422,986

Energy 0.56%
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3		5,000,000	5,101,745

General Obligation 17.12%
Academical Village Community Development District FL	2.875%		5/1/2025	NR		615,000	594,607
Academical Village Community Development District FL	3.25%		5/1/2031	NR		4,265,000	3,821,534
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2		4,000,000	4,181,817
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1		15,000,000	15,361,614
Chicago Board of Education IL GO	4.00%		12/1/2027	BB+		2,250,000	2,241,808
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+		4,000,000	4,153,833
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+		6,325,000	6,511,725
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+		2,135,000	2,372,841
Chicago Board of Education IL GO	7.00%		12/1/2026	BB+		1,100,000	1,189,183
City of Chicago IL GO	5.00%		1/1/2024	BBB+		2,930,000	2,960,668
City of Chicago IL GO	5.00%		1/1/2024	BBB+		2,640,000	2,667,633
City of Chicago IL GO	5.00%		1/1/2030	BBB+		4,780,000	5,100,470
City of Chicago IL GO	5.00%		1/1/2031	BBB+		1,000,000	1,060,793
City of Chicago IL GO	5.50%		1/1/2031	BBB+		2,595,000	2,668,232
City of Coralville IA GO	4.50%		6/1/2032	BB+		1,215,000	1,226,643
City of Coralville IA GO	5.00%		5/1/2030	A-	(c)	1,025,000	1,084,305
City of New Haven CT GO	5.00%		8/1/2025	BBB+		580,000	606,331
City of Phoenix Civic Improvement Corp. AZ AMT	5.00%		7/1/2027	AA-		5,615,000	5,632,435
City of Scranton PA GO†	5.00%		9/1/2024	BB+		1,745,000	1,752,530

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of Scranton PA GO	5.00%		11/15/2026	BB+	$1,855,000	$1,865,322
City of Scranton PA GO†	5.00%		9/1/2029	BB+	3,650,000	3,698,229
City of Scranton PA GO	5.00%		11/15/2032	BB+	7,610,000	7,631,683
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	2,500,000	1,419,976
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	6,103,513	2,662,657
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	92,716	78,690
Commonwealth of Puerto Rico GO	5.25%		7/1/2023	NR	681,468	682,491
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	4,952,004	5,122,061
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	12,177,161	12,938,917
Main Street Natural Gas, Inc. GA	4.00%	#(a)	4/1/2048	Aa1	6,000,000	6,007,354
Main Street Natural Gas, Inc. GA	5.00%		5/15/2029	A3	2,000,000	2,081,337
Main Street Natural Gas, Inc. GA	5.00%	#(a)	6/1/2053	A3	6,000,000	6,262,812
New York Liberty Development Corp.	1.20%		11/15/2028	A+	2,870,000	2,439,959
Pennsylvania Economic Development Financing Authority AMT	5.00%		6/30/2032	Baa2	2,770,000	3,066,040
Pennsylvania Economic Development Financing Authority AMT	5.00%		12/31/2032	Baa2	5,565,000	6,166,248
Puerto Rico Electric Power Authority (NATL)	5.25%		7/1/2023	Baa2	2,325,000	2,327,927
State of Illinois GO	5.00%		10/1/2024	A-	6,960,000	7,160,191
State of Illinois GO	5.00%		11/1/2025	A-	2,000,000	2,099,989
State of Illinois GO	5.00%		12/1/2026	A-	3,000,000	3,213,033
State of Illinois GO	5.00%		3/1/2028	A-	6,000,000	6,555,202
State of Illinois GO	5.375%		5/1/2023	A-	1,700,000	1,702,939
State of Illinois GO	5.50%		5/1/2030	A-	4,010,000	4,516,637
University City Industrial Development Authority MO(d)	4.875%		6/15/2036	NR	1,200,000	1,199,338
Total						156,088,034

Health Care 11.21%
Atlanta Development Authority The-Georgia Protoncare Ctr In(e)	6.00%		1/1/2023	NR	2,000,000	900,000
Berks County Municipal Authority-Tower Health Oblig Group PA	5.00%		2/1/2029	B	1,500,000	1,142,710
Berks County Municipal Authority-Tower Health Oblig Group PA	5.00%		2/1/2032	B	850,000	605,483
Berks County Municipal Authority-Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	B	8,890,000	7,658,206

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Berks County Municipal Authority-Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	B	$8,710,000	$8,019,946
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%		12/1/2026	BB	1,255,000	1,239,152
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2023	BB	1,280,000	1,282,628
Bucks County Industrial Development Authority-Grand View Hosp Oblig Grp PA	5.00%		7/1/2025	BB	1,450,000	1,484,570
Bucks County Industrial Development Authority-Grand View Hosp Oblig Grp PA	5.00%		7/1/2038	BB	1,000,000	978,370
California Public Finance Authority-Kendal At Ventura†	10.00%		5/15/2028	NR	3,500,000	3,474,591	(b)
California Public Finance Authority-Kendal At Ventura†	12.00%		5/15/2028	NR	375,000	374,907	(b)
California Statewide Communities Development Authority-Loma Linda Univ Med Obl	5.25%		12/1/2034	BB	2,500,000	2,557,391
California Statewide Communities Development Authority-Loma Linda Univ Med OBL†	5.00%		12/1/2031	BB	1,000,000	1,034,440
California Statewide Communities Development Authority-Loma Linda Univ Med OBL	5.25%		12/1/2029	BB	2,500,000	2,570,195
California Statewide Communities Development Authority-Verity Hlth Sys Oblig(e)	5.50%		7/1/2022	NR	1,721	1,618
California Statewide Communities Development Authority-Verity Hlth Sys Oblig	5.75%		7/1/2024	NR	10,551	9,918
City of Blaine-Crest View Obligated Grp MN	5.125%		7/1/2025	NR	60,000	39,000
City of Fruita Healthcare Revenue-Lower Vy Hosp Assoc Oblig CO†	5.375%		1/1/2033	NR	2,000,000	1,871,603
City of Oroville-Oroville Hospital CA	5.00%		4/1/2026	B+	1,255,000	1,244,498
City of Oroville-Oroville Hospital CA	5.00%		4/1/2029	B+	900,000	884,287
County of Cuyahoga-The Metrohealth System OH	5.00%		2/15/2030	BBB	1,900,000	1,999,666
County of Muskingum-Genesis Hlthcare Oblig Gp OH	5.00%		2/15/2033	BB+	5,965,000	5,967,585
County of Muskingum-Genesis Hlthcare Oblig Gp OH	5.00%		2/15/2044	BB+	2,000,000	1,852,001

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
County of Washington-Marietta Area Hlthcr Oblg OH	5.50%		12/1/2027	NR		$8,715,000	$8,760,940
Fulton County Industrial Development Authority Fulton County Medical Ctr PA	4.00%		7/1/2028	NR		3,275,000	3,259,336
Glendale Industrial Development Authority-Beatitudes Campus Oblig AZ	4.00%		11/15/2027	NR		385,000	361,728
Glendale Industrial Development Authority-Beatitudes Campus Oblig AZ	5.00%		11/15/2023	NR		1,715,000	1,711,833
Illinois Finance Authority-Plymouth Place Obl Group	5.00%		5/15/2025	NR		75,000	76,973
Indiana Finance Authority-Indiana Univ Hlth Obl Grp	0.70%	#(a)	12/1/2046	AA		7,025,000	6,434,429
Industrial Development Authority of the County of Pima-La Posada Park Centre Obl AZ†	5.125%		11/15/2029	NR		1,500,000	1,492,856
Jefferson County Civic Facility Development Corp.-Samaritan Med Ctr Oblig NY	5.00%		11/1/2025	BB		1,305,000	1,326,274
King County Public Hospital District No. 4 WA	5.00%		12/1/2025	NR		70,000	70,481
Kirkwood Industrial Development Authority-Ashfield Active Lvg Oblig MO	5.25%		5/15/2028	BB-	(c)	1,135,000	1,102,274
Massachusetts Health & Educational Facilities Authority-Trinity Hlth Corp Oblig	4.079% (3 Mo. LIBOR * .67 + .82%	)#	11/15/2032	AA-		1,395,000	1,379,595
New Hope Cultural Education Facilities Finance Corp.-Wesleyan Homes Obl Group TX	3.00%		1/1/2024	NR		75,000	73,391
New York State Dormitory Authority-Catholic Hlth Sys Oblig	5.00%		7/1/2028	B-		1,000,000	919,974
New York State Dormitory Authority-Catholic Hlth Sys Oblig	5.00%		7/1/2030	B-		1,750,000	1,568,309
Oklahoma Development Finance Authority-Ou Medicine Obligated Grp	5.00%		8/15/2024	BB-		1,400,000	1,389,604
Oklahoma Development Finance Authority-OU Medicine Obligated Grp	5.45%		8/15/2028	BB-		2,000,000	1,689,779
Palomar Health CA-Palomar Health Oblig Grp	5.00%		11/1/2031	BBB		750,000	788,554
Public Finance Authority-Bancroft Neurohealth Oblg WI†	5.00%		6/1/2026	NR		470,000	463,103

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Public Finance Authority-Lehigh VY Hlth Network WI†	6.625%		12/1/2032	NR		$2,975,000	$2,934,382
Public Finance Authority-Washoe Barton Medical Clin WI	3.00%		12/1/2026	BB+		250,000	243,046
Public Finance Authority-Washoe Barton Medical Clin WI	4.00%		12/1/2031	BB+		1,750,000	1,729,724
Rhode Island Health & Educational Building Corp.-Care New England Hlth Obl	5.00%		9/1/2036	B+		10,500,000	10,023,170
Roanoke Economic Development Authority-Richfield Living oblig VA(e)	4.30%		9/1/2030	NR		770,000	584,364
South Carolina Jobs-Economic Development Authority†	8.75%		7/1/2025	NR		4,500,000	4,815,781
South Carolina Jobs-Economic Development Authority-Hampton Regl Med Ctr Obl	5.00%		11/1/2023	NR		740,000	745,653
Southeastern Ohio Port Authority-Marietta Area Hlthcr Oblg	5.00%		12/1/2023	B+	(c)	100,000	100,697
Southeastern Ohio Port Authority-Marietta Area Hlthcr Oblg	5.50%		12/1/2029	B+	(c)	1,000,000	1,001,493
Total							102,240,508

Housing 0.22%
California Housing Finance Agency	4.00%		3/20/2033	BBB+		1,188	1,193
Minnesota Housing Finance Agency	3.00%		1/1/2051	AA+		1,065,000	1,043,895
Montgomery County Housing Opportunities Commission MD	4.00%		7/1/2048	Aa2		375,000	376,023
North Carolina Housing Finance Agency	4.00%		7/1/2047	AA+		365,000	365,864
Pennsylvania Housing Finance Agency AMT	4.00%		4/1/2039	AA+		225,000	224,663
Total							2,011,638

Lease Obligations 1.27%
City of Coralville IA COPS	4.00%		6/1/2031	BB		1,000,000	1,001,660	(b)
New Jersey Economic Development Authority	5.00%		6/15/2023	A3		3,455,000	3,468,102
New Jersey Economic Development Authority	5.22% (MUNIPSA * 1 + 1.25%	)#	9/1/2025	A3		2,280,000	2,277,766
New Jersey Economic Development Authority	5.52% (MUNIPSA * 1 + 1.55%	)#	9/1/2027	A3		530,000	529,476
New Jersey Transportation Trust Fund Authority	4.00%		12/15/2031	A3		4,110,000	4,292,697
Total							11,569,701

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue 2.11%
Arlington Higher Education Finance Corp.-Newman Internantional Acdmy TX	4.00%	8/15/2031	NR	$360,000	$327,552
Build NYC Resource Corp.-Hellenic Classical School NY†	4.00%	12/1/2031	NR	700,000	619,958
Capital Trust Agency, Inc.-Franklin Acad Ser 2020 Ob FL†	4.00%	12/15/2023	NR	370,000	368,123
Capital Trust Agency, Inc.-Franklin Acad Ser 2020 Ob FL†	4.00%	12/15/2025	NR	300,000	293,756
Capital Trust Agency, Inc.-Franklin Acad Ser 2020 Ob FL†	5.00%	12/15/2026	NR	300,000	301,418
Capital Trust Agency, Inc.-Franklin Acad Ser 2020 Ob FL†	5.00%	12/15/2027	NR	660,000	662,722
Capital Trust Agency, Inc.-Franklin Acad Ser 2020 Ob FL†	5.00%	12/15/2028	NR	690,000	692,431
Capital Trust Agency, Inc.-Franklin Acad Ser 2020 Ob FL†	5.00%	12/15/2029	NR	730,000	731,257
Cleveland-Cuyahoga County Port Authority-Playhouse Square Fdtn OH	5.00%	12/1/2028	BB+	1,405,000	1,436,221
Clifton Higher Education Finance Corp.-Intl American Edu Fed TX	5.25%	8/15/2026	NR	1,600,000	1,609,066
Clifton Higher Education Finance Corp.-Intl American Edu Fed TX	5.25%	8/15/2028	NR	3,040,000	3,061,266
Florence Town, Inc. Industrial Development Authority-Legacy Tradtnl Sch Oblig AZ†	5.00%	7/1/2023	Ba2	45,000	45,229
Florida Development Finance Corp.-Renaissance Chtr 2020 C/D†	4.00%	9/15/2030	NR	470,000	422,577
Florida Development Finance Corp.-Renaissance Chtr Sch 2015†	5.00%	6/15/2025	NR	170,000	169,673
George L Smith II Congress Center Authority-Signia Hotel Mgmt LLC GA†	3.625%	1/1/2031	NR	1,850,000	1,617,289
Industrial Development Authority of the County of Pima-Edkey Obligated Group AZ†	3.50%	7/1/2025	NR	760,000	737,772
Jefferson Parish Economic Development & Port District-Kenner Discovery Hlth Sci LA†	4.80%	6/15/2029	NR	2,390,000	2,365,879
Maryland Economic Development Corp.(e)	5.00%	12/1/2031	NR	1,500,000	900,000
Puerto Rico Electric Power Authority(e)	5.00%	7/1/2018	NR	50,000	35,000

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Utah Charter School Finance Authority-Freedom Academy Fndtn†	3.25%		6/15/2031	NR	$540,000	$482,782
Utah Charter School Finance Authority-Freedom Academy Fndtn†	4.50%		6/15/2027	NR	2,410,000	2,356,705
Total						19,236,676

Special Tax 4.47%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2023	Ba3	130,000	130,065
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	1,430,000	1,462,363
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2032	Ba3	2,000,000	2,033,400
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	3,955,000	4,030,726
Atlanta Urban Redevelopment Agency GA†	2.375%		7/1/2026	NR	690,000	655,601
Atlanta Urban Redevelopment Agency GA†	2.875%		7/1/2031	NR	965,000	854,894
Babcock Ranch Community Independent Special District FL	4.125%		5/1/2027	NR	1,225,000	1,213,247
Babcock Ranch Community Independent Special District FL	4.25%		5/1/2032	NR	2,000,000	1,942,043
Celebration Pointe Community Development District No. 1 FL	2.375%		5/1/2026	NR	430,000	403,553
Celebration Pointe Community Development District No. 1 FL	3.00%		5/1/2031	NR	665,000	580,732
City of Baltimore MD	4.50%		6/1/2033	NR	400,000	392,313
County of Berkeley SC	4.00%		11/1/2030	NR	425,000	398,459
Industrial Development Authority of the City of St. Louis Missouri	3.875%		11/15/2029	NR	1,170,000	1,014,994
Mida Mountain Village Public Infrastructure District UT†	4.00%		8/1/2027	NR	1,385,000	1,318,211
Mida Mountain Village Public Infrastructure District UT†	4.00%		8/1/2029	NR	1,000,000	933,748
Mida Mountain Village Public Infrastructure District UT†	4.00%		8/1/2031	NR	1,000,000	904,416
New York City Industrial Development Agency-Yankee Stadium LLC NY (FGIC)	7.28% (CPI YoY * 1 + .87%	)#	3/1/2025	Baa1	1,585,000	1,638,475

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
New York City Industrial Development Agency-Yankee Stadium LLC NY (FGIC)	7.29% (CPI YoY * 1 + .88%	)#	3/1/2026	Baa1	$1,350,000	$1,425,215
Northern Palm Beach County Improvement District FL	5.00%		8/1/2037	NR	750,000	749,928
Peninsula Town Center Community Development Authority VA†	4.00%		9/1/2023	NR	75,000	74,748
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2028	NR	680,000	669,803
Plaza at Noah’s Ark Community Improvement District MO	3.00%		5/1/2023	NR	300,000	299,694
Plaza at Noah’s Ark Community Improvement District MO	3.00%		5/1/2025	NR	450,000	435,981
Plaza at Noah’s Ark Community Improvement District MO	3.00%		5/1/2026	NR	275,000	262,510
Plaza at Noah’s Ark Community Improvement District MO	3.00%		5/1/2030	NR	2,200,000	1,991,530
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%		12/1/2031	NR	1,500,000	1,277,436
Scranton Redevelopment Authority PA GTD	5.00%		11/15/2028	BB+	225,000	221,532
Tahoe-Douglas Visitors Authority NV	5.00%		7/1/2030	NR	2,755,000	2,926,737
Village Community Development District No. 12 FL	3.25%		5/1/2023	NR	160,000	159,889
Village Community Development District No. 12 FL	3.25%		5/1/2026	NR	1,445,000	1,405,753
Village Community Development District No. 12 FL	4.00%		5/1/2033	NR	1,345,000	1,312,252
Village Community Development District No. 13 FL	2.55%		5/1/2031	NR	2,190,000	1,879,260
Village Community Development District No. 13 FL†	2.625%		5/1/2030	NR	1,460,000	1,286,293
Village Metropolitan District CO GO	4.15%		12/1/2030	NR	3,510,000	3,319,543
West Villages Improvement District FL	4.00%		5/1/2024	NR	190,000	189,432
West Villages Improvement District FL	4.25%		5/1/2029	NR	940,000	933,232
Total						40,728,008

158	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 2.07%
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3	$1,000,000	$1,076,883
City of Sparks NV†	2.50%	6/15/2024	Ba1	260,000	253,907
City of Sparks NV†	2.75%	6/15/2028	Ba1	4,080,000	3,693,870
Matching Fund Special Purpose Securitization Corp. VI	5.00%	10/1/2026	NR	3,000,000	3,060,581
Matching Fund Special Purpose Securitization Corp. VI	5.00%	10/1/2027	NR	1,000,000	1,023,391
Matching Fund Special Purpose Securitization Corp. VI	5.00%	10/1/2028	NR	1,050,000	1,071,195
Matching Fund Special Purpose Securitization Corp. VI	5.00%	10/1/2032	NR	1,590,000	1,626,181
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	48,000	28,870
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	27,000	24,639
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%	7/1/2034	NR	7,115,000	7,040,330
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	1,000	885
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	19,000	17,427
Total					18,918,159

Tobacco 1.42%
City of San Diego Tobacco Settlement Revenue Funding Corp. CA	4.00%	6/1/2032	A	145,000	140,447
Educational Enhancement Funding Corp. SD	5.00%	6/1/2024	NR	775,000	777,829
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CCC+	850,000	778,422
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+	7,543,028	7,425,528
TSASC, Inc. NY	5.00%	6/1/2025	B-	3,850,000	3,788,893
Total					12,911,119

Transportation 9.86%
City & County of Denver-United Airlines Inc CO AMT	5.00%	10/1/2032	BB-	11,540,000	11,368,751
City of Philadelphia Airport Revenue PA AMT	5.00%	7/1/2031	A2	1,900,000	2,132,720
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2032	A3	2,905,000	3,293,165

See Notes to Financial Statements.	159

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2036	A3		$1,300,000	$1,425,728
E-470 Public Highway Authority CO	3.579% (SOFR * .67 + .35%	)#	9/1/2039	A		1,685,000	1,678,404
Maryland Economic Development Corp.-Consol Marine Terminals L	5.75%		9/1/2025	BB		13,505,000	13,622,953
Maryland Economic Development Corp.-Purple line Transit Ptr AMT	5.00%		11/12/2028	Baa3		6,100,000	6,310,016
Metropolitan Transportation Authority NY	5.00%		11/15/2031	A3		1,850,000	1,915,089
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%		10/1/2030	Baa3		16,045,000	15,755,134
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2024	Baa3		1,200,000	1,208,082
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2030	Baa3		4,875,000	5,084,394
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa3		5,000,000	5,060,616
New York Transportation Development Corp.-Empire St Thruway Partnrs AMT	2.50%		10/31/2031	BBB-	(c)	1,365,000	1,146,556
North Parkway Municipal Management District No. 1 TX†	3.625%		9/15/2026	NR		500,000	480,862
North Parkway Municipal Management District No. 1 TX†	4.25%		9/15/2031	NR		1,500,000	1,437,187
Port of Portland Airport Revenue OR AMT	5.00%		7/1/2029	AA-	(c)	3,745,000	4,148,052
Public Finance Authority-Air Cargo Obligated Group WI AMT	5.00%		7/1/2032	NR		1,845,000	1,995,661
Puerto Rico Highway & Transportation Authority	Zero Coupon		7/1/2032	NR		5,133,000	3,208,125
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segm AMT	7.00%		12/31/2038	Baa2		8,560,000	8,657,042
Total							89,928,537

Utilities 12.59%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1		7,875,000	7,637,982
Central Plains Energy Project NE	5.00%	#(a)	5/1/2053	A2		10,000,000	10,357,224
Charlotte County Industrial Development Authority-Mskp Town And Cntry Util FL†	5.00%		10/1/2029	NR		895,000	917,923

160	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Chautauqua County Capital Resource Corp.-NRG Energy Inc NY	4.25%	#(a)	4/1/2042	Baa3		$1,500,000	$1,509,160
Florida Development Finance Corp.-Waste Pro USA Inc AMT	3.00%		6/1/2032	NR		13,910,000	10,516,153
Guam Power Authority	5.00%		10/1/2029	BBB		3,500,000	3,835,327
Los Angeles Department of Water & Power CA	3.06%	#(a)	7/1/2035	Aa2		2,700,000	2,700,000
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-		30,100,000	28,718,392
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3		1,190,000	1,164,220
Montgomery County Industrial Development Authority-Constellation Energy Gen PA(d)	4.10%	#(a)	4/1/2053	Baa2		3,000,000	3,047,441
New York City Municipal Water Finance Authority NY	3.65%	#(a)	6/15/2044	AA+		1,000,000	1,000,000
Northern Palm Beach County Improvement District FL	5.00%		8/1/2034	NR		2,700,000	2,708,356
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2025	NR		4,585,000	4,649,653
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2028	NR		5,000,000	5,080,223
Puerto Rico Electric Power Authority(e)	4.10%		7/1/2049	NR		240,000	165,300
Puerto Rico Electric Power Authority(e)	4.25%		7/1/2020	NR		970,000	668,088
Puerto Rico Electric Power Authority(e)	5.25%		7/1/2027	D	(c)	2,630,000	1,880,450
Southeast Energy Authority A Cooperative District AL	5.663% (SOFR * .67 + 2.42%	)#	1/1/2053	A1		10,000,000	10,324,686
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1		13,195,000	14,016,643
Texas Municipal Gas Acquisition & Supply Corp. III TX	5.00%		12/15/2031	A3		3,660,000	3,838,336
Total							114,735,557
Total Municipal Bonds (cost $922,204,651)							904,205,354

See Notes to Financial Statements.	161

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.22%

VARIABLE RATE DEMAND NOTES 0.22%

Tax Revenue
New York City Transitional Finance Authority Future Tax Secured Revenue NY (cost $2,000,000)	3.650%	4/3/2023	2/1/2045	AAA	$2,000,000	$2,000,000
Total Investments in Securities 99.40% (cost $924,204,651)						906,205,354
Other Assets and Liabilities – Net(g) 0.60%						5,454,090
Net Assets 100.00%						$911,659,444

AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2023, the total value of Rule 144A securities was $210,026,465, which represents 23.04% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	This investment has been rated by Fitch IBCA.
(d)	Securities purchased on a when-issued basis (See Note 2(g)).
(e)	Defaulted (non-income producing security).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily or weekly based on the SIFMA Municipal Swap Index.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at March 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2023	308	Short	$(34,413,741)	$(35,395,938)	$(982,197)
U.S. 5-Year Treasury Note	June 2023	27	Short	(2,896,766)	(2,956,711)	(59,945)
Total Unrealized Depreciation on Futures Contracts						$(1,042,142)

162	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2023

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$280,058,674	$4,535,029	$284,593,703
Education	–	34,289,324	10,133,662	44,422,986
Health Care	–	98,391,010	3,849,498	102,240,508
Lease Obligations	–	10,568,041	1,001,660	11,569,701
Remaining Industries	–	461,378,456	–	461,378,456
Short-Term Investments
Variable Rate Demand Notes	–	2,000,000	–	2,000,000
Total	$–	$886,685,505	$19,519,849	$906,205,354

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(1,042,142)	–	–	(1,042,142)
Total	$(1,042,142)	$–	$–	$(1,042,142)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2022	$21,044,477
Accrued Discounts (Premiums)	3,308
Realized Gain (Loss)	(247,043)
Change in Unrealized Appreciation (Depreciation)	523,189
Purchases	3,875,000
Sales	(1,564,140)
Transfers into Level 3(a)	5,465,701
Transfers out of Level 3(a)	(9,580,643)
Balance as of March 31, 2023	$19,519,849
Change in unrealized appreciation/depreciation for the period ended March 31, 2023, related to Level 3 investments held at March 31, 2023	$226,225

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Financial Statements.	163

Schedule of Investments (unaudited)

SUSTAINABLE MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.16%

MUNICIPAL BONDS 96.16%

Corporate-Backed 4.81%
Arizona Industrial Development Authority	3.625%		5/20/2033	BBB	$136,216	$127,376
Michigan Strategic Fund-Graphic Packaging Intl AMT	4.00%	#(a)	10/1/2061	BB	125,000	123,397
Total						250,773

Education 16.46%
Build NYC Resource Corp.-E Harlem Scholars Oblg Gp NY†	5.00%		6/1/2032	BB+	100,000	101,678
California Community Choice Financing Authority	4.00%	#(a)	5/1/2053	A1	150,000	149,907
Cleveland State University OH	5.00%		6/1/2031	A+	100,000	105,307
Connecticut State Health & Educational Facilities Authority	2.80%	#(a)	7/1/2057	AAA	150,000	149,301
Louisiana Public Facilities Authority-Tulane University	5.00%		10/15/2036	A+	150,000	171,854
Minnesota Higher Education Facilities Authority-University of St Thomas	4.00%		10/1/2036	A2	150,000	153,115
Stephen F Austin State University TX	5.00%		10/15/2028	A1	25,000	26,992
Total						858,154

General Obligation 15.22%
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	150,000	156,818
Chicago Board of Education IL GO	4.00%		12/1/2039	BB+	125,000	113,686
Fort Bend Independent School District TX GO (PSF GTD)	0.875%	#(a)	8/1/2050	AAA	150,000	141,944
New Caney Independent School District TX GO (PSF GTD)	1.25%	#(a)	2/15/2050	Aaa	150,000	145,967
Northside Independent School District TX GO (PSF GTD)	1.60%	#(a)	8/1/2049	Aaa	100,000	97,591
Pennsylvania Economic Development Financing Authority AMT	5.50%		6/30/2037	Baa2	125,000	137,499
Total						793,505

Health Care 31.01%
Antelope Valley Healthcare District CA	5.00%		3/1/2026	BBB	115,000	116,697
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%		12/1/2026	BB	200,000	197,474

164	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SUSTAINABLE MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Connecticut State Health & Educational Facilities Authority-Hartford Healthcare Ob Gp	5.00%		7/1/2028	A	$165,000	$180,627
County of Franklin-Trinity Hlth Corp Oblig OH	5.00%		12/1/2036	AA-	150,000	162,614
Dutchess County Local Development Corp.-Nuvance Health Oblig Grp NY	5.00%		7/1/2027	BBB+	125,000	132,697
Lee Memorial Hlth Sys Obl FL	5.00%		4/1/2029	A+	50,000	55,929
New Jersey Health Care Facilities Financing Authority-St Joseph’S Hlthcr Oblig	5.00%		7/1/2025	BBB-	150,000	154,161
Norfolk Economic Development Authority-Sentara Hlthcr Oblig Gp VA	5.00%	#(a)	11/1/2048	AA	150,000	166,854
State of Ohio-Univ Hosp Hlth Sys Obl Gp	5.00%		1/15/2032	A	150,000	166,691
Tarrant County Cultural Education Facilities Finance Corp.-Christus Health Obl Group TX	5.00%	#(a)	7/1/2053	A1	250,000	283,208
Total						1,616,952

Housing 5.35%
Maryland Community Development Administration	3.50%		3/1/2050	Aa1	120,000	119,336
Maryland Economic Development Corp.	5.375%		7/1/2038	BBB-	150,000	159,941
Total						279,277

Other Revenue 6.48%
Duval County Public Schools FL COP (AGM)	5.00%		7/1/2035	AA	150,000	170,746
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2027	AA+	150,000	167,248
Total						337,994

Transportation 14.00%
County of Osceola Transportation Revenue FL	5.00%		10/1/2028	BBB+	100,000	103,580
Foothill-Eastern Transportation Corridor Agency CA	5.00%		1/15/2028	A-	125,000	134,108
Maryland Economic Development Corp.-Purple line Transit Ptr AMT	5.00%		11/12/2028	Baa3	150,000	155,164
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2036	A3	200,000	227,307
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2029	AA-	100,000	109,966
Total						730,125

See Notes to Financial Statements.	165

Schedule of Investments (unaudited)(concluded)

SUSTAINABLE MUNICIPAL BOND FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 2.83%
City of Chicago Waterworks Revenue IL	5.00%	11/1/2029	A	$140,000	$147,778
Total Investments in Securities 96.16% (cost $5,004,706)					5,014,558
Other Assets and Liabilities – Net 3.84%					200,271
Net Assets 100.00%					$5,214,829

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
GTD	Guaranteed.
PSF	Permanent School Fund.
VA	Insured by–Department of Veteran Affairs.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2023, the total value of Rule 144A securities was $101,678, which represents 1.95% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$5,014,558	$–	$5,014,558
Total	$–	$5,014,558	$–	$5,014,558

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2022	$81,853
Accrued Discounts (Premiums)	15
Realized Gain (Loss)	(13,964)
Change in Unrealized Appreciation (Depreciation)	17,681
Purchases	–
Sales	(85,585)
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of March 31, 2023	$–
Change in unrealized appreciation/depreciation for the period ended March 31, 2023, related to Level 3 investments held at March 31, 2023	$–

166	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.74%

MUNICIPAL BONDS 98.74%

Corporate-Backed 2.19%
California Municipal Finance Authority AMT	4.00%		7/15/2029	BB-	$3,450,000	$3,350,827
California Pollution Control Financing Authority-Poseidon Resources AMT†	5.00%		11/21/2045	Baa3	4,410,000	4,293,190
California Pollution Control Financing Authority-Waste Mgmt Inc AMT	4.30%		7/1/2040	A-	185,000	187,000
Long Beach Bond Finance Authority CA	5.00%		11/15/2029	A2	1,285,000	1,373,713
San Francisco City & County Airport Comm-San Francisco International Airport-SFO Fuel Co LLC CA AMT	5.00%		1/1/2038	A1	1,715,000	1,815,942
Total						11,020,672

Education 11.59%
Brentwood Union School District CA GO	5.25%		8/1/2052	Aa3	2,125,000	2,393,762
California Community Choice Financing Authority	4.00%	#(a)	5/1/2053	A1	4,350,000	4,347,300
California Educational Facilities Authority-Art Center Clg of Design	5.00%		12/1/2030	Baa1	1,175,000	1,257,108
California Educational Facilities Authority-Art Center Clg of Design	5.00%		12/1/2044	Baa1	1,500,000	1,524,702
California Educational Facilities Authority-Chapman University	4.00%		4/1/2047	A2	1,945,000	1,922,444
California Educational Facilities Authority-Chapman University	5.00%		4/1/2040	A2	1,000,000	1,025,383
California Educational Facilities Authority-Loyola Marymount Univ	5.00%		10/1/2048	A2	1,000,000	1,048,771
California Educational Facilities Authority-Loyola Marymount Univ (NATL)	Zero Coupon		10/1/2033	A2	1,720,000	1,173,861
California Educational Facilities Authority-Santa Clara University	5.00%		4/1/2039	Aa3	1,000,000	1,035,128
California Educational Facilities Authority-Univ of San Francisco	5.00%		10/1/2037	A2	1,000,000	1,078,035
California Educational Facilities Authority-Univ of San Francisco	5.00%		10/1/2053	A2	2,000,000	2,091,495
California Municipal Finance Authority-Biola University	5.00%		10/1/2029	Baa1	330,000	333,697

See Notes to Financial Statements.	167

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
California Municipal Finance Authority-Biola University	5.00%	10/1/2032	Baa1	$400,000	$424,648
California Municipal Finance Authority-Biola University	5.00%	10/1/2042	Baa1	1,500,000	1,516,803
California Municipal Finance Authority-Emerson College	5.00%	1/1/2042	BBB+	4,245,000	4,309,192
California Municipal Finance Authority-Samuel Merritt University	5.25%	6/1/2053	A3	3,000,000	3,269,675
California Municipal Finance Authority-Sdori Charter Sch Pptys†	5.625%	3/1/2045	B+	500,000	466,900	(b)
California Municipal Finance Authority-Touro Clg & Univ Sys	5.25%	1/1/2040	NR	1,085,000	1,120,893
California Municipal Finance Authority-University of San Diego	3.00%	11/1/2048	A2	2,000,000	1,473,923
California Municipal Finance Authority-University of San Diego	4.00%	11/1/2044	A2	1,000,000	1,001,646
California Municipal Finance Authority-University of San Diego	5.00%	10/1/2049	A1	2,000,000	2,125,110
California School Finance Authority-Aspire Public Schools Obl†	5.00%	8/1/2046	NR	85,000	89,821
California School Finance Authority-Green Dot Public Schs Obg†	5.00%	8/1/2045	BBB-	620,000	622,426
California School Finance Authority-Kipp Socal Pub Schs Obl†	5.00%	7/1/2045	BBB	540,000	545,005
California Statewide Communities Development Authority-Culinary Inst of America	5.00%	7/1/2046	Baa2	1,010,000	1,018,684
Montebello Unified School District CA GO (AGM)	5.50%	8/1/2047	AA	2,000,000	2,240,444
Morgan Hill Unified School District CA GO	5.25%	8/1/2040	Aa1	1,000,000	1,173,214
Ripon Unified School District CA GO (BAM)	5.50%	8/1/2043	AA	1,000,000	1,071,465
Santa Clarita Community College District CA GO	5.25%	8/1/2045	AA	1,500,000	1,710,186
University of California	4.00%	5/15/2041	AA	1,635,000	1,664,261
University of California	4.00%	5/15/2046	AA	3,520,000	3,533,699
University of California	5.00%	5/15/2036	AA-	1,500,000	1,772,996
University of California	5.00%	5/15/2052	AA	4,640,000	5,164,462
University of California	5.25%	5/15/2058	AA	2,500,000	2,701,661
Total					58,248,800

168	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation 13.70%
Banning Unified School District CA GO (AGM)	5.25%		8/1/2042	AA	$1,115,000	$1,198,685
California Community Choice Financing Authority	5.00%	#(a)	7/1/2053	A1	3,000,000	3,155,388
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	1,750,000	1,829,545
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	3,075,000	3,149,131
California State Public Works Board	4.00%		5/1/2046	Aa3	3,765,000	3,747,292
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR	52,336	49,277
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	739,145	322,452
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	20,754	17,614
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	2,000,000	1,564,919
Commonwealth of Puerto Rico GO	5.25%		7/1/2023	NR	87,405	87,536
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	172,747	178,679
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	169,945	177,696
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	165,067	175,393
Cupertino Union School District CA GO	2.50%		8/1/2033	Aa1	740,000	720,647
Dublin Unified School District CA GO	3.00%		8/1/2041	AA+	2,425,000	2,112,068
Grossmont Union High School District CA GO (AGM)	Zero Coupon		6/1/2040	AA	2,000,000	853,752
Hope Elementary School District CA GO	4.00%		8/1/2047	AA	2,000,000	2,007,472
Imperial Unified School District CA GO (BAM)	5.25%		8/1/2043	AA	2,000,000	2,248,074
Irvine Unified School District CA GO	5.50%		9/1/2035	Aa1	1,060,000	1,207,612
Irvine Unified School District CA Special Tax (BAM)	5.00%		9/1/2038	AA	1,000,000	1,039,697
Irvine Unified School District CA Special Tax (BAM)	5.00%		9/1/2056	AA	995,000	1,051,196
Local Public Schools Funding Authority School Improvement District No. 2016-1 CA GO (BAM)	4.00%		8/1/2052	AA	1,615,000	1,579,315
Local Public Schools Funding Authority School Improvement District No. 2016-1 CA GO (BAM)	5.00%		8/1/2052	AA	2,000,000	2,125,734
Newport Mesa Unified School District CA GO	Zero Coupon		8/1/2041	Aaa	1,325,000	647,313
Newport Mesa Unified School District CA GO	Zero Coupon		8/1/2045	Aaa	2,000,000	810,843

See Notes to Financial Statements.	169

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
North Orange County Community College District CA GO	2.75%	8/1/2036	AA+	$2,000,000	$1,845,087
Orange Unified School District CA GO	4.00%	8/1/2047	AA	1,000,000	1,002,513
Panama-Buena Vista Union School District CA GO (BAM)	2.625%	8/1/2037	AA	1,510,000	1,275,102
Perris Union High School District CA GO (AGM)	3.00%	9/1/2044	AA	1,000,000	826,681
San Benito High School District CA GO	Zero Coupon	8/1/2041	Aa3	1,640,000	766,694
San Benito High School District CA GO	Zero Coupon	8/1/2042	Aa3	1,795,000	801,554
San Benito High School District CA GO	Zero Coupon	8/1/2043	Aa3	2,600,000	1,109,071
San Diego Public Facilities Financing Authority CA(c)	5.25%	10/15/2052	AA-	4,000,000	4,497,732
San Francisco Bay Area Rapid Transit District CA GO	5.25%	8/1/2047	Aaa	2,345,000	2,658,673
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2042	A+	1,000,000	1,040,462
San Gorgonio Memorial Health Care District CA GO	5.00%	8/1/2032	Ba2	1,000,000	1,003,114
San Leandro Unified School District CA GO (BAM)	5.25%	8/1/2046	AA	1,750,000	1,874,856
San Rafael City Elementary School District CA GO	4.50%	8/1/2042	AA	1,150,000	1,192,629
Santa Ana Unified School District CA GO	3.25%	8/1/2042	Aa3	500,000	442,523
Santa Barbara Unified School District CA GO	4.00%	8/1/2036	Aa1	750,000	774,430
Santa Monica-Malibu Unified School District CA GO	3.00%	8/1/2044	AA+	1,515,000	1,266,432
Santa Rita Union School District CA GO	2.50%	8/1/2031	AA-	1,235,000	1,218,274
Southwestern Community College District CA GO	Zero Coupon	8/1/2041	Aa2	1,100,000	536,940
State of California GO	5.00%	10/1/2041	Aa2	1,000,000	1,127,380
State of California GO	5.00%	4/1/2042	Aa2	2,000,000	2,274,448
State of California GO	5.25%	8/1/2032	Aa2	2,500,000	2,656,623
State of California GO	5.25%	9/1/2047	Aa2	3,000,000	3,439,377
Sweetwater Union High School District CA GO (BAM)	5.00%	8/1/2027	AA	1,000,000	1,029,105

170	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
West Contra Costa Unified School District CA GO	4.00%	8/1/2043	AA-	$1,000,000	$1,005,069
West Contra Costa Unified School District CA GO	6.00%	8/1/2027	AA-	1,000,000	1,146,787
Total					68,868,886

Health Care 11.54%
Abag Finance Authority for Nonprofit Corps-Sharp Healthcare Oblig CA	5.00%	8/1/2043	AA	1,000,000	1,003,681
Antelope Valley Healthcare District CA	5.00%	3/1/2026	BBB	650,000	659,593
Antelope Valley Healthcare District CA	5.25%	3/1/2036	BBB	1,000,000	1,027,234
California Health Facilities Financing Authority-Adventist Hlth Sys/W Oblg	3.00%	3/1/2039	A-	2,475,000	2,099,349
California Health Facilities Financing Authority-Children’S Hosp La Oblig	5.00%	8/15/2047	BBB+	3,000,000	3,062,698
California Health Facilities Financing Authority-Childrens Hosp Orange Obl	3.00%	11/1/2038	AA-	3,000,000	2,662,409	(b)
California Health Facilities Financing Authority-Childrens Hosp Orange Obl	4.00%	11/1/2035	AA-	570,000	591,116
California Health Facilities Financing Authority-City of Hope Oblig Group	4.00%	11/15/2045	A	3,370,000	3,207,244
California Health Facilities Financing Authority-Commonspirit Hlth Oblig	4.00%	4/1/2035	A-	4,350,000	4,444,377
California Health Facilities Financing Authority-Commonspirit Hlth Oblig	4.00%	4/1/2044	A-	1,250,000	1,207,851
California Health Facilities Financing Authority-Commonspirit Hlth Oblig	4.00%	4/1/2045	A-	1,250,000	1,199,234
California Health Facilities Financing Authority-Sutter Health Oblig Group	4.00%	11/15/2042	A1	1,715,000	1,678,537
California Municipal Finance Authority	4.00%	8/15/2037	A-	1,000,000	1,000,386
California Municipal Finance Authority-Channing House	5.00%	5/15/2047	AA-	2,000,000	2,095,355
California Municipal Finance Authority-Cmnty Hlth Ctrs Ctl Coast†	5.00%	12/1/2054	NR	750,000	731,086
California Municipal Finance Authority-Cmnty Hosps Ctrl Grp	5.00%	2/1/2040	A3	500,000	523,116
California Municipal Finance Authority-Cmnty Hosps Ctrl Grp	5.00%	2/1/2047	A3	2,000,000	2,064,714
California Municipal Finance Authority-Eisenhower Medical Center	5.00%	7/1/2032	Baa2	1,055,000	1,123,822

See Notes to Financial Statements.	171

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Public Finance Authority-Hoag Mem Hosp Oblig Grp	4.00%		7/15/2051	AA		$1,000,000	$989,249
California Public Finance Authority-Kendal At Ventura†	10.00%		5/15/2028	NR		500,000	496,370	(b)
California Statewide Communities Development Authority-Cedars-Sinai Med Ctr	4.00%		7/1/2048	AA-		1,000,000	977,869
California Statewide Communities Development Authority-Emanate Hlth Oblig Group	4.00%		4/1/2037	A		1,400,000	1,413,537
California Statewide Communities Development Authority-Humangood Oblig Group	5.00%		10/1/2045	A-	(d)	1,000,000	1,010,084
California Statewide Communities Development Authority-Kaiser Fdtn Hospitals	5.00%	#(a)	5/1/2033	AA-		1,030,000	1,192,132
California Statewide Communities Development Authority-Loma Linda Univ Med Obl	5.25%		12/1/2034	BB		2,150,000	2,199,356
California Statewide Communities Development Authority-Loma Linda Univ Med Obl†	5.25%		12/1/2043	BB		1,000,000	1,001,656
California Statewide Communities Development Authority-Loma Linda Univ Med Obl†	5.25%		12/1/2056	BB		1,015,000	988,026
California Statewide Communities Development Authority-Loma Linda Univ Med Obl	5.50%		12/1/2054	BB		2,200,000	2,201,817
California Statewide Communities Development Authority-Loma Linda Univ Med Obl†	5.50%		12/1/2058	BB		1,555,000	1,555,419
California Statewide Communities Development Authority-Verity Hlth Sys Oblig	5.50%		7/1/2039	NR		7,430	6,984
City of Oroville-Oroville Hospital CA	5.25%		4/1/2049	B+		1,695,000	1,605,424
Palomar Health CA-Palomar Health Oblig Grp	5.00%		11/1/2036	BBB		1,250,000	1,287,083
Palomar Health CA-Palomar Health Oblig Grp	5.00%		11/1/2039	BBB		3,750,000	3,824,054
Regents of the University of California Medical Center Pooled Revenue	5.00%		5/15/2035	AA-		2,000,000	2,361,799

172	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Regents of the University of California Medical Center Pooled Revenue	5.00%	5/15/2047	AA-	$2,000,000	$2,198,509
Washington Township Health Care District CA	3.00%	7/1/2037	Baa2	1,440,000	1,156,954
Washington Township Health Care District CA	5.00%	7/1/2032	Baa2	1,075,000	1,153,024
Total					58,001,148

Housing 7.09%
California Community Housing Agency†	3.00%	2/1/2057	NR	1,740,000	1,151,823
California Community Housing Agency†	4.00%	2/1/2050	NR	995,000	753,862
California Community Housing Agency†	5.00%	8/1/2050	NR	1,000,000	935,008
California Enterprise Development Authority-Provident Grp-Sdsu Pptys	5.00%	8/1/2045	Baa3	1,745,000	1,773,767
California Housing Finance Agency	3.25%	8/20/2036	BBB	10,287,407	9,441,483
California Housing Finance Agency	3.50%	11/20/2035	BBB+	3,309,693	3,154,066
California Infrastructure & Economic Development Bank-Equitable Sch Revolv Obl	5.00%	11/1/2044	A	1,050,000	1,087,940
California Municipal Finance Authority-Biola University	5.00%	10/1/2034	Baa1	1,000,000	1,056,952
California Municipal Finance Authority-Bowles Hall Foundation	5.00%	6/1/2050	Baa3	500,000	501,889
California Municipal Finance Authority-Caritas Affordable Hsg	5.00%	8/15/2030	A-	1,050,000	1,073,010
California Municipal Finance Authority-CHF-Davis II LLC (BAM)	4.00%	5/15/2046	AA	4,625,000	4,378,409
California Statewide Communities Development Authority-CHF-Irvine LLC	5.00%	5/15/2035	Baa1	1,100,000	1,124,097
California Statewide Communities Development Authority-CHF-Irvine LLC (BAM)	4.00%	5/15/2046	AA	1,000,000	973,677
CSCDA Community Improvement Authority CA†	2.65%	12/1/2046	NR	3,450,000	2,652,931
CSCDA Community Improvement Authority CA†	3.00%	6/1/2047	NR	3,000,000	2,204,727
CSCDA Community Improvement Authority CA†	3.00%	3/1/2057	NR	4,000,000	2,623,064
CSCDA Community Improvement Authority CA†	4.00%	8/1/2056	NR	1,000,000	769,433
Total					35,656,138

See Notes to Financial Statements.	173

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations 1.22%
California State Public Works Board	4.00%		11/1/2046	Aa3	$2,500,000	$2,487,889
County of Santa Barbara CA COP AMT	5.00%		12/1/2036	AA	3,395,000	3,665,243
Total						6,153,132

Other Revenue 1.99%
California Infrastructure & Economic Development Bank-Los Angeles Cnty Museum	4.00%		7/1/2050	A2	4,000,000	3,795,989
California Municipal Finance Authority-Oceaa Facilities LLC	6.75%		10/1/2028	NR	800,000	800,720
California School Finance Authority-Aspire Public Schools Obl†	4.00%		8/1/2051	BBB	785,000	662,106
California School Finance Authority-Green Dot Public Schs Obg†	5.00%		8/1/2038	BBB-	1,000,000	1,027,355
California School Finance Authority-Kipp Socal Pub Schs Obl†	5.00%		7/1/2034	BBB	600,000	610,485
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	2,500,000	1,087,500
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	1,835,000	2,006,748
Total						9,990,903

Pre-Refunded 0.13%
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+	555,000	660,152

Special Tax 3.81%
Brentwood Infrastructure Financing Authority CA	5.00%		9/2/2036	NR	500,000	508,854
City & County of San Francisco Special Tax District No. CA Special Tax†	4.00%		9/1/2041	NR	2,500,000	2,259,473
City of Irvine CA	5.00%		9/2/2028	NR	1,000,000	1,043,322
City of Irvine CA Special Tax	5.00%		9/1/2044	NR	500,000	504,549
City of Roseville CA Special Tax	5.00%		9/1/2031	NR	1,000,000	1,038,446
City of San Clemente CA Special Tax	5.00%		9/1/2040	NR	970,000	986,970
County of Los Angeles Community Facilities District No. CA Special Tax	5.00%		9/1/2052	NR	1,500,000	1,518,150
Inland Valley Development Agency CA Tax Allocation	5.25%		9/1/2037	A	1,325,000	1,344,884
Lake Elsinore Public Financing Authority CA Special Tax	5.00%		9/1/2035	NR	920,000	954,088
Orange County Community Facilities District CA Special Tax	5.00%		8/15/2047	NR	1,000,000	1,028,091

174	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Poway Unified School District Public Financing Authority CA Special Tax (BAM)	5.00%	9/1/2035	AA+	$1,770,000	$1,861,572
River Islands Public Financing Authority CA (AGM)	4.00%	9/1/2045	AA	2,000,000	2,004,553
River Islands Public Financing Authority CA (AGM)	4.00%	9/1/2050	AA	1,400,000	1,392,156
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	1,000,000	1,121,337
Temecula Valley Unified School District Financing Authority CA Special Tax (BAM)	5.00%	9/1/2035	AA	1,505,000	1,565,114
Total					19,131,559

Tax Revenue 5.93%
Anaheim Public Financing Authority CA (BAM)	5.00%	9/1/2035	AA	2,000,000	2,158,509
City of Irvine CA	4.00%	9/2/2039	A	1,000,000	1,005,823
City of Sacramento Transient Occupancy Tax Revenue CA	5.00%	6/1/2048	A1	1,000,000	1,049,857
Compton Community Redevelopment Agency Successor Agency CA (AGM)	5.00%	8/1/2037	AA	1,700,000	1,913,381
Fresno Unified School District CA GO	5.00%	8/1/2046	Aa3	1,000,000	1,090,168
Matching Fund Special Purpose Securitization Corp. VI	5.00%	10/1/2026	NR	1,000,000	1,020,194
Oxnard Union High School District CA GO	4.00%	8/1/2047	Aa2	2,500,000	2,513,107
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	134,000	80,594
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	501,000	97,508
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	350,000	319,392
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	3,971,000	3,623,731
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	7,000	6,196
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	296,000	271,492
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	3,760,000	3,550,086
San Diego Unified School District CA GO	3.00%	7/1/2044	Aa2	4,400,000	3,646,546
San Leandro Unified School District CA GO	5.25%	8/1/2048	AA-	2,100,000	2,364,882

See Notes to Financial Statements.	175

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
San Rafael City High School District CA GO	5.25%	8/1/2052	Aa2	$1,215,000	$1,355,618
Territory of Guam	4.00%	1/1/2036	Ba1	2,750,000	2,696,007
Tustin Community Facilities District CA Special Tax	5.00%	9/1/2037	A-	1,000,000	1,037,782
Total					29,800,873

Tobacco 4.40%
California County Tobacco Securitization Agency	Zero Coupon	6/1/2055	NR	3,000,000	506,297
California County Tobacco Securitization Agency	5.00%	6/1/2049	BBB+	1,020,000	1,025,008
California County Tobacco Securitization Agency-Sonoma Cnty Securtzn Corp	4.00%	6/1/2049	BBB+	1,450,000	1,347,331
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	8,675,000	2,085,888
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	10,000,000	484,284
City of San Diego Tobacco Settlement Revenue Funding Corp. CA	4.00%	6/1/2032	A	1,035,000	1,002,502
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	19,500,000	1,980,644
Golden State Tobacco Securitization Corp. CA	5.00%	6/1/2029	NR	1,000,000	1,113,266
Golden State Tobacco Securitization Corp. CA	5.00%	6/1/2034	NR	1,050,000	1,200,195
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	3,000,000	175,821
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2041	NR	5,000,000	1,782,998
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR	2,250,000	189,744
Tobacco Securitization Authority of Northern California-Sacramento County Tobacco	4.00%	6/1/2036	A-	1,050,000	1,054,677
Tobacco Securitization Authority of Northern California-Sacramento County Tobacco	4.00%	6/1/2049	BBB+	3,250,000	2,936,551
Tobacco Securitization Authority of Southern California-San Diego County Tobacco	Zero Coupon	6/1/2046	CCC-	2,500,000	406,439

176	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Tobacco Securitization Authority of Southern California-San Diego County Tobacco	Zero Coupon		6/1/2054	NR		$4,800,000	$880,645
Tobacco Securitization Authority of Southern California-San Diego County Tobacco	5.00%		6/1/2038	A-		1,000,000	1,066,297
Tobacco Securitization Authority of Southern California-San Diego County Tobacco	5.00%		6/1/2039	A-		1,000,000	1,061,183
Tobacco Securitization Authority of Southern California-San Diego County Tobacco	5.00%		6/1/2048	BBB+		1,675,000	1,735,279
Tobacco Securitization Authority of Southern California-San Diego County Tobacco	5.00%		6/1/2048	BBB-		85,000	86,438
Total							22,121,487

Transportation 20.20%
Alameda Corridor Transportation Authority CA (AGM)	5.00%		10/1/2052	AA		9,000,000	9,818,023
Bay Area Toll Authority CA	3.55%	#(a)	4/1/2055	Aa1		200,000	200,000
California Municipal Finance Authority-Lax Integrated Express AMT	4.00%		12/31/2047	BBB-	(d)	5,590,000	5,008,681
California Municipal Finance Authority-Lax Integrated Express AMT	5.00%		12/31/2034	BBB-	(d)	1,700,000	1,777,469
California Municipal Finance Authority-Lax Integrated Express AMT	5.00%		12/31/2035	BBB-	(d)	1,000,000	1,039,113
California Municipal Finance Authority-Lax Integrated Express AMT	5.00%		12/31/2043	BBB-	(d)	4,840,000	4,903,846
City of Long Beach Airport System Revenue CA AMT (AGM)	5.25%		6/1/2047	AA		1,250,000	1,343,332
City of Long Beach Harbor Revenue CA AMT	5.00%		5/15/2028	AA+		1,000,000	1,052,989
City of Los Angeles Department of Airports CA AMT	5.00%		5/15/2032	NR		105,000	121,108
City of Los Angeles Department of Airports CA AMT	5.00%		5/15/2032	AA-		1,895,000	2,142,017
City of Los Angeles Department of Airports CA AMT	5.00%		5/15/2039	AA		1,000,000	1,076,344
City of Los Angeles Department of Airports CA AMT	5.00%		5/15/2043	AA-		1,000,000	1,045,368

See Notes to Financial Statements.	177

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2051	AA-	$1,000,000	$1,046,498
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2047	AA	3,000,000	3,242,190
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2048	AA-	2,000,000	2,091,728
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2036	AA	1,000,000	1,154,792
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2047	AA	5,000,000	5,527,841
County of Sacramento Airport System Revenue CA	5.00%	7/1/2041	A	1,130,000	1,167,016
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A	1,500,000	1,038,461
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2042	A	1,150,000	1,333,831
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2043	A-	8,710,000	8,295,298
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2046	A	2,500,000	2,343,753
Foothill-Eastern Transportation Corridor Agency CA	4.00%	1/15/2046	A	3,500,000	3,281,254
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2031	A	1,750,000	1,967,996
Ontario International Airport Authority CA (AGM)	5.00%	5/15/2046	AA	1,500,000	1,654,512
Port Commission of the City & County of San Francisco CA AMT	5.00%	3/1/2030	Aa3	1,415,000	1,442,624
Riverside County Transportation Commission CA	Zero Coupon	6/1/2028	NR	465,000	407,361
Riverside County Transportation Commission CA	Zero Coupon	6/1/2028	A	535,000	444,342
Riverside County Transportation Commission CA	4.00%	6/1/2047	A-	3,520,000	3,333,634
San Diego County Regional Airport Authority CA	4.00%	7/1/2046	A2	1,000,000	992,698
San Diego County Regional Airport Authority CA AMT	4.00%	7/1/2046	A2	1,750,000	1,666,198
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2051	A2	2,000,000	2,087,128

178	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2031	A1	$6,500,000	$7,353,049
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2032	A+	1,500,000	1,687,261
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2045	A+	1,515,000	1,575,471
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2050	A+	4,000,000	4,129,316
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2052	A1	6,500,000	6,809,918
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2044	A-	3,100,000	3,138,912
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2049	A-	1,930,000	1,951,076
San Joaquin Hills Transportation Corridor Agency CA (NATL)	Zero Coupon		1/15/2036	Baa2	1,450,000	852,898
Total						101,545,346

Utilities 14.95%
Adelanto Public Utility Authority CA (AGM)	5.00%		7/1/2039	AA	1,335,000	1,437,452
California Community Choice Financing Authority	4.00%	#(a)	2/1/2052	A1	3,525,000	3,481,147
California Community Choice Financing Authority	4.00%	#(a)	10/1/2052	A2	2,350,000	2,345,173
California Pollution Control Financing Authority-Poseidon Resources†	5.00%		7/1/2039	Baa3	750,000	768,738
California Pollution Control Financing Authority-Poseidon Resources†	5.00%		11/21/2045	Baa3	3,870,000	3,904,291
Casitas Municipal Water District CA Special Tax (BAM)	5.25%		9/1/2047	AA	1,525,000	1,632,054
City of Burbank Electric Revenue CA	5.00%		6/1/2053	Aa3	3,750,000	4,087,084
Guam Power Authority (AGM)	5.00%		10/1/2034	AA	705,000	729,862
Long Beach Bond Finance Authority CA	4.689% (3 Mo. LIBOR * ..67 + 1.43%)	#	11/15/2026	A2	1,000,000	1,002,897

See Notes to Financial Statements.	179

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Long Beach Bond Finance Authority CA	5.50%		11/15/2037	A2		$1,900,000	$2,112,932
Los Angeles Department of Water & Power CA	3.06%	#(a)	7/1/2035	Aa2		6,000,000	6,000,000
Los Angeles Department of Water & Power CA	5.00%		7/1/2043	Aa2		2,000,000	2,247,970
Los Angeles Department of Water & Power CA	5.00%		7/1/2048	Aa2		2,000,000	2,195,850
Los Angeles Department of Water & Power CA	5.00%		7/1/2051	Aa2		1,200,000	1,315,776
Los Angeles Department of Water & Power CA	5.00%		7/1/2052	Aa2		4,645,000	5,133,753
Los Angeles Department of Water & Power CA	5.25%		7/1/2037	Aa2		1,500,000	1,624,629
Mountain House Public Financing Authority CA (BAM)	4.00%		12/1/2045	AA		2,720,000	2,720,930
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+		2,625,000	3,122,340
M-S-R Energy Authority CA	7.00%		11/1/2034	BBB+		5,000,000	6,166,492
Northern California Energy Authority	4.00%	#(a)	7/1/2049	A2		2,500,000	2,504,088
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		700,000	594,776
Puerto Rico Electric Power Authority(e)	5.25%		7/1/2024	D	(d)	255,000	182,325
Puerto Rico Electric Power Authority(e)	5.25%		7/1/2033	D	(d)	115,000	81,650
Puerto Rico Electric Power Authority(e)	7.00%		7/1/2040	D	(d)	450,000	327,375
San Diego Public Facilities Financing Authority CA	5.00%		8/1/2043	Aa3		1,000,000	1,081,776
San Francisco City & County Public Utilities Commission Wastewater Revenue CA	4.00%		10/1/2043	AA		1,250,000	1,261,359
San Francisco City & County Public Utilities Commission Wastewater Revenue CA	5.00%		10/1/2046	AA		2,000,000	2,239,244
Southern California Public Power Authority	4.695% (3 Mo. LIBOR *.67 + 1.47%)	#	11/1/2038	A2		770,000	689,925
Southern California Public Power Authority	5.00%		11/1/2033	A2		5,575,000	6,174,278
Southern California Public Power Authority	5.00%		7/1/2038	AA-		1,000,000	1,025,587
Stockton Public Financing Authority CA (BAM)	5.00%		9/1/2029	AA		1,000,000	1,027,818

180	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2025	BBB+	(d)	$1,130,000	$1,181,480
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2029	BBB+	(d)	1,370,000	1,518,109
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2031	BBB+	(d)	765,000	844,289
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2032	BBB+	(d)	1,090,000	1,193,080
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2034	BBB+	(d)	300,000	322,210
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2035	BBB+	(d)	200,000	213,032
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2038	BBB+	(d)	650,000	679,756
Total						75,171,527
Total Investments in Securities 98.74% (cost $510,104,616)						496,370,623
Other Assets and Liabilities – Net(f) 1.26%						6,341,149
Net Assets 100.00%						$502,711,772

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COPS	Certificates of Participation.
LIBOR	London Interbank Offered Rate.
NR	Not Rated.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2023, the total value of Rule 144A securities was $32,368,076, which represents 6.44% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2023.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Securities purchased on a when-issued basis (See Note 2(g)).
(d)	This investment has been rated by Fitch IBCA.
(e)	Defaulted (non-income producing security).
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at March 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2023	45	Short	$(5,662,903)	$(5,902,031)	$(239,128)

See Notes to Financial Statements.	181

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND March 31, 2023

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Education	$–	$57,781,900	$466,900	$58,248,800
Health Care	–	54,842,369	3,158,779	58,001,148
Remaining Industries	–	380,120,675	–	380,120,675
Total	$–	$492,744,944	$3,625,679	$496,370,623

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(239,128)	–	–	(239,128)
Total	$(239,128)	$–	$–	$(239,128)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

182	See Notes to Financial Statements.

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.34%

MUNICIPAL BONDS 98.34%

Corporate-Backed 3.96%
Industrial Pollution Control Financing Authority of Gloucester County-Logan Generating Co LP NJ AMT	5.00%	12/1/2024	NR	$110,000	$111,566
New Jersey Economic Development Authority-NYNJ Link Borrower LLC (AGM) AMT	5.00%	1/1/2031	AA	225,000	227,141
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.00%	7/1/2023	BBB+	70,000	70,298
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.00%	1/1/2028	BBB+	100,000	100,927
New Jersey Economic Development Authority-United Airlines Inc	5.25%	9/15/2029	BB-	1,675,000	1,678,161
New Jersey Economic Development Authority-United Airlines Inc	5.50%	6/1/2033	BB-	650,000	652,612
New Jersey Infrastructure Bank	2.125%	9/1/2046	AAA	400,000	262,082
Salem County Pollution Control Financing Authority-Constellation Energy Gen NJ AMT(a)	4.45%	3/1/2025	Baa2	1,000,000	1,000,000
Total					4,102,787

Education 7.73%
Camden County Improvement Authority-Kipp Cooper Norcross Obl NJ	6.00%	6/15/2047	BBB	500,000	537,985
New Jersey Economic Development Authority-Provident Group-Montclair (AGM)	5.00%	6/1/2042	AA	500,000	514,909
New Jersey Educational Facilities Authority-New Jersey City Univ Inc (AGM)	4.00%	7/1/2036	AA	745,000	755,088
New Jersey Educational Facilities Authority-Ramapo College of NJ (AGM)	4.00%	7/1/2041	AA	545,000	543,341
New Jersey Educational Facilities Authority-Ramapo College of NJ (AGM)	4.00%	7/1/2052	AA	500,000	476,079
New Jersey Educational Facilities Authority-Seton Hall University	4.00%	7/1/2046	BBB+	545,000	497,970
New Jersey Educational Facilities Authority-Seton Hall University	5.00%	7/1/2034	BBB+	325,000	340,568
New Jersey Educational Facilities Authority-Seton Hall University (AGM)	3.25%	7/1/2049	AA	400,000	317,467

See Notes to Financial Statements.	183

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New Jersey Educational Facilities Authority-Stevens Inst of Tech	3.00%		7/1/2050	BBB+	$1,005,000	$718,614
New Jersey Educational Facilities Authority-Stevens Inst of Tech	4.00%		7/1/2050	BBB+	200,000	179,530
New Jersey Educational Facilities Authority-Stevens Inst of Tech	5.00%		7/1/2030	BBB+	530,000	566,035
New Jersey Educational Facilities Authority-Stockton University	5.00%		7/1/2041	Baa1	800,000	814,973
New Jersey Educational Facilities Authority-William Paterson Univ (AGM)	3.00%		7/1/2039	AA	250,000	223,662
New Jersey Educational Facilities Authority-William Paterson Univ (AGM)	3.00%		7/1/2040	AA	250,000	217,394
New Jersey Higher Education Student Assistance Authority AMT	2.50%		12/1/2040	AA	500,000	425,410
New Jersey Higher Education Student Assistance Authority AMT	3.25%		12/1/2039	Aa1	515,000	496,485
New Jersey Higher Education Student Assistance Authority AMT	4.125%		12/1/2024	Aaa	195,000	195,081
New Jersey Institute of Technology	5.00%		7/1/2033	A1	170,000	192,023
Total						8,012,614

Financial Services 0.21%
New Jersey Higher Education Student Assistance Authority AMT	5.00%		12/1/2028	Aaa	200,000	218,456

General Obligation 11.70%
City of Atlantic City NJ GO (AGM)	5.00%		3/1/2037	AA	540,000	571,749
City of Atlantic City NJ GO (BAM)	5.00%		3/1/2042	AA	750,000	782,672
City of Jersey City NJ GO	4.00%		2/15/2036	Aa3	750,000	772,606
City of Newark Mass Transit Access Tax Revenue NJ (AGM)	5.375%		11/15/2052	AA	500,000	554,917
City of Summit NJ GO	4.00%		7/15/2041	AAA	500,000	513,028
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR	13,686	12,886
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	52,676	29,920
Commonwealth of Puerto Rico GO	Zero Coupon	#(b)	11/1/2043	NR	192,940	84,170
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	40,933	36,886
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	36,793	32,160
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	31,578	26,801
Commonwealth of Puerto Rico GO	5.25%		7/1/2023	NR	22,857	22,891
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	45,588	46,319

184	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico GO	5.625%	7/1/2027	NR	$45,175	$46,726
Commonwealth of Puerto Rico GO	5.625%	7/1/2029	NR	44,442	46,469
Commonwealth of Puerto Rico GO	5.75%	7/1/2031	NR	43,166	45,866
County of Hudson NJ GO	2.00%	11/15/2035	AA	920,000	756,630
Cumberland County Improvement Authority NJ GTD (BAM)	4.00%	10/1/2048	AA	750,000	724,400
Gloucester County Improvement Authority NJ GTD	4.00%	7/1/2048	Aa1	510,000	510,482
New Jersey Economic Development Authority	5.25%	11/1/2047	A3	750,000	809,314
New Jersey Health Care Facilities Financing Authority	5.00%	10/1/2037	A3	500,000	528,703
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2046	A3	750,000	812,869
Rutherford Board of Education NJ GO	2.50%	12/15/2034	AA-	1,000,000	914,470
State of New Jersey GO	2.50%	6/1/2038	A2	1,020,000	838,492
State of New Jersey GO	5.00%	6/1/2040	A2	750,000	822,496
Township of Berkeley Heights NJ GO	4.00%	7/1/2041	Aa1	785,000	799,422
Union County Utilities Authority-Covanta Union LLC NJ GTD AMT	4.75%	12/1/2031	AA+	980,000	981,441
Total					12,124,785

Health Care 14.40%
Camden County Improvement Authority-Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2030	A-	530,000	535,987
Camden County Improvement Authority-Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2032	A-	500,000	505,220
Camden County Improvement Authority-Cooper Hlth Sys Oblig Grp NJ	5.75%	2/15/2042	A-	425,000	425,607
New Jersey Economic Development Authority-Bancroft Neurohealth Olbg	5.00%	6/1/2036	NR	220,000	209,580
New Jersey Health Care Facilities Financing Authority-Atlanticare Hlth Sys Obl	2.375%	7/1/2046	AA-	695,000	478,644
New Jersey Health Care Facilities Financing Authority-Hackensack Merdn Hlth Ob	5.00%	7/1/2031	AA-	640,000	698,853
New Jersey Health Care Facilities Financing Authority-Hackensack Merdn Hlth Ob	5.00%	7/1/2033	AA-	260,000	282,738
New Jersey Health Care Facilities Financing Authority-Inspira Health Oblig Grp	4.00%	7/1/2047	A2	830,000	797,994

See Notes to Financial Statements.	185

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority-Inspira Health Oblig Grp	5.00%	7/1/2035	A2	$460,000	$487,134
New Jersey Health Care Facilities Financing Authority-Inspira Health Oblig Grp	5.00%	7/1/2042	A2	1,000,000	1,035,465
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obliga	3.00%	7/1/2051	AA-	1,000,000	745,107
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obliga	4.00%	7/1/2045	AA-	545,000	535,740
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obliga	4.00%	7/1/2051	AA-	1,000,000	953,678
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obliga	5.00%	7/1/2033	AA-	580,000	621,153
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obliga	5.00%	7/1/2043	AA-	1,305,000	1,343,775
New Jersey Health Care Facilities Financing Authority-St Joseph’S Hlthcr Oblig	4.00%	7/1/2048	BBB-	1,200,000	983,494
New Jersey Health Care Facilities Financing Authority-St Joseph’S Hlthcr Oblig	5.00%	7/1/2027	BBB-	100,000	104,315
New Jersey Health Care Facilities Financing Authority-St Joseph’S Hlthcr Oblig	5.00%	7/1/2041	BBB-	750,000	748,856
New Jersey Health Care Facilities Financing Authority-Univ of Penn Hlth Sys Obl	5.00%	7/1/2039	AA	1,000,000	1,036,960
New Jersey Health Care Facilities Financing Authority-University Hospital (AGM)	5.00%	7/1/2046	AA	1,000,000	1,013,067
New Jersey Health Care Facilities Financing Authority-Valley Hlth Sys Oblig Grp	4.00%	7/1/2044	A	1,055,000	1,026,318
New Jersey Health Care Facilities Financing Authority-Valley Hlth Sys Oblig Grp	5.00%	7/1/2030	A	315,000	355,208
Total					14,924,893

Housing 0.07%
New Jersey Housing & Mortgage Finance Agency (HUD SECT 8)	3.15%	5/1/2053	AA-	100,000	76,341

Lease Obligations 20.10%
Gloucester County Improvement Authority-Rowan University NJ (AGM)	5.00%	11/1/2029	AA	250,000	269,468
Gloucester County Improvement Authority-Rowan University NJ (AGM)	5.00%	11/1/2030	AA	290,000	312,172
New Jersey Economic Development Authority	4.00%	6/15/2049	A3	1,390,000	1,292,070

186	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Economic Development Authority	5.00%	6/15/2029	A3	$500,000	$539,569
New Jersey Economic Development Authority	5.00%	6/15/2034	A3	390,000	396,737
New Jersey Economic Development Authority	5.00%	6/15/2035	A3	750,000	811,455
New Jersey Economic Development Authority	5.00%	6/15/2035	A3	640,000	675,159
New Jersey Economic Development Authority	5.00%	6/15/2042	A3	505,000	560,350
New Jersey Economic Development Authority	5.00%	6/15/2047	A3	540,000	557,368
New Jersey Economic Development Authority	5.00%	6/15/2048	A3	500,000	518,720
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	BBB+	1,660,000	1,668,668
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	BBB+	210,000	211,216
New Jersey Educational Facilities Authority	5.00%	9/1/2033	A3	1,060,000	1,083,124
New Jersey Educational Facilities Authority	5.00%	9/1/2036	A3	535,000	558,851
New Jersey Educational Facilities Authority	5.50%	9/1/2033	A3	410,000	442,572
New Jersey Health Care Facilities Financing Authority	5.00%	10/1/2038	A3	520,000	548,695
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2031	A3	1,980,000	1,466,599
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2038	A3	1,120,000	559,851
New Jersey Transportation Trust Fund Authority	4.00%	12/15/2039	A3	1,160,000	1,161,570
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2050	A3	1,360,000	1,264,488
New Jersey Transportation Trust Fund Authority	4.25%	12/15/2038	A3	470,000	477,670
New Jersey Transportation Trust Fund Authority	4.75%	6/15/2038	A3	980,000	1,000,921
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2030	A+	545,000	577,993
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2031	A+	400,000	423,705
New Jersey Transportation Trust Fund Authority	5.00%	12/15/2036	A3	555,000	593,667

See Notes to Financial Statements.	187

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A3	$1,380,000	$1,395,950
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2041	A3	205,000	210,404
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2043	A3	720,000	762,720
Salem County Improvement Authority-Stand Up For Salem Inc NJ GTD (AGM)	4.00%	8/15/2048	AA	525,000	496,129
Total					20,837,861

Other Revenue 0.32%
Middlesex County Improvement Authority NJ	6.25%	1/1/2037	NR	1,300,000	16,250
New Jersey Economic Development Authority-Bancroft Neurohealth Olbg	5.00%	6/1/2041	NR	350,000	320,260
Total					336,510

Special Tax 0.89%
New Jersey Economic Development Authority Mtromall Urban	6.50%	4/1/2028	Baa2	592,353	589,121	(c)
New Jersey Infrastructure Bank	2.00%	9/1/2046	AAA	520,000	331,068
Total					920,189

Tax Revenue 5.39%
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2039	Baa2	525,000	531,333
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2044	Baa2	310,000	312,528
Casino Reinvestment Development Authority, Inc. NJ (AGM)	5.00%	11/1/2032	AA	500,000	514,185
Garden State Preservation Trust NJ (AGM)	5.75%	11/1/2028	AA	1,205,000	1,334,238
New Jersey Transportation Trust Fund Authority	3.00%	6/15/2050	A3	500,000	378,214
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	18,000	13,428
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	235,000	157,054
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	646,000	388,536
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	2,675,000	520,629

188	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	$96,000	$87,605
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	492,000	448,974
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	18,000	15,932
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	19,000	17,816
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	380,000	356,315
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	267,000	244,893
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	40,000	36,406
Territory of Guam	4.00%	1/1/2042	Ba1	250,000	226,906
Total					5,584,992

Tobacco 3.27%
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BBB-	2,350,000	2,359,870
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+	1,000,000	1,034,587
Total					3,394,457

Transportation 22.23%
Delaware River & Bay Authority	4.00%	1/1/2044	A1	500,000	498,815
Delaware River & Bay Authority	5.00%	1/1/2039	A1	500,000	562,208
Delaware River Joint Toll Bridge Commission PA	3.00%	7/1/2049	A+	1,025,000	768,015
Delaware River Joint Toll Bridge Commission PA	5.00%	7/1/2030	A+	280,000	309,552
Delaware River Port Authority PA	5.00%	1/1/2040	A+	600,000	649,771
New Jersey Economic Development Authority	4.00%	11/1/2044	A3	275,000	267,077
New Jersey Economic Development Authority-NYNJ Link Borrower LLC (AGM) AMT	5.125%	1/1/2039	AA	925,000	931,394
New Jersey Economic Development Authority-Port Newark Container AMT	5.00%	10/1/2047	Baa2	930,000	899,400
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2050	A3	1,080,000	1,004,152
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2028	A+	1,000,000	1,063,274

See Notes to Financial Statements.	189

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New Jersey Turnpike Authority	4.00%		1/1/2048	AA-	$1,000,000	$983,656
New Jersey Turnpike Authority	5.00%		1/1/2030	AA-	715,000	781,081
New Jersey Turnpike Authority	5.00%		1/1/2034	AA-	510,000	528,757
New Jersey Turnpike Authority	5.00%		1/1/2034	AA-	615,000	666,166
New Jersey Turnpike Authority	5.00%		1/1/2037	AA-	340,000	368,431
New Jersey Turnpike Authority	5.00%		1/1/2046	AA-	750,000	829,846
New Jersey Turnpike Authority	5.25%		1/1/2052	AA-	1,110,000	1,244,011
New Jersey Turnpike Authority (AGM)	5.25%		1/1/2028	AA	810,000	916,813
Port Authority of New York & New Jersey	4.00%		9/1/2043	AA-	870,000	870,338
Port Authority of New York & New Jersey	5.00%		11/15/2033	AA-	510,000	564,027
Port Authority of New York & New Jersey	5.00%		10/15/2035	AA-	500,000	543,818
Port Authority of New York & New Jersey	5.00%		7/15/2038	AA-	420,000	456,942
Port Authority of New York & New Jersey	5.25%		8/1/2052	AA-	250,000	277,857
Port Authority of New York & New Jersey AMT	5.00%		9/15/2032	AA-	505,000	543,313
Port Authority of New York & New Jersey AMT	5.00%		9/15/2033	AA-	850,000	911,803
Port Authority of New York & New Jersey AMT	5.00%		10/15/2036	AA-	1,190,000	1,213,085
Port Authority of New York & New Jersey AMT	5.00%		11/15/2041	AA-	500,000	517,026
South Jersey Port Corp. NJ AMT	5.00%		1/1/2048	Baa1	500,000	507,720
South Jersey Transportation Authority NJ	5.00%		11/1/2039	BBB+	530,000	531,921
South Jersey Transportation Authority NJ	5.25%		11/1/2052	BBB+	1,200,000	1,250,582
South Jersey Transportation Authority NJ (BAM)	4.00%		11/1/2050	AA	1,080,000	1,045,347
South Jersey Transportation Authority NJ (BAM)	5.00%		11/1/2045	AA	500,000	534,506
Total						23,040,704

Utilities 8.07%
Guam Government Waterworks Authority	5.00%		7/1/2036	A-	100,000	102,956
Guam Power Authority (AGM)	5.00%		10/1/2034	AA	400,000	414,106
New Jersey Economic Development Authority-Middlesex Water Co AMT	4.00%		8/1/2059	A+	500,000	414,454
New Jersey Economic Development Authority-New Jersey Amern Wtr Co AMT	2.20%	#(b)	10/1/2039	A+	500,000	441,846
New Jersey Economic Development Authority-New Jersey Natural Gas Co	3.50%		4/1/2042	A1	1,655,000	1,473,903
New Jersey Economic Development Authority-New Jersey Natural Gas Co AMT	3.00%		8/1/2041	A1	1,000,000	782,164
New Jersey Economic Development Authority-Umm Energy Partners LLC AMT	4.75%		6/15/2032	Baa2	1,000,000	1,000,527

190	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
New Jersey Infrastructure Bank-New Jersey Amern Wtr Co AMT	4.00%	9/1/2047	AAA		$1,500,000	$1,493,884
New Jersey Turnpike Authority	5.00%	1/1/2031	AA-		510,000	569,495
Passaic Valley Sewerage Commission NJ (AGM)	3.00%	12/1/2038	AA		1,000,000	887,296
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2042	NR		380,000	322,878
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%	7/1/2030	NR		250,000	252,553
Puerto Rico Electric Power Authority(d)	5.00%	7/1/2037	D	(e)	110,000	78,925
Puerto Rico Electric Power Authority(d)	5.75%	7/1/2036	D	(e)	75,000	54,562
Puerto Rico Electric Power Authority(d)	7.00%	7/1/2040	D	(e)	100,000	72,750
Total						8,362,299
Total Investments in Securities 98.34% (cost $107,520,978)						101,936,888
Other Assets and Liabilities – Net(f) 1.66%						1,718,672
Net Assets 100.00%						$103,655,560
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
GTD	Guaranteed.
HUD	Insured by–Department of Housing and Urban Development.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2023, the total value of Rule 144A securities was $575,431, which represents 0.56% of net assets.
(a)	Securities purchased on a when-issued basis (See Note 2(g)).
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Defaulted (non-income producing security).
(e)	This investment has been rated by Fitch IBCA.
(f)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at March 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2023	9	Short	$(1,132,580)	$(1,180,406)	$(47,826)

See Notes to Financial Statements.	191

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND March 31, 2023

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type	Level 1	Level 2	Level 3	Total
Long-Term Investments(2)
Municipal Bonds
Special Tax	$–	$331,068	$589,121	$920,189
Remaining Industries	–	101,016,699	–	101,016,699
Total	$–	$101,347,767	$589,121	$101,936,888

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(47,826)	–	–	(47,826)
Total	$(47,826)	$–	$–	$(47,826)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

192	See Notes to Financial Statements.

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.76%

MUNICIPAL BONDS 98.76%

Corporate-Backed 10.52%
Brooklyn Arena Local Development Corp.-Brooklyn Events Ctr LLC NY	Zero Coupon		7/15/2047	Ba1		$250,000	$69,869
Build NYC Resource Corp.-Pratt Paper Inc. NY AMT†	4.50%		1/1/2025	NR		100,000	100,253
Build NYC Resource Corp.-Pratt Paper Inc. NY AMT†	5.00%		1/1/2035	NR		250,000	252,932
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+		1,825,000	1,826,052
New York Liberty Development Corp.	2.10%		11/15/2032	A+		2,520,000	2,170,417
New York Liberty Development Corp.	2.875%		11/15/2046	A+		7,345,000	5,390,288
New York Liberty Development Corp.-3 World Trade Center LLC†	5.00%		11/15/2044	NR		8,655,000	8,344,324
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%		11/15/2034	NR		750,000	750,186
New York Liberty Development Corp.-3 World Trade Center LLC†	7.25%		11/15/2044	NR		1,000,000	1,012,586
New York Liberty Development Corp.-Goldman Sachs Hdqtrs LLC	5.25%		10/1/2035	A2		7,215,000	8,305,837
New York Liberty Development Corp.-Goldman Sachs Hdqtrs LLC	5.50%		10/1/2037	A2		3,380,000	3,929,909
New York Liberty Development Corp.-One Bryant Park LLC	2.80%		9/15/2069	Baa1		4,630,000	4,241,965
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+		500,000	471,157
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+		1,500,000	1,276,686
New York Transportation Development Corp.-American Airlines Inc AMT	2.25%		8/1/2026	B	(b)	205,000	190,836
New York Transportation Development Corp.-American Airlines Inc AMT	3.00%		8/1/2031	B	(b)	1,000,000	875,584
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B-		1,430,000	1,476,379
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B-		1,025,000	1,050,034
New York Transportation Development Corp.-JFK Intl Air Terminal LLC AMT	4.00%		12/1/2038	Baa1		2,370,000	2,264,311

See Notes to Financial Statements.	193

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Niagara Area Development Corp.-Covanta Holding Corp NY AMT†	4.75%	11/1/2042	B1		$1,750,000	$1,490,978
Westchester County Local Development Corp.-Miriam Osborn Mem Home Ob NY	5.00%	7/1/2034	A	(b)	200,000	211,331
Total						45,701,914

Education 10.84%
Albany Capital Resource Corp.-Empire Commons Std Hsg NY	5.00%	5/1/2030	A		350,000	363,616
Albany Capital Resource Corp.-Empire Commons Std Hsg NY	5.00%	5/1/2032	A		250,000	258,695
Build NYC Resource Corp.-E Harlem Scholars Oblg Gp NY†	5.75%	6/1/2042	BB+		1,000,000	1,029,437
Build NYC Resource Corp.-Kipp NYC Public Chtr Schs NY	5.25%	7/1/2052	BBB-		1,250,000	1,291,702
Build NYC Resource Corp.-Manhattan College NY	5.00%	8/1/2033	A-		1,125,000	1,207,872
Build NYC Resource Corp.-New York Law School	5.00%	7/1/2041	BBB-		1,175,000	1,179,619
Build NYC Resource Corp.-Packer Collegiate Inst NY	5.00%	6/1/2040	A2		1,000,000	1,026,264
City of New Rochelle-Iona College NY	5.00%	7/1/2028	BBB		205,000	213,447
City of New Rochelle-Iona College NY	5.00%	7/1/2029	BBB		250,000	260,088
City of New Rochelle-Iona College NY	5.00%	7/1/2030	BBB		220,000	228,591
City of New Rochelle-Iona College NY	5.00%	7/1/2031	BBB		200,000	207,628
Dutchess County Local Development Corp.-Bard College NY†	5.00%	7/1/2045	BBB-		1,000,000	1,007,960
Dutchess County Local Development Corp.-Bard College NY†	5.00%	7/1/2051	BBB-		1,000,000	997,819
Dutchess County Local Development Corp.-Culinary Inst of America NY	4.00%	7/1/2035	Baa2		1,145,000	1,126,382
Dutchess County Local Development Corp.-Culinary Inst of America NY	4.00%	7/1/2037	Baa2		965,000	919,511
Dutchess County Local Development Corp.-Culinary Inst of America NY	4.00%	7/1/2040	Baa2		325,000	299,514
Dutchess County Local Development Corp.-Culinary Inst of America NY	5.00%	7/1/2033	Baa2		390,000	404,149
Dutchess County Local Development Corp.-Culinary Inst of America NY	5.00%	7/1/2041	Baa2		200,000	202,777
Dutchess County Local Development Corp.-Culinary Inst of America NY	5.00%	7/1/2046	Baa2		275,000	277,365

194	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Dutchess County Local Development Corp.-Millbrook School NY	4.00%	9/1/2051	A	$1,500,000	$1,401,300
Dutchess County Local Development Corp.-Vassar College NY	5.00%	7/1/2034	Aa3	275,000	298,173
Hempstead Town Local Development Corp.-Adelphi University NY	4.00%	2/1/2039	A-	2,240,000	2,209,902
Hempstead Town Local Development Corp.-Adelphi University NY	5.00%	6/1/2029	A-	500,000	557,076
Hempstead Town Local Development Corp.-Adelphi University NY	5.00%	6/1/2030	A-	200,000	225,609
Hempstead Town Local Development Corp.-Adelphi University NY	5.00%	6/1/2031	A-	510,000	582,974
Hempstead Town Local Development Corp.-Adelphi University NY	5.00%	6/1/2032	A-	330,000	376,315
Hempstead Town Local Development Corp.-Hofstra University NY	5.00%	7/1/2042	A	545,000	566,913
Hempstead Town Local Development Corp.-Molloy College NY	5.00%	7/1/2034	BBB	825,000	859,639
Hempstead Town Local Development Corp.-Molloy College NY	5.00%	7/1/2037	BBB	630,000	647,140
Hempstead Town Local Development Corp.-Molloy College NY	5.00%	7/1/2039	BBB	555,000	567,376
Monroe County Industrial Development Corp.-University of Rochester NY	5.00%	7/1/2031	AA-	350,000	386,027
New York City Industrial Development Agency-Yankee Stadium LLLC NY (AGM)	3.00%	3/1/2049	AA	2,000,000	1,524,345
New York State Dormitory Authority	5.00%	2/15/2041	NR	5,000	5,561
New York State Dormitory Authority-Barnard College	4.00%	7/1/2034	A3	460,000	475,268
New York State Dormitory Authority-Barnard College	4.00%	7/1/2036	A3	325,000	328,091
New York State Dormitory Authority-Barnard College	4.00%	7/1/2037	A3	710,000	704,640
New York State Dormitory Authority-Fordham University	5.00%	7/1/2035	A	550,000	580,394
New York State Dormitory Authority-Icahn Sch of Med Mt Sinai	5.00%	7/1/2040	A-	2,000,000	2,042,501
New York State Dormitory Authority-Iona College	5.00%	7/1/2046	BBB	375,000	388,069
New York State Dormitory Authority-New York University	5.00%	7/1/2029	Aa2	1,000,000	1,104,650

See Notes to Financial Statements.	195

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority-New York University	5.00%	7/1/2042	Aa2	$1,500,000	$1,633,931
New York State Dormitory Authority-Pace University	5.00%	5/1/2023	NR	20,000	20,036
New York State Dormitory Authority-Pace University	5.00%	5/1/2023	BBB-	905,000	905,813
New York State Dormitory Authority-Pratt Institute	5.00%	7/1/2039	A2	1,010,000	1,043,279
New York State Dormitory Authority-St John’s University	5.00%	7/1/2027	A-	250,000	260,493
New York State Dormitory Authority-The New School	4.00%	7/1/2047	A3	1,000,000	923,550
New York State Dormitory Authority-The New School	5.00%	7/1/2028	A3	780,000	833,043
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2037	BBB-	1,000,000	1,045,793
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2042	BBB-	1,000,000	1,020,070
Onondaga Civic Development Corp.-e Moyne College NY	4.00%	7/1/2038	Baa2	150,000	143,757
Onondaga Civic Development Corp.-Le Moyne College NY	4.00%	7/1/2040	Baa2	300,000	281,214
Onondaga Civic Development Corp.-Le Moyne College NY	4.00%	7/1/2041	Baa2	415,000	384,837
Onondaga Civic Development Corp.-Le Moyne College NY	5.00%	7/1/2035	Baa2	365,000	391,704
Onondaga Civic Development Corp.-Le Moyne College NY	5.00%	7/1/2036	Baa2	465,000	494,446
Onondaga Civic Development Corp.-Le Moyne College NY	5.00%	7/1/2046	Baa2	600,000	613,438
Schenectady County Capital Resource Corp.-Union College NY	5.25%	7/1/2052	A1	545,000	595,063
St. Lawrence County Industrial Development Agency-Clarkson University NY	5.00%	9/1/2037	Baa1	455,000	484,775
St. Lawrence County Industrial Development Agency-Clarkson University NY	5.00%	9/1/2038	Baa1	475,000	502,822
St. Lawrence County Industrial Development Agency-Clarkson University NY	5.00%	9/1/2041	Baa1	160,000	167,916
Troy Capital Resource Corp.-Rensselaer Polytech Inst NY	4.00%	9/1/2040	A3	1,000,000	957,949

196	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Troy Capital Resource Corp.-Rensselaer Polytech Inst NY	5.00%		8/1/2032	A3		$1,415,000	$1,485,187
Troy Capital Resource Corp. NY	4.00%		9/1/2034	A3		855,000	875,661
Troy Capital Resource Corp. NY	4.00%		9/1/2035	A3		370,000	373,689
Troy Capital Resource Corp. NY	4.00%		9/1/2036	A3		1,140,000	1,141,604
Westchester County Local Development Corp.-Miriam Osborn Mem Home Ob NY	5.00%		7/1/2042	A	(b)	450,000	469,994
Westchester County Local Development Corp.-Sarah Lawrence College NY	4.00%		6/1/2033	BBB-		1,710,000	1,722,407
Total							47,106,870

General Obligation 8.61%
City of Long Beach NY GO (BAM)	5.25%		7/15/2034	AA		510,000	570,742
City of Long Beach NY GO (BAM)	5.25%		7/15/2035	AA		400,000	443,376
City of Long Beach NY GO (BAM)	5.25%		7/15/2036	AA		300,000	329,194
City of Long Beach NY GO (BAM)	5.25%		7/15/2037	AA		810,000	880,126
City of Long Beach NY GO (BAM)	5.25%		7/15/2042	AA		500,000	536,192
City of New York NY GO	5.00%		8/1/2027	AA		1,700,000	1,773,316
City of New York NY GO	5.00%		8/1/2029	AA		3,000,000	3,260,681
City of New York NY GO	5.00%		10/1/2037	AA		2,500,000	2,694,595
City of New York NY GO	5.00%		3/1/2044	AA		3,000,000	3,270,721
City of New York NY GO	5.00%		4/1/2045	AA		1,380,000	1,464,504
City of New York NY GO	5.25%		9/1/2043	AA		1,150,000	1,299,149
City of New York NY GO	5.25%		10/1/2047	AA		1,860,000	2,078,536
City of New York NY GO	5.50%		5/1/2044	AA		2,085,000	2,413,047
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR		63,475	59,765
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR		244,309	138,765
Commonwealth of Puerto Rico GO	Zero Coupon	#	11/1/2043	NR		894,821	390,366
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR		189,842	171,075
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR		170,642	149,154
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR		146,457	124,301
Commonwealth of Puerto Rico GO	5.25%		7/1/2023	NR		106,010	106,169
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR		211,432	214,823
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR		209,517	216,712
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR		206,118	215,518
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR		200,202	212,726
Jefferson County Civic Facility Development Corp.-Samaritan Med Ctr Oblig NY	5.00%		11/1/2037	BB		2,000,000	1,956,362	(c)

See Notes to Financial Statements.	197

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	2/1/2051	Aa1		$2,000,000	$1,933,350
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2040	AAA		2,000,000	2,302,545
New York State Dormitory Authority	4.00%	3/15/2044	AA+		2,500,000	2,467,028
New York State Dormitory Authority (AGM)	5.00%	10/1/2027	AA		1,000,000	1,034,472
New York State Urban Development Corp.	4.00%	3/15/2047	AA+		2,000,000	1,967,778
New York State Urban Development Corp.	5.00%	3/15/2050	Aa1		2,500,000	2,726,393
Total						37,401,481

Health Care 11.81%
Brookhaven Local Development Corp.-Active Ret Cmnty Oblig Gp NY	4.00%	11/1/2045	BBB	(b)	1,000,000	821,972
Brookhaven Local Development Corp.-Active Ret Cmnty Oblig Gp NY	4.00%	11/1/2055	BBB	(b)	1,000,000	777,558
Brookhaven Local Development Corp.-Long Island Cmnty Hosp Ob NY	3.375%	10/1/2040	A		365,000	298,067	(c)
Brookhaven Local Development Corp.-Long Island Cmnty Hosp Ob NY	4.00%	10/1/2045	A		1,865,000	1,796,054
Brookhaven Local Development Corp.-Long Island Cmnty Hosp Ob NY	5.00%	10/1/2050	A		1,000,000	1,043,948
Broome County Local Development Corp.-United Hlth Svcs Hosps NY (AGM)	3.00%	4/1/2036	AA		1,030,000	912,924
Broome County Local Development Corp.-United Hlth Svcs Hosps NY (AGM)	3.00%	4/1/2037	AA		1,500,000	1,300,236
Buffalo & Erie County Industrial Land Development Corp.-Catholic Hlth Sys Oblig NY	5.00%	7/1/2025	B-		300,000	288,075
Buffalo & Erie County Industrial Land Development Corp.-Orchard Park Ccrc Inc. NY	5.00%	11/15/2037	BBB	(b)	1,000,000	1,004,075
Dutchess County Local Development Corp.-Nuvance Health Oblg Grp NY	4.00%	7/1/2044	BBB+		1,250,000	1,126,264
Dutchess County Local Development Corp.-Nuvance Health Oblg Grp NY	4.00%	7/1/2049	BBB+		2,120,000	1,848,324	(c)
Dutchess County Local Development Corp.-Nuvance Health Oblg Grp NY	5.00%	7/1/2035	BBB+		1,765,000	1,815,869
Genesee County Funding Corp.-Rochester Regl Health Obl NY	5.25%	12/1/2052	BBB+		1,000,000	1,028,329
Monroe County Industrial Development Corp.-Rochester General Hosp NY	5.00%	12/1/2034	BBB+		250,000	261,317

198	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Monroe County Industrial Development Corp.-Rochester Regl Health Obl NY	4.00%	12/1/2035	BBB+	$600,000	$598,296
Monroe County Industrial Development Corp.-Rochester Regl Health Obl NY	4.00%	12/1/2036	BBB+	425,000	416,258
Nassau County Local Economic Assistance Corp.-Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2027	A-	625,000	640,352
Nassau County Local Economic Assistance Corp.-Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2028	A-	2,045,000	2,095,620
Nassau County Local Economic Assistance Corp.-Catholic Hlth Lng Isl Obl NY	5.00%	7/1/2033	A-	600,000	614,211
New York City Industrial Development Agency-Yankee Stadium LLC NY	3.00%	3/1/2049	Baa1	2,090,000	1,549,344
New York State Dormitory Authority-Catholic Hlth Sys Oblig	4.00%	7/1/2045	B-	2,895,000	2,034,865
New York State Dormitory Authority-Catholic Hlth Sys Oblig	5.00%	7/1/2032	B-	500,000	437,687
New York State Dormitory Authority-Garnet Hlth Med Ctr Oblig†	5.00%	12/1/2026	BBB-	1,000,000	1,016,372
New York State Dormitory Authority-Garnet Hlth Med Ctr Oblig†	5.00%	12/1/2029	BBB-	1,900,000	1,950,802
New York State Dormitory Authority-Maimonides Medical Ctr (FHA)	3.00%	2/1/2050	AA+	1,000,000	771,607
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2036	BBB-	475,000	425,370
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2038	BBB-	1,520,000	1,336,181
New York State Dormitory Authority-Montefiore Obligated Grp	4.00%	8/1/2037	BBB-	1,820,000	1,613,897
New York State Dormitory Authority-Montefiore Obligated Grp	4.00%	9/1/2050	BBB-	5,000,000	4,062,038
New York State Dormitory Authority-Montefiore Obligated Grp	5.00%	8/1/2035	BBB-	525,000	523,433
New York State Dormitory Authority-Northwell Hlth Oblig Grp	4.00%	5/1/2045	A-	2,000,000	1,940,789
New York State Dormitory Authority-Northwell Hlth Oblig Grp	5.00%	5/1/2028	A-	1,000,000	1,046,031
New York State Dormitory Authority-Northwell Hlth Oblig Grp	5.00%	5/1/2038	A-	980,000	1,072,157
New York State Dormitory Authority-NYU Langone Hosps Oblig	5.00%	7/1/2032	A+	810,000	858,452

See Notes to Financial Statements.	199

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority-NYU Langone Hosps Oblig	5.00%	7/1/2033	A+		$760,000	$803,981
Niagara Area Development Corp.-Catholic Hlth Sys Oblig NY	5.00%	7/1/2052	B-		1,000,000	769,555
Oneida County Local Development Corp.-Mohawk Valley Hlth NY (AGM)	4.00%	12/1/2049	AA		4,645,000	4,243,422
Southold Local Development Corp.-Peconic Lndg At Southold NY	5.00%	12/1/2045	BBB-	(b)	1,000,000	956,815
Tompkins County Development Corp.-Kendal At Ithaca Inc NY	5.00%	7/1/2044	BBB+		920,000	892,980
Westchester County Healthcare Corp. Obl NY	6.00%	11/1/2030	BBB-		105,000	105,202
Westchester County Healthcare Corp. Obl NY	6.125%	11/1/2037	BBB-		40,000	40,107
Westchester County Local Development Corp. Health Obl NY	5.00%	11/1/2033	BBB-		1,000,000	1,017,628
Westchester County Local Development Corp. Health Obl NY	5.00%	11/1/2034	BBB-		985,000	998,130
Westchester County Local Development Corp. Health Obl NY	5.00%	11/1/2046	BBB-		2,240,000	2,156,342
Total						51,310,936

Housing 0.91%
New York City Housing Development Corp. NY	3.35%	11/1/2065	AA+		1,660,000	1,222,190	(c)
New York City Housing Development Corp. NY	4.50%	2/15/2048	NR		1,000,000	985,901
New York State Housing Finance Agency	3.15%	11/1/2054	Aa2		1,000,000	738,047
Westchester County Local Development Corp.-Purchase Housing Corp Ii NY	5.00%	6/1/2047	BBB		1,000,000	1,004,776
Total						3,950,914

Lease Obligations 1.85%
Hudson Yards Infrastructure Corp. NY	5.00%	2/15/2031	Aa2		2,065,000	2,236,226
Hudson Yards Infrastructure Corp. NY	5.00%	2/15/2033	Aa2		1,075,000	1,160,254
New York City Transitional Finance Authority Building Aid Revenue NY	5.00%	7/15/2035	AA		2,005,000	2,193,043
New York State Dormitory Authority (BAM)	4.00%	8/15/2050	AA		2,500,000	2,435,974
Total						8,025,497

200	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other 0.91%
Build NYC Resource Corp.-Children’s Aid Society NY	4.00%	7/1/2044	A+	$1,340,000	$1,311,523
Build NYC Resource Corp.-Children’s Aid Society NY	4.00%	7/1/2049	A+	2,775,000	2,647,693
Total					3,959,216

Other Revenue 3.77%
Brooklyn Arena Local Development Corp.-Brooklyn Events Ctr LLC NY	5.00%	7/15/2042	Ba1	3,000,000	2,963,221
Build NYC Resource Corp.-Shefa School NY†	5.00%	6/15/2051	NR	1,315,000	1,181,420
New York State Thruway Authority	5.00%	3/15/2046	AA+	2,500,000	2,757,406
New York State Thruway Authority	5.00%	3/15/2048	AA+	2,000,000	2,196,987
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2032	AA+	1,250,000	1,513,503
Triborough Bridge & Tunnel Authority NY	5.50%	5/15/2052	AA+	5,020,000	5,754,929
Total					16,367,466

Special Tax 2.65%
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2040	AA	1,975,000	1,616,933
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2046	AA	3,065,000	2,317,711
New York City Industrial Development Agency-Yankee Stadium LLC NY	4.00%	3/1/2045	Baa1	1,800,000	1,649,577
New York City Industrial Development Agency-Yankee Stadium LLC NY (AGC)	Zero Coupon	3/1/2043	AA	425,000	170,815
New York City Industrial Development Agency-Yankee Stadium LLC NY (AGC)	Zero Coupon	3/1/2044	AA	640,000	243,571
New York City Industrial Development Agency-Yankee Stadium LLC NY (AGC)	Zero Coupon	3/1/2047	AA	385,000	124,556
New York City Industrial Development Agency-Yankee Stadium LLC NY (FGIC)	7.29% (CPI YoY * 1 + .88%)	3/1/2026	Baa1	3,590,000	3,790,017
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2037	AAA	1,370,000	1,606,780
Total					11,519,960

Tax Revenue 11.29%
Metropolitan Transportation Authority NY	5.00%	11/15/2034	AA	1,085,000	1,192,840
Metropolitan Transportation Authority NY	5.00%	11/15/2047	AA	2,025,000	2,228,639
Metropolitan Transportation Authority NY	5.25%	11/15/2031	AA	1,215,000	1,323,251

See Notes to Financial Statements.	201

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2023'

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Metropolitan Transportation Authority NY	5.25%	11/15/2032	AA	$670,000	$729,452
Metropolitan Transportation Authority NY	5.25%	11/15/2034	AA	455,000	494,065
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	11/1/2042	AAA	1,500,000	1,492,028
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2030	AAA	2,075,000	2,270,416
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2032	AAA	1,555,000	1,700,393
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2035	AAA	1,290,000	1,395,592
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	8/1/2042	AAA	2,700,000	2,899,235
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2043	AAA	1,400,000	1,489,945
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2047	AAA	2,000,000	2,185,284
New York State Dormitory Authority	4.00%	3/15/2043	AA+	2,000,000	1,980,604
New York State Dormitory Authority	4.00%	3/15/2047	Aa1	2,000,000	1,949,899
New York State Dormitory Authority	4.00%	3/15/2048	Aa1	1,935,000	1,874,950
New York State Dormitory Authority	5.00%	2/15/2042	AA+	2,055,000	2,193,294
New York State Dormitory Authority	5.00%	3/15/2045	Aa1	2,000,000	2,137,645
New York State Urban Development Corp.	4.00%	3/15/2047	AA+	1,650,000	1,618,480
New York State Urban Development Corp.	5.00%	3/15/2033	AA+	2,010,000	2,011,851
New York State Urban Development Corp.	5.00%	3/15/2036	AA+	1,500,000	1,522,444
New York State Urban Development Corp.	5.00%	3/15/2040	AA+	1,000,000	1,075,911
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	163,000	121,600
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	708,000	473,167
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	710,000	427,029
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	7,476,000	1,455,036
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	489,000	446,236
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	858,000	782,967
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	64,000	56,649

202	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	$153,000	$143,464
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	380,000	356,315
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	1,199,000	1,099,724
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	180,000	163,826
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	1,922,000	1,814,698
Territory of Guam	4.00%	1/1/2042	Ba1	750,000	680,719
Triborough Bridge & Tunnel Authority NY	4.00%	5/15/2046	AA+	2,015,000	1,988,443
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.00%	5/15/2047	AA+	3,000,000	3,306,294
Total					49,082,385

Tobacco 3.29%
Erie Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2055	NR	8,000,000	510,933
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	20,000,000	1,127,826
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	10,000,000	395,056
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	15,000,000	837,981
Nassau County Tobacco Settlement Corp. NY	5.125%	6/1/2046	CCC+	2,085,000	1,924,192
New York Counties Tobacco Trust IV	Zero Coupon	6/1/2060	NR	20,000,000	1,068,964
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	10,575,000	645,743
Suffolk Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2066	NR	7,700,000	865,123
TSASC, Inc. NY	5.00%	6/1/2034	A-	1,000,000	1,041,802
TSASC, Inc. NY	5.00%	6/1/2035	A-	300,000	311,055
TSASC, Inc. NY	5.00%	6/1/2036	A-	100,000	103,208
TSASC, Inc. NY	5.00%	6/1/2041	A-	545,000	556,026
TSASC, Inc. NY	5.00%	6/1/2048	NR	3,300,000	3,034,291
Westchester Tobacco Asset Securitization Corp. NY	5.125%	6/1/2051	BB-	1,845,000	1,872,101
Total					14,294,301

See Notes to Financial Statements.	203

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation 25.01%
Buffalo & Fort Erie Public Bridge Authority NY	5.00%		1/1/2034	A+		$600,000	$642,395
Metropolitan Transportation Authority NY	4.00%		11/15/2051	A3		3,190,000	2,896,735
Metropolitan Transportation Authority NY	4.75%		11/15/2045	A3		3,095,000	3,142,645
Metropolitan Transportation Authority NY	5.00%		11/15/2029	A3		2,450,000	2,643,402
Metropolitan Transportation Authority NY	5.00%		11/15/2029	A3		1,730,000	1,793,056
Metropolitan Transportation Authority NY	5.00%		11/15/2030	A3		1,885,000	1,983,749
Metropolitan Transportation Authority NY	5.00%		11/15/2030	A3		700,000	754,125
Metropolitan Transportation Authority NY	5.00%		11/15/2033	A3		1,900,000	2,034,988
Metropolitan Transportation Authority NY	5.00%		11/15/2041	A3		1,050,000	1,076,061
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A3		2,920,000	3,188,893
Metropolitan Transportation Authority NY	5.00%		11/15/2050	A3		2,005,000	2,067,818
Metropolitan Transportation Authority NY	5.25%		11/15/2028	A3		3,740,000	3,905,173
Metropolitan Transportation Authority NY	5.25%		11/15/2035	A3		1,170,000	1,184,052
New York State Thruway Authority	4.00%		1/1/2050	A2		1,500,000	1,428,479
New York State Thruway Authority	5.00%		1/1/2036	A1		1,760,000	1,781,520
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa3		3,600,000	3,435,521
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa3		2,295,000	2,322,823
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		10/1/2040	Baa3		2,645,000	2,661,407
New York Transportation Development Corp.-Empire St Thruway Partnrs AMT	4.00%		10/31/2041	BBB-	(b)	860,000	779,753
New York Transportation Development Corp.-Empire St Thruway Partnrs AMT	4.00%		4/30/2053	BBB-	(b)	4,910,000	4,108,750
New York Transportation Development Corp.-JFK Intl Air Terminal LLC	4.00%		12/1/2041	Baa1		1,000,000	966,442
New York Transportation Development Corp.-JFK Intl Air Terminal LLC	4.00%		12/1/2042	Baa1		1,800,000	1,721,981
New York Transportation Development Corp.-JFK Intl Air Terminal LLC AMT	4.00%		12/1/2039	Baa1		345,000	326,234
New York Transportation Development Corp.-JFK Intl Air Terminal LLC AMT	4.00%		12/1/2040	Baa1		1,325,000	1,237,659
New York Transportation Development Corp.-JFK Intl Air Terminal LLC AMT	4.00%		12/1/2041	Baa1		2,810,000	2,596,169
New York Transportation Development Corp.-JFK Intl Air Terminal LLC AMT	5.00%		12/1/2034	Baa1		545,000	585,637
New York Transportation Development Corp.-JFK Intl Air Terminal LLC AMT	5.00%		12/1/2039	Baa1		1,190,000	1,253,668

204	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.-JFK Intl Air Terminal LLC AMT	5.00%	12/1/2042	Baa1	$930,000	$963,879
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2033	Baa2	2,250,000	2,252,377
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2046	Baa2	2,160,000	1,936,608
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	12,280,000	12,315,917
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2027	A3	1,000,000	1,012,921
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2036	A3	850,000	904,440
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2038	A3	725,000	763,421
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2039	A3	350,000	367,228
Port Authority of New York & New Jersey AMT	4.00%	9/1/2043	AA-	4,500,000	4,364,506
Port Authority of New York & New Jersey AMT	5.00%	9/15/2029	AA-	545,000	589,423
Port Authority of New York & New Jersey AMT	5.00%	11/15/2031	AA-	3,430,000	3,703,592
Port Authority of New York & New Jersey AMT	5.00%	9/1/2032	AA-	805,000	900,081
Port Authority of New York & New Jersey AMT	5.00%	9/15/2033	AA-	5,335,000	5,722,904
Port Authority of New York & New Jersey AMT	5.00%	10/15/2033	AA-	1,000,000	1,062,268
Port Authority of New York & New Jersey AMT	5.00%	10/15/2033	AA-	1,595,000	1,830,177
Port Authority of New York & New Jersey AMT	5.00%	9/15/2034	AA-	1,030,000	1,099,616
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-	2,000,000	2,068,103
Port Authority of New York & New Jersey AMT	5.00%	9/15/2048	AA-	365,000	375,419
Port Authority of New York & New Jersey AMT	5.50%	8/1/2052	AA-	4,225,000	4,700,841
Triborough Bridge & Tunnel Authority NY	4.00%	11/15/2048	AA-	2,015,000	1,976,309
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2038	AA-	1,000,000	1,077,370

See Notes to Financial Statements.	205

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2047	AA-		$1,135,000	$1,202,064
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2051	AA-		2,500,000	2,688,880
Triborough Bridge & Tunnel Authority NY	5.50%		11/15/2057	AA-		2,000,000	2,278,143
Total							108,675,622

Utilities 7.30%
Chautauqua County Capital Resource Corp.-NRG Energy Inc NY(d)	4.25%	#(a)	4/1/2042	Baa3		1,000,000	1,006,107
Guam Government Waterworks Authority	5.00%		7/1/2036	A-		400,000	411,823
Long Island Power Authority NY	5.00%		9/1/2034	A		2,000,000	2,050,338
Long Island Power Authority NY	5.00%		9/1/2039	A		1,200,000	1,225,872
Long Island Power Authority NY	5.00%		9/1/2047	A		1,115,000	1,169,438
Long Island Power Authority NY (AGC)	5.25%		9/1/2029	AA		2,045,000	2,357,435
New York City Municipal Water Finance Authority NY	5.00%		6/15/2035	AA+		1,550,000	1,557,056
New York City Municipal Water Finance Authority NY	5.00%		6/15/2035	AA+		1,675,000	1,716,466
New York City Municipal Water Finance Authority NY	5.00%		6/15/2036	AA+		1,750,000	1,791,240
New York City Municipal Water Finance Authority NY	5.00%		6/15/2036	AA+		2,250,000	2,303,023
New York City Municipal Water Finance Authority NY	5.00%		6/15/2046	AA+		3,140,000	3,338,806
New York City Municipal Water Finance Authority NY	5.00%		6/15/2048	AA+		1,675,000	1,787,972
New York City Municipal Water Finance Authority NY	5.25%		6/15/2047	AA+		1,000,000	1,066,793
New York City Municipal Water Finance Authority NY	5.25%		6/15/2052	AA+		3,720,000	4,173,857
New York State Environmental Facilities Corp.	5.25%		9/15/2052	AAA		3,335,000	3,781,515
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		700,000	594,776
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2030	NR		500,000	505,105
Puerto Rico Electric Power Authority(e)	5.75%		7/1/2036	D	(b)	1,250,000	909,375
Total							31,746,997
Total Investments in Securities 98.76% (cost $452,344,372)							429,143,559
Other Assets and Liabilities – Net(f) 1.24%							5,375,126
Net Assets 100.00%							$434,518,685

206	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2023

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FHA	Insured by–Federal Housing Administration.
NR	Not Rated.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2023, the total value of Rule 144A securities was $23,680,261, which represents 5.45% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2023.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Securities purchased on a when-issued basis (See Note 2(g)).
(e)	Defaulted (non-income producing security).
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at March 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bonds	June 2023	40	Short	$(5,033,692)	$(5,246,250)	$(212,558)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
General Obligation	$–	$35,445,119	$1,956,362	$37,401,481
Health Care	–	49,164,545	2,146,391	51,310,936
Housing	–	2,728,724	1,222,190	3,950,914
Remaining Industries	–	336,480,228	–	336,480,228
Total	$–	$423,818,616	$5,324,943	$429,143,559

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(212,558)	–	–	(212,558)
Total	$(212,558)	$–	$–	$(212,558)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Financial Statements.	207

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND March 31, 2023

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

Investment Type	Municipal Bonds
Balance as of October 1, 2022	$1,900,491
Accrued Discounts (Premiums)	(27,548)
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	406,016
Purchases	–
Sales	(325,000)
Transfers into Level 3(a)	5,271,475
Transfers out of Level 3(a)	(1,900,491)
Balance as of March 31, 2023	$5,324,943
Change in unrealized appreciation/depreciation for the period ended March 31, 2023, related to Level 3 investments held at March 31, 2023	$406,016

(a)	The fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

208	See Notes to Financial Statements.

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Statements of Assets and Liabilities (unaudited)

March 31, 2023

	Short Duration	Intermediate	National
ASSETS:
Investments in securities, at cost	$1,806,400,795	$5,108,761,732	$3,779,084,699
Investments in securities, at fair value	$1,764,679,207	$4,986,328,567	$3,695,564,142
Cash	747,388	9,043,385	835,443
Deposits with brokers for futures collateral	–	–	1,062,600
Receivables:
Interest	17,178,295	61,315,184	46,240,120
Investment securities sold	15,230,566	9,570,493	5,954,661
Capital shares sold	1,970,553	9,619,652	3,980,259
From advisor (See Note 3)	9,183	–	–
Prepaid expenses and other assets	98,439	150,021	191,523
Total assets	1,799,913,631	5,076,027,302	3,753,828,748
LIABILITIES:
Payables:
Investment securities purchased	4,650,000	27,940,637	30,833,514
Capital shares reacquired	3,320,842	7,311,642	6,461,002
Management fee	521,368	1,642,123	1,195,752
Directors’ fees	262,822	615,199	475,496
12b-1 distribution plan	196,710	730,864	621,256
Fund administration	61,337	170,685	122,098
Trust certificates (See Note 2(h))	–	–	57,235,000
Interest expense and fees	–	–	663,280
Variation margin for futures contracts	–	–	252,381
Distributions payable	872,326	3,373,640	1,273,348
Accrued expenses	265,043	882,869	587,602
Total liabilities	10,150,448	42,667,659	99,720,729
NET ASSETS	$1,789,763,183	$5,033,359,643	$3,654,108,019
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,895,904,404	$5,451,964,372	$4,036,028,452
Total distributable earnings (loss)	(106,141,221)	(418,604,729)	(381,920,433)
Net Assets	$1,789,763,183	$5,033,359,643	$3,654,108,019

210	See Notes to Financial Statements.

High Income	Short Duration High Income	Sustainable	California	New Jersey	New York

$3,668,004,215	$924,204,651	$5,004,706	$510,104,616	$107,520,978	$452,344,372
$3,415,908,900	$906,205,354	$5,014,558	$496,370,623	$101,936,888	$429,143,559
928,116	7,053,737	115,134	1,915,352	1,705,943	1,979,127
1,621,200	738,900	–	189,000	37,800	168,000

47,768,189	12,116,225	61,143	6,042,873	1,228,851	5,390,154
8,850,599	1,135,008	–	1,969,771	–	–
8,078,114	13,407,777	–	1,869,265	20,392	70,667
–	24,438	10,530	–	3,891	–
173,527	64,590	52,723	41,836	32,561	39,137
3,483,328,645	940,746,029	5,254,088	508,398,720	104,966,326	436,790,644

31,465,173	14,070,930	–	4,475,680	1,000,000	1,022,966
8,808,756	13,948,435	511	571,266	112,673	548,891
1,279,154	269,815	1,405	188,888	38,990	164,929
379,847	43,345	215	81,025	23,894	81,428
416,757	83,943	851	85,448	21,491	94,327
115,176	30,836	176	16,790	3,466	14,660
33,820,000	–	–	–	–	–
343,079	–	–	–	–	–
385,364	111,922	–	44,870	8,937	39,809
1,564,398	202,699	10,721	129,016	57,106	204,593
817,250	324,660	25,380	93,965	44,209	100,356
79,394,954	29,086,585	39,259	5,686,948	1,310,766	2,271,959
$3,403,933,691	$911,659,444	$5,214,829	$502,711,772	$103,655,560	$434,518,685

$4,111,229,686	$1,031,024,816	$5,609,323	$543,236,374	$111,938,247	$473,936,653
(707,295,995)	(119,365,372)	(394,494)	(40,524,602)	(8,282,687)	(39,417,968)
$3,403,933,691	$911,659,444	$5,214,829	$502,711,772	$103,655,560	$434,518,685

See Notes to Financial Statements.	211

Statements of Assets and Liabilities (unaudited)(concluded)

March 31, 2023

	Short Duration	Intermediate	National

Net Assets by class:
Class A Shares	$828,583,601	$2,067,144,696	$2,341,774,663
Class C Shares	$22,367,165	$107,853,885	$82,227,621
Class F Shares	$65,758,915	$178,997,159	$120,960,803
Class F3 Shares	$306,250,049	$257,360,324	$307,032,360
Class I Shares	$566,803,453	$2,422,003,579	$802,112,572
Outstanding shares by class*:
Class A Shares	55,078,715	203,481,322	225,591,354
Class C Shares	1,486,833	10,629,554	7,913,137
Class F Shares	4,370,680	17,627,738	11,664,748
Class F3 Shares	20,350,323	25,323,096	29,593,570
Class I Shares	37,666,358	238,432,691	77,313,610
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.04	$10.16	$10.38
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.39	$10.39	$10.62
Class C Shares-Net asset value	$15.04	$10.15	$10.39
Class F Shares-Net asset value	$15.05	$10.15	$10.37
Class F3 Shares-Net asset value	$15.05	$10.16	$10.37
Class I Shares-Net asset value	$15.05	$10.16	$10.37
*	Lord Abbett Municipal Income Fund, Inc. has 11,757,501,500 authorized shares of capital stock (par value $.001), which are designated as follows: 1,950,001,500 to Short Duration, 2,445,000,000 to Intermediate, 1,250,000,000 to National, 1,987,500,000 to High Income, 1,950,000,000 to Short Duration High Income, 750,000,000 to Sustainable, 450,000,000 to California, 525,000,000 to New Jersey and 450,000,000 to New York (As of March 31, 2023).

212	See Notes to Financial Statements.

High Income	Short Duration High Income	Sustainable	California	New Jersey	New York

$1,749,482,983	$295,621,210	$3,015,197	$337,889,676	$82,976,305	$315,274,393
$162,148,604	$21,036,168	$174,819	$21,241,892	$–	$20,532,021
$181,259,753	$43,047,629	$68,993	$9,999,732	$3,839,080	$8,394,368
$124,642,156	$34,876,492	$91,988	$39,754,427	$1,613,664	$2,481,468
$1,186,400,195	$517,077,945	$1,863,832	$93,826,045	$15,226,511	$87,836,435

165,163,223	20,880,994	327,783	33,492,130	17,648,120	29,907,605
15,302,721	1,485,603	19,002	2,104,747	–	1,950,153
17,098,600	3,041,146	7,500	991,153	816,176	795,529
11,790,408	2,463,432	10,000	3,942,411	342,802	235,280
112,212,828	36,519,103	202,621	9,307,357	3,235,301	8,328,246

$10.59	$14.16	$9.20	$10.09	$4.70	$10.54

$10.83	$14.49	$9.41	$10.32	$4.81	$10.78
$10.60	$14.16	$9.20	$10.09	$ –	$10.53
$10.60	$14.16	$9.20	$10.09	$4.70	$10.55
$10.57	$14.16	$9.20	$10.08	$4.71	$10.55
$10.57	$14.16	$9.20	$10.08	$4.71	$10.55

See Notes to Financial Statements.	213

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2023

	Short Duration	Intermediate	National
Investment income:
Interest and other	$23,760,916	$83,458,788	$70,370,427
Interest earned from Interfund Lending (See Note 11)	–	–	–
Total investment income	23,760,916	83,458,788	70,370,427
Expenses:
Management fee	3,251,768	9,562,252	6,779,359
12b-1 distribution plan–Class A	865,400	2,056,933	2,262,877
12b-1 distribution plan–Class C	92,781	473,858	344,982
12b-1 distribution plan–Class F	80,063	200,997	89,710
Shareholder servicing	447,682	1,616,050	867,714
Fund administration	382,630	993,723	689,304
Registration	117,697	155,955	161,587
Reports to shareholders	33,098	111,304	70,303
Professional	30,915	43,545	41,012
Directors’ fees	18,321	45,933	31,239
Custody	11,048	30,048	20,558
Interest expense and fees (See Note 2(h))	–	–	996,496
Other	55,890	77,580	64,456
Gross expenses	5,387,293	15,368,178	12,419,597
Expense reductions (See Note 9)	(29,190)	(88,331)	(59,112)
Fees waived and expenses reimbursed (See Note 3)	(81,274)	(30,048)	(20,558)
Net expenses	5,276,829	15,249,799	12,339,927
Net investment income	18,484,087	68,208,989	58,030,500
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(13,970,202)	(90,475,560)	(93,776,760)
Net realized gain (loss) on futures contracts	–	5,016,850	4,439,908
Net change in unrealized appreciation/depreciation on investments	47,660,176	308,097,896	276,788,328
Net change in unrealized appreciation/depreciation on futures contracts	–	(5,391,392)	(5,692,304)
Net realized and unrealized gain (loss)	33,689,974	217,247,794	181,759,172
Net Increase in Net Assets Resulting From Operations	$52,174,061	$285,456,783	$239,789,672

214	See Notes to Financial Statements.

High Income	Short Duration High Income	Sustainable	California	New Jersey	New York

$82,563,413	$18,565,507	$78,974	$8,907,593	$1,895,270	$7,995,584
–	1,650	–	–	–	–
82,563,413	18,567,157	78,974	8,907,593	1,895,270	7,995,584

7,426,339	1,605,611	7,822	1,069,792	230,578	960,652
1,751,550	308,708	2,873	321,513	81,436	314,204
694,452	94,037	582	87,837	–	85,919
147,431	55,743	34	8,914	2,703	7,589
998,354	309,131	1,094	80,697	25,740	103,424
667,839	174,310	978	95,093	20,496	85,391
133,041	73,399	22,826	38,359	30,090	37,586
73,263	14,339	1,225	6,721	2,843	7,280
33,578	33,937	15,053	23,351	20,255	27,587
30,912	8,008	247	4,258	958	3,920
21,188	8,554	431	4,031	1,469	4,313
590,903	–	–	–	–	–
155,382	45,024	3,709	36,703	10,933	35,080
12,724,232	2,730,801	56,874	1,777,269	427,501	1,672,945
(59,539)	(15,830)	(91)	(8,262)	(1,872)	(7,885)
(21,188)	(225,743)	(42,801)	(4,031)	(24,118)	(4,313)
12,643,505	2,489,228	13,982	1,764,976	401,511	1,660,747
69,919,908	16,077,929	64,992	7,142,617	1,493,759	6,334,837

(158,686,356)	(27,055,533)	(116,899)	(7,212,104)	(1,498,931)	(4,604,864)
6,373,723	3,040,722	–	439,730	122,227	514,282

273,351,279	46,095,328	328,395	35,084,331	8,006,554	31,220,425

(8,242,875)	(3,762,973)	–	(822,981)	(154,994)	(662,665)
112,795,771	18,317,544	211,496	27,488,976	6,474,856	26,467,178
$182,715,679	$34,395,473	$276,488	$34,631,593	$7,968,615	$32,802,015

See Notes to Financial Statements.	215

Statements of Changes in Net Assets

	Short Duration
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2023 (unaudited)	For the Year Ended September 30, 2022
Operations:
Net investment income	$18,484,087	$24,201,636
Net realized gain (loss) on investments and futures contracts	(13,970,202)	(22,970,656)
Net change in unrealized appreciation/depreciation on investments and futures contracts	47,660,176	(129,113,613)
Net increase (decrease) in net assets resulting from operations	52,174,061	(127,882,633)
Distributions to shareholders:(1)
Class A	(7,999,765)	(9,685,207)
Class C	(142,123)	(94,961)
Class F	(1,504,437)	(4,881,413)
Class F3	(3,440,758)	(4,336,314)
Class I	(5,490,534)	(5,165,908)
Total distributions to shareholders	(18,577,617)	(24,163,803)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	587,185,668	1,763,864,555
Reinvestment of distributions	13,805,608	16,863,725
Cost of shares reacquired	(915,996,412)	(1,931,244,877)
Net increase (decrease) in net assets resulting from capital share transactions	(315,005,136)	(150,516,597)
Net increase (decrease) in net assets	(281,408,692)	(302,563,033)
NET ASSETS:
Beginning of period	$2,071,171,875	$2,373,734,908
End of period	$1,789,763,183	$2,071,171,875

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

216	See Notes to Financial Statements.

Intermediate		National
For the Six Months Ended March 31, 2023 (unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (unaudited)	For the Year Ended September 30, 2022

$68,208,989	$131,446,925	$58,030,500	$110,639,910
(85,458,710)	(152,425,906)	(89,336,852)	(164,615,349)

302,706,504	(771,236,486)	271,096,024	(657,682,785)
285,456,783	(792,215,467)	239,789,672	(711,658,224)

(27,200,888)	(51,244,377)	(37,194,494)	(70,690,253)
(1,165,460)	(2,324,854)	(1,102,187)	(2,256,462)
(5,434,080)	(38,501,878)	(3,008,597)	(17,459,525)
(3,380,254)	(4,596,185)	(5,028,446)	(8,742,056)
(30,862,877)	(34,327,561)	(11,156,854)	(10,879,330)
(68,043,559)	(130,994,855)	(57,490,578)	(110,027,626)

1,739,115,310	3,855,743,096	959,694,222	1,818,078,604
50,674,262	99,272,234	51,913,149	99,822,938
(2,021,858,284)	(4,596,451,995)	(918,456,176)	(2,261,223,177)

(232,068,712)	(641,436,665)	93,151,195	(343,321,635)
(14,655,488)	(1,564,646,987)	275,450,289	(1,165,007,485)

$5,048,015,131	$6,612,662,118	$3,378,657,730	$4,543,665,215
$5,033,359,643	$5,048,015,131	$3,654,108,019	$3,378,657,730

See Notes to Financial Statements.	217

Statements of Changes in Net Assets (continued)

	High Income
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2023 (unaudited)	For the Year Ended September 30, 2022
Operations:
Net investment income	$69,919,908	$140,772,751
Net realized gain (loss) on investments and futures contracts	(152,312,633)	(168,245,743)
Net change in unrealized appreciation/depreciation on investments and futures contracts	265,108,404	(803,283,390)
Net increase (decrease) in net assets resulting from operations	182,715,679	(830,756,382)
Distributions to shareholders:(1)
Class A	(35,741,108)	(71,083,164)
Class C	(2,882,888)	(5,926,875)
Class F	(6,110,361)	(32,027,041)
Class F3	(2,557,698)	(4,432,261)
Class I	(21,630,138)	(25,551,036)
Total distributions to shareholders	(68,922,193)	(139,020,377)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	1,043,556,416	2,559,922,817
Reinvestment of distributions	61,396,946	121,604,651
Cost of shares reacquired	(1,221,098,032)	(3,018,619,337)
Net increase (decrease) in net assets resulting from capital share transactions	(116,144,670)	(337,091,869)
Net increase (decrease) in net assets	(2,351,184)	(1,306,868,628)
NET ASSETS:
Beginning of period	$3,406,284,875	$4,713,153,503
End of period	$3,403,933,691	$3,406,284,875

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.
(2)	For the period January 5, 2022, commencement of operations, to September 30, 2022.

218	See Notes to Financial Statements.

Short Duration High Income		Sustainable
For the Six Months Ended March 31, 2023 (unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (unaudited)	For the Period Ended September 30, 2022(2)

$16,077,929	$26,141,378	$64,992	$53,715
(24,014,811)	(57,214,461)	(116,899)	(289,439)

42,332,355	(98,425,537)	328,395	(318,543)
34,395,473	(129,498,620)	276,488	(554,267)

(5,341,461)	(8,688,573)	(37,257)	(30,845)
(302,072)	(392,609)	(1,084)	(348)
(1,952,156)	(7,267,298)	(909)	(814)
(548,407)	(799,544)	(1,276)	(1,181)
(7,408,166)	(8,379,287)	(24,349)	(20,220)
(15,552,262)	(25,527,311)	(64,875)	(53,408)

466,494,839	960,334,431	459,952	5,147,500
14,833,317	24,955,977	5,010	399
(466,079,653)	(1,159,684,331)	(1,929)	(41)

15,248,503	(174,393,923)	463,033	5,147,858
34,091,714	(329,419,854)	674,646	4,540,183

$877,567,730	$1,206,987,584	$4,540,183	$–
$911,659,444	$877,567,730	$5,214,829	$4,540,183

See Notes to Financial Statements.	219

Statements of Changes in Net Assets (concluded)

	California
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2023 (unaudited)	For the Year Ended September 30, 2022
Operations:
Net investment income	$7,142,617	$12,740,026
Net realized gain (loss) on investments and futures contracts	(6,772,374)	(18,545,763)
Net change in unrealized appreciation/depreciation on investments and futures contracts	34,261,350	(85,281,685)
Net increase (decrease) in net assets resulting from operations	34,631,593	(91,087,422)
Distributions to shareholders:(1)
Class A	(4,707,886)	(8,047,205)
Class C	(244,266)	(479,633)
Class F	(267,624)	(1,872,942)
Class F3	(550,554)	(635,428)
Class I	(1,266,242)	(1,550,729)
Total distributions to shareholders	(7,036,572)	(12,585,937)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	125,315,327	276,101,921
Reinvestment of distributions	6,338,588	10,926,214
Cost of shares reacquired	(110,666,789)	(333,545,364)
Net increase (decrease) in net assets resulting from capital share transactions	20,987,126	(46,517,229)
Net increase (decrease) in net assets	48,582,147	(150,190,588)
NET ASSETS:
Beginning of period	$454,129,625	$604,320,213
End of period	$502,711,772	$454,129,625

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

220	See Notes to Financial Statements.

New Jersey		New York
For the Six Months Ended March 31, 2023 (unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (unaudited)	For the Year Ended September 30, 2022

$1,493,759	$2,987,944	$6,334,837	$11,831,388
(1,376,704)	(1,232,431)	(4,090,582)	(7,372,893)

7,851,560	(21,488,579)	30,557,760	(87,732,773)
7,968,615	(19,733,066)	32,802,015	(83,274,278)

(1,175,236)	(2,225,957)	(4,632,835)	(8,459,566)
–	–	(243,700)	(479,877)
(80,228)	(425,020)	(229,211)	(1,152,222)
(24,568)	(37,239)	(40,841)	(61,174)
(217,105)	(291,769)	(1,170,095)	(1,587,444)
(1,497,137)	(2,979,985)	(6,316,682)	(11,740,283)

17,018,171	36,024,111	79,906,638	169,981,763
1,189,169	2,450,485	5,241,299	9,730,316
(22,518,973)	(49,773,261)	(112,123,450)	(189,584,632)

(4,311,633)	(11,298,665)	(26,975,513)	(9,872,553)
2,159,845	(34,011,716)	(490,180)	(104,887,114)

$101,495,715	$135,507,431	$435,008,865	$539,895,979
$103,655,560	$101,495,715	$434,518,685	$435,008,865

See Notes to Financial Statements.	221

Financial Highlights (unaudited)

SHORT DURATION TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2023(c)	$14.78	$0.14	$0.26	$0.40	$(0.14)	$15.04
9/30/2022	15.84	0.15	(1.06)	(0.91)	(0.15)	14.78
9/30/2021	15.80	0.15	0.04	0.19	(0.15)	15.84
9/30/2020	15.78	0.24	0.02	0.26	(0.24)	15.80
9/30/2019	15.43	0.29	0.34	0.63	(0.28)	15.78
9/30/2018	15.64	0.21	(0.20)	0.01	(0.22)	15.43
Class C
3/31/2023(c)	14.78	0.09	0.26	0.35	(0.09)	15.04
9/30/2022	15.84	0.05	(1.05)	(1.00)	(0.06)	14.78
9/30/2021	15.80	0.05	0.04	0.09	(0.05)	15.84
9/30/2020	15.78	0.15	0.01	0.16	(0.14)	15.80
9/30/2019	15.43	0.19	0.35	0.54	(0.19)	15.78
9/30/2018	15.64	0.12	(0.21)	(0.09)	(0.12)	15.43
Class F
3/31/2023(c)	14.79	0.14	0.26	0.40	(0.14)	15.05
9/30/2022	15.85	0.16	(1.05)	(0.89)	(0.17)	14.79
9/30/2021	15.80	0.16	0.05	0.21	(0.16)	15.85
9/30/2020	15.78	0.26	0.02	0.28	(0.26)	15.80
9/30/2019	15.43	0.30	0.35	0.65	(0.30)	15.78
9/30/2018	15.64	0.23	(0.21)	0.02	(0.23)	15.43
Class F3
3/31/2023(c)	14.79	0.15	0.26	0.41	(0.15)	15.05
9/30/2022	15.85	0.19	(1.06)	(0.87)	(0.19)	14.79
9/30/2021	15.80	0.18	0.06	0.24	(0.19)	15.85
9/30/2020	15.79	0.27	0.02	0.29	(0.28)	15.80
9/30/2019	15.43	0.32	0.36	0.68	(0.32)	15.79
9/30/2018	15.65	0.25	(0.22)	0.03	(0.25)	15.43
Class I
3/31/2023(c)	14.79	0.15	0.26	0.41	(0.15)	15.05
9/30/2022	15.85	0.20	(1.08)	(0.88)	(0.18)	14.79
9/30/2021	15.80	0.18	0.05	0.23	(0.18)	15.85
9/30/2020	15.78	0.27	0.02	0.29	(0.27)	15.80
9/30/2019	15.43	0.32	0.35	0.67	(0.32)	15.78
9/30/2018	15.65	0.25	(0.22)	0.03	(0.25)	15.43

(a)	Calculated based on average shares outstanding during the period
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

222	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

2.69 (d)	0.65	(e)	0.66	(e)	1.84	(e)	$828,584	21	(d)
(5.68)	0.65		0.65		0.99		875,792	43
1.20	0.65		0.65		0.93		1,067,651	26
1.68	0.65		0.66		1.52		895,461	28
4.15	0.65		0.66		1.83		632,983	33
0.04	0.65		0.68		1.38		621,383	55

2.39 (d)	1.26	(e)	1.27	(e)	1.24	(e)	22,367	21	(d)
(6.34)	1.29		1.29		0.35		23,284	43
0.54	1.30		1.31		0.30		31,450	26
1.05	1.27		1.28		0.96		39,779	28
3.52	1.26		1.28		1.22		86,435	33
(0.57)	1.26		1.29		0.77		106,989	55

2.74 (d)	0.55	(e)	0.56	(e)	1.89	(e)	65,759	21	(d)
(5.65)	0.55		0.55		1.01		246,974	43
1.36	0.55		0.55		1.03		736,826	26
1.77	0.55		0.56		1.62		587,635	28
4.25	0.55		0.56		1.92		577,258	33
0.14	0.55		0.58		1.48		507,085	55

2.82 (d)	0.41	(e)	0.42	(e)	2.08	(e)	306,250	21	(d)
(5.52)	0.41		0.41		1.25		361,359	43
1.50	0.42		0.42		1.16		331,257	26
1.84	0.42		0.43		1.74		246,193	28
4.44	0.42		0.43		2.04		46,899	33
0.19	0.43		0.44		1.63		19,703	55

2.80 (d)	0.45	(e)	0.46	(e)	2.04	(e)	566,803	21	(d)
(5.55)	0.45		0.46		1.30		563,762	43
1.46	0.45		0.45		1.13		206,551	26
1.87	0.45		0.46		1.70		177,634	28
4.35	0.45		0.46		2.02		108,949	33
0.17	0.45		0.47		1.60		98,960	55

See Notes to Financial Statements.	223

Financial Highlights (unaudited)(continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2023(d)	$9.71	$0.13	$0.45	$0.58	$(0.13)	$10.16
9/30/2022	11.33	0.23	(1.63)	(1.40)	(0.22)	9.71
9/30/2021	11.11	0.24	0.22	0.46	(0.24)	11.33
9/30/2020	11.17	0.27	(0.06)	0.21	(0.27)	11.11
9/30/2019	10.60	0.30	0.57	0.87	(0.30)	11.17
9/30/2018	10.85	0.27	(0.25)	0.02	(0.27)	10.60
Class C
3/31/2023(d)	9.70	0.10	0.45	0.55	(0.10)	10.15
9/30/2022	11.32	0.16	(1.62)	(1.46)	(0.16)	9.70
9/30/2021	11.10	0.17	0.22	0.39	(0.17)	11.32
9/30/2020	11.16	0.21	(0.07)	0.14	(0.20)	11.10
9/30/2019	10.59	0.23	0.57	0.80	(0.23)	11.16
9/30/2018	10.84	0.21	(0.26)	(0.05)	(0.20)	10.59
Class F
3/31/2023(d)	9.71	0.14	0.44	0.58	(0.14)	10.15
9/30/2022	11.33	0.23	(1.61)	(1.38)	(0.24)	9.71
9/30/2021	11.11	0.25	0.22	0.47	(0.25)	11.33
9/30/2020	11.17	0.28	(0.06)	0.22	(0.28)	11.11
9/30/2019	10.60	0.31	0.57	0.88	(0.31)	11.17
9/30/2018	10.85	0.28	(0.25)	0.03	(0.28)	10.60
Class F3
3/31/2023(d)	9.72	0.14	0.44	0.58	(0.14)	10.16
9/30/2022	11.34	0.25	(1.62)	(1.37)	(0.25)	9.72
9/30/2021	11.12	0.27	0.22	0.49	(0.27)	11.34
9/30/2020	11.18	0.30	(0.06)	0.24	(0.30)	11.12
9/30/2019	10.60	0.32	0.58	0.90	(0.32)	11.18
9/30/2018	10.86	0.30	(0.26)	0.04	(0.30)	10.60
Class I
3/31/2023(d)	9.71	0.14	0.45	0.59	(0.14)	10.16
9/30/2022	11.33	0.25	(1.62)	(1.37)	(0.25)	9.71
9/30/2021	11.12	0.27	0.21	0.48	(0.27)	11.33
9/30/2020	11.17	0.29	(0.05)	0.24	(0.29)	11.12
9/30/2019	10.60	0.32	0.57	0.89	(0.32)	11.17
9/30/2018	10.85	0.30	(0.26)	0.04	(0.29)	10.60

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.

224	See Notes to Financial Statements.

	Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

5.90 (e)	0.71	(f)	0.71	(f)	0.71	(f)	2.66	(f)	$2,067,145	22	(e)
(12.36)	0.71		0.71		0.71		2.11		2,075,394	33
4.19	0.70		0.70		0.70		2.15		2,656,030	13
1.93	0.70		0.70		0.70		2.45		2,239,629	14
8.27	0.70		0.70		0.71		2.73		1,704,883	19
0.20	0.70		0.70		0.70		2.57		1,496,393	23

5.69 (e)	1.33	(f)	1.33	(f)	1.33	(f)	2.04	(f)	107,854	22	(e)
(13.02)	1.35		1.35		1.35		1.47		123,238	33
3.53	1.33		1.33		1.33		1.52		190,855	13
1.30	1.32		1.32		1.32		1.86		215,475	14
7.62	1.31		1.31		1.32		2.13		390,735	19
(0.42)	1.32		1.32		1.32		1.95		432,891	23

6.06 (e)	0.61	(f)	0.61	(f)	0.61	(f)	2.73	(f)	178,997	22	(e)
(12.37)	0.60		0.60		0.60		2.13		522,922	33
4.30	0.60		0.60		0.60		2.24		2,697,578	13
2.03	0.60		0.60		0.60		2.56		2,140,068	14
8.38	0.60		0.60		0.61		2.83		1,871,641	19
0.30	0.60		0.60		0.60		2.66		1,680,364	23

6.04 (e)	0.45	(f)	0.45	(f)	0.45	(f)	2.90	(f)	257,360	22	(e)
(12.21)	0.45		0.45		0.45		2.39		194,787	33
4.45	0.45		0.45		0.45		2.36		171,655	13
2.17	0.46		0.46		0.46		2.68		85,559	14
8.62	0.46		0.46		0.47		2.94		43,659	19
0.34	0.46		0.46		0.46		2.80		24,227	23

6.12 (e)	0.51	(f)	0.51	(f)	0.51	(f)	2.85	(f)	2,422,004	22	(e)
(12.28)	0.52		0.52		0.52		2.39		2,131,673	33
4.31	0.50		0.50		0.50		2.35		896,545	13
2.22	0.50		0.50		0.50		2.65		870,771	14
8.48	0.50		0.50		0.51		2.92		652,729	19
0.40	0.50		0.50		0.50		2.77		528,933	23

See Notes to Financial Statements.	225

Financial Highlights (unaudited)(continued)

NATIONAL TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2023(d)	$9.83	$0.17	$0.55	$0.72	$(0.17)	$10.38
9/30/2022	12.06	0.30	(2.23)	(1.93)	(0.30)	9.83
9/30/2021	11.70	0.31	0.36	0.67	(0.31)	12.06
9/30/2020	11.80	0.34	(0.10)	0.24	(0.34)	11.70
9/30/2019	11.11	0.37	0.69	1.06	(0.37)	11.80
9/30/2018	11.36	0.37	(0.25)	0.12	(0.37)	11.11
Class C
3/31/2023(d)	9.84	0.14	0.54	0.68	(0.13)	10.39
9/30/2022	12.08	0.23	(2.24)	(2.01)	(0.23)	9.84
9/30/2021	11.71	0.23	0.37	0.60	(0.23)	12.08
9/30/2020	11.82	0.26	(0.11)	0.15	(0.26)	11.71
9/30/2019	11.13	0.30	0.69	0.99	(0.30)	11.82
9/30/2018	11.37	0.30	(0.24)	0.06	(0.30)	11.13
Class F
3/31/2023(d)	9.82	0.17	0.55	0.72	(0.17)	10.37
9/30/2022	12.05	0.31	(2.23)	(1.92)	(0.31)	9.82
9/30/2021	11.69	0.32	0.36	0.68	(0.32)	12.05
9/30/2020	11.79	0.35	(0.10)	0.25	(0.35)	11.69
9/30/2019	11.10	0.38	0.69	1.07	(0.38)	11.79
9/30/2018	11.35	0.38	(0.25)	0.13	(0.38)	11.10
Class F3
3/31/2023(d)	9.83	0.18	0.54	0.72	(0.18)	10.37
9/30/2022	12.06	0.32	(2.23)	(1.91)	(0.32)	9.83
9/30/2021	11.69	0.34	0.37	0.71	(0.34)	12.06
9/30/2020	11.80	0.36	(0.11)	0.25	(0.36)	11.69
9/30/2019	11.11	0.39	0.70	1.09	(0.40)	11.80
9/30/2018	11.35	0.39	(0.24)	0.15	(0.39)	11.11
Class I
3/31/2023(d)	9.83	0.18	0.54	0.72	(0.18)	10.37
9/30/2022	12.06	0.32	(2.23)	(1.91)	(0.32)	9.83
9/30/2021	11.69	0.34	0.36	0.70	(0.33)	12.06
9/30/2020	11.80	0.36	(0.11)	0.25	(0.36)	11.69
9/30/2019	11.11	0.39	0.69	1.08	(0.39)	11.80
9/30/2018	11.35	0.39	(0.24)	0.15	(0.39)	11.11

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.

226	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

7.33	(e)	0.77	(f)	0.71	(f)	0.77	(f)	3.32	(f)	$2,341,775	24	(e)
(16.27)		0.71		0.70		0.71		2.66		2,235,687	40
5.77		0.70		0.70		0.70		2.58		2,925,529	18
2.06		0.71		0.71		0.71		2.90		2,504,023	24
9.70		0.77		0.75		0.77		3.25		2,011,535	11
1.03		0.77		0.74		0.77		3.28		1,484,381	32

6.99	(e)	1.40	(f)	1.34	(f)	1.40	(f)	2.69	(f)	82,228	24	(e)
(16.86)		1.35		1.34		1.35		2.01		83,743	40
5.16		1.35		1.35		1.35		1.94		135,544	18
1.32		1.35		1.35		1.35		2.27		138,705	24
9.01		1.39		1.37		1.39		2.63		165,263	11
0.49		1.39		1.36		1.39		2.66		131,631	32

7.39	(e)	0.67	(f)	0.61	(f)	0.67	(f)	3.40	(f)	120,961	24	(e)
(16.20)		0.61		0.60		0.61		2.66		222,942	40
5.88		0.60		0.60		0.60		2.68		984,235	18
2.15		0.61		0.61		0.61		2.99		871,094	24
9.80		0.67		0.65		0.67		3.32		594,320	11
1.12		0.67		0.64		0.67		3.37		299,777	32

7.46	(e)	0.53	(f)	0.46	(f)	0.53	(f)	3.56	(f)	307,032	24	(e)
(16.07)		0.47		0.46		0.47		2.91		268,560	40
6.10		0.45		0.45		0.45		2.78		288,718	18
2.19		0.48		0.48		0.48		3.10		140,730	24
9.95		0.53		0.50		0.53		3.42		59,942	11
1.34		0.53		0.50		0.53		3.50		21,499	32

7.43	(e)	0.57	(f)	0.50	(f)	0.57	(f)	3.52	(f)	802,113	24	(e)
(16.10)		0.52		0.51		0.52		2.99		567,725	40
6.07		0.50		0.50		0.50		2.78		209,640	18
2.17		0.51		0.51		0.51		3.09		155,620	24
9.91		0.57		0.55		0.57		3.40		111,141	11
1.31		0.57		0.54		0.57		3.48		46,873	32

See Notes to Financial Statements.	227

Financial Highlights (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2023(d)	$10.22	$0.22	$0.36	$0.58	$(0.21)	$10.59
9/30/2022	12.91	0.39	(2.69)	(2.30)	(0.39)	10.22
9/30/2021	12.14	0.41	0.77	1.18	(0.41)	12.91
9/30/2020	12.60	0.45	(0.47)	(0.02)	(0.44)	12.14
9/30/2019	11.93	0.50	0.66	1.16	(0.49)	12.60
9/30/2018	11.84	0.48	0.08	0.56	(0.47)	11.93
Class C
3/31/2023(d)	10.22	0.18	0.38	0.56	(0.18)	10.60
9/30/2022	12.92	0.31	(2.70)	(2.39)	(0.31)	10.22
9/30/2021	12.14	0.33	0.78	1.11	(0.33)	12.92
9/30/2020	12.61	0.37	(0.48)	(0.11)	(0.36)	12.14
9/30/2019	11.93	0.42	0.67	1.09	(0.41)	12.61
9/30/2018	11.84	0.41	0.08	0.49	(0.40)	11.93
Class F
3/31/2023(d)	10.23	0.22	0.37	0.59	(0.22)	10.60
9/30/2022	12.92	0.40	(2.69)	(2.29)	(0.40)	10.23
9/30/2021	12.15	0.42	0.77	1.19	(0.42)	12.92
9/30/2020	12.61	0.46	(0.47)	(0.01)	(0.45)	12.15
9/30/2019	11.93	0.51	0.67	1.18	(0.50)	12.61
9/30/2018	11.85	0.49	0.07	0.56	(0.48)	11.93
Class F3
3/31/2023(d)	10.20	0.23	0.37	0.60	(0.23)	10.57
9/30/2022	12.89	0.42	(2.70)	(2.28)	(0.41)	10.20
9/30/2021	12.12	0.44	0.77	1.21	(0.44)	12.89
9/30/2020	12.58	0.47	(0.46)	0.01	(0.47)	12.12
9/30/2019	11.90	0.52	0.67	1.19	(0.51)	12.58
9/30/2018	11.82	0.51	0.06	0.57	(0.49)	11.90
Class I
3/31/2023(d)	10.20	0.23	0.36	0.59	(0.22)	10.57
9/30/2022	12.89	0.42	(2.70)	(2.28)	(0.41)	10.20
9/30/2021	12.12	0.44	0.76	1.20	(0.43)	12.89
9/30/2020	12.58	0.47	(0.47)	– (g)	(0.46)	12.12
9/30/2019	11.90	0.51	0.68	1.19	(0.51)	12.58
9/30/2018	11.82	0.50	0.07	0.57	(0.49)	11.90

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.

228	See Notes to Financial Statements.

	Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

5.74 (e)	0.80	(f)	0.77	(f)	0.80	(f)	4.15	(f)	$1,749,483	25	(e)
(18.19)	0.77		0.77		0.77		3.28		1,787,225	40
9.81	0.75		0.75		0.75		3.23		2,388,758	15
(0.09)	0.77		0.77		0.77		3.69		1,822,069	43
9.94	0.79		0.79		0.79		4.09		1,728,665	11
4.83	0.82		0.81		0.82		4.09		1,217,482	30

5.51 (e)	1.44	(f)	1.40	(f)	1.44	(f)	3.52	(f)	162,149	25	(e)
(18.78)	1.41		1.41		1.41		2.63		174,127	40
9.19	1.40		1.40		1.40		2.60		267,871	15
(0.81)	1.42		1.42		1.42		3.06		242,392	43
9.34	1.42		1.42		1.42		3.48		346,925	11
4.18	1.44		1.43		1.44		3.48		309,743	30

5.79 (e)	0.71	(f)	0.67	(f)	0.71	(f)	4.23	(f)	181,260	25	(e)
(18.09)	0.66		0.66		0.66		3.27		369,471	40
9.90	0.65		0.65		0.65		3.30		1,450,736	15
0.00	0.67		0.67		0.67		3.78		861,795	43
10.13	0.69		0.69		0.69		4.16		895,691	11
4.84	0.72		0.71		0.72		4.18		517,484	30

5.88 (e)	0.56	(f)	0.52	(f)	0.56	(f)	4.38	(f)	124,642	25	(e)
(18.01)	0.51		0.51		0.51		3.55		114,134	40
10.07	0.52		0.51		0.51		3.42		118,100	15
0.14	0.53		0.53		0.53		3.92		55,503	43
10.28	0.55		0.55		0.55		4.24		32,101	11
4.98	0.58		0.57		0.58		4.30		13,249	30

5.85 (e)	0.60	(f)	0.57	(f)	0.60	(f)	4.34	(f)	1,186,400	25	(e)
(18.06)	0.57		0.57		0.57		3.59		961,328	40
10.03	0.56		0.55		0.55		3.41		487,688	15
0.09	0.57		0.57		0.57		3.88		301,236	43
10.25	0.59		0.59		0.59		4.22		282,296	11
4.94	0.62		0.61		0.62		4.27		108,526	30

See Notes to Financial Statements.	229

Financial Highlights (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
3/31/2023(c)	$13.84	$0.25	$0.31	$0.56	$(0.24)	$–		$(0.24)
9/30/2022	15.88	0.34	(2.05)	(1.71)	(0.33)	–		(0.33)
9/30/2021	15.20	0.33	0.69	1.02	(0.34)	–		(0.34)
9/30/2020	15.64	0.43	(0.45)	(0.02)	(0.42)	–		(0.42)
9/30/2019	15.10	0.46	0.52	0.98	(0.44)	–		(0.44)
9/30/2018	15.26	0.43	(0.18)	0.25	(0.41)	–	(f)	(0.41)
Class C
3/31/2023(c)	13.84	0.21	0.30	0.51	(0.19)	–		(0.19)
9/30/2022	15.88	0.23	(2.04)	(1.81)	(0.23)	–		(0.23)
9/30/2021	15.20	0.23	0.68	0.91	(0.23)	–		(0.23)
9/30/2020	15.65	0.33	(0.46)	(0.13)	(0.32)	–		(0.32)
9/30/2019	15.11	0.36	0.52	0.88	(0.34)	–		(0.34)
9/30/2018	15.26	0.33	(0.17)	0.16	(0.31)	–	(f)	(0.31)
Class F
3/31/2023(c)	13.84	0.26	0.31	0.57	(0.25)	–		(0.25)
9/30/2022	15.88	0.33	(2.02)	(1.69)	(0.35)	–		(0.35)
9/30/2021	15.20	0.34	0.69	1.03	(0.35)	–		(0.35)
9/30/2020	15.64	0.45	(0.46)	(0.01)	(0.43)	–		(0.43)
9/30/2019	15.10	0.47	0.53	1.00	(0.46)	–		(0.46)
9/30/2018	15.26	0.44	(0.18)	0.26	(0.42)	–	(f)	(0.42)
Class F3
3/31/2023(c)	13.84	0.27	0.31	0.58	(0.26)	–		(0.26)
9/30/2022	15.88	0.38	(2.05)	(1.67)	(0.37)	–		(0.37)
9/30/2021	15.20	0.37	0.69	1.06	(0.38)	–		(0.38)
9/30/2020	15.65	0.47	(0.46)	0.01	(0.46)	–		(0.46)
9/30/2019	15.11	0.50	0.52	1.02	(0.48)	–		(0.48)
9/30/2018	15.27	0.46	(0.18)	0.28	(0.44)	–	(f)	(0.44)
Class I
3/31/2023(c)	13.84	0.27	0.31	0.58	(0.26)	–		(0.26)
9/30/2022	15.88	0.38	(2.06)	(1.68)	(0.36)	–		(0.36)
9/30/2021	15.20	0.36	0.69	1.05	(0.37)	–		(0.37)
9/30/2020	15.65	0.46	(0.46)	–	(0.45)	–		(0.45)
9/30/2019	15.11	0.49	0.52	1.01	(0.47)	–		(0.47)
9/30/2018	15.26	0.46	(0.17)	0.29	(0.44)	–	(f)	(0.44)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.

230	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.16	4.08 (d)	0.67	(e)	0.73	(e)	3.59	(e)	$295,621	43	(d)
13.84	(10.85)	0.70		0.77		2.27		325,756	81
15.88	6.74	0.69		0.75		2.09		409,286	14
15.20	(0.12)	0.62		0.78		2.83		176,351	61
15.64	6.59	0.55		0.78		2.99		176,214	29
15.10	1.59	0.55		0.78		2.83		121,804	29

14.16	3.74 (d)	1.34	(e)	1.40	(e)	2.93	(e)	21,036	43	(d)
13.84	(11.48)	1.40		1.47		1.56		21,392	81
15.88	6.03	1.36		1.43		1.43		26,412	14
15.20	(0.85)	1.28		1.45		2.18		12,758	61
15.65	5.90	1.21		1.44		2.34		12,303	29
15.11	0.98	1.22		1.45		2.17		8,851	29

14.16	4.13 (d)	0.58	(e)	0.63	(e)	3.65	(e)	43,048	43	(d)
13.84	(10.77)	0.60		0.66		2.18		139,299	81
15.88	6.84	0.59		0.65		2.17		495,439	14
15.20	(0.03)	0.52		0.68		2.92		171,092	61
15.64	6.70	0.45		0.68		3.08		156,308	29
15.10	1.69	0.45		0.68		2.93		109,580	29

14.16	4.22 (d)	0.39	(e)	0.46	(e)	3.87	(e)	34,876	43	(d)
13.84	(10.62)	0.44		0.50		2.56		28,251	81
15.88	7.02	0.43		0.49		2.31		31,122	14
15.20	0.07	0.36		0.52		3.10		8,538	61
15.65	6.86	0.30		0.53		3.24		6,546	29
15.11	1.91	0.29		0.53		3.06		3,812	29

14.16	4.11 (d)	0.47	(e)	0.52	(e)	3.80	(e)	517,078	43	(d)
13.84	(10.61)	0.50		0.58		2.59		362,870	81
15.88	6.95	0.50		0.55		2.28		244,728	14
15.20	0.01	0.42		0.59		3.03		93,013	61
15.65	6.80	0.35		0.59		3.18		65,005	29
15.11	1.86	0.35		0.58		3.03		30,068	29

See Notes to Financial Statements.	231

Financial Highlights (unaudited)(continued)

SUSTAINABLE MUNICIPAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2023(e)	$8.79	$0.12	$0.41	$0.53	$(0.12)	$9.20
1/5/2022 to 9/30/2022(f)	10.00	0.10	(1.21)	(1.11)	(0.10)	8.79
Class C
3/31/2023(e)	8.79	0.08	0.41	0.49	(0.08)	9.20
1/5/2022 to 9/30/2022(f)	10.00	0.05	(1.21)	(1.16)	(0.05)	8.79
Class F
3/31/2023(e)	8.79	0.12	0.41	0.53	(0.12)	9.20
1/5/2022 to 9/30/2022(f)	10.00	0.11	(1.21)	(1.10)	(0.11)	8.79
Class F3
3/31/2023(e)	8.79	0.13	0.41	0.54	(0.13)	9.20
1/5/2022 to 9/30/2022(f)	10.00	0.12	(1.21)	(1.09)	(0.12)	8.79
Class I
3/31/2023(e)	8.79	0.13	0.41	0.54	(0.13)	9.20
1/5/2022 to 9/30/2022(f)	10.00	0.12	(1.21)	(1.09)	(0.12)	8.79

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Unaudited.
(f)	Commenced on January 5, 2022.

232	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b)(c) (%)	Total expenses after waivers and/or reim- bursements(d) (%)	Total expenses(d) (%)	Net investment income (loss)(d) (%)	Net assets, end of period (000)	Portfolio turnover rate(c) (%)

6.01	0.63	2.38	2.60	$3,015	37
(11.11)	0.63	2.16	1.48	2,682	90

5.59	1.43	3.34	1.86	175	37
(11.64)	1.43	2.96	0.68	66	90

6.06	0.53	2.26	2.70	69	37
(11.05)	0.53	2.06	1.58	66	90

6.14	0.39	2.13	2.83	92	37
(10.95)	0.39	1.91	1.72	88	90

6.12	0.43	2.18	2.80	1,864	37
(10.98)	0.43	1.96	1.68	1,638	90

See Notes to Financial Statements.	233

Financial Highlights (unaudited)(continued)

CALIFORNIA TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2023(c)	$9.50	$0.15	$0.58	$0.73	$(0.14)	$10.09
9/30/2022	11.61	0.26	(2.11)	(1.85)	(0.26)	9.50
9/30/2021	11.40	0.26	0.21	0.47	(0.26)	11.61
9/30/2020	11.42	0.29	(0.03)	0.26	(0.28)	11.40
9/30/2019	10.76	0.33	0.66	0.99	(0.33)	11.42
9/30/2018	10.96	0.33	(0.20)	0.13	(0.33)	10.76
Class C
3/31/2023(c)	9.51	0.12	0.57	0.69	(0.11)	10.09
9/30/2022	11.62	0.19	(2.11)	(1.92)	(0.19)	9.51
9/30/2021	11.41	0.19	0.21	0.40	(0.19)	11.62
9/30/2020	11.42	0.21	(0.01)	0.20	(0.21)	11.41
9/30/2019	10.76	0.26	0.66	0.92	(0.26)	11.42
9/30/2018	10.96	0.27	(0.21)	0.06	(0.26)	10.76
Class F
3/31/2023(c)	9.50	0.15	0.59	0.74	(0.15)	10.09
9/30/2022	11.61	0.26	(2.10)	(1.84)	(0.27)	9.50
9/30/2021	11.40	0.28	0.20	0.48	(0.27)	11.61
9/30/2020	11.42	0.30	(0.02)	0.28	(0.30)	11.40
9/30/2019	10.75	0.34	0.67	1.01	(0.34)	11.42
9/30/2018	10.96	0.34	(0.21)	0.13	(0.34)	10.75
Class F3
3/31/2023(c)	9.50	0.16	0.58	0.74	(0.16)	10.08
9/30/2022	11.61	0.28	(2.11)	(1.83)	(0.28)	9.50
9/30/2021	11.40	0.29	0.21	0.50	(0.29)	11.61
9/30/2020	11.41	0.31	(0.01)	0.30	(0.31)	11.40
9/30/2019	10.75	0.35	0.66	1.01	(0.35)	11.41
9/30/2018	10.95	0.36	(0.21)	0.15	(0.35)	10.75
Class I
3/31/2023(c)	9.50	0.16	0.57	0.73	(0.15)	10.08
9/30/2022	11.61	0.28	(2.11)	(1.83)	(0.28)	9.50
9/30/2021	11.40	0.29	0.21	0.50	(0.29)	11.61
9/30/2020	11.41	0.31	(0.01)	0.30	(0.31)	11.40
9/30/2019	10.75	0.35	0.66	1.01	(0.35)	11.41
9/30/2018	10.95	0.36	(0.21)	0.15	(0.35)	10.75

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

234	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

7.66	(d)	0.77	(e)	0.77	(e)	2.98	(e)	$337,890	20	(d)
(16.10)		0.77		0.77		2.39		303,455	44
4.16		0.77		0.77		2.27		381,200	14
2.36		0.78		0.78		2.53		342,426	18
9.34		0.79		0.79		3.00		289,148	15
1.20		0.79		0.79		3.07		197,080	28

7.32	(d)	1.40	(e)	1.40	(e)	2.35	(e)	21,242	20	(d)
(16.70)		1.40		1.40		1.75		21,221	44
3.49		1.41		1.41		1.63		33,274	14
1.78		1.44		1.44		1.88		37,078	18
8.68		1.40		1.40		2.39		42,957	15
0.58		1.41		1.41		2.45		33,793	28

7.71	(d)	0.67	(e)	0.67	(e)	3.05	(e)	10,000	20	(d)
(16.02)		0.67		0.67		2.37		20,964	44
4.26		0.67		0.67		2.36		130,104	14
2.46		0.68		0.68		2.61		112,378	18
9.55		0.69		0.69		3.08		73,687	15
1.21		0.69		0.69		3.17		49,601	28

7.78	(d)	0.54	(e)	0.54	(e)	3.19	(e)	39,754	20	(d)
(16.00)		0.54		0.54		2.64		29,694	44
4.39		0.54		0.54		2.48		20,625	14
2.67		0.56		0.56		2.73		13,170	18
9.59		0.56		0.56		3.19		8,373	15
1.42		0.56		0.56		3.28		3,949	28

7.77	(d)	0.57	(e)	0.57	(e)	3.18	(e)	93,826	20	(d)
(16.02)		0.58		0.58		2.69		78,796	44
4.37		0.57		0.57		2.46		39,117	14
2.65		0.58		0.58		2.73		30,880	18
9.56		0.58		0.58		3.18		29,782	15
1.40		0.59		0.59		3.27		14,836	28

See Notes to Financial Statements.	235

Financial Highlights (unaudited)(continued)

NEW JERSEY TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2023(c)	$4.42	$0.07	$0.28	$0.35	$(0.07)	$4.70
9/30/2022	5.35	0.12	(0.93)	(0.81)	(0.12)	4.42
9/30/2021	5.18	0.12	0.17	0.29	(0.12)	5.35
9/30/2020	5.21	0.13	(0.03)	0.10	(0.13)	5.18
9/30/2019	4.91	0.14	0.30	0.44	(0.14)	5.21
9/30/2018	4.96	0.14	(0.05)	0.09	(0.14)	4.91
Class F
3/31/2023(c)	4.42	0.07	0.28	0.35	(0.07)	4.70
9/30/2022	5.35	0.12	(0.93)	(0.81)	(0.12)	4.42
9/30/2021	5.18	0.12	0.17	0.29	(0.12)	5.35
9/30/2020	5.21	0.13	(0.03)	0.10	(0.13)	5.18
9/30/2019	4.91	0.14	0.30	0.44	(0.14)	5.21
9/30/2018	4.96	0.14	(0.05)	0.09	(0.14)	4.91
Class F3
3/31/2023(c)	4.42	0.07	0.29	0.36	(0.07)	4.71
9/30/2022	5.35	0.13	(0.93)	(0.80)	(0.13)	4.42
9/30/2021	5.18	0.13	0.17	0.30	(0.13)	5.35
9/30/2020	5.22	0.14	(0.04)	0.10	(0.14)	5.18
9/30/2019	4.92	0.14	0.31	0.45	(0.15)	5.22
9/30/2018	4.97	0.15	(0.05)	0.10	(0.15)	4.92
Class I
3/31/2023(c)	4.42	0.07	0.29	0.36	(0.07)	4.71
9/30/2022	5.35	0.13	(0.93)	(0.80)	(0.13)	4.42
9/30/2021	5.18	0.13	0.17	0.30	(0.13)	5.35
9/30/2020	5.22	0.14	(0.04)	0.10	(0.14)	5.18
9/30/2019	4.92	0.14	0.31	0.45	(0.15)	5.22
9/30/2018	4.97	0.15	(0.05)	0.10	(0.15)	4.92

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

236	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

7.87	(d)	0.82	(e)	0.87	(e)	2.88	(e)	$82,976	11	(d)
(15.36)		0.82		0.84		2.39		80,854	11
5.58		0.82		0.84		2.21		99,356	13
1.92		0.82		0.85		2.48		101,085	15
9.00		0.82		0.86		2.69		99,027	4
1.75		0.82		0.88		2.77		79,108	20

7.92	(d)	0.72	(e)	0.77	(e)	2.97	(e)	3,839	11	(d)
(15.28)		0.72		0.74		2.40		5,885	11
5.68		0.72		0.74		2.30		28,097	13
2.02		0.72		0.75		2.58		23,903	15
9.10		0.72		0.76		2.77		20,893	4
1.85		0.72		0.78		2.86		15,243	20

8.22	(d)	0.58	(e)	0.63	(e)	3.12	(e)	1,614	11	(d)
(15.16)		0.58		0.60		2.65		1,342	11
5.82		0.59		0.60		2.40		1,148	13
1.96		0.59		0.62		2.71		618	15
9.22		0.58		0.63		2.79		531	4
1.99		0.58		0.64		2.99		139	20

8.20	(d)	0.62	(e)	0.67	(e)	3.07	(e)	15,227	11	(d)
(15.19)		0.62		0.65		2.68		13,415	11
5.79		0.62		0.64		2.38		6,905	13
1.93		0.62		0.65		2.68		3,746	15
9.20		0.62		0.66		2.86		2,593	4
1.95		0.62		0.68		2.97		1,209	20

See Notes to Financial Statements.	237

Financial Highlights (unaudited)(concluded)

NEW YORK TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class A
3/31/2023(c)	$9.90	$0.15	$0.64	$0.79	$(0.15)	$–		$(0.15)
9/30/2022	12.06	0.27	(2.16)	(1.89)	(0.27)	–		(0.27)
9/30/2021	11.64	0.27	0.41	0.68	(0.26)	–		(0.26)
9/30/2020	11.77	0.27	(0.13)	0.14	(0.27)	–		(0.27)
9/30/2019	11.08	0.29	0.69	0.98	(0.29)	–	(f)	(0.29)
9/30/2018	11.32	0.28	(0.24)	0.04	(0.28)	–		(0.28)
Class C
3/31/2023(c)	9.89	0.12	0.64	0.76	(0.12)	–		(0.12)
9/30/2022	12.04	0.20	(2.15)	(1.95)	(0.20)	–		(0.20)
9/30/2021	11.63	0.19	0.41	0.60	(0.19)	–		(0.19)
9/30/2020	11.75	0.20	(0.13)	0.07	(0.19)	–		(0.19)
9/30/2019	11.06	0.22	0.69	0.91	(0.22)	–	(f)	(0.22)
9/30/2018	11.31	0.21	(0.25)	(0.04)	(0.21)	–		(0.21)
Class F
3/31/2023(c)	9.91	0.16	0.64	0.80	(0.16)	–		(0.16)
9/30/2022	12.07	0.28	(2.16)	(1.88)	(0.28)	–		(0.28)
9/30/2021	11.66	0.28	0.41	0.69	(0.28)	–		(0.28)
9/30/2020	11.78	0.28	(0.12)	0.16	(0.28)	–		(0.28)
9/30/2019	11.09	0.30	0.69	0.99	(0.30)	–	(f)	(0.30)
9/30/2018	11.33	0.29	(0.24)	0.05	(0.29)	–		(0.29)
Class F3
3/31/2023(c)	9.91	0.16	0.64	0.80	(0.16)	–		(0.16)
9/30/2022	12.07	0.30	(2.17)	(1.87)	(0.29)	–		(0.29)
9/30/2021	11.65	0.29	0.42	0.71	(0.29)	–		(0.29)
9/30/2020	11.78	0.30	(0.13)	0.17	(0.30)	–		(0.30)
9/30/2019	11.08	0.31	0.70	1.01	(0.31)	–	(f)	(0.31)
9/30/2018	11.33	0.30	(0.25)	0.05	(0.30)	–		(0.30)
Class I
3/31/2023(c)	9.91	0.16	0.64	0.80	(0.16)	–		(0.16)
9/30/2022	12.07	0.29	(2.16)	(1.87)	(0.29)	–		(0.29)
9/30/2021	11.65	0.29	0.42	0.71	(0.29)	–		(0.29)
9/30/2020	11.78	0.29	(0.13)	0.16	(0.29)	–		(0.29)
9/30/2019	11.08	0.31	0.70	1.01	(0.31)	–	(f)	(0.31)
9/30/2018	11.33	0.30	(0.25)	0.05	(0.30)	–		(0.30)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.

238	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.54	8.03 (d)	0.79	(e)	0.79	(e)	2.96	(e)	$315,274	9	(d)
9.90	(15.91)	0.78		0.78		2.39		322,138	23
12.06	5.90	0.77		0.77		2.20		390,194	13
11.64	1.21	0.78		0.78		2.33		357,909	22
11.77	8.98	0.79		0.79		2.52		332,822	7
11.08	0.36	0.79		0.79		2.51		249,147	19

10.53	7.70 (d)	1.41	(e)	1.41	(e)	2.34	(e)	20,532	9	(d)
9.89	(16.39)	1.42		1.42		1.74		20,927	23
12.04	5.13	1.42		1.42		1.56		32,845	13
11.63	0.64	1.44		1.44		1.68		34,749	22
11.75	8.33	1.40		1.40		1.92		45,213	7
11.06	(0.36)	1.41		1.41		1.89		39,551	19

10.55	8.08 (d)	0.69	(e)	0.69	(e)	3.05	(e)	8,394	9	(d)
9.91	(15.81)	0.68		0.68		2.40		19,360	23
12.07	6.00	0.67		0.67		2.30		71,401	13
11.66	1.31	0.68		0.68		2.43		63,388	22
11.78	9.08	0.69		0.69		2.62		55,301	7
11.09	0.46	0.69		0.69		2.60		44,093	19

10.55	8.15 (d)	0.55	(e)	0.55	(e)	3.20	(e)	2,481	9	(d)
9.91	(15.70)	0.54		0.54		2.65		2,364	23
12.07	6.14	0.54		0.54		2.41		2,071	13
11.65	1.44	0.56		0.56		2.56		1,366	22
11.78	9.32	0.56		0.56		2.74		1,234	7
11.08	0.49	0.55		0.55		2.73		896	19

10.55	8.13 (d)	0.59	(e)	0.59	(e)	3.16	(e)	87,836	9	(d)
9.91	(15.73)	0.58		0.58		2.66		70,220	23
12.07	6.11	0.57		0.57		2.38		43,385	13
11.65	1.41	0.59		0.59		2.51		29,600	22
11.78	9.29	0.59		0.59		2.72		12,674	7
11.08	0.47	0.59		0.59		2.71		8,534	19

See Notes to Financial Statements.	239

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,C,F,F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,C,F,F3 and I
Lord Abbett High Income Municipal Bond Fund (“High Income”)	A,C,F,F3 and I
Lord Abbett Short Duration High Income Municipal Bond Fund (“Short Duration High Income”)	A,C,F,F3 and I
Lord Abbett Sustainable Municipal Bond Fund (“Sustainable”)	A,C,F,F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate, National, High Income, Short Duration High Income, Sustainable and California are diversified as defined in the Act. New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Income and Short Duration High Income) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Income and Short Duration High Income is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3 and I shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the eighteen-month anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

Sustainable commenced operations on January 5, 2022.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Notes to Financial Statements (continued)

Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”), as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (continued)

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s, except Sustainable, filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2019 through September 30, 2022. The statute of limitation for Sustainable filed U.S. federal tax return remains open for the period ended September 30, 2022. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 bear their class-specific share of shareholder servicing expenses. Class A, C and F shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis. Payment and delivery may take place after customary settlement period for that security.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a Liability for Trust Certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the Liability for Trust Certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly

Notes to Financial Statements (continued)

and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of TOBs as of and during the six months ended March 31, 2023.

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$–	–	$–	$–
Intermediate	–	–	–	–
National	57,235,000	4.00%-4.19%	123,186,650	57,235,000
High Income	33,820,000	4.05%-4.19%	72,910,744	33,820,000
Short Duration High Income	–	–	–	–
Sustainable	–	–	–	–
California	–	–	–	–
New Jersey	–	–	–	–
New York	–	–	–	–

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. The carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to TOB transactions, accounted for as secured borrowings.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.

Notes to Financial Statements (continued)

Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2023 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee for Short Duration is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.34%
Next $3 billion	.32%
Over $5 billion	.29%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

The management fee for each of National, California, New Jersey and New York is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

Notes to Financial Statements (continued)

The management fee for High Income is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

The management fee for Short Duration High Income is based on the Fund’s average daily net assets at the following annual rates:(1)

First $1 billion	.35%
Over $1 billion	.31%

The management fee for Sustainable is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.32%
Over $1 billion	.29%

(1)	Prior to December 9, 2022, the management fee for Short Duration High Income was based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.40%
Next $1 billion	.375%
Over $3 billion	.35%

For the six months ended March 31, 2023, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Short Duration	.33%
Intermediate	0.39%
National	.39%
High Income	0.45%
Short Duration High Income	.32%
Sustainable	.00%
California	.45%
New Jersey	0.40%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets. Lord Abbett voluntarily waived the following fund administration fees during the for the six months ended March 31, 2023:

Fund	Fund Administration Fee
Short Duration	$11,048
Intermediate	30,048
National	20,558
High Income	21,188
Short Duration High Income	8,554
Sustainable	431
California	4,031
New Jersey	1,469
New York	4,313

Notes to Financial Statements (continued)

For the six months ended March 31, 2023 and continuing through January 31, 2024 Lord Abbett has contractually agreed to waive its fees and reimburse expenses to limit the total net annual operating expenses for each class, excluding certain of the Funds’ expenses and interest related expenses, to the following annual rates:

	Effective December 9, 2022		Prior to December 9, 2022
	Classes		Classes
Fund	A,C,F and I	F3	A,C,F and I	F3
Short Duration	.45%	.41%	.45%	.41%
Short Duration High Income	.45%	.37%	.50%	.44%
Sustainable	.43%	.39%	.43%	.39%
New Jersey	.62%	.58%	.62%	.58%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C and F shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class C(1)	Class F(2)
Service	.15%	.75%	–
Distribution	.05%	.25%	.10%

(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s daily net assets attributable to Class C shares held less than 1 year and .80% (25% service and 55% distribution) of each Fund’s daily net assets attributable to Class C shares for 1 year or more. All Class C shareholders will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3 and Class I Shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended March 31, 2023:

	Distributor Commissions	Dealers’ Concessions
Short Duration	$7,874	$86,653
Intermediate	19,914	213,471
National	36,563	401,498
High Income	24,356	288,253
Short Duration High Income	2,606	35,872
Sustainable	–	–
California	4,749	84,092
New Jersey	773	10,758
New York	2,493	50,751

Notes to Financial Statements (continued)

Distributor received the following amount of CDSCs for the six months ended March 31, 2023:

	Class A	Class C
Short Duration	64,335	1,243
Intermediate	102,025	1,584
National	83,206	1,423
High Income	133,947	4,198
Short Duration High Income	24,387	93
Sustainable	–	–
California	15,763	894
New Jersey	2,201	–
New York	13,043	–

One Director and certain of the Funds’ officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended March 31, 2023 and fiscal year ended September 30, 2022 was as follows:

	Short Duration Tax Free Fund		Intermediate Tax Free Fund
	Six Months Ended 3/31/2023 (unaudited)	Year Ended 9/30/2022	Six Months Ended 3/31/2023 (unaudited)	Year Ended 9/30/2022
Distributions paid from:
Tax-exempt income	$18,577,617	$24,078,685	$68,043,559	$130,537,335
Ordinary Income	–	85,118	–	457,520
Total distributions paid	$18,577,617	$24,163,803	$68,043,559	$130,994,855

	National Tax Free Fund		High Income Municipal Bond Fund
	Six Months Ended 3/31/2023 (unaudited)	Year Ended 9/30/2022	Six Months Ended 3/31/2023 (unaudited)	Year Ended 9/30/2022
Distributions paid from:
Tax-exempt income	$57,490,578	$109,477,825	$68,922,193	$137,361,933
Ordinary income	–	549,801	–	1,658,444
Total distributions paid	$57,490,578	$110,027,626	$68,922,193	$139,020,377

Notes to Financial Statements (continued)

	Short Duration High Income Municipal Bond Fund		Sustainable Municipal Bond Fund
	Six Months Ended 3/31/2023 (unaudited)	Year Ended 9/30/2022	Six Months Ended 3/31/2023 (unaudited)	Period Ended 9/30/2022
Distributions paid from:
Tax-exempt income	$15,552,262	$24,801,277	$64,875	$53,408
Ordinary income	–	726,034	–	–
Total distributions paid	$15,552,262	$25,527,311	$64,875	$53,408

	California Tax Free Fund		New Jersey Tax Free Fund
	Six Months Ended 3/31/2023 (unaudited)	Year Ended 9/30/2022	Six Months Ended 3/31/2023 (unaudited)	Year Ended 9/30/2022
Distributions paid from:
Tax-exempt income	$7,036,572	$12,532,074	$1,497,137	$2,977,642
Ordinary income	–	53,863	–	2,343
Total distributions paid	$7,036,572	$12,585,937	$1,497,137	$2,979,985

	New York Tax Free Fund
	Six Months Ended 3/31/2023 (unaudited)	Year Ended 9/30/2022
Distributions paid from:
Tax-exempt income	$6,316,682	$11,731,906
Ordinary income	–	8,377
Total distributions paid	$6,316,682	$11,740,283

As of March 31, 2023, the following funds had capital losses, which will carry forward indefinitely:

Indefinite
Short Duration	$51,287,627
Intermediate	217,826,869
National	213,961,316
High Income	324,875,155
Short Duration High Income	73,680,083
Sustainable	282,224
California	19,968,944
New Jersey	1,146,346
New York	11,309,032

As of March 31, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Short Duration	$1,806,311,863	$2,818,575	$(44,451,231)	$(41,632,656)
Intermediate	5,108,447,469	53,883,903	(176,002,805)	(122,118,902)
National	3,723,500,979	54,441,829	(140,944,220)	(86,502,391)
High Income	3,634,973,452	53,981,588	(309,193,325)	(255,211,737)
Short Duration High Income	929,085,647	7,782,893	(31,705,328)	(23,922,435)
Sustainable	5,011,700	61,694	(58,836)	2,858
California	510,354,810	5,969,052	(20,192,367)	(14,223,315)
New Jersey	107,614,265	1,222,416	(6,947,619)	(5,725,203)
New York	452,472,257	4,136,802	(27,678,058)	(23,541,256)

Notes to Financial Statements (continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2023 were as follows:

	Purchases	Sales
Short Duration	$355,885,620	$561,188,375
Intermediate	1,052,137,334	1,218,916,889
National	862,205,777	825,625,577
High Income	822,759,000	941,624,181
Short Duration High Income	399,065,162	372,930,793
Sustainable	2,435,607	1,724,739
California	121,268,390	94,138,889
New Jersey	11,356,971	16,468,635
New York	38,230,948	62,403,583

There were no purchases or sales of U.S. Government securities for the six months ended March 31, 2023.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Short Duration and Sustainable entered into U.S. Treasury futures contracts during the for the six months ended March 31, 2023 (as described in Note 2(f)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2023, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain (loss) on futures contracts and change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts as of and during the for the six months ended March 31, 2023:

	Net Unrealized Appreciation (Depreciation) as of March 31, 2023	Net Realized Gain (Loss	)	Net Change in Unrealized Appreciation (Depreciation )	Average Number of Contracts*
Intermediate	$–	$5,016,850		$(5,391,392)	190
National	(1,330,554)	4,439,908		(5,692,304)	345
High Income	(2,327,185)	6,373,723		(8,242,875)	552
Short Duration High Income	(1,042,142)	3,040,722		(3,762,973)	583
California	(239,128)	439,730		(822,981)	82
New Jersey	(47,826)	122,227		(154,994)	10
New York	(212,558)	514,282		(662,665)	41

*	Calculated based on the number of contracts for the six months ended March 31, 2023.

Notes to Financial Statements (continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. These requirements include the disclosure of gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between a Fund and the applicable counterparty. As of March 31, 2023, the Funds did not have assets or liabilities subject to the FASB disclosure requirements.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

For the period ended March 31, 2023, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended March 31, 2023, the Participating Funds were also entered into an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (continued)

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended March 31, 2023, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended March 31, 2023, the following Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Fund	Average Amount Loaned	Average Interest Rate	Interest Income*
Short Duration High Income	$15,442,539	3.90%	$1,650

*	Included in the Statement of Operations.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in securities lending net income on the Statements of Operations.

The initial collateral received by the funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2023, the Funds did not loan any securities.

Notes to Financial Statements (continued)

14.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, a Fund’s investments may gain value; however, because Short Duration and Short Duration High Income typically invest in shorter term bonds, those Funds are subject to the risk that they will underperform funds invested in longer-term bonds during such periods.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, defaulted bonds risk (High Income and Short Duration High Income only), derivatives risk, distressed debt risk (High Income and Short Duration High Income only), extension risk, fixed income securities risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, market disruption and geopolitical risk, state and territory risks, taxability risk and zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds risk (all Funds except Short Duration, Intermediate, and Short Duration High Income). Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Income, Short Duration High Income, Sustainable and, to a lesser extent, other Funds invest a portion of its assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

New Jersey and New York are non-diversified, which means that they may invest a greater portion of their assets in a single issuer than a diversified fund. Thus, they may be exposed to greater risk.

Because each of California, New Jersey, and New York focuses on a particular state or territory, the Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, National, High Income, Short Duration High Income and Sustainable), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Because Sustainable considers sustainability factors when evaluating an investment, the Fund may underperform funds that do not take sustainability-related factors into account. There is no guarantee that Lord Abbett will successfully implement and make investments in issuers that create a positive environmental, social or governance impact while achieving the desired financial returns. In evaluating an issuer, Lord Abbett may be dependent on data or information that may be

Notes to Financial Statements (continued)

incomplete, inaccurate or unavailable. Sustainable is a newly organized fund and there can be no assurance that it will reach or maintain a sufficient asset size to effectively implement its investment strategy.

Each Fund may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

National, High Income, Short Duration High Income and, to a lesser extent, other Funds may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objective.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective. In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak has, and could again, negatively affect the global economy, the economies of individual

Notes to Financial Statements (continued)

countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The COVID-19 pandemic and its effects may last for an extended period of time Although the long-term economic fallout of COVID-19 is difficult to predict, it has contributed to market volatility, inflation and systemic economic weakness. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

These factors, and others, can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Short Duration	Six Months Ended March 31, 2023 (unaudited	)	Year Ended September 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,708,198	$204,385,390	27,929,872	$427,766,947
Reinvestment of distributions	443,545	6,631,228	505,852	7,720,199
Shares reacquired	(18,311,181)	(273,480,744)	(36,579,371)	(560,984,644)
Decrease	(4,159,438)	$(62,464,126)	(8,143,647)	$(125,497,498)

Class C Shares
Shares sold	443,179	$6,621,783	231,857	$3,535,563
Reinvestment of distributions	8,079	120,791	5,212	78,840
Shares reacquired	(539,431)	(8,052,705)	(646,953)	(9,935,912)
Decrease	(88,173)	$(1,310,131)	(409,884)	$(6,321,509)

Class F Shares
Shares sold	1,756,528	$26,168,002	23,585,488	$362,962,189
Reinvestment of distributions	98,136	1,464,700	226,476	3,474,114
Shares reacquired	(14,187,702)	(212,253,529)	(53,603,175)	(822,067,362)
Decrease	(12,333,038)	$(184,620,827)	(29,791,211)	$(455,631,059)

Class F3 Shares
Shares sold	6,657,464	$99,392,887	16,986,800	$259,774,089
Reinvestment of distributions	123,852	1,852,161	123,424	1,879,203
Shares reacquired	(10,864,233)	(162,000,338)	(13,574,621)	(207,668,141)
Increase (decrease)	(4,082,917)	$(60,755,290)	3,535,603	$53,985,151

Class I Shares
Shares sold	16,735,513	$250,617,606	46,559,487	$709,825,767
Reinvestment of distributions	249,836	3,736,728	244,174	3,711,369
Shares reacquired	(17,438,909)	(260,209,096)	(21,715,386)	(330,588,818)
Increase (decrease)	(453,560)	$(5,854,762)	25,088,275	$382,948,318

Notes to Financial Statements (continued)

Intermediate	Six Months Ended March 31, 2023 (unaudited	)	Year Ended September 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	33,087,483	$330,546,220	54,726,114	$563,848,755
Reinvestment of distributions	2,355,312	23,534,535	4,160,439	43,941,102
Shares reacquired	(45,595,965)	(453,791,796)	(79,626,277)	(817,319,404)
Decrease	(10,153,170)	$(99,711,041)	(20,739,724)	$(209,529,547)

Class C Shares
Shares sold	871,420	$8,705,257	1,420,669	$15,106,194
Reinvestment of distributions	94,191	939,655	175,963	1,856,840
Shares reacquired	(3,037,258)	(30,225,200)	(5,757,620)	(60,765,016)
Decrease	(2,071,647)	$(20,580,288)	(4,160,988)	$(43,801,982)

Class F Shares
Shares sold	9,539,215	$94,643,858	62,145,003	$672,104,399
Reinvestment of distributions	521,851	5,196,256	2,423,374	25,919,024
Shares reacquired	(46,287,670)	(465,723,614)	(248,827,572)	(2,593,667,356)
Decrease	(36,226,604)	$(365,883,500)	(184,259,195)	$(1,895,643,933)

Class F3 Shares
Shares sold	10,936,154	$108,121,664	15,426,863	$162,911,001
Reinvestment of distributions	277,173	2,771,536	420,880	4,427,409
Shares reacquired	(5,931,053)	(58,864,005)	(10,946,063)	(113,845,957)
Increase	5,282,274	$52,029,195	4,901,680	$53,492,453

Class I Shares
Shares sold	119,244,506	$1,197,098,311	236,204,233	$2,441,772,747
Reinvestment of distributions	1,824,106	18,232,280	2,214,271	23,127,859
Shares reacquired	(102,076,313)	(1,013,253,669)	(98,080,911)	(1,010,854,262)
Increase	18,992,299	$202,076,922	140,337,593	$1,454,046,344

National	Six Months Ended March 31, 2023 (unaudited	)	Year Ended September 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	36,959,121	$376,551,934	50,178,282	$555,416,467
Reinvestment of distributions	3,361,955	34,210,068	5,916,818	65,326,061
Shares reacquired	(42,084,441)	(425,178,797)	(71,253,096)	(776,390,605)
Decrease	(1,763,365)	$(14,416,795)	(15,157,996)	$(155,648,077)

Class C Shares
Shares sold	1,075,983	$10,960,676	331,201	$3,829,452
Reinvestment of distributions	95,857	976,034	180,935	2,003,649
Shares reacquired	(1,766,364)	(17,912,550)	(3,229,287)	(35,481,847)
Decrease	(594,524)	$(5,975,840)	(2,717,151)	$(29,648,746)

Class F Shares
Shares sold	4,223,289	$43,182,655	22,343,150	$252,636,831
Reinvestment of distributions	288,791	2,927,050	1,296,695	14,601,779
Shares reacquired	(15,541,402)	(158,977,355)	(82,597,556)	(904,741,426)
Decrease	(11,029,322)	$(112,867,650)	(58,957,711)	$(637,502,816)

Notes to Financial Statements (continued)

National	Six Months Ended March 31, 2023 (unaudited	)	Year Ended September 30, 2022
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	9,766,044	$99,068,492	19,250,148	$213,368,948
Reinvestment of distributions	491,110	4,997,889	794,371	8,742,056
Shares reacquired	(7,987,918)	(80,495,906)	(16,664,587)	(180,063,515)
Increase	2,269,236	$23,570,475	3,379,932	$42,047,489

Class I Shares
Shares sold	42,047,205	$429,930,465	73,940,091	$792,826,906
Reinvestment of distributions	864,010	8,802,108	849,840	9,149,393
Shares reacquired	(23,362,312)	(235,891,568)	(34,412,635)	(364,545,784)
Increase	19,548,903	$202,841,005	40,377,296	$437,430,515

High Income	Six Months Ended March 31, 2023 (unaudited	)	Year Ended September 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	25,930,790	$273,155,729	55,554,656	$659,872,446
Reinvestment of distributions	3,067,656	32,132,522	5,438,271	63,720,375
Shares reacquired	(38,702,145)	(404,911,642)	(71,107,986)	(826,335,850)
Decrease	(9,703,699)	$(99,623,391)	(10,115,059)	$(102,743,029)

Class C Shares
Shares sold	1,410,243	$14,902,572	1,308,072	$16,405,403
Reinvestment of distributions	252,783	2,649,075	461,133	5,408,574
Shares reacquired	(3,391,868)	(35,516,593)	(5,474,558)	(64,433,876)
Decrease	(1,728,842)	$(17,964,946)	(3,705,353)	$(42,619,899)

Class F Shares
Shares sold	7,200,587	$75,536,642	40,725,267	$498,388,960
Reinvestment of distributions	572,520	5,989,504	2,209,756	26,435,132
Shares reacquired	(26,798,613)	(283,996,035)	(119,065,773)	(1,395,866,809)
Decrease	(19,025,506)	$(202,469,889)	(76,130,750)	$(871,042,717)

Class F3 Shares
Shares sold	4,164,953	$43,761,987	8,209,512	$96,241,910
Reinvestment of distributions	243,025	2,542,910	380,805	4,431,135
Shares reacquired	(3,806,289)	(39,695,049)	(6,564,018)	(74,887,060)
Increase	601,689	$6,609,848	2,026,299	$25,785,985

Class I Shares
Shares sold	60,086,217	$636,199,486	112,854,562	$1,289,014,098
Reinvestment of distributions	1,727,331	18,082,935	1,883,209	21,609,435
Shares reacquired	(43,822,063)	(456,978,713)	(58,348,142)	(657,095,742)
Increase	17,991,485	$197,303,708	56,389,629	$653,527,791

Notes to Financial Statements (continued)

Short Duration High Income	Six Months Ended March 31, 2023 (unaudited	)	Year Ended September 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,332,227	$60,901,605	10,907,124	$165,602,425
Reinvestment of distributions	367,513	5,166,391	576,692	8,541,073
Shares reacquired	(7,352,693)	(103,196,492)	(13,720,715)	(203,780,390)
Decrease	(2,652,953)	$(37,128,496)	(2,236,899)	$(29,636,892)

Class C Shares
Shares sold	301,524	$4,235,775	511,853	$7,895,826
Reinvestment of distributions	20,797	292,643	26,289	387,852
Shares reacquired	(381,921)	(5,375,860)	(655,790)	(9,695,946)
Decrease	(59,600)	$(847,442)	(117,648)	$(1,412,268)

Class F Shares
Shares sold	3,610,168	$50,366,331	18,007,811	$275,931,312
Reinvestment of distributions	136,522	1,917,082	478,068	7,201,066
Shares reacquired	(10,768,789)	(152,239,918)	(39,621,077)	(595,140,802)
Decrease	(7,022,099)	$(99,956,505)	(21,135,198)	$(312,008,424)

Class F3 Shares
Shares sold	1,211,162	$17,141,785	1,471,688	$21,965,315
Reinvestment of distributions	38,587	542,967	53,900	797,173
Shares reacquired	(827,042)	(11,597,881)	(1,444,184)	(21,130,565)
Increase	422,707	$6,086,871	81,404	$1,631,923

Class I Shares
Shares sold	23,656,565	$333,849,343	32,825,243	$488,939,553
Reinvestment of distributions	491,107	6,914,234	546,776	8,028,813
Shares reacquired	(13,838,478)	(193,669,502)	(22,568,457)	(329,936,628)
Increase	10,309,194	$147,094,075	10,803,562	$167,031,738

Sustainable	Six Months Ended March 31, 2023 (unaudited	)	For the period ended September 30, 2022(a	)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	22,556	$205,255	304,943	$3,047,500
Reinvestment of distributions	243	2,220	41	372
Increase	22,799	$207,475	304,984	$3,047,872

Class C Shares
Shares sold	11,450	$104,670	7,500	$75,000
Reinvestment of distributions	52	473	–	–
Increase	11,502	$105,143	7,500	$75,000

Class F Shares
Shares sold	–	$–	7,500	$75,000
Increase	–	$–	7,500	$75,000

Class F3 Shares
Shares sold	–	$–	10,000	$100,000
Increase	–	$–	10,000	$100,000

Notes to Financial Statements (continued)

Sustainable	Six Months Ended March 31, 2023 (unaudited	)	For the period ended September 30, 2022(a	)
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	16,267	$150,027	186,313	$1,850,000
Reinvestment of distributions	255	2,317	3	27
Shares reacquired	(212)	(1,929)	(5)	(41)
Increase	16,310	$150,415	186,311	$1,849,986

California	Six Months Ended March 31, 2023 (unaudited	)	Year Ended September 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,177,127	$60,836,024	9,952,420	$105,270,092
Reinvestment of distributions	440,793	4,360,657	686,472	7,300,515
Shares reacquired	(5,057,792)	(49,586,207)	(11,528,626)	(123,722,571)
Increase (decrease)	1,560,128	$15,610,474	(889,734)	$(11,151,964)

Class C Shares
Shares sold	161,908	$1,604,764	171,757	$1,855,502
Reinvestment of distributions	22,429	221,746	40,742	433,795
Shares reacquired	(311,628)	(3,070,092)	(844,314)	(8,994,447)
Decrease	(127,291)	$(1,243,582)	(631,815)	$(6,705,150)

Class F Shares
Shares sold	214,830	$2,082,847	3,531,708	$38,386,295
Reinvestment of distributions	25,142	247,853	123,708	1,353,557
Shares reacquired	(1,454,507)	(14,591,498)	(12,651,669)	(134,354,919)
Decrease	(1,214,535)	$(12,260,798)	(8,996,253)	$(94,615,067)

Class F3 Shares
Shares sold	1,416,413	$13,983,799	2,732,124	$28,646,820
Reinvestment of distributions	55,259	547,083	60,399	635,428
Shares reacquired	(655,166)	(6,410,662)	(1,442,987)	(15,152,394)
Increase	816,506	$8,120,220	1,349,536	$14,129,854

Class I Shares
Shares sold	4,694,755	$46,807,893	9,758,019	$101,943,212
Reinvestment of distributions	97,197	961,249	114,578	1,202,919
Shares reacquired	(3,781,577)	(37,008,330)	(4,946,127)	(51,321,033)
Increase	1,010,375	$10,760,812	4,926,470	$51,825,098

New Jersey	Six Months Ended March 31, 2023 (unaudited	)	Year Ended September 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,805,741	$8,294,780	2,767,063	$13,514,049
Reinvestment of distributions	202,673	931,250	367,992	1,817,051
Shares reacquired	(2,667,084)	(12,181,367)	(3,416,025)	(16,598,593)
Decrease	(658,670)	$(2,955,337)	(280,970)	$(1,267,493)

Notes to Financial Statements (continued)

New Jersey	Six Months Ended March 31, 2023 (unaudited	)	Year Ended September 30, 2022
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	254,311	$1,154,395	931,336	$4,823,229
Reinvestment of distributions	16,723	76,574	69,563	351,154
Shares reacquired	(787,327)	(3,656,719)	(4,924,806)	(24,332,270)
Decrease	(516,293)	$(2,425,750)	(3,923,907)	$(19,157,887)

Class F3 Shares
Shares sold	134,727	$600,418	211,945	$1,051,022
Reinvestment of distributions	5,304	24,433	7,587	37,239
Shares reacquired	(100,759)	(460,523)	(130,591)	(620,915)
Increase	39,272	$164,328	88,941	$467,346

Class I Shares
Shares sold	1,519,898	$6,968,578	3,426,486	$16,635,811
Reinvestment of distributions	34,122	156,912	50,354	245,041
Shares reacquired	(1,352,942)	(6,220,364)	(1,733,364)	(8,221,483)
Increase	201,078	$905,126	1,743,476	$8,659,369

New York	Six Months Ended March 31, 2023 (unaudited	)	Year Ended September 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,776,713	$38,764,475	7,514,861	$79,181,790
Reinvestment of distributions	380,002	3,912,114	650,952	7,216,866
Shares reacquired	(6,784,942)	(69,225,791)	(7,984,467)	(85,738,131)
Increase (decrease)	(2,628,227)	$(26,549,202)	181,346	$660,525

Class C Shares
Shares sold	230,462	$2,363,250	227,831	$2,615,587
Reinvestment of distributions	21,218	218,101	39,269	435,328
Shares reacquired	(417,796)	(4,275,089)	(877,823)	(9,735,032)
Decrease	(166,116)	$(1,693,738)	(610,723)	$(6,684,117)

Class F Shares
Shares sold	278,702	$2,850,853	1,352,775	$15,718,470
Reinvestment of distributions	19,448	199,595	72,464	816,787
Shares reacquired	(1,456,497)	(15,063,418)	(5,386,852)	(59,765,477)
Decrease	(1,158,347)	$(12,012,970)	(3,961,613)	$(43,230,220)

Class F3 Shares
Shares sold	130,744	$1,304,037	172,387	$1,898,630
Reinvestment of distributions	3,946	40,626	5,557	61,174
Shares reacquired	(138,079)	(1,422,341)	(110,926)	(1,192,434)
Increase (decrease)	(3,389)	$(77,678)	67,018	$767,370

Notes to Financial Statements (concluded)

New York	Six Months Ended March 31, 2023 (unaudited		)	Year Ended September 30, 2022
Class I Shares	Shares	Amount		Shares	Amount
Shares sold	3,331,838	$34,624,023		6,493,470	$70,567,286
Reinvestment of distributions	84,448	870,863		109,516	1,200,161
Shares reacquired	(2,176,784)	(22,136,811)		(3,109,286)	(33,153,558)
Increase	1,239,502	$13,358,075		3,493,700	$38,613,889

(a)	For the period January 5, 2022, commencement of operations, to September 30, 2022.

Approval of Advisory Contract

Lord Abbett Municipal Income Fund, Inc.

(Lord Abbett California Tax Free Fund, Lord Abbett High Income Municipal Bond Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett National Tax Free Fund, Lord Abbett New Jersey Tax Free Fund, Lord Abbett New York Tax Free Fund, Lord Abbett Short Duration High Income Municipal Bond Fund, Lord Abbett Short Duration Tax Free Fund, and Lord Abbett Sustainable Municipal Bond Fund)

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) for each Fund (other than Sustainable Municipal Bond Fund, which commenced operations in 2022) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. With respect to Sustainable Municipal Bond Fund, the Board considered information about the incorporation of environmental, social and governance factors into the Fund’s investment process. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Approval of Advisory Contract (continued)

Investment Performance. The Board reviewed each Fund’s investment performance (other than Sustainable Municipal Bond Fund, which commenced operations in 2022 and therefore did not yet have investment performance for a full calendar year) in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2022. As to National Tax Free Fund, New York Tax Free Fund and California Tax Free Fund, the Board observed that the Fund’s investment performance was below the median of its performance peer group for the one-, three- and five-year periods, but above the median of its performance peer group for the ten-year period. As to New Jersey Tax Free Fund, the Board observed that the Fund’s investment performance was below the median of its performance peer group for the one- and three-year periods, but above the median of the performance peer group for the five- and ten-year periods. As to Intermediate Tax Free Fund, High Income Municipal Bond Fund and Short Duration Tax Free Fund, the Board observed that the Fund’s investment performance was below the median of its performance peer group for the one-, three-, five- and ten-year periods. As to Short Duration High Income Municipal Bond Fund, the Board observed that the Fund’s investment performance was below the median of its performance peer group for the one-, three- and five-year periods. The Board also reviewed investment performance for Sustainable Municipal Bond Fund in relation to that of an appropriate benchmark for the period since the Fund’s inception on January 20, 2022 through December 31, 2022 and observed that the Fund’s investment performance was below that of the benchmark for the period. With respect to Intermediate, California Tax Free Fund and Sustainable Municipal Bond Fund, the Board took into account changes to the Fund’s portfolio management team. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of High Income Municipal Bond Fund, National Tax Free Fund, Sustainable Municipal Bond Fund and Short Duration High Income Municipal Bond Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. As to Intermediate Tax Free Fund, Short Duration Tax Free Fund, California Tax Free Fund, New Jersey Tax Free Fund and New York Tax Free Fund, the Board observed that the net total expense ratio of the Fund was the same as the median of the expense peer group. As to each of High Income

Approval of Advisory Contract (continued)

Municipal Bond Fund, New Jersey Tax Free Fund, Sustainable Municipal Bond Fund and Short Duration High Income Municipal Bond Fund, the Board observed that the actual management fee was below the median of the expense peer group. As to each of New York Tax Free Fund, California Tax Free Fund, Short Duration Tax Free Fund, Intermediate Tax Free Fund and National Tax Free Fund, the Board observed that the actual management fee was the same as the median of the expense peer group. The Board further considered that the management fee rate and the contractual expense waiver for Short Duration High Income Municipal Bond Fund was reduced effective December 9, 2022. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by each Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, with one or more contractual breakpoints in the level of management fee, and, with respect to each of Short Duration Tax Free Fund, New Jersey Tax Free Fund, Sustainable Municipal Bond Fund and Short Duration High Income Municipal Bond Fund, the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds,

Approval of Advisory Contract (concluded)

but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention 534489 Pittsburgh, PA (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Income Municipal Bond Fund

Lord Abbett Short Duration High Income Municipal Bond Fund

Lord Abbett Sustainable Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

LATFI-3 (05/23)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Schedule of Investments is included as part of the Reports to Shareholders under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 25, 2023

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: May 25, 2023